Vanguard® Tax-Exempt Bond Index Fund
Schedule of Investments (unaudited)
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.6%)
Alabama (0.6%)
Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/42	30	32
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	11,395	11,782
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	10,775	11,141
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/25	410	415
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/26	1,315	1,360
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/27	2,965	3,053
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	1,735	1,829
Alabama GO	5.000%	8/1/27	715	737
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/25	1,940	1,973
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	2,655	2,809
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	4,205	4,527
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/29	2,280	2,496
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/30	1,430	1,590
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/32	1,055	1,167
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/33	5,025	5,529
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/34	5,000	5,477
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/35	2,420	2,639
Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/36	15,820	16,177
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/37	495	535
Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/38	240	243
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/39	5,110	5,485
Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/40	4,695	4,709
Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/27	2,175	2,179
Auburn University College & University Revenue	5.000%	6/1/28	435	447
Auburn University College & University Revenue	5.000%	6/1/43	5	5
Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	13,300	13,883
Birmingham-Jefferson Civic Center Authority Special Tax Revenue	4.000%	7/1/43	245	233
Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/48	1,315	1,340
Decatur AL Waterworks & Sewer System Water Revenue	4.000%	8/15/50	5,160	4,859
Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.500%	10/1/49	1,500	1,571
Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.500%	10/1/54	1,250	1,300
Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.000%	10/1/56	500	493
Huntsville AL Water Revenue, Prere.	4.000%	5/1/25	1,150	1,153
Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/46	3,165	3,225
Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	500	514
Jefferson County AL Sales Tax Revenue	4.000%	9/15/42	7,875	7,671
Jefferson County AL Sewer Revenue	5.000%	10/1/27	910	951
Jefferson County AL Sewer Revenue	5.000%	10/1/28	1,405	1,486
Jefferson County AL Sewer Revenue	5.000%	10/1/29	1,650	1,768
Jefferson County AL Sewer Revenue	5.000%	10/1/30	2,900	3,136
Jefferson County AL Sewer Revenue	5.000%	10/1/31	4,210	4,595
Jefferson County AL Sewer Revenue	5.000%	10/1/32	3,035	3,337
Jefferson County AL Sewer Revenue	5.000%	10/1/33	3,000	3,319
Jefferson County AL Sewer Revenue	5.000%	10/1/34	2,730	3,012
Jefferson County AL Sewer Revenue	5.000%	10/1/35	2,885	3,170
Jefferson County AL Sewer Revenue	5.000%	10/1/36	2,500	2,736
Jefferson County AL Sewer Revenue	5.000%	10/1/37	5,535	6,026
Jefferson County AL Sewer Revenue	5.000%	10/1/38	2,000	2,166
Jefferson County AL Sewer Revenue	5.000%	10/1/39	2,925	3,150
Jefferson County AL Sewer Revenue	5.250%	10/1/40	1,260	1,375
Jefferson County AL Sewer Revenue	5.250%	10/1/41	6,280	6,813
Jefferson County AL Sewer Revenue	5.250%	10/1/42	4,800	5,184
Jefferson County AL Sewer Revenue	5.250%	10/1/43	3,000	3,224
Jefferson County AL Sewer Revenue	5.250%	10/1/44	3,750	4,013
Jefferson County AL Sewer Revenue	5.250%	10/1/45	4,000	4,267
Jefferson County AL Sewer Revenue	5.250%	10/1/49	21,855	23,081
Jefferson County AL Sewer Revenue	5.500%	10/1/53	26,000	27,871
University of Alabama at Birmingham College & University Revenue	4.000%	7/1/54	3,695	3,481

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Alabama College & University Revenue	3.500%	7/1/42	410	361
					243,100
Alaska (0.0%)
	Municipality of Anchorage AK Solid Waste Services Resource Recovery Revenue	4.000%	11/1/52	5,000	4,663
Arizona (1.1%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/41	2,870	3,106
	Arizona Board of Regents College & University Revenue	5.000%	7/1/42	2,990	3,063
	Arizona Board of Regents College & University Revenue	5.000%	7/1/42	1,145	1,234
	Arizona Board of Regents College & University Revenue	5.000%	7/1/42	355	382
	Arizona COP, ETM	5.000%	10/1/25	8,520	8,645
	Arizona COP, ETM	5.000%	10/1/27	1,810	1,914
	Arizona COP, ETM	5.000%	10/1/28	2,510	2,702
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	5,035	5,081
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	2,725	2,810
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/28	1,560	1,673
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/29	4,440	4,844
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	5,185	5,742
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/31	3,500	3,931
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/34	3,925	4,021
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/27	10,000	10,048
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/28	5,160	5,435
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/29	3,780	4,048
	Arizona IDA Charter School Aid Revenue	5.250%	11/1/48	2,000	2,122
	Arizona IDA Charter School Aid Revenue	5.250%	11/1/53	2,000	2,105
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/54	3,000	3,127
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/51	4,430	3,893
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/61	6,000	5,146
	Arizona Lottery Revenue, ETM	5.000%	7/1/25	4,050	4,085
	Arizona Lottery Revenue, ETM	5.000%	7/1/26	840	865
	Arizona Lottery Revenue, ETM	5.000%	7/1/27	445	467
	Arizona Lottery Revenue, ETM	5.000%	7/1/28	410	438
	Arizona Lottery Revenue, ETM	5.000%	7/1/29	1,025	1,113
	Arizona State University College & University Revenue	5.000%	7/1/41	1,050	1,100
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	480	482
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	1,770	1,786
	Gilbert Water Resource Municipal Property Corp. Water Revenue	5.000%	7/15/36	13,900	15,522
	Maricopa County Special Health Care District GO	4.000%	7/1/35	4,010	4,147
	Mesa AZ Utility System Multiple Utility Revenue	3.250%	7/1/29	350	349
	Mesa AZ Utility System Multiple Utility Revenue	3.000%	7/1/33	15	15
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/42	10,845	11,240
	Mesa AZ Utility System Water Revenue	4.000%	7/1/31	830	839
	Mesa AZ Utility System Water Revenue	4.000%	7/1/32	3,560	3,595
	Phoenix AZ GO	4.000%	7/1/25	1,225	1,226
	Phoenix AZ GO	5.000%	7/1/25	20	20
	Phoenix AZ GO	5.000%	7/1/27	9,475	9,762
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/26	3,845	3,852
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/27	1,895	1,900
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/29	15,950	15,921
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	385	400
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	1,435	1,490
[1,2]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/34	7,500	8,850
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/37	1,170	1,208
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/40	6,770	6,728
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/40	15,055	16,152
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/41	1,000	1,008
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/41	28,695	28,842
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/44	7,525	7,383
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/45	7,980	7,611
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/45	6,620	6,815
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	3.000%	7/1/49	3,450	2,573
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/49	27,295	27,996
	Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/25	125	126
	Pima County AZ Sewer System Sewer Revenue, ETM	5.000%	7/1/25	135	136
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/31	3,150	3,520
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/32	10,780	10,845
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/34	360	373
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	4,045	4,066
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/36	4,960	5,124

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/36	1,740	1,749
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	55	57
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/41	10,045	10,107
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	19,315	19,434
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/49	2,995	3,212
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.250%	1/1/54	5,130	5,605
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	6,620	7,035
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/29	855	908
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/31	4,845	5,120
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/32	1,160	1,224
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/34	1,570	1,653
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/36	5,820	6,100
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/37	3,120	3,267
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/39	660	671
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/39	155	161
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/45	5,020	4,874
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/45	7,255	7,679
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/47	5,450	5,706
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	2.375%	1/1/48	300	194
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/48	12,230	13,075
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/50	20,030	21,225
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/53	3,975	4,318
	University of Arizona College & University Revenue	4.000%	8/1/44	6,620	6,415
					434,831
Arkansas (0.1%)
	Fayetteville School District No. 1 GO	4.000%	2/1/46	5,000	4,746
	Fayetteville School District No. 1 GO	2.750%	6/1/46	155	111
	Fayetteville School District No. 1 GO	4.000%	2/1/50	5,000	4,727
	Fayetteville School District No. 1 GO	3.000%	6/1/50	70	52
[3]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.125%	8/1/47	5,950	5,752
[3]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.125%	8/1/50	2,000	1,926
[3]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.250%	8/1/53	3,015	2,928
	University of Arkansas College & University Revenue	5.000%	12/1/45	6,460	6,791
					27,033
California (16.2%)
[4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/52	4,700	4,970
[4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/53	2,800	696
[4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/53	1,320	341
[4,5]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.200% coupon rate effective 10/1/37	0.000%	10/1/51	4,300	2,417
[5]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/37	0.000%	10/1/47	4,900	2,850
[5]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/37	0.000%	10/1/48	9,305	5,382
[5]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.400% coupon rate effective 10/1/37	0.000%	10/1/50	1,730	985
[4,5]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	31,590	17,628
[4]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/34	2,550	2,325
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	2,390	2,435
[4]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	3,650	3,747
[6]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/35	150	101
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	2,280	2,321
[4]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	1,915	1,964
[4]	Alameda Corridor Transportation Authority Transit Revenue	3.125%	10/1/36	70	62

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	500	509
[4]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/37	530	531
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	4,130	4,199
[4]	Alameda County Oakland Unified School District GO	3.000%	8/1/40	20	17
[3]	Alameda County Oakland Unified School District GO	4.000%	8/1/46	5,685	5,606
[4]	Alameda County Oakland Unified School District GO	5.250%	8/1/48	5,385	5,900
	Alameda County Oakland Unified School District GO, Prere.	5.000%	8/1/25	2,630	2,661
[5]	Allan Hancock CA Joint Community College District GO, 5.600% coupon rate effective 8/1/33	0.000%	8/1/47	380	278
[4]	Alvord Unified School District GO	0.000%	8/1/41	220	107
[4]	Alvord Unified School District GO	0.000%	8/1/43	590	273
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	2,500	2,618
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	2,135	2,232
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue (Water System Project), Prere.	5.000%	10/1/25	4,615	4,685
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/29	600	516
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/30	1,255	1,041
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/32	2,525	1,935
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project), ETM	0.000%	9/1/36	1,490	1,000
	Antelope Valley Community College District GO	4.000%	8/1/46	10,125	9,978
	Antelope Valley Community College District GO	3.000%	8/1/50	7,145	5,523
[4]	Bass Lake Joint Elementary District GO	0.000%	8/1/45	3,030	1,174
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/27	120	126
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/28	285	307
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/28	265	285
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/29	675	688
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/29	425	467
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/30	95	106
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	390	397
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/31	120	136
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/34	4,605	4,664
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	1,030	1,041
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	5,040	4,821
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	18,570	18,696
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	6,090	6,115
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/42	5,115	5,059
	Bay Area Toll Authority Highway Revenue	3.500%	4/1/47	310	269
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	22,155	21,805
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/49	4,460	4,377
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	5,455	4,131
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	13,780	9,035
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/56	5,065	4,890
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	315	314
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	7,000	6,682
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/27	180	190
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/29	215	236
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/29	340	373
	Beverly Hills Unified School District CA GO	0.000%	8/1/31	675	548
	Beverly Hills Unified School District CA GO	0.000%	8/1/33	1,100	827
	Beverly Hills Unified School District CA GO	0.000%	8/1/37	1,850	1,100
	Beverly Hills Unified School District CA GO	3.000%	8/1/44	215	179
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	840	866
	California Department of Water Resources Water Revenue	5.000%	12/1/25	195	196
	California Department of Water Resources Water Revenue	5.000%	12/1/26	550	575
	California Department of Water Resources Water Revenue	5.000%	12/1/27	365	390
	California Department of Water Resources Water Revenue	5.000%	12/1/27	400	428
	California Department of Water Resources Water Revenue	5.000%	12/1/28	1,835	1,910
	California Department of Water Resources Water Revenue	5.000%	12/1/28	405	442
	California Department of Water Resources Water Revenue	5.000%	12/1/29	720	749
	California Department of Water Resources Water Revenue	5.000%	12/1/29	295	328
	California Department of Water Resources Water Revenue	5.000%	12/1/30	360	408
	California Department of Water Resources Water Revenue	5.000%	12/1/30	380	395
	California Department of Water Resources Water Revenue	5.000%	12/1/31	450	508
	California Department of Water Resources Water Revenue	5.000%	12/1/31	355	368
	California Department of Water Resources Water Revenue	5.000%	12/1/31	685	729
	California Department of Water Resources Water Revenue	5.000%	12/1/31	35	38
	California Department of Water Resources Water Revenue	5.000%	12/1/32	230	259
	California Department of Water Resources Water Revenue	5.000%	12/1/33	75	82
	California Department of Water Resources Water Revenue	4.000%	12/1/34	8,095	8,231
	California Department of Water Resources Water Revenue	5.000%	12/1/34	665	745

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Department of Water Resources Water Revenue	5.000%	12/1/34	500	544
California Department of Water Resources Water Revenue	4.000%	12/1/35	1,200	1,217
California Department of Water Resources Water Revenue	5.000%	12/1/35	785	878
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/30	50	57
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/31	245	282
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/32	110	128
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/33	10	11
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/34	10,690	12,386
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/35	10,720	12,375
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/26	210	219
California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/29	130	143
California Educational Facilities Authority College & University Revenue	5.000%	5/1/29	495	545
California Educational Facilities Authority College & University Revenue	5.000%	6/1/33	435	511
California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	4,120	4,933
California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	5,850	5,963
California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	2,685	3,198
California Educational Facilities Authority College & University Revenue	5.250%	10/1/44	2,000	2,079
California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	20,000	23,650
California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	5,905	6,970
California Educational Facilities Authority College & University Revenue	4.000%	4/1/47	5,040	4,859
California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	24,110	28,278
California Educational Facilities Authority College & University Revenue	2.250%	4/1/51	2,040	1,267
California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	15,465	18,095
California Educational Facilities Authority College & University Revenue	5.500%	10/1/53	2,450	2,540
California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	1,000	1,014
California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/54	13,610	14,967
California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/59	2,000	2,249
California GO	5.500%	2/1/25	150	150
California GO	5.000%	3/1/25	13,665	13,690
California GO	5.000%	3/1/25	600	601
California GO	5.000%	4/1/25	3,005	3,017
California GO	5.000%	4/1/25	3,965	3,980
California GO	5.000%	8/1/25	3,380	3,421
California GO	5.000%	8/1/25	2,470	2,500
California GO	5.000%	8/1/25	2,055	2,080
California GO	5.000%	8/1/25	600	607
California GO	5.000%	8/1/25	335	339
California GO	5.000%	9/1/25	7,895	8,005
California GO	5.000%	9/1/25	1,235	1,252
California GO	5.000%	9/1/25	6,315	6,403
California GO	5.000%	9/1/25	2,000	2,028
California GO	5.000%	9/1/25	150	152
California GO	5.000%	9/1/25	4,790	4,857
California GO	5.000%	9/1/25	2,500	2,535
California GO	5.000%	9/1/25	5,000	5,070
California GO	4.000%	10/1/25	2,325	2,347
California GO	5.000%	10/1/25	7,840	7,965
California GO	5.000%	10/1/25	5,000	5,080
California GO	5.000%	10/1/25	975	991
California GO	5.000%	10/1/25	3,950	4,013
California GO	5.000%	10/1/25	5,310	5,395
California GO	5.000%	10/1/25	915	917
California GO	4.000%	11/1/25	1,255	1,268
California GO	5.000%	11/1/25	4,395	4,474
California GO	5.000%	11/1/25	7,150	7,278
California GO	5.000%	11/1/25	8,360	8,510
California GO	5.000%	12/1/25	6,165	6,288
California GO	3.000%	3/1/26	2,875	2,878
California GO	5.000%	3/1/26	15,475	15,502
California GO	5.000%	3/1/26	980	982
California GO	5.000%	4/1/26	4,045	4,158
California GO	5.000%	4/1/26	11,365	11,682
California GO	3.875%	8/1/26	11,975	12,147
California GO	4.000%	8/1/26	400	408
California GO	5.000%	8/1/26	1,175	1,216
California GO	5.000%	8/1/26	22,240	23,020
California GO	5.000%	8/1/26	1,810	1,829
California GO	5.000%	8/1/26	5,305	5,491

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	8/1/26	10,040	10,392
	California GO	5.000%	8/1/26	3,435	3,558
	California GO	5.000%	8/1/26	3,310	3,426
	California GO	5.000%	8/1/26	870	870
	California GO	5.000%	8/1/26	30	30
	California GO	4.000%	9/1/26	7,585	7,749
	California GO	5.000%	9/1/26	7,245	7,513
	California GO	5.000%	9/1/26	2,680	2,713
	California GO	5.000%	9/1/26	235	244
	California GO	5.000%	9/1/26	1,555	1,612
	California GO	5.000%	9/1/26	2,605	2,701
	California GO	5.000%	9/1/26	5,000	5,185
	California GO	5.000%	9/1/26	7,000	7,259
	California GO	5.000%	9/1/26	8,000	8,296
	California GO	5.000%	10/1/26	3,780	3,927
	California GO	5.000%	10/1/26	1,875	1,948
	California GO	5.000%	10/1/26	6,710	6,971
	California GO	5.000%	10/1/26	2,030	2,109
	California GO	4.000%	11/1/26	3,025	3,097
	California GO	5.000%	11/1/26	2,295	2,389
	California GO	5.000%	11/1/26	12,075	12,567
	California GO	5.000%	11/1/26	5,015	5,219
	California GO	5.000%	12/1/26	9,625	10,032
[7]	California GO	5.000%	2/1/27	3,990	4,174
	California GO	5.000%	3/1/27	6,000	6,012
	California GO	5.000%	3/1/27	8,090	8,106
	California GO	5.000%	4/1/27	5,445	5,710
	California GO	5.000%	4/1/27	2,995	3,141
	California GO	3.500%	8/1/27	455	464
	California GO	5.000%	8/1/27	2,000	2,066
	California GO	5.000%	8/1/27	2,510	2,536
	California GO	5.000%	8/1/27	3,750	3,959
	California GO	5.000%	8/1/27	16,310	17,220
	California GO	5.000%	8/1/27	7,425	7,425
	California GO	5.000%	8/1/27	9,230	9,745
	California GO	5.000%	8/1/27	230	230
	California GO	5.000%	9/1/27	1,010	1,045
	California GO	5.000%	9/1/27	1,180	1,248
	California GO	5.000%	9/1/27	8,030	8,492
	California GO	4.000%	10/1/27	21,330	22,050
	California GO	5.000%	10/1/27	1,315	1,393
	California GO	5.000%	10/1/27	2,755	2,826
	California GO	5.000%	10/1/27	6,100	6,461
	California GO	5.000%	10/1/27	55	55
	California GO	5.000%	11/1/27	1,000	1,061
	California GO	5.000%	11/1/27	2,355	2,499
	California GO	5.000%	11/1/27	2,450	2,599
	California GO	5.000%	11/1/27	3,580	3,798
	California GO	5.000%	11/1/27	3,590	3,809
	California GO	5.000%	11/1/27	4,365	4,631
	California GO	5.000%	11/1/27	1,260	1,337
	California GO	5.000%	12/1/27	8,300	8,821
	California GO	3.000%	3/1/28	4,370	4,404
	California GO	5.000%	3/1/28	3,805	3,813
	California GO	5.000%	4/1/28	6,375	6,808
	California GO	5.000%	4/1/28	6,715	7,171
	California GO	5.000%	8/1/28	6,475	6,686
	California GO	5.000%	8/1/28	8,090	8,500
	California GO	5.000%	8/1/28	2,090	2,111
	California GO	5.000%	8/1/28	435	457
	California GO	5.000%	8/1/28	7,645	8,213
	California GO	5.000%	8/1/28	16,300	17,511
	California GO	4.000%	9/1/28	315	320
	California GO	5.000%	9/1/28	2,990	3,093
	California GO	5.000%	9/1/28	1,755	1,888
	California GO	5.000%	9/1/28	1,240	1,283
	California GO	5.000%	10/1/28	150	162
	California GO	5.000%	10/1/28	5,090	5,484
	California GO	5.000%	10/1/28	340	366
	California GO	5.000%	10/1/28	22,295	24,020

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	10/1/28	2,250	2,424
California GO	5.000%	10/1/28	5	5
California GO	5.000%	11/1/28	370	390
California GO	5.000%	11/1/28	20,115	21,702
California GO	5.000%	12/1/28	14,350	15,505
California GO	5.000%	2/1/29	25	25
California GO	3.000%	3/1/29	65	64
California GO	3.000%	3/1/29	310	308
California GO	5.000%	3/1/29	535	581
California GO	5.000%	4/1/29	7,950	8,642
California GO	5.000%	4/1/29	3,305	3,593
California GO	5.000%	8/1/29	7,660	7,891
California GO	5.000%	8/1/29	460	483
California GO	5.000%	8/1/29	690	697
California GO	5.000%	8/1/29	13,350	13,752
California GO	5.000%	8/1/29	3,790	4,052
California GO	5.000%	8/1/29	18,060	19,747
California GO	5.000%	8/1/29	1,705	1,705
California GO	5.000%	8/1/29	25	25
California GO	3.000%	9/1/29	155	154
California GO	5.000%	9/1/29	1,090	1,125
California GO	5.000%	9/1/29	2,110	2,177
California GO	5.000%	9/1/29	1,125	1,232
California GO	5.000%	9/1/29	10,775	11,798
California GO	5.000%	10/1/29	14,685	16,101
California GO	5.000%	10/1/29	8,605	8,807
California GO	5.000%	10/1/29	3,545	3,800
California GO	5.000%	10/1/29	6,805	7,461
California GO	5.000%	10/1/29	20,000	21,929
California GO	5.000%	10/1/29	5,970	6,546
California GO	4.000%	11/1/29	14,545	15,302
California GO	5.000%	11/1/29	22,995	25,248
California GO	5.000%	11/1/29	12,065	13,247
California GO	5.000%	11/1/29	12,875	13,578
California GO	5.000%	11/1/29	2,530	2,778
California GO	5.000%	12/1/29	2,065	2,271
California GO	5.000%	3/1/30	4,460	4,469
California GO	5.000%	3/1/30	2,660	2,936
California GO	5.000%	4/1/30	1,655	1,829
California GO	5.000%	8/1/30	7,940	8,179
California GO	5.000%	8/1/30	13,625	14,302
California GO	5.000%	8/1/30	160	160
California GO	5.000%	8/1/30	5,150	5,201
California GO	5.000%	8/1/30	5,135	5,488
California GO	5.000%	8/1/30	5,245	5,827
California GO	5.000%	9/1/30	2,450	2,527
California GO	5.000%	9/1/30	5,520	5,694
California GO	5.000%	9/1/30	10,200	10,318
California GO	5.000%	9/1/30	5,055	5,623
California GO	5.000%	10/1/30	10,485	11,427
California GO	5.000%	10/1/30	5,360	5,744
California GO	5.000%	10/1/30	3,315	3,692
California GO	5.000%	10/1/30	5	5
California GO	5.000%	11/1/30	15,455	17,237
California GO	5.000%	12/1/30	1,075	1,200
California GO	5.000%	3/1/31	1,045	1,152
California GO	5.000%	4/1/31	7,490	8,409
California GO	5.000%	4/1/31	4,310	4,839
California GO	5.000%	4/1/31	1,425	1,539
California GO	5.000%	4/1/31	95	103
California GO	4.000%	8/1/31	1,000	1,011
California GO	5.000%	8/1/31	4,815	4,815
California GO	5.000%	8/1/31	1,715	1,934
California GO	5.000%	8/1/31	12,290	13,857
California GO	5.000%	8/1/31	2,375	2,678
California GO	3.250%	9/1/31	205	203
California GO	4.000%	9/1/31	7,140	7,222
California GO	5.000%	9/1/31	2,200	2,269
California GO	5.000%	9/1/31	4,975	5,131
California GO	5.000%	9/1/31	3,505	3,956

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	9/1/31	5,465	6,168
	California GO	5.000%	10/1/31	10,705	11,644
	California GO	5.000%	10/1/31	10,230	11,558
	California GO	5.000%	10/1/31	7,305	8,253
	California GO	5.000%	11/1/31	405	426
	California GO	5.000%	11/1/31	500	526
	California GO	5.000%	11/1/31	975	1,085
	California GO	5.000%	11/1/31	5,500	5,884
	California GO	5.000%	12/1/31	1,000	1,026
	California GO	5.000%	4/1/32	13,020	14,807
	California GO	5.000%	4/1/32	2,685	3,054
	California GO	5.000%	4/1/32	2,530	2,723
	California GO	4.000%	8/1/32	8,325	8,408
	California GO	5.000%	8/1/32	250	250
	California GO	5.000%	8/1/32	1,035	1,045
	California GO	5.000%	8/1/32	1,330	1,369
	California GO	5.000%	8/1/32	5,005	5,714
[4]	California GO	5.250%	8/1/32	39,785	45,484
	California GO	5.250%	8/1/32	1,075	1,086
	California GO	3.000%	9/1/32	520	511
	California GO	3.500%	9/1/32	65	65
	California GO	4.000%	9/1/32	13,560	13,702
	California GO	4.000%	9/1/32	10	10
	California GO	4.000%	9/1/32	7,610	7,690
	California GO	4.000%	9/1/32	305	308
	California GO	5.000%	9/1/32	2,465	2,541
	California GO	5.000%	9/1/32	3,260	3,295
	California GO	5.000%	9/1/32	3,430	3,536
	California GO	5.000%	9/1/32	5,000	5,714
	California GO	5.000%	9/1/32	2,955	3,377
	California GO	5.000%	9/1/32	625	714
	California GO	3.000%	10/1/32	335	321
	California GO	5.000%	10/1/32	2,200	2,383
	California GO	5.000%	10/1/32	16,710	18,681
	California GO	5.000%	10/1/32	9,245	10,416
	California GO	5.000%	10/1/32	65	65
	California GO	5.000%	11/1/32	1,375	1,444
	California GO	5.000%	11/1/32	11,010	11,756
	California GO	5.000%	11/1/32	500	525
	California GO	5.000%	11/1/32	240	266
	California GO	5.000%	11/1/32	2,540	2,908
	California GO	5.000%	12/1/32	150	154
	California GO	5.000%	3/1/33	1,185	1,187
	California GO	5.000%	3/1/33	5,180	5,685
	California GO	5.000%	3/1/33	1,055	1,158
	California GO	5.000%	3/1/33	2,690	2,953
	California GO	5.000%	4/1/33	7,890	8,483
	California GO	5.000%	4/1/33	1,045	1,184
	California GO	3.500%	8/1/33	365	362
	California GO	4.000%	8/1/33	5,910	5,963
	California GO	5.000%	8/1/33	8,730	8,984
	California GO	5.000%	8/1/33	13,065	13,065
	California GO	5.000%	8/1/33	2,325	2,431
	California GO	5.000%	8/1/33	7,295	8,420
	California GO	3.000%	9/1/33	2,580	2,518
	California GO	3.375%	9/1/33	795	781
	California GO	4.000%	9/1/33	505	510
	California GO	4.000%	9/1/33	620	626
	California GO	5.000%	9/1/33	1,355	1,396
	California GO	5.000%	9/1/33	1,090	1,241
	California GO	5.000%	9/1/33	5,075	5,862
	California GO	5.000%	9/1/33	6,000	6,931
	California GO	5.000%	9/1/33	2,315	2,674
	California GO	5.000%	9/1/33	11,000	12,707
	California GO	3.000%	10/1/33	730	725
	California GO	4.000%	10/1/33	245	258
	California GO	5.000%	10/1/33	5,635	6,469
	California GO	5.000%	10/1/33	65	65
	California GO	4.000%	11/1/33	7,190	7,322
	California GO	5.000%	11/1/33	350	388

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	3/1/34	1,475	1,615
California GO	4.000%	8/1/34	465	465
California GO	5.000%	8/1/34	1,730	1,745
California GO	5.000%	8/1/34	10,535	10,838
California GO	4.000%	9/1/34	16,725	16,859
California GO	4.000%	9/1/34	260	262
California GO	4.000%	9/1/34	5	5
California GO	4.000%	9/1/34	16,665	17,940
California GO	5.000%	9/1/34	1,230	1,242
California GO	5.000%	9/1/34	3,185	3,281
California GO	5.000%	9/1/34	2,205	2,501
California GO	5.000%	9/1/34	5,025	5,779
California GO	5.000%	9/1/34	10,185	11,868
California GO	5.000%	9/1/34	1,105	1,288
California GO	4.000%	10/1/34	5,740	5,930
California GO	4.000%	10/1/34	6,615	6,955
California GO	4.000%	11/1/34	3,280	3,336
California GO	4.000%	11/1/34	1,935	2,028
California GO	5.000%	11/1/34	1,670	1,844
California GO	5.000%	12/1/34	3,570	3,660
California GO	5.000%	12/1/34	12,115	13,390
California GO	5.000%	3/1/35	26,860	29,319
California GO	5.000%	3/1/35	2,140	2,336
California GO	3.125%	4/1/35	135	135
California GO	5.000%	4/1/35	3,750	4,218
California GO	5.000%	4/1/35	9,780	10,385
California GO	3.500%	8/1/35	290	283
California GO	5.000%	8/1/35	1,000	1,027
California GO	5.000%	8/1/35	5,075	5,116
California GO	5.000%	8/1/35	1,565	1,634
California GO	3.000%	9/1/35	860	812
California GO	4.000%	9/1/35	7,470	7,519
California GO	4.000%	9/1/35	510	513
California GO	4.000%	9/1/35	5,105	5,138
California GO	5.000%	9/1/35	16,330	16,802
California GO	5.000%	9/1/35	3,340	3,437
California GO	5.000%	9/1/35	2,035	2,299
California GO	5.000%	9/1/35	10,000	11,447
California GO	5.000%	9/1/35	10,190	11,739
California GO	5.000%	10/1/35	1,390	1,420
California GO	5.000%	10/1/35	5,000	5,691
California GO	4.000%	11/1/35	200	203
California GO	4.000%	11/1/35	2,360	2,460
California GO	5.000%	11/1/35	1,155	1,210
California GO	3.750%	12/1/35	70	70
California GO	5.000%	12/1/35	11,970	13,185
California GO	4.000%	3/1/36	13,875	14,341
California GO	5.000%	3/1/36	1,005	1,094
California GO	5.000%	4/1/36	7,900	8,443
California GO	4.000%	8/1/36	1,500	1,508
California GO	5.000%	8/1/36	9,035	9,554
California GO	5.000%	8/1/36	55	56
California GO	5.000%	8/1/36	5,890	6,145
California GO	3.000%	9/1/36	2,580	2,385
California GO	4.000%	9/1/36	215	216
California GO	4.000%	9/1/36	685	689
California GO	5.000%	9/1/36	575	591
California GO	5.000%	9/1/36	6,555	7,375
California GO	5.000%	9/1/36	25,000	28,662
California GO	3.000%	10/1/36	1,480	1,438
California GO	4.000%	10/1/36	5,620	5,762
California GO	4.000%	10/1/36	5,940	6,167
California GO	5.000%	10/1/36	10,790	12,227
California GO	2.000%	11/1/36	150	122
California GO	4.000%	11/1/36	35	35
California GO	4.000%	11/1/36	1,030	1,067
California GO	5.000%	11/1/36	6,600	7,001
California GO	5.000%	11/1/36	5,740	6,296
California GO	5.000%	4/1/37	1,360	1,451
California GO	5.000%	4/1/37	2,065	2,312

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	4.000%	8/1/37	40	40
California GO	4.000%	8/1/37	165	167
California GO	5.000%	8/1/37	5,595	5,739
California GO	5.000%	8/1/37	14,000	16,112
California GO	4.000%	9/1/37	925	929
California GO	4.000%	9/1/37	10,000	10,452
California GO	3.000%	10/1/37	13,520	12,751
California GO	4.000%	10/1/37	5,555	5,689
California GO	4.000%	10/1/37	2,115	2,182
California GO	5.000%	10/1/37	4,270	4,738
California GO	5.000%	11/1/37	22,705	24,036
California GO	5.000%	11/1/37	2,365	2,474
California GO	5.000%	11/1/37	1,150	1,293
California GO	4.000%	3/1/38	9,595	9,817
California GO	5.000%	4/1/38	5,480	5,834
California GO	4.000%	8/1/38	885	887
California GO	5.000%	9/1/38	3,895	4,411
California GO	5.000%	8/1/39	4,840	5,520
California GO	4.000%	10/1/39	7,805	7,921
California GO	4.000%	10/1/39	6,400	6,408
California GO	4.000%	10/1/39	4,760	4,854
California GO	5.000%	10/1/39	4,685	4,771
California GO	5.000%	10/1/39	3,485	3,720
California GO	5.000%	10/1/39	1,325	1,487
California GO	5.000%	11/1/39	17,480	18,439
California GO	4.000%	3/1/40	5,000	5,077
California GO	5.000%	9/1/41	9,545	10,431
California GO	5.000%	9/1/41	8,010	8,996
California GO	4.000%	10/1/41	8,415	8,543
California GO	5.000%	10/1/41	13,615	14,807
California GO	3.000%	11/1/41	210	183
California GO	4.000%	11/1/41	2,905	2,901
California GO	4.000%	4/1/42	500	507
California GO	5.000%	4/1/42	11,410	11,888
California GO	5.000%	4/1/42	11,500	12,614
California GO	4.000%	9/1/42	1,710	1,733
California GO	5.000%	9/1/42	12,310	13,564
California GO	4.000%	10/1/42	950	964
California GO	5.000%	10/1/42	24,075	25,346
California GO	5.000%	10/1/42	22,355	24,783
California GO	5.000%	11/1/42	7,875	8,692
California GO	4.000%	2/1/43	25	25
California GO	4.000%	9/1/43	6,505	6,570
California GO	4.000%	9/1/43	5,900	5,962
California GO	5.000%	9/1/43	6,020	6,646
California GO	5.000%	9/1/43	15,665	17,374
California GO	2.250%	11/1/43	210	153
California GO	2.375%	12/1/43	1,415	1,051
California GO	5.000%	12/1/43	140	150
California GO	5.000%	8/1/44	4,755	5,254
California GO	5.250%	8/1/44	6,795	7,654
California GO	5.000%	9/1/44	12,255	13,492
California GO	4.000%	10/1/44	5,220	5,222
California GO	4.000%	11/1/44	635	630
California GO	4.000%	3/1/45	85	84
California GO	5.000%	3/1/45	3,610	3,617
California GO	3.250%	4/1/45	5,150	4,365
California GO	4.000%	8/1/45	120	119
California GO	4.000%	9/1/45	40	40
California GO	5.000%	9/1/45	7,560	7,722
California GO	5.000%	10/1/45	9,030	9,843
California GO	5.250%	10/1/45	10,250	11,367
California GO	4.000%	11/1/45	16,725	16,537
California GO	3.000%	3/1/46	5,160	4,202
California GO	4.000%	3/1/46	3,000	2,999
California GO	4.000%	3/1/46	5,700	5,697
California GO	4.000%	8/1/46	110	108
California GO	3.000%	9/1/46	1,385	1,094
California GO	4.000%	9/1/46	95	93
California GO	5.000%	9/1/46	1,600	1,634

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	2.375%	10/1/46	6,745	4,762
	California GO	3.000%	12/1/46	100	81
	California GO	5.000%	4/1/47	8,870	9,537
	California GO	4.000%	9/1/47	12,400	12,363
	California GO	5.250%	9/1/47	12,725	13,982
	California GO	3.625%	10/1/47	1,070	953
	California GO	5.000%	10/1/47	6,885	6,989
	California GO	4.000%	11/1/47	280	276
	California GO	5.000%	11/1/47	16,630	17,180
	California GO	5.000%	9/1/48	9,000	9,810
	California GO	4.000%	4/1/49	710	704
	California GO	5.000%	4/1/49	3,485	3,626
	California GO	4.000%	8/1/49	13,100	12,994
	California GO	5.000%	8/1/49	3,085	3,364
	California GO	5.500%	8/1/49	5,075	5,778
	California GO	3.000%	10/1/49	2,325	1,791
	California GO	2.500%	12/1/49	560	388
	California GO	3.000%	12/1/49	400	311
	California GO	2.500%	3/1/50	2,000	1,380
	California GO	3.000%	3/1/50	3,000	2,315
	California GO	4.000%	3/1/50	3,000	2,962
	California GO	4.000%	10/1/50	7,330	7,235
	California GO	5.250%	10/1/50	20,005	21,961
	California GO	3.000%	11/1/50	2,880	2,215
[3]	California GO	3.000%	11/1/50	4,000	3,105
	California GO	4.000%	11/1/50	11,900	11,505
	California GO	2.375%	10/1/51	200	132
	California GO	3.000%	4/1/52	12,020	9,198
	California GO	4.250%	9/1/52	4,485	4,526
	California GO	5.000%	9/1/52	2,630	2,817
	California GO	4.000%	8/1/54	4,890	4,771
	California GO	5.250%	8/1/54	2,920	3,229
	California GO	5.500%	8/1/54	2,940	3,317
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/29	970	1,047
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/47	1,145	1,183
[2]	California Infrastructure & Economic Development Bank Highway Revenue, ETM	5.000%	7/1/25	1,470	1,484
[7]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.125%	7/1/26	140	145
[2]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	1,290	1,370
[7]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	1,070	1,145
[7]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	1,255	1,344
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/47	5,010	5,467
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/52	5,370	5,769
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/44	1,690	1,765
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/49	4,750	4,928
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	5.000%	10/1/26	10,000	10,309
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/29	4,795	4,802
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	3,695	4,049
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/45	5,380	5,328
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	1,025	762
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/25	120	122
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/26	70	73
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/27	180	190
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/27	450	480
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/28	260	273
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/29	380	408
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/35	200	212
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/38	2,445	2,553
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/39	90	93
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/43	470	479
	California Municipal Finance Authority College & University Revenue	5.000%	9/1/49	3,150	3,416
	California Municipal Finance Authority College & University Revenue	5.250%	6/1/53	2,500	2,681
	California Municipal Finance Authority College & University Revenue	5.000%	9/1/54	3,185	3,424
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	50	53
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/43	1,620	1,683
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/48	5,000	5,165
	California Municipal Finance Authority Lease (Abatement) Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/42	680	697

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Lease (Abatement) Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	4.000%	6/1/47	1,185	1,153
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/48	5,000	4,681
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	2,400	1,824
[4]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	9,800	2,789
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	2,500	2,500
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	3,090	3,125
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	530	538
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/26	340	342
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	1,180	1,219
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	115	116
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/27	60	63
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	6,025	6,410
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	640	643
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	2,445	2,624
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	2,355	2,478
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	3,165	3,426
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	830	873
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	5,045	5,597
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	1,485	1,660
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	4,000	4,500
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	1,265	1,432
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	2,830	3,173
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	3,465	3,874
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	1,700	1,892
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/35	1,860	2,138
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	165	183
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/36	1,650	1,888
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	360	398
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/43	2,225	2,232
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/44	2,700	2,966
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/45	290	317
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/49	18,090	19,519
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/25	2,475	2,489
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/25	2,900	2,954
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/26	2,175	2,263
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/27	6,400	6,755
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/27	1,500	1,591
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/28	1,290	1,392
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	7,370	8,299
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/32	15,000	15,166
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/33	3,535	4,069
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/34	1,320	1,530
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/35	2,000	2,306
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/37	3,570	4,075
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/37	1,215	1,357
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/38	10,085	11,464
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/39	2,250	2,548
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	3.000%	11/1/39	4,000	3,673
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/46	4,005	3,969
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/49	12,000	11,755
	California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/25	40	41
	California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/26	135	140
	California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/27	220	233
	California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/27	50	53
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/30	270	300
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/35	6,320	7,008
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	1,365	1,412
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/46	2,530	2,507
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/46	3,055	3,269
	California State University College & University Revenue	5.000%	11/1/25	360	367
	California State University College & University Revenue	5.000%	11/1/26	255	259
	California State University College & University Revenue	5.000%	11/1/26	25	26
	California State University College & University Revenue	5.000%	11/1/27	345	351
	California State University College & University Revenue	5.000%	11/1/27	150	158
	California State University College & University Revenue	5.000%	11/1/27	2,785	2,864
	California State University College & University Revenue	3.250%	11/1/28	1,815	1,816
	California State University College & University Revenue	5.000%	11/1/28	870	895
	California State University College & University Revenue	5.000%	11/1/28	675	710
	California State University College & University Revenue	3.375%	11/1/29	4,065	4,070

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue	5.000%	11/1/29	270	284
	California State University College & University Revenue	5.000%	11/1/29	1,200	1,233
	California State University College & University Revenue	5.000%	11/1/30	6,000	6,089
	California State University College & University Revenue	5.000%	11/1/31	13,590	13,786
	California State University College & University Revenue	5.000%	11/1/31	460	482
	California State University College & University Revenue	5.000%	11/1/32	595	623
	California State University College & University Revenue	5.000%	11/1/32	8,560	8,781
	California State University College & University Revenue	3.000%	11/1/33	330	319
	California State University College & University Revenue	5.000%	11/1/33	510	534
	California State University College & University Revenue	5.000%	11/1/33	55	56
	California State University College & University Revenue	4.000%	11/1/34	3,125	3,148
	California State University College & University Revenue	4.000%	11/1/34	8,585	8,605
	California State University College & University Revenue	4.000%	11/1/35	2,190	2,202
	California State University College & University Revenue	5.000%	11/1/35	435	454
	California State University College & University Revenue	3.125%	11/1/36	1,675	1,591
	California State University College & University Revenue	5.000%	11/1/36	1,320	1,376
	California State University College & University Revenue	5.000%	11/1/36	275	281
	California State University College & University Revenue	3.200%	11/1/37	340	321
	California State University College & University Revenue	4.000%	11/1/37	375	376
	California State University College & University Revenue	5.000%	11/1/37	720	729
	California State University College & University Revenue	5.000%	11/1/37	305	317
	California State University College & University Revenue	4.000%	11/1/38	4,140	4,149
	California State University College & University Revenue	5.000%	11/1/38	3,285	3,326
	California State University College & University Revenue	5.000%	11/1/38	130	135
	California State University College & University Revenue	5.000%	11/1/41	6,375	6,501
	California State University College & University Revenue	5.000%	11/1/42	3,980	4,109
	California State University College & University Revenue	4.000%	11/1/43	11,930	11,729
	California State University College & University Revenue	5.000%	11/1/43	2,310	2,332
	California State University College & University Revenue	5.000%	11/1/43	4,145	4,348
	California State University College & University Revenue	5.000%	11/1/44	35	37
	California State University College & University Revenue	4.000%	11/1/45	2,505	2,481
	California State University College & University Revenue	5.000%	11/1/45	1,190	1,211
	California State University College & University Revenue	5.500%	11/1/46	2,500	2,880
	California State University College & University Revenue	5.000%	11/1/47	2,590	2,661
	California State University College & University Revenue	5.000%	11/1/47	4,980	5,020
	California State University College & University Revenue	5.000%	11/1/48	2,525	2,625
	California State University College & University Revenue	5.250%	11/1/48	2,670	2,969
	California State University College & University Revenue	5.000%	11/1/49	1,775	1,859
	California State University College & University Revenue	3.000%	11/1/52	500	379
	California State University College & University Revenue	5.250%	11/1/53	3,870	4,270
	California State University College & University Revenue	4.000%	11/1/55	8,410	8,192
	California State University College & University Revenue	5.500%	11/1/55	8,000	9,064
	California State University College & University Revenue PUT	0.550%	11/1/26	2,500	2,361
	California State University College & University Revenue PUT	3.125%	11/1/26	1,820	1,819
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/40	500	440
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/45	4,100	4,083
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/42	405	411
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	5,000	3,796
[4]	Centinela Valley Union High School District GO	4.000%	8/1/50	300	295
	Cerritos Community College District GO	3.000%	8/1/44	20	17
	Cerritos Community College District GO	4.000%	8/1/44	2,455	2,455
	Chabot-Las Positas Community College District GO	4.000%	8/1/33	595	602
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	1,000	1,010
	Chabot-Las Positas Community College District GO	4.000%	8/1/37	21,730	21,875
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	2,825	2,780
	Chaffey Community College District GO, Prere.	4.000%	6/1/28	85	89
	Chaffey Community College District GO, Prere.	5.000%	6/1/28	1,650	1,779
	Chaffey Joint Union High School District GO	0.000%	8/1/40	3,455	1,732
	Chico Unified School District GO	4.000%	8/1/44	1,750	1,738
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	13,555	13,638
[4]	Chino Valley Unified School District GO	3.375%	8/1/50	5,000	4,250
	Chino Valley Unified School District GO	5.000%	8/1/55	14,025	14,690
	Citrus Community College District GO	5.000%	8/1/49	2,000	2,186
	Clovis Unified School District GO	4.000%	8/1/40	60	60
	Clovis Unified School District GO	5.000%	8/1/47	2,500	2,637
	Clovis Unified School District GO	4.000%	8/1/48	1,570	1,559
	Clovis Unified School District GO, Prere.	4.000%	8/1/25	65	65
	Clovis Unified School District GO, Prere.	4.000%	8/1/25	5	5
[4]	Coast Community College District GO	0.000%	8/1/27	100	93
	Coast Community College District GO	0.000%	8/1/41	10,110	5,089

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Coast Community College District GO	4.000%	8/1/42	1,000	999
	Coast Community College District GO	0.000%	8/1/43	7,200	3,264
	Coast Community College District GO, Prere.	5.000%	8/15/25	2,805	2,841
	Coast Community College District GO, Prere.	4.500%	8/1/27	730	764
[4]	Colton Joint Unified School District GO	0.000%	8/1/42	990	464
[3]	Compton CA Unified School District GO	0.000%	6/1/36	2,500	1,605
[3]	Compton CA Unified School District GO	3.000%	6/1/49	15	12
[3]	Compton CA Unified School District GO	4.000%	6/1/49	125	123
	Contra Costa Transportation Authority Sales Tax Revenue	4.000%	3/1/34	320	339
	Coronado Community Development Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/33	970	980
[4]	Corona-Norco Unified School District GO	0.000%	8/1/39	675	358
	Corona-Norco Unified School District GO	4.000%	8/1/43	65	65
	Cupertino Union School District GO	4.000%	8/1/40	11,090	11,096
	Cypress School District GO	0.000%	8/1/40	250	127
[5]	Cypress School District GO, 8.125% coupon rate effective 8/1/31	0.000%	8/1/50	330	305
	Desert Community College District GO	4.000%	8/1/39	1,380	1,384
	Desert Community College District GO	4.000%	8/1/51	8,470	8,306
	Desert Sands Unified School District GO	4.000%	8/1/44	4,900	4,861
	Downey Unified School District GO	4.000%	8/1/52	2,935	2,878
	Dublin Unified School District GO	4.125%	8/1/49	2,000	2,009
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/27	15,000	15,112
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/28	245	247
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/28	80	84
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	350	352
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	145	153
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	90	91
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	305	322
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	7,370	7,417
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	1,100	1,106
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	7,930	7,972
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/42	520	538
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/44	11,980	12,641
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/45	120	119
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/49	5,000	5,450
	Eastern Municipal Water District Financing Authority Water Revenue	5.250%	7/1/42	155	160
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/47	12,060	12,327
	El Camino Community College District Foundation GO	0.000%	8/1/33	190	142
	El Camino Community College District Foundation GO	0.000%	8/1/34	215	155
	El Camino Community College District Foundation GO	0.000%	8/1/38	1,170	690
	El Monte Union High School District GO	0.000%	6/1/44	2,900	1,248
	El Monte Union High School District GO	0.000%	6/1/45	5,170	2,106
	El Monte Union High School District GO	0.000%	6/1/46	4,165	1,606
[3]	Elk Grove Unified School District COP	3.125%	2/1/40	150	133
	Elk Grove Unified School District GO	4.000%	8/1/48	9,645	9,405
	Etiwanda School District Community Facilities District No. 9 Special Tax Revenue	5.000%	9/1/35	1,160	1,161
[4]	Folsom Cordova Unified School District GO	4.000%	10/1/44	6,425	6,339
[2,6]	Foothill-De Anza Community College District GO	0.000%	8/1/32	1,560	1,226
	Foothill-De Anza Community College District GO	3.000%	8/1/40	710	644
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/33	1,000	749
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/42	445	520
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	4,925	4,863
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	8,180	7,984
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	21,500	20,986
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	7,980	6,623
[4]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	6,265	5,340
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.950%	1/15/53	515	471
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/26	385	375
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	1,695	1,555
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/29	20	18
	Foster City CA (Levee Protection Planning & Improvement Project) GO	2.250%	8/1/50	1,000	621
	Fremont Union High School District GO	4.000%	8/1/40	800	800
	Fremont Union High School District GO	4.000%	8/1/44	20,015	19,934
	Fremont Union High School District GO	5.000%	8/1/44	1,275	1,317
	Fremont Union High School District GO	4.000%	8/1/46	50	50
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/31	420	436
	Fresno Unified School District GO	0.000%	8/1/43	5,365	2,234
	Fresno Unified School District GO	4.000%	8/1/46	75	74
[3]	Fresno Unified School District GO	3.000%	8/1/51	3,960	3,036
	Fresno Unified School District GO	4.000%	8/1/55	4,000	3,870
	Glendale CA Community College District GO	0.000%	8/1/44	4,320	1,853

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Glendale CA Community College District GO	4.000%	8/1/46	7,400	7,241
	Glendale CA Community College District GO	4.000%	8/1/50	8,295	8,073
	Glendale CA Community College District GO, Prere.	5.250%	8/1/27	170	181
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	3,595	3,538
	Hayward Area Recreation & Park District GO	4.000%	8/1/46	1,500	1,497
[4]	Hayward Unified School District GO	4.000%	8/1/42	10,920	10,850
[4]	Hayward Unified School District GO	4.000%	8/1/45	3,000	2,961
[3]	Hayward Unified School District GO	4.000%	8/1/48	2,485	2,424
[4]	Hayward Unified School District GO	4.000%	8/1/50	6,245	6,062
[6]	Huntington Beach Union High School District GO	0.000%	8/1/33	9,040	6,787
[6]	Huntington Beach Union High School District GO	0.000%	8/1/34	9,170	6,625
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/46	2,090	2,139
[4]	Inland Valley Development Agency Tax Increment/Allocation Revenue	5.000%	9/1/44	5,000	5,040
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/43	5,000	5,105
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/48	5,000	5,091
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	4.250%	5/1/53	10,535	10,457
[3]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	5.250%	9/1/53	4,415	4,868
	Irvine Unified School District GO	2.250%	9/1/50	2,750	1,707
	Kern Community College District GO	3.000%	8/1/46	2,440	1,993
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/46	95	93
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/47	10,000	9,761
	Lodi CA Unified School District GO	3.000%	8/1/43	70	58
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/44	415	437
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/47	70	72
	Long Beach CA Marina System Port, Airport & Marina Revenue	5.000%	5/15/45	1,485	1,485
[5]	Long Beach Community College District GO, 4.750% coupon rate effective 8/1/32	0.000%	8/1/49	800	570
	Long Beach Unified School District GO	0.000%	8/1/38	2,900	1,611
	Long Beach Unified School District GO	0.000%	8/1/39	10,780	5,679
	Long Beach Unified School District GO	4.000%	8/1/45	350	349
	Long Beach Unified School District GO	3.000%	8/1/47	6,200	4,885
	Long Beach Unified School District GO	3.000%	8/1/48	450	351
	Long Beach Unified School District GO	3.000%	8/1/50	75	58
	Long Beach Unified School District GO	4.000%	8/1/53	5,900	5,787
	Los Angeles CA Community College District GO	5.000%	8/1/25	1,350	1,366
	Los Angeles CA Community College District GO	5.000%	8/1/25	15	15
	Los Angeles CA Community College District GO	5.000%	8/1/25	45	46
	Los Angeles CA Community College District GO	5.000%	8/1/25	4,000	4,048
	Los Angeles CA Community College District GO	5.000%	6/1/26	115	119
	Los Angeles CA Community College District GO	5.000%	8/1/26	25	26
	Los Angeles CA Community College District GO	5.000%	8/1/26	3,515	3,642
	Los Angeles CA Community College District GO	5.000%	8/1/27	110	117
	Los Angeles CA Community College District GO	5.000%	8/1/27	5,000	5,296
	Los Angeles CA Community College District GO	5.000%	8/1/30	2,445	2,744
	Los Angeles CA Community College District GO	5.000%	8/1/31	10,000	11,414
	Los Angeles CA Community College District GO	5.000%	8/1/32	9,805	11,336
	Los Angeles CA Community College District GO	4.000%	8/1/36	115	116
	Los Angeles CA Community College District GO	5.000%	8/1/36	20	23
	Los Angeles CA Community College District GO	5.000%	8/1/36	6,125	7,154
	Los Angeles CA Community College District GO	4.000%	8/1/37	1,075	1,081
	Los Angeles CA Community College District GO	4.000%	8/1/37	1,465	1,473
	Los Angeles CA Community College District GO	5.000%	8/1/37	140	158
	Los Angeles CA Community College District GO	4.000%	8/1/38	14,900	14,942
	Los Angeles CA Community College District GO	3.000%	8/1/39	345	319
	Los Angeles CA Community College District GO	4.000%	8/1/39	1,530	1,532
	Los Angeles CA Unified School District COP	5.000%	10/1/31	2,000	2,248
	Los Angeles CA Unified School District COP	5.000%	10/1/32	2,000	2,273
	Los Angeles CA Unified School District COP	5.000%	10/1/33	435	500
	Los Angeles CA Unified School District COP	5.000%	10/1/34	2,000	2,283
	Los Angeles CA Unified School District COP	5.000%	10/1/35	1,310	1,498
	Los Angeles CA Unified School District COP	5.000%	10/1/36	1,600	1,808
	Los Angeles CA Unified School District COP	5.000%	10/1/38	1,000	1,119
	Los Angeles CA Unified School District GO	5.000%	7/1/25	1,245	1,257
	Los Angeles CA Unified School District GO	5.000%	7/1/25	1,460	1,474
	Los Angeles CA Unified School District GO	5.000%	7/1/25	5,000	5,047
	Los Angeles CA Unified School District GO	5.000%	7/1/25	3,390	3,422
	Los Angeles CA Unified School District GO	5.000%	7/1/26	165	167
	Los Angeles CA Unified School District GO	5.000%	7/1/26	3,620	3,734
	Los Angeles CA Unified School District GO	5.000%	7/1/26	2,600	2,682
	Los Angeles CA Unified School District GO	5.000%	7/1/26	4,640	4,787
	Los Angeles CA Unified School District GO	5.000%	7/1/27	1,015	1,044

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Unified School District GO	5.000%	7/1/27	3,155	3,322
Los Angeles CA Unified School District GO	5.000%	7/1/27	95	100
Los Angeles CA Unified School District GO	5.000%	7/1/27	235	247
Los Angeles CA Unified School District GO	5.000%	7/1/27	150	158
Los Angeles CA Unified School District GO	5.000%	7/1/27	4,000	4,212
Los Angeles CA Unified School District GO	5.000%	7/1/28	400	425
Los Angeles CA Unified School District GO	5.000%	7/1/28	100	107
Los Angeles CA Unified School District GO	5.000%	7/1/28	5,150	5,296
Los Angeles CA Unified School District GO	5.000%	7/1/29	440	443
Los Angeles CA Unified School District GO	5.000%	7/1/29	65	71
Los Angeles CA Unified School District GO	5.000%	7/1/29	290	307
Los Angeles CA Unified School District GO	5.000%	7/1/29	255	278
Los Angeles CA Unified School District GO	5.000%	7/1/29	390	426
Los Angeles CA Unified School District GO	5.000%	7/1/29	9,775	10,668
Los Angeles CA Unified School District GO	5.000%	7/1/30	650	706
Los Angeles CA Unified School District GO	5.000%	7/1/30	965	992
Los Angeles CA Unified School District GO	5.000%	7/1/30	1,750	1,852
Los Angeles CA Unified School District GO	5.000%	7/1/30	100	111
Los Angeles CA Unified School District GO	5.000%	7/1/30	1,705	1,891
Los Angeles CA Unified School District GO	3.000%	7/1/31	4,060	4,013
Los Angeles CA Unified School District GO	5.000%	7/1/31	930	1,009
Los Angeles CA Unified School District GO	5.000%	7/1/31	160	169
Los Angeles CA Unified School District GO	5.000%	7/1/31	29,500	33,187
Los Angeles CA Unified School District GO	3.000%	7/1/32	1,390	1,367
Los Angeles CA Unified School District GO	4.000%	7/1/32	140	147
Los Angeles CA Unified School District GO	5.000%	7/1/32	190	210
Los Angeles CA Unified School District GO	5.000%	7/1/32	325	343
Los Angeles CA Unified School District GO	5.000%	7/1/32	245	265
Los Angeles CA Unified School District GO	5.000%	7/1/32	175	193
Los Angeles CA Unified School District GO	5.000%	7/1/32	33,970	38,720
Los Angeles CA Unified School District GO	4.000%	7/1/33	2,520	2,523
Los Angeles CA Unified School District GO	4.000%	7/1/33	215	226
Los Angeles CA Unified School District GO	4.000%	7/1/33	65	68
Los Angeles CA Unified School District GO	5.000%	7/1/33	175	193
Los Angeles CA Unified School District GO	5.000%	7/1/33	160	176
Los Angeles CA Unified School District GO	5.000%	7/1/33	25,820	29,773
Los Angeles CA Unified School District GO	3.000%	1/1/34	150	144
Los Angeles CA Unified School District GO	4.000%	7/1/34	1,685	1,687
Los Angeles CA Unified School District GO	5.000%	7/1/34	5,000	5,793
Los Angeles CA Unified School District GO	5.000%	7/1/34	27,675	32,275
Los Angeles CA Unified School District GO	3.000%	7/1/35	380	359
Los Angeles CA Unified School District GO	4.000%	7/1/35	2,000	2,075
Los Angeles CA Unified School District GO	5.000%	7/1/35	365	401
Los Angeles CA Unified School District GO	5.000%	7/1/35	4,525	5,297
Los Angeles CA Unified School District GO	3.500%	7/1/36	55	54
Los Angeles CA Unified School District GO	5.000%	7/1/36	3,840	4,025
Los Angeles CA Unified School District GO	4.000%	7/1/37	2,000	2,054
Los Angeles CA Unified School District GO	4.000%	7/1/37	7,455	7,656
Los Angeles CA Unified School District GO	5.000%	7/1/37	7,865	9,103
Los Angeles CA Unified School District GO	3.000%	7/1/38	200	183
Los Angeles CA Unified School District GO	4.000%	7/1/38	2,000	2,046
Los Angeles CA Unified School District GO	5.000%	7/1/38	60	63
Los Angeles CA Unified School District GO	5.000%	7/1/38	2,000	2,271
Los Angeles CA Unified School District GO	4.000%	7/1/39	2,305	2,350
Los Angeles CA Unified School District GO	5.000%	7/1/39	4,000	4,568
Los Angeles CA Unified School District GO	4.000%	7/1/40	1,120	1,140
Los Angeles CA Unified School District GO	5.000%	7/1/40	3,075	3,087
Los Angeles CA Unified School District GO	5.000%	7/1/40	3,875	4,396
Los Angeles CA Unified School District GO	5.250%	7/1/40	3,000	3,431
Los Angeles CA Unified School District GO	5.000%	7/1/41	2,015	2,246
Los Angeles CA Unified School District GO	5.000%	7/1/41	1,575	1,773
Los Angeles CA Unified School District GO	5.000%	7/1/42	4,835	5,413
Los Angeles CA Unified School District GO	5.250%	7/1/42	25,560	26,701
Los Angeles CA Unified School District GO	5.000%	7/1/43	2,500	2,753
Los Angeles CA Unified School District GO	4.000%	7/1/44	4,000	4,017
Los Angeles CA Unified School District GO	4.000%	7/1/44	330	331
Los Angeles CA Unified School District GO	3.000%	7/1/45	25	20
Los Angeles CA Unified School District GO	5.000%	7/1/45	4,025	4,417
Los Angeles CA Unified School District GO	2.625%	7/1/46	2,000	1,424
Los Angeles CA Unified School District GO	4.000%	7/1/46	85	85

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Unified School District GO	5.250%	7/1/47	7,750	8,462
Los Angeles CA Unified School District GO	5.250%	7/1/48	6,140	6,746
Los Angeles CA Unified School District GO	4.000%	7/1/49	4,500	4,403
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/25	40	40
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	640	641
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	310	319
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	280	300
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	505	542
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/30	85	94
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	5	6
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	55	63
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	1,415	1,414
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	8,235	8,235
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/45	250	251
Los Angeles CA Wastewater System Sewer Revenue	5.250%	6/1/47	50	51
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	5,000	5,180
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/49	2,000	2,201
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/54	2,000	2,184
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/57	4,500	4,909
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	5,000	5,235
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/48	5,350	5,255
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/51	10,000	10,351
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/38	1,690	1,958
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/26	600	619
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	140	147
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	925	992
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	620	677
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	335	367
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	760	844
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	405	452
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	1,070	1,206
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	1,445	1,601
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	165	187
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	3,260	3,342
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	3,460	3,822
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	315	359
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	545	616
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	115	118
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	2,895	3,190
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	6,355	6,645
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	365	411
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	70	75
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	3,335	3,666
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	10,030	10,475
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	450	480
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	270	282
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	1,235	1,354
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	8,135	8,464
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,530	1,619
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	1,275	1,395
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	335	356
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	130	136
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	365	379
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	1,340	1,461
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	1,560	1,594
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	75	79
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	25	26
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/38	155	162
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,270	1,321
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	105	111
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,085	1,128
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/39	1,000	1,043
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	120	126
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	5,725	5,938
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	600	621
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	10,040	10,489
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	5,420	5,388
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	3,185	3,338
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	5,000	5,271
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/46	7,380	7,356

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/49	5,000	5,548
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/51	2,650	1,789
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/53	7,000	7,583
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/53	1,960	2,167
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	250	258
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	20	22
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	350	384
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	185	204
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	5	6
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	210	234
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,070	1,180
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	530	583
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	4,055	4,514
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,685	1,850
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	175	194
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	5,160	5,653
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	415	459
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	1,180	1,286
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	590	641
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	1,635	1,770
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	10,000	10,282
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	3,765	4,065
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	3,135	3,211
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	150	162
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	1,995	2,060
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/43	2,600	2,744
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/45	10,445	11,205
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	15,255	14,918
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	290	284
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	6,150	6,385
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	3,285	3,304
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	905	910
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	1,340	1,365
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	415	423
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,175	1,219
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,235	1,281
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,245	1,309
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	455	479
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,070	1,125
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	380	405
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	310	330
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	2,180	2,321
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	1,000	1,056
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	2,675	2,881
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	1,755	1,890
Los Angeles Department of Water & Power Electric Power & Light Revenue	3.250%	7/1/31	320	320
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	1,325	1,396
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	945	1,029
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	410	431
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	7,510	7,935
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	440	484
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	5,555	5,762
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	240	251
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	370	410
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	150	153
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	1,890	2,114
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	1,505	1,557
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	5,000	5,102
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	365	375
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	3,500	3,855
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	120	123
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	5,000	5,500
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	3,265	3,347
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	375	409
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	6,000	6,606
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	6,865	7,627
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,800	2,976
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	255	275
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	590	648
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	585	588

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,435	1,516
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	5,440	5,798
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	9,230	9,731
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	1,010	1,074
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	3,405	3,661
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	17,080	17,339
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,010	1,014
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	7,080	7,166
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	2,945	3,039
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	5,245	5,527
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	550	585
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	3,545	3,621
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	7,480	7,877
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	6,720	7,056
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	2,575	2,727
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	3,265	3,467
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	2,000	2,130
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	125	128
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	2,515	2,657
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	1,465	1,499
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	1,855	1,920
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	315	328
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	3,595	3,788
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	4,000	4,224
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	5,000	5,179
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	675	698
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	4,300	4,523
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	4,210	4,393
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	6,620	6,971
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	5,610	5,775
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	2,545	2,665
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/49	150	153
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/49	7,105	7,311
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	6,000	6,157
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	7,700	8,082
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	6,700	6,899
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	8,285	8,514
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	7,000	7,208
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/53	470	489
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/53	3,000	3,168
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/54	6,000	6,383
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/25	400	402
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/29	75	77
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/30	595	613
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	115	128
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	930	1,031
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	335	347
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	5,000	5,169
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	435	465
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	190	203
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	10	11
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	20	21
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	135	147
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	3,035	3,210
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	2,600	2,750
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	150	162
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	1,285	1,291
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	1,630	1,713
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	3,815	3,868
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	50	53
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	165	174
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	100	106
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	1,540	1,574
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	2,140	2,159
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	5,605	5,619
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	65	67
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/47	4,295	4,099
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	11,135	11,604
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	6,095	6,185
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/49	4,385	4,154

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/50	4,185	4,298
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/52	8,275	8,614
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/53	4,700	4,990
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	490	498
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	845	875
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	1,410	1,459
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,660	2,751
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/32	70	72
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	9,160	9,266
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	2,995	3,021
	Los Rios Community College District GO	3.000%	8/1/25	1,500	1,503
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/25	340	339
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	2,005	2,027
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/26	890	884
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/27	575	565
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/27	185	196
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/27	95	101
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/27	130	139
	Metropolitan Water District of Southern California Water Revenue	3.000%	7/1/28	9,500	9,613
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/28	280	305
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/29	105	116
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/29	20	22
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/30	515	562
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/31	575	627
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/31	1,015	1,165
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/34	185	200
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/35	740	797
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	4,000	4,399
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	1,000	1,066
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	7,565	8,280
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	5,170	5,634
	Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/48	815	887
	Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/49	2,175	2,373
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/49	4,605	4,828
	Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/53	110	118
	Metropolitan Water District of Southern California Water Revenue PUT	5.000%	7/1/29	6,500	6,909
	Metropolitan Water District of Southern California Water Revenue PUT	5.000%	7/1/31	12,630	13,914
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	110	111
	Montebello Unified School District GO	4.000%	8/1/46	1,500	1,473
[6]	Moreno Valley CA Unified School District GO	0.000%	8/1/25	4,025	3,961
	Mount San Antonio Community College District GO	5.875%	8/1/28	5,000	5,448
	Mount San Antonio Community College District GO	5.000%	8/1/44	170	181
	Mount San Antonio Community College District GO	0.000%	8/1/45	6,670	2,655
	Mount San Antonio Community College District GO	0.000%	8/1/46	6,200	2,335
	Mount San Antonio Community College District GO	4.000%	8/1/46	1,500	1,497
	Mount San Antonio Community College District GO	4.000%	8/1/49	4,600	4,542
[5]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/28	0.000%	8/1/43	250	246
	Mount San Jacinto Community College District GO	4.000%	8/1/43	8,430	8,408
	Mountain View-Whisman School District GO, Prere.	4.000%	9/1/26	315	322
[4]	Napa Valley Unified School District GO	4.000%	8/1/44	5,365	5,294
[8]	New Haven Unified School District GO	0.000%	8/1/33	325	243
[8]	New Haven Unified School District GO	0.000%	8/1/34	495	355
	Newport Mesa Unified School District GO	0.000%	8/1/34	300	219
	Newport Mesa Unified School District GO	0.000%	8/1/36	400	268
	Newport Mesa Unified School District GO	0.000%	8/1/45	1,000	404
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/42	485	498
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	510	521
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/31	35	40
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/32	225	262
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/33	505	576
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/37	10,000	11,751
[8]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/38	1,170	668
	Oakland CA GO	3.000%	1/15/50	4,225	3,175
	Oakland CA GO	5.500%	7/15/53	1,390	1,546
[4]	Orange County CA Ocean View School District GO	2.375%	8/1/50	2,660	1,692
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	50	54
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/41	765	809
	Orange County Water District Water Revenue	4.000%	8/15/41	165	165
	Oxnard Union High School District GO	4.000%	8/1/47	4,775	4,748
	Palo Alto Unified School District GO	3.250%	8/1/42	1,800	1,656

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palomar Community College District GO	4.000%	8/1/45	740	733
	Palomar Community College District GO, Prere.	4.000%	8/1/25	120	121
	Pasadena Area Community College District GO	5.000%	8/1/48	2,970	3,213
	Pasadena Area Community College District GO	4.000%	8/1/52	1,880	1,850
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/51	1,525	1,621
	Peralta Community College District GO	4.000%	8/1/39	5,350	5,348
	Peralta Community College District GO	4.000%	8/1/39	40	40
	Perris Union CA High School District GO	3.000%	9/1/45	40	32
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/46	3,015	1,165
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/49	500	166
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/46	7,430	7,322
	Pleasanton Unified School District GO	4.000%	8/1/52	3,000	2,942
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/26	1,065	1,104
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	4.000%	8/1/26	7,500	7,659
	Poway Unified School District GO	0.000%	8/1/32	130	101
	Poway Unified School District GO	0.000%	8/1/33	2,145	1,605
	Poway Unified School District GO	0.000%	8/1/36	1,000	659
	Poway Unified School District GO	0.000%	8/1/38	2,000	1,203
	Poway Unified School District GO	0.000%	8/1/40	12,450	6,811
	Poway Unified School District GO	0.000%	8/1/46	7,075	2,686
	Rio Hondo CA Community College District GO	6.850%	8/1/42	3,550	4,514
	Rio Hondo CA Community College District GO	0.000%	8/1/43	5,000	2,128
	Rio Hondo CA Community College District GO	0.000%	8/1/44	5,000	2,012
	Rio Hondo CA Community College District GO	0.000%	8/1/45	5,000	1,906
	Rio Hondo CA Community College District GO	0.000%	8/1/46	5,000	1,799
[4]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/47	195	194
[4]	River Islands Public Financing Authority Special Tax Revenue	5.250%	9/1/52	9,030	9,581
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/37	1,040	1,113
	Riverside CA Sewer Revenue	5.000%	8/1/40	335	337
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/25	330	334
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	2,815	2,870
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	620	627
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/39	3,420	3,444
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	855	857
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	2,500	1,219
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	2,595	1,132
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/46	2,625	2,591
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/49	6,625	5,163
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/30	855	904
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/31	2,590	2,733
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/32	1,835	1,933
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/35	145	152
	Riverside County Transportation Commission Sales Tax Revenue	4.000%	6/1/36	1,250	1,273
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/37	980	1,025
	Riverside Unified School District GO	4.000%	8/1/42	5,105	5,099
	Roseville Joint Union High School District GO	3.000%	8/1/40	1,435	1,251
[4]	Sacramento CA City Unified School District GO	0.000%	7/1/30	4,515	3,823
	Sacramento CA City Unified School District GO	4.000%	5/1/47	570	551
[3]	Sacramento CA City Unified School District GO	5.500%	8/1/47	2,070	2,248
[3]	Sacramento CA City Unified School District GO	5.500%	8/1/52	11,305	12,210
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/48	7,555	7,788
[7]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/30	6,030	6,670
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	385	392
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/49	2,430	2,634
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/49	3,410	3,780
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/54	2,915	3,140
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/54	8,615	9,477
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/37	660	726
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/38	5,000	5,391
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/39	2,525	2,712
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/48	70	76
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/49	6,000	6,553
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/50	5,715	6,031
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/54	7,525	8,162
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/30	360	394
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/32	55	64
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/33	275	324
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/35	85	99
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/36	220	254
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/37	110	126

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/38	65	74
[4]	San Bernardino City Unified School District GO	3.000%	8/1/44	6,650	5,518
	San Bernardino Community College District GO	0.000%	8/1/48	2,200	782
	San Bernardino Community College District GO	4.125%	8/1/49	1,015	1,019
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	280	290
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	5,320	5,395
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	155	160
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	1,605	1,710
	San Diego Association of Governments Appropriations Revenue, Prere.	5.000%	11/15/25	15,450	15,729
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,335	1,381
	San Diego CA Unified School District GO	5.000%	7/1/25	4,800	4,850
	San Diego CA Unified School District GO	5.000%	7/1/26	5,080	5,128
[4]	San Diego CA Unified School District GO	5.500%	7/1/26	15	16
	San Diego CA Unified School District GO	5.000%	7/1/27	85	86
[4]	San Diego CA Unified School District GO	5.500%	7/1/27	215	230
	San Diego CA Unified School District GO	5.000%	7/1/28	1,075	1,163
	San Diego CA Unified School District GO	4.000%	7/1/29	1,515	1,539
	San Diego CA Unified School District GO	5.000%	7/1/29	1,645	1,697
	San Diego CA Unified School District GO	5.000%	7/1/29	20	22
	San Diego CA Unified School District GO	0.000%	7/1/30	105	88
	San Diego CA Unified School District GO	0.000%	7/1/30	100	84
	San Diego CA Unified School District GO	5.000%	7/1/30	50	56
	San Diego CA Unified School District GO	0.000%	7/1/31	400	323
	San Diego CA Unified School District GO	0.000%	7/1/31	1,270	1,028
	San Diego CA Unified School District GO	4.000%	7/1/31	310	314
	San Diego CA Unified School District GO	4.000%	7/1/32	725	734
	San Diego CA Unified School District GO	4.000%	7/1/33	405	410
	San Diego CA Unified School District GO	0.000%	7/1/35	1,000	688
	San Diego CA Unified School District GO	0.000%	7/1/36	340	224
	San Diego CA Unified School District GO	0.000%	7/1/36	895	587
	San Diego CA Unified School District GO	0.000%	7/1/37	1,275	802
	San Diego CA Unified School District GO	0.000%	7/1/38	170	102
	San Diego CA Unified School District GO	0.000%	7/1/39	1,595	912
	San Diego CA Unified School District GO	0.000%	7/1/40	1,000	545
	San Diego CA Unified School District GO	0.000%	7/1/41	4,850	2,512
	San Diego CA Unified School District GO	3.125%	7/1/42	2,950	2,560
	San Diego CA Unified School District GO	0.000%	7/1/43	1,185	554
	San Diego CA Unified School District GO	5.000%	7/1/43	35	39
	San Diego CA Unified School District GO	0.000%	7/1/44	1,750	777
	San Diego CA Unified School District GO	0.000%	7/1/45	1,775	748
	San Diego CA Unified School District GO	0.000%	7/1/45	900	379
	San Diego CA Unified School District GO	2.000%	7/1/45	5,000	3,183
	San Diego CA Unified School District GO	2.250%	7/1/45	100	67
	San Diego CA Unified School District GO	4.000%	7/1/45	780	773
	San Diego CA Unified School District GO	4.000%	7/1/45	5	5
	San Diego CA Unified School District GO	4.000%	7/1/46	5,295	5,293
	San Diego CA Unified School District GO	4.000%	7/1/46	10,040	10,069
	San Diego CA Unified School District GO	0.000%	7/1/47	5,980	2,273
	San Diego CA Unified School District GO	4.000%	7/1/47	12,720	12,518
	San Diego CA Unified School District GO	3.250%	7/1/48	11,080	9,227
	San Diego CA Unified School District GO	5.000%	7/1/48	6,160	6,685
	San Diego CA Unified School District GO	0.000%	7/1/49	2,435	833
	San Diego CA Unified School District GO	4.000%	7/1/49	700	688
	San Diego CA Unified School District GO	5.000%	7/1/49	1,555	1,696
	San Diego CA Unified School District GO	3.000%	7/1/50	5,100	3,958
	San Diego CA Unified School District GO	4.000%	7/1/50	1,000	989
	San Diego CA Unified School District GO	4.250%	7/1/52	3,485	3,521
	San Diego CA Unified School District GO	4.000%	7/1/53	13,075	12,867
	San Diego CA Unified School District GO	4.000%	7/1/53	16,710	16,444
	San Diego CA Unified School District GO	5.000%	7/1/53	3,025	3,256
	San Diego CA Unified School District GO	4.000%	7/1/54	5,135	5,036
[5]	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/32	0.000%	7/1/42	250	201
[5]	San Diego CA Unified School District GO, 5.375% coupon rate effective 7/1/32	0.000%	7/1/47	12,695	10,005
[5]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/41	15,100	15,053
[5]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/48	1,230	1,168
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	385	325
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	515	435
	San Diego CA Unified School District GO, ETM	0.000%	7/1/31	1,040	850
	San Diego Community College District GO	4.000%	8/1/50	6,000	5,961
	San Diego Community College District GO	5.000%	8/1/55	13,500	14,769

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Community College District GO, Prere.	4.000%	8/1/26	230	235
	San Diego Community College District GO, Prere.	4.000%	8/1/26	245	251
	San Diego Community College District GO, Prere.	5.000%	8/1/26	1,340	1,390
	San Diego Community College District GO, Prere.	5.000%	8/1/26	200	207
	San Diego Community College District GO, Prere.	5.000%	8/1/26	2,150	2,230
	San Diego County CA COP	5.000%	10/1/48	3,000	3,243
	San Diego County CA COP	5.000%	10/1/53	3,775	4,047
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	705	762
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	50	54
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,945	2,010
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	4,300	4,529
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	245	246
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/46	200	214
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/47	1,750	1,798
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	645	683
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	5,350	5,163
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/32	195	225
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/33	140	164
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/36	240	278
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/37	55	63
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/38	215	246
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	705	717
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/48	15,385	15,576
	San Diego County Water Authority Water Revenue	5.000%	5/1/28	2,225	2,386
	San Diego County Water Authority Water Revenue	5.000%	5/1/32	130	148
	San Diego County Water Authority Water Revenue	4.000%	5/1/33	90	96
	San Diego County Water Authority Water Revenue	4.000%	5/1/34	1,515	1,611
	San Diego County Water Authority Water Revenue	4.000%	5/1/35	270	286
	San Diego County Water Authority Water Revenue	4.000%	5/1/36	735	775
	San Diego County Water Authority Water Revenue	4.000%	5/1/37	315	330
	San Diego County Water Authority Water Revenue	4.000%	5/1/38	105	109
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	5,610	6,087
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/47	2,330	2,437
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	3.000%	8/1/49	4,150	3,327
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/52	5,000	4,969
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/44	10	10
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/48	2,500	2,493
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/49	7,025	7,672
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/50	50	49
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.250%	10/15/52	4,020	4,386
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/54	3,620	3,917
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/25	40	40
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/27	505	520
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/25	195	197
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/26	360	373
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/27	600	620
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/28	380	393
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	5,230	5,237
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	500	508
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	7,235	7,241
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/36	45	47
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/37	4,500	4,544
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/38	3,175	2,865
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/40	25	28
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/42	5,300	4,614
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/44	3,500	3,453
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/45	8,585	8,456
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/47	8,600	8,551
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/47	11,290	11,607
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/49	955	744
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	4,565	3,529
[3]	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	6,315	4,927
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	5,940	4,884
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	5.000%	4/1/28	500	507
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	4.000%	4/1/42	2,170	2,139
	San Francisco CA City & County (Multiple Capital Improvement Project) COP	4.000%	4/1/45	6,090	6,074
	San Francisco CA City & County GO	5.000%	6/15/26	1,000	1,033
	San Francisco CA City & County GO	5.000%	6/15/29	1,000	1,103
	San Francisco CA City & County GO	5.000%	6/15/30	3,125	3,509
	San Francisco CA City & County GO	5.000%	6/15/31	1,285	1,467

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco CA City & County GO	4.000%	6/15/32	35	36
	San Francisco CA City & County GO	5.000%	6/15/32	25	29
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	3,135	3,257
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	1,615	1,677
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	2,055	2,133
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	1,690	1,784
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	1,440	1,490
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/34	20,060	20,070
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	2,635	2,771
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	3,025	3,540
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/35	10,000	10,002
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	1,275	1,316
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	3,115	3,626
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/36	3,505	3,526
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	3,050	3,531
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/37	3,050	3,511
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	2,920	2,921
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/40	1,000	1,033
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/41	1,000	1,021
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/50	5,260	5,167
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/50	2,950	2,898
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	6,295	6,631
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	1,055	1,083
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	1,190	1,197
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/26	1,030	1,060
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/26	120	123
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	145	158
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	135	153
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	165	179
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	90	98
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	1,695	1,833
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	1,635	1,761
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	2,600	2,786
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/41	3,000	3,377
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	15	17
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	1,020	1,034
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	8,835	9,060
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	125	129
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	7,490	7,796
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	3,000	3,243
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/52	8,705	9,214
[9]	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/53	4,000	4,303
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	5.000%	11/1/53	4,000	4,262
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/27	235	250
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/28	620	674
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/30	330	372
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	675	773
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	240	279
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/33	85	98
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	50	58
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	140	160
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/42	2,620	2,604
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/43	70	73

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/45	1,185	1,277
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/46	145	156
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/47	3,000	2,996
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/49	3,215	3,497
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/50	95	93
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/51	60	59
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/54	15,725	16,944
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	8,175	8,543
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, ETM	1.000%	10/1/25	20,000	19,641
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	4/1/28	5	5
	San Francisco Community College District GO	4.000%	6/15/45	1,000	994
[3]	San Francisco Community College District GO	5.250%	6/15/49	5,000	5,474
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/46	10	10
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	10,700	10,477
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	3,000	3,089
[6]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	285	219
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/33	1,165	1,287
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	3,430	3,543
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	4,395	4,397
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	4,335	4,337
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/50	2,998	2,847
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/26	2,130	2,078
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/27	120	114
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	370	341
	San Jose CA GO	5.000%	9/1/45	10,000	10,415
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/47	270	294
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/52	6,225	6,726
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/25	1,020	1,032
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/27	50	53
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/35	4,870	5,082
	San Jose Unified School District GO	5.000%	8/1/32	25	25
	San Juan Unified School District GO	4.000%	8/1/46	3,655	3,633
	San Marcos Unified School District GO	0.000%	8/1/51	1,000	310
	San Mateo County Community College District GO	5.000%	9/1/45	8,090	8,425
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue, ETM	5.000%	8/1/25	30	30
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/49	9,000	9,400
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/46	12,350	10,025
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/55	950	598
	San Mateo Union High School District GO	4.000%	9/1/34	800	810
	San Mateo Union High School District GO	2.125%	9/1/48	700	431
[5]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/28	0.000%	9/1/41	900	950
[5]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/34	0.000%	9/1/46	150	119
[4]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/49	1,000	1,010
[4]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/52	85	85
	Santa Barbara Secondary High School District GO	0.000%	8/1/36	200	123
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	1,450	754
	Santa Clara County CA GO	4.000%	8/1/37	10,000	10,099
	Santa Clara County CA GO	3.500%	8/1/38	85	80
	Santa Clara County CA GO	3.250%	8/1/39	1,000	943
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/37	80	74
	Santa Clara Unified School District GO	3.500%	7/1/42	165	151
	Santa Clara Unified School District GO	3.250%	7/1/44	1,170	1,006
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/27	30	32
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/28	330	355
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/29	150	165
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/30	190	213
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/31	105	120
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/32	60	69
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/33	240	281
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/34	130	152
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/35	560	650
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/36	115	133
	Santa Clara Valley Water District (Water Utility System Important Project) COP	4.000%	6/1/26	450	458
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/46	1,100	1,111
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/52	1,000	1,090
	Santa Monica Community College District GO	5.000%	8/1/43	1,570	1,647
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/49	25	20
	Santa Rosa High School District GO	5.000%	8/1/53	8,285	8,869
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	2.375%	8/1/44	400	284
[4]	Selma Unified School District GO	3.000%	8/1/49	2,100	1,672

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Silicon Valley Clean Water Sewer Revenue (Wastewater Projects)	0.500%	3/1/26	135	130
	South San Francisco Unified School District GO	4.000%	9/1/48	30	30
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/26	670	671
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/35	70	78
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/36	30	33
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/53	5,315	5,624
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/28	1,035	1,094
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/29	250	268
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/30	1,295	1,405
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/49	4,870	5,115
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/49	4,565	4,890
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/41	5,025	5,061
	Southwestern Community College District GO	3.000%	8/1/41	1,355	1,173
	Southwestern Community College District GO	0.000%	8/1/46	320	123
[3]	Southwestern Community College District GO	2.500%	8/1/46	1,000	698
	Southwestern Community College District GO	4.000%	8/1/47	12,095	11,868
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/45	1,740	1,735
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/50	4,760	4,699
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	2.500%	4/1/52	1,000	652
[4]	Sweetwater Union High School District GO	3.375%	8/1/40	25	23
	Sweetwater Union High School District GO	4.000%	8/1/42	17,125	16,983
[4]	Sweetwater Union High School District GO	0.000%	8/1/46	2,250	761
	Sweetwater Union High School District GO	5.000%	8/1/52	6,000	6,396
	Torrance Unified School District GO	0.000%	8/1/34	4,055	2,506
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	1,020	1,049
[4]	Twin Rivers Unified School District GO	0.000%	8/1/41	375	178
[4]	Twin Rivers Unified School District GO	0.000%	8/1/44	840	357
	University of California College & University Revenue	5.000%	5/15/25	115	116
	University of California College & University Revenue	5.000%	5/15/25	140	141
	University of California College & University Revenue	5.000%	5/15/26	1,135	1,142
	University of California College & University Revenue	5.000%	5/15/26	15	15
	University of California College & University Revenue	5.000%	5/15/26	11,800	12,150
	University of California College & University Revenue	5.000%	5/15/26	9,545	9,828
	University of California College & University Revenue	5.000%	5/15/27	4,095	4,121
	University of California College & University Revenue	5.000%	5/15/27	7,240	7,629
	University of California College & University Revenue	5.000%	5/15/27	60	63
	University of California College & University Revenue	5.000%	5/15/27	50	53
	University of California College & University Revenue	5.000%	5/15/28	620	624
	University of California College & University Revenue	5.000%	5/15/28	25	27
	University of California College & University Revenue	5.000%	5/15/28	3,315	3,565
	University of California College & University Revenue	3.250%	5/15/29	1,890	1,892
	University of California College & University Revenue	5.000%	5/15/29	2,885	3,160
	University of California College & University Revenue	5.000%	5/15/29	1,325	1,393
[9]	University of California College & University Revenue	5.000%	5/15/29	15,000	16,416
	University of California College & University Revenue	3.250%	5/15/30	510	511
	University of California College & University Revenue	5.000%	5/15/30	21,070	23,482
	University of California College & University Revenue	5.000%	5/15/31	210	211
	University of California College & University Revenue	5.000%	5/15/31	35	40
	University of California College & University Revenue	5.000%	5/15/31	2,500	2,831
	University of California College & University Revenue	5.000%	5/15/31	135	153
	University of California College & University Revenue	5.000%	5/15/31	8,460	9,580
	University of California College & University Revenue	5.000%	5/15/32	605	645
	University of California College & University Revenue	5.000%	5/15/32	860	865
	University of California College & University Revenue	5.000%	5/15/32	75	83
	University of California College & University Revenue	5.000%	5/15/32	825	863
	University of California College & University Revenue	5.000%	5/15/32	665	763
	University of California College & University Revenue	5.000%	5/15/32	1,300	1,492
[9]	University of California College & University Revenue	5.000%	5/15/32	10,000	11,466
	University of California College & University Revenue	4.000%	5/15/33	90	92
	University of California College & University Revenue	5.000%	5/15/33	1,790	1,905
	University of California College & University Revenue	5.000%	5/15/33	3,195	3,707
	University of California College & University Revenue	5.000%	5/15/33	290	321
	University of California College & University Revenue	5.000%	5/15/33	2,645	3,069
	University of California College & University Revenue	5.000%	5/15/33	2,550	2,959
	University of California College & University Revenue	5.000%	5/15/33	10,340	11,998

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	University of California College & University Revenue	5.000%	5/15/33	10,000	11,596
	University of California College & University Revenue	4.000%	5/15/34	15	15
	University of California College & University Revenue	5.000%	5/15/34	20	22
	University of California College & University Revenue	5.000%	5/15/34	1,805	2,078
[9]	University of California College & University Revenue	5.000%	5/15/34	10,000	11,668
	University of California College & University Revenue	4.000%	5/15/35	55	56
	University of California College & University Revenue	5.000%	5/15/35	535	568
	University of California College & University Revenue	5.000%	5/15/35	120	131
	University of California College & University Revenue	5.000%	5/15/35	45	51
	University of California College & University Revenue	5.000%	5/15/35	16,470	18,831
	University of California College & University Revenue	5.000%	5/15/35	185	212
	University of California College & University Revenue	5.000%	5/15/35	10,300	11,931
	University of California College & University Revenue	5.000%	5/15/35	12,035	13,941
[9]	University of California College & University Revenue	5.000%	5/15/35	3,980	4,666
	University of California College & University Revenue	5.000%	5/15/36	3,875	4,028
	University of California College & University Revenue	5.000%	5/15/36	75	79
	University of California College & University Revenue	5.000%	5/15/36	285	312
	University of California College & University Revenue	5.000%	5/15/36	235	264
	University of California College & University Revenue	5.000%	5/15/36	7,325	8,462
	University of California College & University Revenue	5.000%	5/15/36	2,000	2,310
[9]	University of California College & University Revenue	5.000%	5/15/36	10,000	11,670
	University of California College & University Revenue	4.000%	5/15/37	95	99
	University of California College & University Revenue	5.000%	5/15/37	95	99
	University of California College & University Revenue	5.000%	5/15/37	10,000	11,523
	University of California College & University Revenue	5.000%	5/15/37	9,400	10,832
	University of California College & University Revenue	5.000%	5/15/38	20	21
	University of California College & University Revenue	5.000%	5/15/38	125	136
	University of California College & University Revenue	5.000%	5/15/38	8,060	8,232
	University of California College & University Revenue	5.000%	5/15/38	45	51
	University of California College & University Revenue	5.000%	5/15/38	10,000	11,453
[9]	University of California College & University Revenue	5.000%	5/15/38	10,000	11,580
	University of California College & University Revenue	5.000%	5/15/39	1,285	1,393
	University of California College & University Revenue	5.000%	5/15/39	1,000	1,112
	University of California College & University Revenue	5.000%	5/15/39	1,135	1,279
	University of California College & University Revenue	5.000%	5/15/39	6,745	7,691
	University of California College & University Revenue	5.000%	5/15/39	10,400	11,858
	University of California College & University Revenue	5.000%	5/15/40	4,900	5,552
	University of California College & University Revenue	5.500%	5/15/40	5,735	6,656
	University of California College & University Revenue	5.000%	5/15/41	2,410	2,590
	University of California College & University Revenue	5.000%	5/15/41	1,340	1,505
	University of California College & University Revenue	5.000%	5/15/42	1,180	1,263
	University of California College & University Revenue	5.000%	5/15/42	1,000	1,092
	University of California College & University Revenue	5.000%	5/15/42	5,005	5,530
	University of California College & University Revenue	5.000%	5/15/42	8,000	8,924
	University of California College & University Revenue	5.000%	5/15/42	725	809
	University of California College & University Revenue	5.250%	5/15/42	720	746
	University of California College & University Revenue	5.000%	5/15/43	19,005	19,803
	University of California College & University Revenue	5.000%	5/15/43	5,400	5,763
	University of California College & University Revenue	5.000%	5/15/43	5,045	5,551
	University of California College & University Revenue	5.000%	5/15/43	6,000	6,663
	University of California College & University Revenue	5.000%	5/15/43	5,900	6,552
	University of California College & University Revenue	5.000%	5/15/44	2,685	2,966
	University of California College & University Revenue	4.000%	5/15/46	4,645	4,610
	University of California College & University Revenue	5.000%	5/15/46	17,865	18,155
	University of California College & University Revenue	4.000%	5/15/47	11,965	11,775
	University of California College & University Revenue	5.000%	5/15/47	490	502
	University of California College & University Revenue	5.250%	5/15/47	4,080	4,202
	University of California College & University Revenue	4.000%	5/15/48	1,300	1,281
	University of California College & University Revenue	5.000%	5/15/48	9,335	9,658
	University of California College & University Revenue	2.500%	5/15/50	2,950	1,926
	University of California College & University Revenue	4.000%	5/15/50	2,715	2,655
	University of California College & University Revenue	4.000%	5/15/51	5,000	4,880
	University of California College & University Revenue	5.000%	5/15/52	4,380	4,689
	University of California College & University Revenue	5.000%	5/15/54	14,645	15,873
	University of California College & University Revenue	5.250%	5/15/58	6,725	6,987
	University of California College & University Revenue (Limited Project)	5.000%	5/15/25	565	569
	University of California College & University Revenue (Limited Project)	5.000%	5/15/27	150	151
	University of California College & University Revenue (Limited Project)	5.000%	5/15/28	2,835	2,853
	University of California College & University Revenue (Limited Project)	5.000%	5/15/29	5,380	5,414
	University of California College & University Revenue (Limited Project)	5.000%	5/15/30	680	684

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue (Limited Project)	5.000%	5/15/31	160	161
	University of California College & University Revenue (Limited Project)	5.000%	5/15/32	1,175	1,182
	University of California College & University Revenue (Limited Project)	5.000%	5/15/32	305	319
	University of California College & University Revenue (Limited Project)	4.000%	5/15/33	15	15
	University of California College & University Revenue (Limited Project)	5.000%	5/15/33	615	642
	University of California College & University Revenue (Limited Project)	5.000%	5/15/33	45	51
	University of California College & University Revenue (Limited Project)	4.000%	5/15/34	55	55
	University of California College & University Revenue (Limited Project)	5.000%	5/15/34	280	313
	University of California College & University Revenue (Limited Project)	5.000%	5/15/35	125	130
	University of California College & University Revenue (Limited Project)	5.000%	5/15/35	345	383
	University of California College & University Revenue (Limited Project)	4.000%	5/15/36	1,095	1,102
	University of California College & University Revenue (Limited Project)	4.000%	5/15/36	15	16
	University of California College & University Revenue (Limited Project)	5.000%	5/15/36	270	281
	University of California College & University Revenue (Limited Project)	4.000%	5/15/37	10,700	11,153
	University of California College & University Revenue (Limited Project)	4.000%	5/15/39	1,000	1,034
	University of California College & University Revenue (Limited Project)	5.000%	5/15/40	1,305	1,313
	University of California College & University Revenue (Limited Project)	5.000%	5/15/42	26,305	27,076
	University of California College & University Revenue (Limited Project)	5.000%	5/15/43	185	193
	University of California College & University Revenue (Limited Project)	4.000%	5/15/46	3,025	2,981
	University of California College & University Revenue (Limited Project)	5.000%	5/15/46	16,320	17,412
	University of California College & University Revenue (Limited Project)	4.000%	5/15/47	10,720	10,565
	University of California College & University Revenue (Limited Project)	5.000%	5/15/47	21,170	21,669
	University of California College & University Revenue (Limited Project)	4.000%	5/15/48	7,460	7,330
	University of California College & University Revenue (Limited Project)	3.000%	5/15/51	13,415	10,509
	University of California College & University Revenue (Limited Project)	4.000%	5/15/51	2,095	2,028
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	13,735	14,136
	Upland Unified School District GO	0.000%	8/1/50	2,300	741
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	4.000%	8/1/45	2,635	2,595
[4]	Val Verde Unified School District GO	4.000%	8/1/46	1,040	1,036
[4]	Val Verde Unified School District GO	4.000%	8/1/51	1,725	1,677
	Ventura County Community College District GO	3.125%	8/1/31	590	588
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	2,260	2,367
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	1,635	1,725
[8]	West Contra Costa Unified School District GO	0.000%	8/1/32	740	575
[6]	West Contra Costa Unified School District GO	0.000%	8/1/34	1,000	701
[4]	West Contra Costa Unified School District GO	3.000%	8/1/51	4,890	3,763
[3]	West Contra Costa Unified School District GO	4.000%	8/1/54	970	943
[3]	West Contra Costa Unified School District GO	5.000%	8/1/54	3,365	3,633
	West Valley-Mission Community College District GO	4.000%	8/1/40	1,435	1,434
	Westside Union School District GO	0.000%	8/1/40	355	178
	Westside Union School District GO	0.000%	8/1/45	265	103
[4]	William S Hart Union High School District GO	0.000%	9/1/28	1,385	1,235
	William S Hart Union High School District GO	0.000%	8/1/33	1,450	1,074
[4]	William S Hart Union High School District GO	0.000%	8/1/34	730	523
[4]	William S Hart Union High School District GO	0.000%	8/1/35	1,455	1,000
	William S Hart Union High School District GO	3.500%	8/1/38	385	374
	Yosemite Community College District GO, Prere.	5.000%	8/1/25	220	223
	Yosemite Community College District GO, Prere.	5.000%	8/1/25	1,100	1,113
					6,284,022
Colorado (1.3%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/29	2,170	2,377
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/30	8,825	9,157
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/31	1,625	1,685
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/40	8,690	8,770
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/47	5,085	5,482
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/48	2,500	2,685
	Adams 12 Five Star Schools GO	5.000%	12/15/33	4,005	4,135
	Adams 12 Five Star Schools GO	5.000%	12/15/34	1,000	1,032
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/26	300	312
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/26	5,000	5,200
	Adams County CO COP	4.000%	12/1/45	12,930	12,505
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/31	3,085	3,138
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/42	1,000	1,130
	Arapahoe County School District No. 6 Littleton GO	5.500%	12/1/43	6,435	6,858
	Arkansas River Power Authority Electric Power & Light Revenue	5.000%	10/1/38	10	10
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	1,435	1,482
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	3,560	3,677
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	2,725	2,815
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/35	2,775	2,813

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/38	1,375	1,375
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/43	20,000	22,369
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/49	9,000	8,502
	Board of Governors of Colorado State University System College & University Revenue	4.125%	3/1/55	8,155	7,849
	Board of Water Commissioners City & County of Denver Water Revenue	5.000%	9/15/47	2,030	2,086
	Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J GO	5.000%	12/15/25	1,545	1,576
	Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J GO	5.000%	12/15/26	10,000	10,423
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/42	50	51
[4]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.250%	12/1/49	3,000	3,294
[4]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.500%	12/1/54	4,000	4,455
	Colorado COP	5.000%	12/15/30	3,925	4,197
	Colorado COP	5.000%	12/15/31	3,385	3,730
	Colorado COP	5.000%	12/15/31	660	704
	Colorado COP	5.000%	12/15/32	4,070	4,329
	Colorado COP	5.000%	12/15/33	165	181
	Colorado COP	4.000%	12/15/34	1,080	1,113
	Colorado COP	5.000%	12/15/34	2,250	2,485
	Colorado COP	4.000%	12/15/35	7,840	8,054
	Colorado COP	3.000%	12/15/36	2,375	2,158
	Colorado COP	4.000%	12/15/36	8,755	8,870
	Colorado COP	3.000%	12/15/37	220	199
	Colorado COP	4.000%	12/15/37	320	325
	Colorado COP	5.000%	3/15/38	200	207
	Colorado COP	4.000%	12/15/38	1,210	1,220
	Colorado COP	4.000%	12/15/38	6,040	6,114
	Colorado COP	6.000%	12/15/38	2,110	2,486
	Colorado COP	4.000%	12/15/39	115	116
	Colorado COP	6.000%	12/15/39	11,755	13,784
	Colorado COP	4.000%	12/15/40	3,435	3,444
	Colorado COP	6.000%	12/15/40	5,365	6,271
	Colorado COP	6.000%	12/15/41	5,950	6,920
	Colorado COP	4.000%	3/15/44	200	195
	Colorado COP	4.000%	3/15/46	11,940	11,389
	Colorado COP	5.000%	11/1/49	7,250	7,714
	Colorado COP	5.000%	11/1/53	2,500	2,643
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/35	785	788
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/47	1,060	1,076
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	435	435
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	9,250	9,114
	Colorado School of Mines College & University Revenue	5.250%	12/1/48	3,000	3,245
	Colorado School of Mines College & University Revenue	4.000%	12/1/49	2,500	2,405
	Colorado School of Mines College & University Revenue	5.000%	12/1/54	3,750	3,934
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	610	677
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	540	599
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	565	624
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	655	723
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/33	720	792
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/46	8,645	8,347
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/50	10,200	9,742
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/54	3,000	3,270
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/25	1,205	1,227
[3]	Colorado Springs School District No. 11 Facilities Corp. COP	5.250%	12/15/48	2,250	2,427
	Denver City & County Board of Water Commissioners Water Revenue	4.000%	9/15/42	1,000	991
	Denver City & County Board of Water Commissioners Water Revenue	2.100%	12/15/46	2,500	1,566
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/54	5,000	5,353
	Denver City & County School District No. 1 GO	5.000%	12/1/25	715	728
	Denver City & County School District No. 1 GO	4.000%	12/1/26	2,035	2,054
	Denver City & County School District No. 1 GO	4.000%	12/1/31	5,770	5,800
	Denver City & County School District No. 1 GO	5.000%	12/1/32	375	415
	Denver City & County School District No. 1 GO	5.000%	12/1/37	1,895	1,948
	Denver City & County School District No. 1 GO	5.000%	12/1/38	255	262
	Denver City & County School District No. 1 GO	4.000%	12/1/41	220	219
	Denver City & County School District No. 1 GO	5.000%	12/1/42	25	27
	Denver City & County School District No. 1 GO	5.000%	12/1/45	1,035	1,107
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	4.000%	6/1/48	13,420	12,820
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	1,135	1,155
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/28	110	118
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	425	437

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	210	216
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/43	1,515	1,497
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/47	1,610	1,704
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/48	15	15
	Denver CO City & County GO	5.000%	8/1/26	2,250	2,325
	Denver CO City & County GO	5.000%	8/1/27	3,585	3,784
	Denver CO City & County GO	5.000%	8/1/30	1,065	1,183
	Denver CO City & County Pledged Excise Sales Tax Revenue	0.000%	8/1/35	3,500	2,283
	Denver CO City & County Pledged Excise Sales Tax Revenue	0.000%	8/1/36	3,000	1,867
	Denver CO City & County Pledged Excise Sales Tax Revenue	0.000%	8/1/37	3,000	1,781
	Denver CO City & County Pledged Excise Sales Tax Revenue	0.000%	8/1/38	5,500	3,092
	Denver CO City & County Pledged Excise Sales Tax Revenue	0.000%	8/1/39	2,500	1,324
	Denver CO City & County Pledged Excise Sales Tax Revenue	5.000%	8/1/44	540	550
	Denver CO City & County Pledged Excise Sales Tax Revenue	4.000%	8/1/46	12,560	12,076
[3]	Denver CO City & County Pledged Excise Sales Tax Revenue	4.000%	8/1/46	4,465	4,324
	Denver CO City & County Pledged Excise Sales Tax Revenue	4.000%	8/1/51	10,000	9,522
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/26	1,900	1,980
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/28	1,295	1,397
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/43	3,440	3,780
[6]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	2,370	2,329
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/26	1,250	1,291
[6]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,400	3,770
[6]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	855	706
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/35	235	158
[6]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/35	1,000	599
[6]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	350	189
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	5,000	3,056
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/40	600	310
[6]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/28	80	71
[6]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/34	1,525	1,065
[3]	Ebert Metropolitan District GO	5.000%	12/1/43	1,020	1,051
[3]	Ebert Metropolitan District GO	4.000%	12/1/48	9,955	9,302
	Jefferson County School District R-1 GO	5.000%	12/15/34	965	1,020
	Jefferson County School District R-1 GO	5.000%	12/15/35	3,005	3,191
	Jefferson County School District R-1 GO	5.000%	12/15/38	3,250	3,422
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/31	1,455	1,562
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/45	10,500	10,576
	Parker CO Water & Sanitation District Water Revenue	5.000%	11/1/42	1,115	1,154
	Pueblo County CO (Jail Project) COP	4.500%	7/1/46	435	433
	Regional Transportation District COP	4.000%	6/1/40	530	518
	Regional Transportation District Sales Tax Revenue	5.000%	11/1/33	1,250	1,313
	Regional Transportation District Sales Tax Revenue	5.000%	11/1/34	4,735	4,969
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	75	75
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	2,620	2,776
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	2,365	2,505
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	510	559
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	1,300	1,426
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/31	500	564
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	4.250%	11/1/36	660	695
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/37	3,020	3,390
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/46	14,555	14,820
	University of Colorado College & University Revenue	5.000%	10/1/28	10,000	10,730
[9]	University of Colorado College & University Revenue	5.000%	6/1/36	3,500	4,064
	University of Colorado College & University Revenue	4.000%	6/1/43	3,065	3,004
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	100	97
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	585	604
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	1,005	1,038
	Weld County School District No. 6 Greeley GO	5.000%	12/1/44	12,315	12,843
	Weld County School District No. 6 Greeley GO	4.000%	12/1/45	5,000	4,869
	Weld County School District No. RE-2 Eaton GO	5.000%	12/1/44	1,985	2,071
	Weld County School District No. RE-4 GO	5.250%	12/1/41	5,000	5,146
	Westminster CO Water & Wastewater Utility Water Revenue	5.000%	12/1/54	2,000	2,140
					500,687
Connecticut (2.1%)
	Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	5.000%	3/1/29	1,140	1,142
	Connecticut GO	5.000%	4/15/25	5,425	5,450
	Connecticut GO	5.000%	4/15/25	1,775	1,783
	Connecticut GO	5.000%	5/15/25	2,670	2,687
	Connecticut GO	5.000%	6/15/25	2,670	2,692

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	5.000%	8/1/25	1,270	1,284
Connecticut GO	5.000%	9/15/25	4,015	4,071
Connecticut GO	5.000%	10/15/25	5,200	5,283
Connecticut GO	5.000%	11/15/25	1,320	1,344
Connecticut GO	5.000%	11/15/25	1,265	1,288
Connecticut GO	5.000%	11/15/25	3,770	3,837
Connecticut GO	4.000%	1/15/26	2,000	2,025
Connecticut GO	5.000%	1/15/26	2,405	2,457
Connecticut GO	5.000%	4/15/26	3,090	3,174
Connecticut GO	5.000%	5/15/26	5,430	5,588
Connecticut GO	5.000%	6/15/26	4,105	4,138
Connecticut GO	5.000%	8/1/26	715	739
Connecticut GO	5.000%	9/15/26	1,385	1,436
Connecticut GO	5.000%	10/15/26	1,140	1,184
Connecticut GO	5.000%	11/15/26	1,795	1,823
Connecticut GO	5.000%	11/15/26	6,740	7,010
Connecticut GO	4.000%	1/15/27	1,615	1,655
Connecticut GO	4.000%	1/15/27	1,875	1,921
Connecticut GO	5.000%	1/15/27	1,000	1,043
Connecticut GO	5.000%	4/15/27	2,755	2,888
Connecticut GO	5.000%	4/15/27	3,295	3,454
Connecticut GO	5.000%	5/15/27	710	729
Connecticut GO	5.000%	6/15/27	1,035	1,043
Connecticut GO	5.000%	6/15/27	4,005	4,212
Connecticut GO	5.000%	8/15/27	655	676
Connecticut GO	5.000%	9/15/27	1,920	2,029
Connecticut GO	5.000%	10/15/27	205	212
Connecticut GO	5.000%	11/15/27	2,320	2,356
Connecticut GO	5.000%	11/15/27	360	382
Connecticut GO	4.000%	1/15/28	200	206
Connecticut GO	4.000%	1/15/28	11,070	11,429
Connecticut GO	5.000%	1/15/28	1,225	1,301
Connecticut GO	5.000%	4/15/28	2,925	3,121
Connecticut GO	5.000%	6/15/28	265	267
Connecticut GO	5.000%	9/15/28	9,055	9,731
Connecticut GO	5.000%	10/15/28	770	795
Connecticut GO	5.000%	11/15/28	1,145	1,161
Connecticut GO	5.000%	11/15/28	1,230	1,325
Connecticut GO	5.000%	11/15/28	16,475	17,754
Connecticut GO	4.000%	1/15/29	160	166
Connecticut GO	4.000%	1/15/29	1,245	1,295
Connecticut GO	5.000%	1/15/29	20	22
Connecticut GO	5.000%	1/15/29	3,230	3,489
Connecticut GO	5.000%	4/15/29	850	887
Connecticut GO	5.000%	4/15/29	1,245	1,351
Connecticut GO	5.000%	6/15/29	2,860	2,878
Connecticut GO	5.000%	10/15/29	1,720	1,773
Connecticut GO	3.250%	11/15/29	2,010	2,001
Connecticut GO	5.000%	11/15/29	180	197
Connecticut GO	4.000%	1/15/30	695	729
Connecticut GO	4.000%	1/15/30	1,505	1,578
Connecticut GO	5.000%	1/15/30	515	565
Connecticut GO	5.000%	1/15/30	3,080	3,380
Connecticut GO	5.000%	4/15/30	2,230	2,416
Connecticut GO	5.000%	9/1/30	5,500	6,094
Connecticut GO	5.000%	9/15/30	1,290	1,430
Connecticut GO	5.000%	11/15/30	370	411
Connecticut GO	5.000%	11/15/30	550	611
Connecticut GO	5.000%	11/15/30	5,000	5,556
Connecticut GO	4.000%	1/15/31	360	380
Connecticut GO	4.000%	1/15/31	1,770	1,870
Connecticut GO	5.000%	1/15/31	1,395	1,529
Connecticut GO	5.000%	1/15/31	3,275	3,649
Connecticut GO	3.500%	4/15/31	50	50
Connecticut GO	5.000%	6/15/31	145	146
Connecticut GO	5.000%	8/1/31	5,175	5,804
Connecticut GO	5.000%	9/15/31	1,270	1,426
Connecticut GO	5.000%	10/15/31	185	190
Connecticut GO	5.000%	11/15/31	20	20
Connecticut GO	5.000%	11/15/31	45	51

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut GO	5.000%	11/15/31	165	186
	Connecticut GO	5.000%	11/15/31	5,005	5,632
	Connecticut GO	3.000%	1/15/32	8,675	8,393
	Connecticut GO	4.000%	1/15/32	25	26
	Connecticut GO	5.000%	1/15/32	1,000	1,092
	Connecticut GO	5.000%	1/15/32	4,325	4,876
	Connecticut GO	5.000%	3/15/32	980	998
	Connecticut GO	5.000%	4/15/32	530	549
	Connecticut GO	5.000%	4/15/32	300	322
	Connecticut GO	5.000%	6/15/32	2,235	2,247
	Connecticut GO	5.000%	8/1/32	2,580	2,927
	Connecticut GO	3.000%	10/15/32	470	448
	Connecticut GO	5.000%	11/15/32	170	172
	Connecticut GO	5.000%	11/15/32	310	353
	Connecticut GO	5.000%	11/15/32	1,315	1,496
	Connecticut GO	5.000%	11/15/32	4,000	4,551
	Connecticut GO	4.000%	1/15/33	45	48
	Connecticut GO	4.000%	1/15/33	1,095	1,139
	Connecticut GO	5.000%	4/15/33	6,700	6,932
	Connecticut GO	5.000%	4/15/33	3,265	3,498
	Connecticut GO	4.000%	6/15/33	25	25
	Connecticut GO	5.000%	10/15/33	2,800	2,873
	Connecticut GO	5.000%	11/15/33	80	91
	Connecticut GO	3.000%	1/15/34	2,275	2,161
	Connecticut GO	4.000%	1/15/34	2,460	2,552
	Connecticut GO	4.000%	1/15/34	2,385	2,511
	Connecticut GO	5.000%	1/15/34	1,705	1,956
	Connecticut GO	5.000%	4/15/34	5,350	5,523
	Connecticut GO	5.000%	4/15/34	1,205	1,288
	Connecticut GO	5.000%	10/15/34	150	154
	Connecticut GO	5.000%	11/15/34	1,000	1,011
	Connecticut GO	5.000%	11/15/34	165	186
	Connecticut GO	5.000%	11/15/34	1,950	2,253
	Connecticut GO	3.000%	1/15/35	755	710
	Connecticut GO	4.000%	1/15/35	105	108
	Connecticut GO	4.000%	3/15/35	120	120
	Connecticut GO	5.000%	4/15/35	150	160
	Connecticut GO	5.000%	11/15/35	5,000	5,051
	Connecticut GO	4.000%	1/15/36	210	218
	Connecticut GO	5.000%	1/15/36	3,000	3,415
	Connecticut GO	4.000%	3/15/36	25	25
	Connecticut GO	5.000%	4/15/36	2,145	2,278
	Connecticut GO	4.000%	6/1/36	1,250	1,286
	Connecticut GO	3.375%	10/15/36	1,205	1,168
	Connecticut GO	5.000%	11/15/36	95	106
	Connecticut GO	5.000%	11/15/36	2,215	2,537
	Connecticut GO	4.000%	1/15/37	3,905	4,026
	Connecticut GO	4.000%	4/15/37	105	105
	Connecticut GO	5.000%	11/15/37	175	195
	Connecticut GO	5.000%	11/15/37	11,000	12,528
	Connecticut GO	3.000%	1/15/38	3,375	3,044
	Connecticut GO	4.000%	1/15/38	330	336
	Connecticut GO	3.000%	6/1/38	1,000	898
	Connecticut GO	5.000%	11/15/38	4,000	4,556
	Connecticut GO	3.000%	1/15/39	3,570	3,164
	Connecticut GO	4.000%	1/15/39	1,000	1,019
	Connecticut GO	5.000%	1/15/39	1,500	1,683
	Connecticut GO	5.000%	11/15/39	4,000	4,505
	Connecticut GO	5.000%	11/15/39	1,000	1,104
	Connecticut GO	3.000%	1/15/40	2,750	2,391
	Connecticut GO	5.000%	1/15/40	1,500	1,596
	Connecticut GO	5.000%	1/15/40	2,000	2,232
	Connecticut GO	5.000%	11/15/40	2,045	2,252
	Connecticut GO	5.000%	11/15/40	2,750	3,093
	Connecticut GO	2.000%	1/15/41	1,835	1,253
[3]	Connecticut GO	2.000%	1/15/41	250	172
	Connecticut GO	3.000%	1/15/41	6,260	5,355
	Connecticut GO	3.000%	1/15/42	200	168
	Connecticut GO	3.000%	11/15/42	8,950	7,713
	Connecticut GO	5.000%	11/15/42	10	11

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	3.000%	11/15/43	8,015	6,827
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	1,395	1,403
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	2,800	2,815
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	1,075	1,085
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/25	490	496
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/26	155	158
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/26	1,265	1,301
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/26	8,985	9,239
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	790	815
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	295	304
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	3,750	3,870
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/26	245	247
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	1,730	1,792
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	1,125	1,173
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/27	265	278
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/27	2,980	3,126
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	1,770	1,863
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	520	547
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	5,000	5,263
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	29,500	31,049
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/27	4,840	4,885
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,915	1,977
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	5,070	5,362
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/28	9,665	10,320
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/28	1,625	1,735
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	1,385	1,483
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	855	916
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	245	262
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	8,000	8,567
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	21,500	23,024
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/28	2,115	2,179
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	6,915	7,507
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	230	250
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	30	33
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	12,000	13,064
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	17,000	18,507
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/29	225	227
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	505	519
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/29	3,940	4,229
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/30	2,055	2,175
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/30	285	314
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/30	75	83
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/30	6,000	6,631
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/30	7,745	7,811
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/30	8,075	8,297
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/30	145	155
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	4,075	4,302
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/31	1,405	1,546
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/31	1,900	2,125
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	165	185
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	1,450	1,625
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	1,900	2,129
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/31	645	650
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	245	252
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/32	760	801
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/32	1,740	1,908
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/32	550	614
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/32	130	147
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/32	295	334
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/32	20	23
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/32	85	96
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/32	2,545	2,565
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/32	120	123
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/33	1,975	2,075
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/33	3,610	3,949
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/33	2,695	2,997
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/33	1,060	1,212
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/33	290	292
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/33	85	87
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/33	630	669

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	4,285	4,673
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	3,120	3,455
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/34	120	136
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/34	3,405	3,922
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/34	2,680	2,699
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	30	31
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/34	380	402
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/35	1,170	1,318
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/35	2,255	2,571
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/35	3,000	3,461
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	3,595	3,620
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/35	3,745	3,747
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/35	575	606
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/35	3,680	4,082
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/36	2,385	2,485
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	2,170	2,232
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	2,190	2,263
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/36	70	78
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/36	80	80
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/37	105	109
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	4,125	4,236
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/37	1,250	1,352
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/37	8,500	9,696
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/37	100	105
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/37	2,345	2,405
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/38	305	316
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/38	8,850	9,529
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/38	1,300	1,357
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	10,415	10,579
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/39	3,500	3,946
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/39	1,740	1,765
	Connecticut Special Tax Fuel Sales Tax Revenue	3.125%	5/1/40	180	159
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/40	430	435
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/40	645	690
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/40	3,815	4,278
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/40	5,000	5,672
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/41	4,035	4,412
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/41	4,010	4,463
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/41	2,395	2,585
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/42	2,180	2,410
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/43	5,440	5,951
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/43	885	983
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/44	11,500	12,510
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/45	2,000	2,171
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	8,575	9,377
[9]	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/33	7,405	8,554
[3]	Connecticut State Health & Educational Facilities Authority College & University Revenue	2.125%	11/1/33	1,300	1,058
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/35	9,665	11,366
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.125%	7/1/41	780	774
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/42	60	59
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,550	1,554
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	4,700	4,682
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	8,190	8,056
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	3.200%	7/1/26	3,000	3,000
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/27	13,015	12,951
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/28	6,180	6,581
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.000%	7/1/45	1,140	1,089
[8]	New Haven CT GO	5.000%	8/1/31	8,520	9,445
[8]	New Haven CT GO	5.000%	8/1/32	8,740	9,783
[8]	New Haven CT GO	5.000%	8/1/33	3,420	3,861
	South Central Connecticut Regional Water Authority Water Revenue	3.000%	8/1/41	200	168
	University of Connecticut College & University Revenue	5.000%	5/1/32	1,105	1,250
	University of Connecticut College & University Revenue	5.000%	5/1/33	2,680	3,026
	University of Connecticut College & University Revenue	5.000%	5/1/34	4,680	5,264
					801,861
Delaware (0.2%)
	Delaware GO	5.000%	1/1/26	5	5
	Delaware GO	5.000%	1/1/27	1,100	1,147
	Delaware GO	5.000%	1/1/28	540	575

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Delaware GO	5.000%	3/1/29	505	549
Delaware GO	5.000%	3/1/31	300	337
Delaware GO	5.000%	3/1/32	9,255	10,527
Delaware GO	5.000%	5/1/36	11,250	12,991
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	3,240	3,026
Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/30	245	272
Delaware Transportation Authority Highway Revenue	5.000%	6/1/55	21,105	21,128
Sussex DE GO	1.750%	3/15/36	2,280	1,763
University of Delaware College & University Revenue	5.000%	11/1/40	500	576
University of Delaware College & University Revenue	5.000%	11/1/41	755	866
University of Delaware College & University Revenue	5.000%	11/1/42	750	856
University of Delaware College & University Revenue	5.000%	11/1/43	485	552
University of Delaware College & University Revenue	5.000%	11/1/44	2,875	3,265
				58,435
District of Columbia (1.9%)
District of Columbia Appropriations Revenue	5.000%	12/1/33	13,175	14,202
District of Columbia Appropriations Revenue	5.000%	12/1/34	8,090	8,691
District of Columbia College & University Revenue	5.000%	4/1/30	1,575	1,626
District of Columbia College & University Revenue	5.000%	4/1/32	610	627
District of Columbia College & University Revenue	5.000%	4/1/33	225	231
District of Columbia College & University Revenue	5.000%	4/1/34	1,780	1,825
District of Columbia GO	5.000%	6/1/26	3,825	3,938
District of Columbia GO	5.000%	10/15/26	1,840	1,909
District of Columbia GO	5.000%	6/1/27	2,580	2,713
District of Columbia GO	5.000%	10/15/27	910	964
District of Columbia GO	5.000%	12/1/27	8,500	9,026
District of Columbia GO	5.000%	10/15/28	1,240	1,338
District of Columbia GO	5.000%	6/1/29	4,095	4,464
District of Columbia GO	5.000%	10/15/29	740	802
District of Columbia GO	5.000%	6/1/30	215	238
District of Columbia GO	5.000%	8/1/30	5,630	6,248
District of Columbia GO	5.000%	10/15/30	2,600	2,815
District of Columbia GO	5.000%	12/1/30	3,845	4,289
District of Columbia GO	5.000%	6/1/31	1,970	2,057
District of Columbia GO	5.000%	8/1/31	10,600	11,943
District of Columbia GO	5.000%	10/15/31	895	966
District of Columbia GO	5.000%	6/1/32	3,435	3,582
District of Columbia GO	5.000%	8/1/32	10,000	11,387
District of Columbia GO	5.000%	6/1/33	9,980	10,392
District of Columbia GO	5.000%	10/15/33	680	730
District of Columbia GO	4.000%	6/1/34	2,490	2,531
District of Columbia GO	5.000%	6/1/34	13,220	13,744
District of Columbia GO	5.000%	10/15/34	1,290	1,383
District of Columbia GO	5.000%	12/1/34	5,100	5,941
District of Columbia GO	5.000%	2/1/35	1,065	1,174
District of Columbia GO	5.000%	6/1/35	5	5
District of Columbia GO	5.000%	6/1/35	2,510	2,606
District of Columbia GO	5.000%	10/15/35	365	391
District of Columbia GO	4.000%	6/1/36	670	677
District of Columbia GO	5.000%	6/1/36	800	829
District of Columbia GO	5.000%	6/1/36	2,675	2,772
District of Columbia GO	5.000%	8/1/36	7,715	8,873
District of Columbia GO	5.000%	10/15/36	670	715
District of Columbia GO	4.000%	6/1/37	960	966
District of Columbia GO	5.000%	6/1/37	2,390	2,472
District of Columbia GO	5.000%	8/1/37	9,280	10,616
District of Columbia GO	5.000%	10/15/37	45	48
District of Columbia GO	5.000%	1/1/38	3,805	4,262
District of Columbia GO	5.000%	6/1/38	160	165
District of Columbia GO	5.000%	8/1/38	5,145	5,851
District of Columbia GO	5.000%	1/1/39	80	89
District of Columbia GO	5.000%	8/1/39	3,300	3,730
District of Columbia GO	4.000%	10/15/39	475	475
District of Columbia GO	5.000%	1/1/40	3,170	3,504
District of Columbia GO	4.000%	6/1/40	5,025	4,959
District of Columbia GO	5.000%	1/1/41	70	77
District of Columbia GO	4.000%	6/1/41	180	177
District of Columbia GO	5.000%	6/1/41	2,370	2,421
District of Columbia GO	5.000%	8/1/41	2,000	2,225

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
District of Columbia GO	5.000%	1/1/42	10,330	11,233
District of Columbia GO	5.000%	1/1/43	4,635	5,007
District of Columbia GO	5.000%	8/1/43	3,000	3,280
District of Columbia GO	5.000%	10/15/44	23,570	24,516
District of Columbia GO	5.000%	8/1/45	2,830	3,059
District of Columbia GO	5.000%	2/1/46	3,470	3,643
District of Columbia GO	5.250%	1/1/48	3,375	3,643
District of Columbia GO	5.000%	8/1/49	15,795	16,927
District of Columbia Income Tax Revenue	5.000%	10/1/25	460	467
District of Columbia Income Tax Revenue	5.000%	12/1/25	12,350	12,584
District of Columbia Income Tax Revenue	5.000%	10/1/26	5,060	5,250
District of Columbia Income Tax Revenue	5.000%	10/1/26	435	451
District of Columbia Income Tax Revenue	5.000%	10/1/27	4,980	5,268
District of Columbia Income Tax Revenue	5.000%	10/1/27	1,810	1,915
District of Columbia Income Tax Revenue	5.000%	12/1/27	5,020	5,328
District of Columbia Income Tax Revenue	5.000%	10/1/28	1,980	2,134
District of Columbia Income Tax Revenue	5.000%	12/1/28	740	800
District of Columbia Income Tax Revenue	5.000%	10/1/29	2,280	2,500
District of Columbia Income Tax Revenue	5.000%	12/1/29	2,170	2,386
District of Columbia Income Tax Revenue	5.000%	3/1/30	1,030	1,123
District of Columbia Income Tax Revenue	5.000%	10/1/30	2,645	2,943
District of Columbia Income Tax Revenue	5.000%	12/1/30	310	346
District of Columbia Income Tax Revenue	5.000%	10/1/31	575	648
District of Columbia Income Tax Revenue	5.000%	10/1/31	1,175	1,325
District of Columbia Income Tax Revenue	5.000%	12/1/31	1,440	1,627
District of Columbia Income Tax Revenue	5.000%	3/1/32	1,565	1,698
District of Columbia Income Tax Revenue	5.000%	7/1/32	800	910
District of Columbia Income Tax Revenue	5.000%	12/1/32	7,050	8,051
District of Columbia Income Tax Revenue	5.000%	3/1/33	1,760	1,904
District of Columbia Income Tax Revenue	5.000%	7/1/33	760	860
District of Columbia Income Tax Revenue	5.000%	12/1/33	365	415
District of Columbia Income Tax Revenue	5.000%	3/1/34	960	1,037
District of Columbia Income Tax Revenue	5.000%	7/1/34	365	412
District of Columbia Income Tax Revenue	5.000%	3/1/35	1,080	1,172
District of Columbia Income Tax Revenue	5.000%	3/1/35	5,770	6,216
District of Columbia Income Tax Revenue	5.000%	12/1/35	1,265	1,428
District of Columbia Income Tax Revenue	5.000%	3/1/36	6,785	7,293
District of Columbia Income Tax Revenue	5.000%	3/1/36	2,200	2,381
District of Columbia Income Tax Revenue	5.000%	7/1/36	395	443
District of Columbia Income Tax Revenue	5.000%	12/1/36	505	568
District of Columbia Income Tax Revenue	5.000%	3/1/37	1,240	1,337
District of Columbia Income Tax Revenue	5.000%	7/1/37	200	223
District of Columbia Income Tax Revenue	5.000%	3/1/38	5,415	5,809
District of Columbia Income Tax Revenue	5.000%	5/1/38	1,025	1,148
District of Columbia Income Tax Revenue	5.000%	7/1/38	4,570	5,069
District of Columbia Income Tax Revenue	4.000%	3/1/39	2,035	2,035
District of Columbia Income Tax Revenue	5.000%	3/1/39	555	593
District of Columbia Income Tax Revenue	5.000%	5/1/39	2,000	2,227
District of Columbia Income Tax Revenue	5.000%	7/1/39	290	320
District of Columbia Income Tax Revenue	4.000%	3/1/40	2,440	2,418
District of Columbia Income Tax Revenue	5.000%	3/1/40	3,490	3,712
District of Columbia Income Tax Revenue	5.000%	5/1/40	2,055	2,275
District of Columbia Income Tax Revenue	5.000%	7/1/40	1,715	1,882
District of Columbia Income Tax Revenue	5.000%	5/1/41	1,075	1,181
District of Columbia Income Tax Revenue	5.000%	7/1/41	1,870	2,039
District of Columbia Income Tax Revenue	5.000%	5/1/42	2,235	2,438
District of Columbia Income Tax Revenue	5.000%	5/1/43	14,015	15,174
District of Columbia Income Tax Revenue	5.000%	3/1/44	11,915	12,436
District of Columbia Income Tax Revenue	4.000%	3/1/45	210	204
District of Columbia Income Tax Revenue	4.000%	5/1/45	8,505	8,276
District of Columbia Income Tax Revenue	5.000%	5/1/45	7,765	8,120
District of Columbia Income Tax Revenue	5.000%	7/1/47	2,495	2,645
District of Columbia Income Tax Revenue	5.250%	5/1/48	5,375	5,816
District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/37	1,055	1,086
District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/37	19,800	22,648
District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/37	1,280	1,363
District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/38	3,050	3,464
District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	3,065	3,458
District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/41	1,000	1,002
District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/41	9,900	9,382

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/42	1,000	995
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/49	5,185	4,944
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/52	1,200	1,218
[8]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/31	505	402
[8]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/35	2,000	1,340
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	1,725	946
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/38	9,400	5,268
[8]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	510	277
[8]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/40	1,000	514
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/44	1,035	981
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/44	5,650	5,819
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/47	5,600	5,726
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	29,930	27,539
[4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/50	2,065	1,539
[4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	23,370	21,468
[4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	2.750%	10/1/53	5,000	3,290
[4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/53	145	104
[4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	5,080	4,691
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	4,135	3,727
[8]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	10/1/26	23,615	25,030
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	1,350	1,396
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	330	347
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	7,400	7,774
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/29	2,830	2,965
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/30	625	653
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/30	4,665	5,156
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/31	415	464
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/33	1,015	1,124
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/34	65	68
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/35	230	238
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/36	130	119
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/37	1,055	1,131
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/37	400	436
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/38	95	101
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/39	75	76
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/39	1,695	1,803
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/40	390	332
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/41	2,300	2,456
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/43	3,025	2,448
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/43	1,585	1,555
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/43	2,310	2,486
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/45	21,220	22,197
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/46	2,370	2,289
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/46	6,100	6,418
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.125%	7/15/47	7,750	7,647
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/48	9,945	10,544
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.500%	7/15/51	500	549
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/53	14,190	15,256
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/54	5,000	5,288
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/56	7,850	8,292
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.375%	7/15/59	5,000	4,926
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/59	5,000	5,386
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/36	1,285	1,328
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/37	2,575	2,656
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/42	7,195	7,347
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/43	210	214
					722,935
Florida (3.3%)
	Broward County FL Airport System Port, Airport & Marina Revenue	4.000%	10/1/42	3,625	3,575
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/47	35	37
	Broward County FL School District COP	5.000%	7/1/25	580	585
	Broward County FL School District COP	5.000%	7/1/25	1,990	2,007
	Broward County FL School District COP	5.000%	7/1/26	400	412
	Broward County FL School District COP	5.000%	7/1/27	2,965	3,114
	Broward County FL School District COP	5.000%	7/1/28	4,230	4,516
	Broward County FL School District COP	5.000%	7/1/30	1,125	1,239
	Broward County FL School District COP	5.000%	7/1/31	2,850	3,133
	Broward County FL School District COP	5.000%	7/1/32	410	448
	Broward County FL School District COP	5.000%	7/1/33	2,175	2,368

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broward County FL School District COP	5.000%	7/1/34	3,555	3,859
	Broward County FL School District COP	5.000%	7/1/35	565	630
	Broward County FL School District COP	5.000%	7/1/36	140	156
	Broward County FL School District GO	5.000%	7/1/47	1,540	1,581
	Broward County FL Tourist Development Miscellaneous Taxes Revenue (Convention Center Expansion Project)	4.000%	9/1/51	4,145	3,871
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/38	835	885
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/39	3,490	3,682
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/40	1,075	1,131
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/42	9,000	8,913
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/47	1,930	1,844
[3]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.600%	3/1/48	1,000	1,100
[3]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.650%	3/1/54	2,200	2,394
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/42	4,445	4,272
[3]	Cape Coral FL Water & Sewer Water Revenue	5.250%	10/1/53	2,500	2,699
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	1,560	1,606
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	4,915	5,066
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	2,465	2,536
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	10,315	11,047
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	230	232
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/31	75	76
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/31	600	673
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/32	3,110	3,451
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	360	398
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	5,315	5,872
[8]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	4,100	4,678
[3]	Central Florida Expressway Authority Highway Revenue	3.000%	7/1/34	175	165
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	3,820	4,201
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	2,640	2,724
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/35	115	126
[8]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/35	10,000	11,307
[4]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	5,000	3,940
	Central Florida Expressway Authority Highway Revenue	3.250%	7/1/36	1,065	991
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/36	1,695	1,700
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	1,125	1,127
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	1,185	1,186
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	95	96
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	9,145	9,147
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	3,350	3,382
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/40	2,255	2,253
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/41	3,340	3,310
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/42	2,345	2,401
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/44	11,215	11,584
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/49	11,325	11,629
[8]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/54	2,000	2,107
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/26	12,000	12,209
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/26	2,015	2,050
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/26	380	392
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/26	1,250	1,289
	Deerfield Beach FL Miscellaneous Revenue	5.250%	12/1/41	3,255	3,408
[4]	Duval County Public Schools COP	5.000%	7/1/25	170	172
[4]	Duval County Public Schools COP	5.000%	7/1/26	345	355
[4]	Duval County Public Schools COP	5.000%	7/1/27	1,465	1,535
[4]	Duval County Public Schools COP	5.000%	7/1/28	1,370	1,459
[4]	Duval County Public Schools COP	5.000%	7/1/30	3,590	3,928
[4]	Duval County Public Schools COP	5.000%	7/1/32	3,185	3,455
[4]	Duval County Public Schools COP	5.000%	7/1/33	4,700	5,080
[4]	Duval County Public Schools COP	5.000%	7/1/34	1,135	1,223
[4]	Duval County Public Schools COP	5.000%	7/1/35	3,450	3,708
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/49	750	788
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/54	1,015	1,059
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	1,349	1,354
	Florida Department of Management Services COP	5.000%	11/1/27	1,515	1,598
	Florida Department of Management Services COP	5.000%	11/1/28	130	139
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	10,095	10,184
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/36	2,700	2,103
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/38	3,085	2,757
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/52	14,460	13,763
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/52	8,365	8,843
	Florida GO	5.000%	6/1/25	15,000	15,115
	Florida GO	5.000%	6/1/26	2,960	3,050

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida GO	5.000%	6/1/26	1,885	1,942
	Florida GO	4.000%	7/1/30	730	755
	Florida GO	5.000%	6/1/33	16,005	18,451
[9]	Florida GO	5.000%	6/1/36	17,580	20,787
	Florida GO	4.125%	7/1/53	6,000	5,859
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	560	563
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/48	12,420	9,214
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/50	12,845	11,411
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/25	5,755	5,764
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	5,675	5,787
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	4,590	4,718
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	3,810	3,913
	Florida Keys Aqueduct Authority Water Revenue	3.750%	9/1/37	500	500
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/41	2,750	2,768
	Florida Lottery Revenue	5.000%	7/1/25	1,945	1,963
	Florida Lottery Revenue	5.000%	7/1/26	1,775	1,831
	Florida Lottery Revenue	5.000%	7/1/27	2,665	2,806
	Florida Lottery Revenue	5.000%	7/1/28	2,275	2,441
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	5,295	5,453
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	1,815	1,869
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	2,225	2,290
	Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/30	1,330	1,359
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	30	31
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	1,835	1,885
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	9/1/43	1,475	1,437
	Fort Lauderdale FL Water & Sewer Water Revenue	3.500%	9/1/48	165	145
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/53	5,675	6,238
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.500%	9/1/48	5,560	6,157
	Fort Myers FL Utility System Water Revenue	4.000%	10/1/44	8,000	7,711
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	4.000%	10/1/52	2,670	2,511
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/36	2,970	3,086
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/37	1,000	1,037
	Gainesville FL Utilities System Electric Power & Light Revenue	4.000%	10/1/39	2,575	2,578
	Gainesville FL Utilities System Multiple Utility Revenue	5.000%	10/1/44	4,100	4,270
	Gainesville FL Utilities System Multiple Utility Revenue	5.000%	10/1/47	125	130
	Gainesville FL Utilities System Multiple Utility Revenue, Prere.	5.000%	10/1/29	20	22
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	1,740	1,799
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/44	5,330	5,349
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/48	105	108
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/52	3,000	2,837
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/46	4,305	3,451
	Hillsborough County FL Utility Water Revenue	2.500%	8/1/51	90	58
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	375	378
	Hillsborough County School Board COP	5.000%	7/1/29	5	5
[4]	Hollywood FL GO	4.000%	7/1/41	3,330	3,332
	Jacksonville FL General Fund Revenue	5.250%	10/1/48	7,840	8,493
	Jacksonville FL General Fund Revenue	5.500%	10/1/53	5,000	5,462
	Jacksonville FL General Fund Revenue	5.250%	10/1/54	3,000	3,240
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	8,640	9,277
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	345	356
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	2,100	2,175
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	295	311
[8]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	3,015	3,293
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	1,030	1,081
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	460	480
[8]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	2,545	2,917
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/34	1,200	1,375
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/36	1,795	2,052
[8]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/37	2,405	2,735
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,200	2,200
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	650	685
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	2,990	3,004
	JEA Water & Sewer System Water Revenue	5.250%	10/1/49	15,865	17,133
	JEA Water & Sewer System Water Revenue	5.500%	10/1/54	7,335	8,058
	JEA Water & Sewer System Water Revenue	5.250%	10/1/55	8,000	8,682
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.250%	10/1/36	3,000	3,413
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/48	5,000	5,574
	Lee County School Board COP	4.000%	8/1/46	6,000	5,620
	Lee County School Board COP	4.000%	8/1/48	4,000	3,715

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Manatee County FL Appropriations Revenue	5.250%	10/1/48	2,155	2,359
	Manatee FL Public Utilities Revenue Water Revenue	4.000%	10/1/53	5,820	5,496
	Miami Beach FL GO	4.000%	5/1/44	115	111
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/40	12,000	12,070
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/45	1,900	1,911
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/47	8,255	8,430
[4]	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/40	640	643
[4]	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/44	235	236
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Program)	5.500%	1/1/49	4,180	4,636
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/48	5,110	5,389
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.250%	3/1/53	10,015	10,718
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/30	2,150	2,157
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/36	5,000	5,640
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/37	5,000	5,600
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/38	5,000	5,566
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/39	3,750	4,152
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/39	4,000	4,513
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/41	2,000	2,184
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/43	4,000	4,330
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/45	1,030	971
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/45	4,000	4,277
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/45	2,000	2,180
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/46	3,570	3,801
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/48	1,500	1,618
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/53	9,740	8,815
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/53	15,585	15,904
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	955	956
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	2,345	2,348
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	3,800	3,806
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	815	834
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/44	8,000	8,100
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/34	280	287
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/45	8,835	8,942
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	4,110	4,164
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/28	1,005	1,034
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	1,360	1,396
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/36	1,000	1,129
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/37	1,490	1,671
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/41	10,135	10,286
	Miami-Dade County FL GO	4.000%	7/1/34	11,015	10,825
	Miami-Dade County FL GO	4.000%	7/1/35	110	108
	Miami-Dade County FL GO	5.000%	7/1/37	25	26
	Miami-Dade County FL GO	3.750%	7/1/42	5	5
	Miami-Dade County FL GO	4.000%	7/1/42	325	318
	Miami-Dade County FL GO	5.000%	7/1/48	2,200	2,268
[8]	Miami-Dade County FL Recreational Revenue	6.875%	10/1/34	2,060	2,384
[8]	Miami-Dade County FL Recreational Revenue	7.000%	10/1/39	100	115
[8]	Miami-Dade County FL Recreational Revenue	0.000%	10/1/48	1,240	429
[8]	Miami-Dade County FL Recreational Revenue	0.000%	4/1/49	1,975	626
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/34	1,360	954
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/34	2,830	2,912
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/35	7,410	7,583
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/35	1,785	1,826
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/39	20,000	10,880
	Miami-Dade County FL Special Obligation Revenue	4.000%	10/1/39	50	49
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/40	2,475	1,271
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/48	2,500	2,622
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/54	10,000	10,496
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/38	1,920	1,925
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/43	1,100	1,137
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/45	5,095	4,863
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/45	11,045	11,695
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/46	1,325	1,399
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/47	6,520	6,872
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/48	4,370	4,590
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/49	1,745	1,606
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/49	2,615	2,745
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/50	200	183
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/52	11,505	12,028
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/25	700	710

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/26	6,990	7,086
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/27	1,715	1,807
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/27	1,705	1,801
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/28	1,650	1,732
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/36	25	23
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/36	5,095	5,170
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/37	7,860	7,959
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/38	9,340	9,435
	Miami-Dade County FL Water & Sewer System Water Revenue	3.125%	10/1/39	535	487
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/41	3,545	3,507
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/42	1,690	1,657
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/44	11,875	11,647
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/44	6,845	7,090
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/46	1,210	1,167
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/46	1,740	1,786
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/46	6,260	6,532
	Miami-Dade County FL Water & Sewer System Water Revenue	3.375%	10/1/47	1,365	1,160
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/47	135	130
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/48	3,545	3,379
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/48	3,530	3,380
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/49	29,365	27,742
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/49	80	85
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/51	2,150	2,020
	Miami-Dade County School Board COP	5.000%	2/1/25	230	230
	Miami-Dade County School Board COP	5.000%	2/1/26	1,810	1,847
	Miami-Dade County School Board COP	5.000%	5/1/26	2,065	2,076
	Miami-Dade County School Board COP	5.000%	2/1/27	1,540	1,567
	Miami-Dade County School Board COP	5.000%	5/1/27	3,020	3,036
[9]	Miami-Dade County School Board COP	5.000%	5/1/27	2,500	2,616
	Miami-Dade County School Board COP	5.000%	2/1/28	60	61
	Miami-Dade County School Board COP	5.000%	5/1/28	1,340	1,347
	Miami-Dade County School Board COP	5.000%	2/1/29	10,105	10,297
	Miami-Dade County School Board COP	5.000%	2/1/30	5,140	5,236
	Miami-Dade County School Board COP	5.000%	5/1/30	65	65
[9]	Miami-Dade County School Board COP	5.000%	5/1/30	2,260	2,487
[9]	Miami-Dade County School Board COP	5.000%	5/1/32	1,955	2,206
	Miami-Dade County School Board COP	3.250%	2/1/33	2,025	1,961
	Miami-Dade County School Board GO	5.000%	3/15/33	1,600	1,602
	Miami-Dade County School Board GO	5.000%	3/15/44	7,370	7,377
	Miami-Dade County School Board GO	5.000%	3/15/46	3,330	3,384
[3]	Miami-Dade County School Board GO	5.000%	3/15/52	10,000	10,420
[4]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/49	16,960	16,179
[4]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	3.000%	10/1/50	65	48
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	5,850	5,890
[4]	Mid-Bay Bridge Authority Highway Revenue	4.000%	10/1/40	270	260
[8]	Okaloosa County School Board COP	5.000%	10/1/49	4,770	5,066
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/33	2,085	2,087
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/34	1,265	1,266
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	525	526
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	255	255
	Orange County School Board COP	5.000%	8/1/32	6,605	7,380
	Orange County School Board COP, Prere.	5.000%	8/1/25	1,935	1,955
	Orange County School Board COP, Prere.	5.000%	8/1/25	380	384
	Orange County School Board COP, Prere.	5.000%	8/1/26	5,040	5,195
	Orange County School Board COP, Prere.	5.000%	8/1/26	2,055	2,118
	Orlando FL Miscellaneous Revenue	5.000%	10/1/48	395	407
	Orlando FL Reclamation System Water Revenue	5.000%	10/1/49	2,500	2,678
	Orlando FL Reclamation System Water Revenue	5.000%	10/1/54	10,000	10,610
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/37	5,000	5,679
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/39	5,000	5,624
	Orlando Utilities Commission Electric Power & Light Revenue	2.375%	10/1/46	50	33
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	8,495	7,623
	Orlando Utilities Commission Water Revenue	5.000%	10/1/25	1,215	1,233
	Orlando Utilities Commission Water Revenue	5.000%	10/1/48	3,175	3,385
	Osceola County Expressway Authority Highway Revenue, Prere.	6.150%	10/1/31	590	696
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/34	465	312
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	1,350	824
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	1,095	1,156
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	970	562
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	620	340

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	375	195
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/43	1,205	495
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/44	2,315	894
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	2,945	3,054
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/45	1,535	560
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/46	2,600	895
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/47	4,000	1,301
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/48	2,750	844
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/49	4,250	1,221
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	2,800	2,877
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/50	2,000	544
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/52	7,475	1,818
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/54	2,800	608
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	8,800	7,998
	Palm Beach County School District COP	5.000%	8/1/26	1,250	1,290
	Palm Beach County School District COP	5.000%	8/1/26	535	540
	Palm Beach County School District COP	5.000%	8/1/27	3,020	3,046
	Palm Beach County School District COP	5.000%	8/1/28	3,545	3,796
	Palm Beach County School District COP	5.000%	8/1/34	5,085	5,498
	Palm Beach County School District COP	5.000%	8/1/40	3,000	3,261
[4]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/48	9,500	9,833
[4]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.750%	9/1/54	9,200	10,071
	Pasco County FL Water & Sewer Water Revenue	4.000%	10/1/44	4,255	4,105
	Pasco County School Board COP	5.000%	8/1/32	1,000	1,118
[3]	Port St. Lucie FL Special Assessment Revenue	3.000%	7/1/41	200	172
	Port St. Lucie FL Special Assessment Revenue	3.250%	7/1/45	355	293
	Sarasota Water FL Utility System Water Revenue	5.250%	10/1/47	5,500	5,937
	Sarasota Water FL Utility System Water Revenue	5.250%	10/1/52	5,000	5,369
	Seminole County FL Special Obligation Revenue	5.000%	10/1/52	7,500	7,861
	South Florida Water Management District COP	5.000%	10/1/33	2,340	2,389
	South Florida Water Management District COP	5.000%	10/1/35	1,720	1,754
	St. Johns County FL Water & Sewer Water Revenue	5.000%	6/1/52	7,500	7,941
[4]	St. Johns County School Board COP	5.500%	7/1/49	2,000	2,187
[4]	St. Lucie County School Board (Master Lease Program) COP	5.000%	7/1/48	7,500	7,863
[4]	St. Lucie County School Board (Master Lease Program) COP	5.250%	7/1/53	7,500	7,979
	St. Lucie FL Miscellaneous Revenue	5.000%	10/1/34	1,140	1,188
	Tampa Bay Water Revenue	4.000%	10/1/30	5,000	5,019
	Tampa Bay Water Revenue	4.000%	10/1/31	10,000	10,035
	Tampa Bay Water Revenue	5.250%	10/1/47	11,500	12,484
	Tampa Bay Water Revenue	5.250%	10/1/54	1,000	1,084
	Tampa FL Appropriations Revenue	2.000%	10/1/41	1,375	954
	Tampa FL Appropriations Revenue	2.250%	10/1/51	5,000	3,053
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	4,000	1,501
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	635	657
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/46	3,370	3,571
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/52	5,055	5,389
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/54	14,290	14,937
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/54	6,275	6,735
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	17,350	16,703
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/47	8,615	8,700
[3]	University of Florida Department of Housing & Residence Education Housing System Local or Guaranteed Housing Revenue	3.000%	7/1/51	20	15
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/30	1,000	1,002
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/31	520	521
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	5.000%	10/15/49	3,440	3,504
[3]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/46	4,020	4,199
[3]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/52	7,500	7,781
					1,289,925
Georgia (1.4%)
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/44	50	50
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/35	3,030	3,244
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/37	15,000	15,980
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	2,260	2,400
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	1,000	1,054
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,720	1,736
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	1,765	1,819
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/27	270	284
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	1,265	1,353
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	2,545	2,810

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/52	8,000	7,567
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/54	6,600	7,015
	Atlanta GA GO	5.000%	12/1/41	1,020	1,117
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/26	795	799
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/27	520	522
[4]	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/27	205	213
[6]	Atlanta GA Water & Wastewater Water Revenue	5.500%	11/1/27	1,080	1,128
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/29	330	331
[3]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/30	5,000	5,548
[4]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/30	2,050	2,359
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/31	45	45
[3]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/31	5,000	5,618
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/32	1,395	1,400
[3]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/32	3,250	3,691
[3]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/34	2,000	2,314
[3]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/35	5,000	5,750
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/40	10,575	10,605
[3]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/41	1,235	1,371
	Atlanta GA Water & Wastewater Water Revenue	3.500%	11/1/43	130	116
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	2,470	2,484
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	305	307
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	10,030	10,087
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	40	40
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/27	285	302
[4]	Augusta GA Water & Sewer Water Revenue	3.500%	10/1/42	675	598
[4]	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/32	3,055	3,159
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/39	65	72
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/40	3,140	3,451
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/41	65	71
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/52	4,500	4,749
	Fulton County GA Water & Sewerage Water Revenue	2.250%	1/1/43	525	370
	Fulton County GA Water & Sewerage Water Revenue	2.375%	1/1/44	225	159
	Fulton County GA Water & Sewerage Water Revenue	3.000%	1/1/45	45	36
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project), Prere.	5.500%	2/15/25	13,000	13,012
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project), Prere.	5.250%	2/15/25	5,500	5,504
	Georgia GO	5.000%	2/1/25	2,350	2,350
	Georgia GO	5.000%	2/1/25	1,290	1,290
	Georgia GO	5.000%	2/1/25	2,230	2,230
	Georgia GO	4.000%	7/1/25	2,135	2,147
	Georgia GO	4.000%	7/1/25	35	35
	Georgia GO	5.000%	7/1/25	2,000	2,019
	Georgia GO	5.000%	8/1/25	220	223
	Georgia GO	5.000%	12/1/25	685	698
	Georgia GO	5.000%	7/1/26	55	57
	Georgia GO	5.000%	7/1/26	6,075	6,273
	Georgia GO	5.000%	7/1/26	100	103
	Georgia GO	5.000%	12/1/26	360	375
	Georgia GO	3.000%	1/1/27	10	10
	Georgia GO	4.000%	1/1/27	75	77
	Georgia GO	5.000%	1/1/27	290	303
	Georgia GO	5.000%	2/1/27	5,065	5,178
	Georgia GO	5.000%	2/1/27	2,825	2,830
	Georgia GO	4.000%	7/1/27	15,415	15,887
	Georgia GO	5.000%	7/1/27	2,145	2,261
	Georgia GO	5.000%	7/1/27	6,415	6,762
	Georgia GO	5.000%	7/1/27	730	761
	Georgia GO	5.000%	1/1/28	2,000	2,082
	Georgia GO	5.000%	2/1/28	160	164
	Georgia GO	5.000%	2/1/28	5,285	5,512
	Georgia GO	4.000%	7/1/28	495	515
	Georgia GO	5.000%	7/1/28	1,770	1,902
	Georgia GO	5.000%	7/1/28	280	301
	Georgia GO	5.000%	8/1/28	6,010	6,465
	Georgia GO	4.000%	1/1/29	2,415	2,460
	Georgia GO	3.000%	2/1/29	635	632
	Georgia GO	5.000%	2/1/29	470	479
	Georgia GO	5.000%	2/1/29	2,375	2,475
	Georgia GO	5.000%	7/1/29	1,525	1,635

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia GO	5.000%	7/1/29	8,500	9,295
	Georgia GO	5.000%	8/1/29	3,870	4,238
	Georgia GO	3.000%	2/1/30	505	501
	Georgia GO	5.000%	2/1/30	10,030	10,230
	Georgia GO	5.000%	2/1/30	570	594
	Georgia GO	5.000%	7/1/30	2,065	2,168
	Georgia GO	5.000%	7/1/30	180	200
	Georgia GO	5.000%	7/1/30	505	540
	Georgia GO	5.000%	8/1/30	1,295	1,442
	Georgia GO	5.000%	2/1/31	5,185	5,399
	Georgia GO	5.000%	7/1/31	2,000	2,174
	Georgia GO	5.000%	7/1/31	4,800	5,418
	Georgia GO	5.000%	7/1/31	100	107
	Georgia GO	5.000%	7/1/31	250	282
	Georgia GO	5.000%	7/1/32	4,760	5,060
	Georgia GO	5.000%	7/1/32	2,430	2,734
	Georgia GO	5.000%	7/1/32	2,795	3,194
	Georgia GO	3.000%	7/1/33	170	164
	Georgia GO	5.000%	7/1/33	1,660	1,861
	Georgia GO	5.000%	7/1/33	2,270	2,584
	Georgia GO	5.000%	8/1/33	9,275	10,235
	Georgia GO	3.000%	2/1/34	430	410
	Georgia GO	5.000%	7/1/34	300	340
	Georgia GO	4.000%	8/1/34	1,115	1,170
	Georgia GO	4.000%	7/1/35	9,095	9,294
	Georgia GO	4.000%	8/1/35	580	606
	Georgia GO	4.000%	2/1/36	5,000	5,057
	Georgia GO	4.000%	7/1/36	1,645	1,680
	Georgia GO	5.000%	7/1/36	65	73
	Georgia GO	3.000%	2/1/37	25	23
	Georgia GO	3.250%	7/1/37	360	344
[6]	Georgia Local Government COP	4.750%	6/1/28	83	84
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	565	593
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,435	2,431
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,395	2,310
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	600	602
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/26	1,185	1,206
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	500	523
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/44	2,710	2,640
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/48	5,850	5,900
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	6,590	6,713
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/55	2,500	2,596
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/56	1,000	1,013
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/59	8,000	7,115
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	3,790	3,799
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	5,230	5,297
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	3,000	3,035
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.500%	7/1/63	11,445	11,040
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/63	10,405	11,021
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/64	4,230	4,392
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/64	3,780	3,967
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	4,110	4,207
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/29	1,000	1,023
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/34	180	198
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/36	7,335	8,209
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.250%	1/1/49	6,750	7,230
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/51	4,500	4,151
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/51	10	9
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,280	1,382
	Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/43	140	154
	Georgia Ports Authority Port, Airport & Marina Revenue	3.000%	7/1/46	4,565	3,592
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/47	4,150	4,042
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/47	580	615
	Georgia Ports Authority Port, Airport & Marina Revenue	2.625%	7/1/51	4,850	3,298
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/51	5,705	5,541
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	1,000	1,007
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	1,290	1,329
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	370	389
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	1,570	1,680
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	13,025	14,177

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/30	3,945	4,358
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/32	330	362
Gwinnett County School District GO	5.000%	8/1/25	1,665	1,682
Gwinnett County School District GO	5.000%	8/1/26	5,215	5,376
Gwinnett County School District GO	5.000%	2/1/31	1,105	1,115
Gwinnett County School District GO	4.000%	2/1/33	4,845	4,850
Gwinnett County School District GO	5.000%	2/1/38	135	143
Gwinnett County School District GO	5.000%	2/1/40	50	53
Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/43	1,000	681
Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/44	1,000	665
Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/45	1,000	651
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/25	1,685	1,694
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/37	1,305	1,227
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.500%	7/1/38	235	227
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/39	3,830	3,495
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/47	500	389
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/26	1,330	1,371
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/26	100	103
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/26	1,200	1,237
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/26	640	659
Paulding County GA Water & Sewerage Water Revenue	3.000%	12/1/48	120	92
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	280	284
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	2,560	2,795
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	16,900	18,734
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	15,650	17,962
Private Colleges & Universities Authority College & University Revenue	4.000%	10/1/38	4,205	4,206
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/38	2,420	2,471
Private Colleges & Universities Authority College & University Revenue	3.000%	10/1/43	100	82
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/43	14,065	14,095
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/46	2,330	2,369
Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/44	2,890	2,757
Rockdale County Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	1/1/49	3,000	3,206
Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (Sandy Springs City Center Project), Prere.	4.000%	5/1/26	475	482
				534,931
Hawaii (0.5%)
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/34	75	81
Hawaii GO	5.000%	8/1/25	770	771
Hawaii GO	5.000%	10/1/25	575	584
Hawaii GO	5.000%	8/1/26	1,420	1,422
Hawaii GO	5.000%	10/1/26	2,210	2,242
Hawaii GO	5.000%	4/1/27	1,315	1,349
Hawaii GO	5.000%	5/1/27	645	677
Hawaii GO	5.000%	8/1/27	4,200	4,207
Hawaii GO	5.000%	10/1/27	2,365	2,449
Hawaii GO	5.000%	10/1/27	330	342
Hawaii GO	5.000%	1/1/28	935	994
Hawaii GO	4.000%	4/1/28	585	592
Hawaii GO	5.000%	5/1/28	11,665	12,222
Hawaii GO	5.000%	8/1/28	70	70
Hawaii GO	5.000%	10/1/28	270	279
Hawaii GO	5.000%	10/1/28	360	373
Hawaii GO	5.000%	1/1/29	705	746
Hawaii GO	5.000%	8/1/29	900	901
Hawaii GO	5.000%	10/1/29	145	150
Hawaii GO	5.000%	1/1/30	1,020	1,079
Hawaii GO	5.000%	8/1/30	3,375	3,382
Hawaii GO	5.000%	10/1/30	3,425	3,606
Hawaii GO	4.000%	4/1/31	1,200	1,212
Hawaii GO	4.000%	5/1/31	7,910	8,085
Hawaii GO	4.000%	10/1/31	1,700	1,721
Hawaii GO	5.000%	10/1/31	2,145	2,255
Hawaii GO	5.000%	1/1/32	320	343
Hawaii GO	3.000%	4/1/32	1,285	1,230
Hawaii GO	4.000%	5/1/32	9,200	9,392
Hawaii GO	4.000%	8/1/32	8,190	8,192
Hawaii GO	4.000%	1/1/34	2,675	2,728
Hawaii GO	5.000%	5/1/34	1,070	1,114
Hawaii GO	4.000%	10/1/34	2,510	2,517

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hawaii GO	4.000%	10/1/34	8,830	8,895
	Hawaii GO	3.250%	1/1/35	365	355
	Hawaii GO	3.000%	4/1/35	275	255
	Hawaii GO	5.000%	1/1/36	95	99
	Hawaii GO	3.000%	4/1/36	295	271
	Hawaii GO	4.000%	5/1/36	25	25
	Hawaii GO	4.000%	10/1/36	15	15
	Hawaii GO	5.000%	1/1/38	405	421
	Hawaii GO, Prere.	5.000%	10/1/25	10,000	10,147
	Honolulu HI City & County GO	5.000%	10/1/37	750	758
	Honolulu HI City & County GO	3.000%	8/1/41	945	801
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/26	3,495	3,580
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/26	895	917
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	1,580	1,654
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/27	1,060	1,120
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/28	11,380	12,131
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/28	745	794
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/28	1,655	1,780
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/29	615	666
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/30	5,185	5,707
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/30	635	699
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/30	1,780	1,903
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/31	1,675	1,840
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/31	435	440
[9]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/32	3,500	3,924
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/33	625	630
[9]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/33	2,430	2,750
[9]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/35	2,220	2,549
[9]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/36	1,000	1,143
[9]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/37	1,250	1,422
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/38	1,190	1,199
[9]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/38	1,985	2,243
	Honolulu HI City & County Wastewater System Sewer Revenue	3.000%	7/1/41	25	21
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/42	7,950	7,911
	Honolulu HI City & County Wastewater System Sewer Revenue	3.000%	7/1/46	20	15
	Honolulu HI City & County Wastewater System Sewer Revenue	4.125%	7/1/47	75	74
	Honolulu HI City & County Wastewater System Sewer Revenue	5.250%	7/1/53	2,650	2,868
	Honolulu HI City & County Wastewater System Sewer Revenue	5.250%	7/1/54	9,415	10,274
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	1,900	1,917
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	4,365	4,405
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	19,305	19,482
					195,407
Idaho (0.1%)
[10]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Lukes's Health System Project) VRDO	1.650%	2/3/25	10,210	10,210
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/29	385	419
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/39	665	666
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	3,555	3,667
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/48	2,500	2,687
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/47	8,830	9,417
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/29	1,500	1,634
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/30	4,000	4,430
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/32	9,000	10,223
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/33	6,500	7,463
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/34	2,250	2,606
	Idaho State Building Authority Lease (Appropriation) Revenue (St. Office Campus Project), Prere.	4.000%	9/1/27	1,085	1,117
					54,539
Illinois (5.7%)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/33	200	207
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/34	2,100	2,173
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/35	850	878
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.100%	4/1/36	10,700	11,138
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/45	3,260	3,347
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.000%	4/1/46	7,815	8,031
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/48	10,755	11,536
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/35	2,000	2,024
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/42	2,000	2,015
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/46	1,000	1,002
[4]	Chicago Board of Education GO	5.000%	12/1/29	2,000	2,087

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Board of Education GO	5.000%	12/1/30	5,000	5,077
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,855	1,932
	Chicago IL GO	5.000%	1/1/27	640	647
	Chicago IL GO	5.000%	1/1/28	755	780
	Chicago IL GO	0.000%	1/1/29	445	383
	Chicago IL GO	5.000%	1/1/31	270	279
	Chicago IL GO	5.000%	1/1/31	4,750	5,024
	Chicago IL GO	5.000%	1/1/32	3,250	3,400
	Chicago IL GO	5.000%	1/1/33	10,320	10,763
[6]	Chicago IL GO	0.000%	1/1/34	10,425	7,244
	Chicago IL GO	5.000%	1/1/34	10,235	10,644
	Chicago IL GO	5.000%	1/1/34	1,075	1,128
	Chicago IL GO	5.000%	1/1/34	7,205	7,708
	Chicago IL GO	4.000%	1/1/35	9,000	8,797
	Chicago IL GO	4.000%	1/1/35	1,000	977
	Chicago IL GO	5.000%	1/1/35	1,085	1,133
	Chicago IL GO	5.500%	1/1/35	3,540	3,698
	Chicago IL GO	4.000%	1/1/36	1,000	962
	Chicago IL GO	4.000%	1/1/37	4,050	3,862
	Chicago IL GO	5.000%	1/1/38	1,450	1,452
	Chicago IL GO	5.250%	1/1/38	4,250	4,457
	Chicago IL GO	5.000%	1/1/39	5,000	5,077
	Chicago IL GO	5.500%	1/1/39	3,825	4,053
	Chicago IL GO	5.000%	1/1/40	3,500	3,545
	Chicago IL GO	5.500%	1/1/40	1,000	1,055
	Chicago IL GO	5.500%	1/1/41	1,000	1,039
	Chicago IL GO	5.000%	1/1/43	4,600	4,653
	Chicago IL GO	5.500%	1/1/43	1,200	1,241
	Chicago IL GO	5.000%	1/1/44	17,290	17,387
	Chicago IL GO	5.000%	1/1/44	10,230	10,307
	Chicago IL GO	5.000%	1/1/45	4,250	4,266
	Chicago IL GO	5.250%	1/1/45	6,600	6,731
	Chicago IL GO	5.500%	1/1/49	21,505	21,908
	Chicago IL GO, ETM	5.000%	1/1/26	610	622
	Chicago IL GO, ETM	5.000%	1/1/27	750	767
[6]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/28	580	527
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	1,030	1,122
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/31	1,000	1,103
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/32	2,285	2,542
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/33	2,000	2,244
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	3,815	4,303
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/35	3,000	3,384
[4]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,750	2,812
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/47	2,000	2,025
[4]	Chicago IL Wastewater Transmission Sewer Revenue	4.000%	1/1/52	150	141
[4]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/53	5,000	5,319
[4]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/58	5,000	5,307
[4]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/62	5,000	5,453
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	2,385	2,461
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	860	887
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	360	370
[4]	Chicago IL Waterworks Water Revenue	5.000%	11/1/32	2,645	2,932
[4]	Chicago IL Waterworks Water Revenue	5.000%	11/1/37	1,000	1,032
	Chicago IL Waterworks Water Revenue	5.000%	11/1/37	4,840	5,393
[4]	Chicago IL Waterworks Water Revenue	5.000%	11/1/39	1,070	1,153
[4]	Chicago IL Waterworks Water Revenue	4.000%	11/1/40	2,100	2,049
[4]	Chicago IL Waterworks Water Revenue	5.250%	11/1/48	715	767
[4]	Chicago IL Waterworks Water Revenue	5.250%	11/1/53	3,205	3,406
[4]	Chicago IL Waterworks Water Revenue	5.500%	11/1/62	10,925	11,771
[3]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	2,420	2,468
[3]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,015	5,634
[3]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	5,130	5,743
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	390	393
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	7,840	7,882
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	2,990	3,045
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	8,790	8,953
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	8,840	9,179
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	7,795	8,236
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	580	603
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	770	783

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	6,845	7,348
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,460	1,483
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	11,800	12,832
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	9,750	10,744
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	1,545	1,568
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	12,750	14,200
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	320	329
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	715	725
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	5,615	5,692
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	5,000	5,628
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	1,015	1,044
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	1,045	1,059
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	645	653
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	265	286
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	3,000	3,406
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,575	5,676
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	155	159
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	270	273
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	485	491
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	1,080	1,161
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	13,750	13,934
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	1,020	1,047
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,515	2,579
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	285	300
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,810	3,854
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/37	570	587
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	1,330	1,362
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	545	573
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	320	323
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	1,250	1,278
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	1,990	2,083
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	135	136
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	1,025	1,048
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/44	16,180	15,511
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/47	375	364
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/47	7,445	7,537
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/48	3,000	3,172
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	10,130	10,227
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/53	370	349
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	11,785	12,020
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/53	10,750	11,543
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.500%	1/1/56	7,000	6,929
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/56	10,000	10,480
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/59	8,500	9,260
[3]	Chicago Park District GO	4.000%	1/1/41	1,000	970
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	5,925	6,284
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/41	2,500	2,722
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/43	5,000	5,373
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/45	2,285	2,334
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/46	7,480	7,521
[3]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/46	280	292
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/49	515	473
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/49	14,015	14,758
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/50	2,835	2,590
[4]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/51	590	597
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/52	5,075	5,233
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/55	13,500	12,049
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/55	1,395	1,415
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/57	6,000	6,174
[3]	Cook County Community College District No. 508 GO	5.000%	12/1/47	3,445	3,486
	Cook County IL GO	4.000%	11/15/25	585	590
	Cook County IL GO	5.000%	11/15/25	2,240	2,275
	Cook County IL GO	4.000%	11/15/26	2,735	2,784
[4]	Cook County IL GO	5.000%	11/15/26	2,215	2,294
	Cook County IL GO	5.000%	11/15/26	3,480	3,602
	Cook County IL GO	4.000%	11/15/27	4,635	4,744
	Cook County IL GO	5.000%	11/15/28	4,600	4,920
	Cook County IL GO	5.000%	11/15/29	1,220	1,324
	Cook County IL GO	5.000%	11/15/30	1,130	1,169
	Cook County IL GO	5.000%	11/15/31	735	760

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cook County IL GO	5.000%	11/15/31	4,065	4,455
	Cook County IL GO	5.000%	11/15/32	5,780	6,311
	Cook County IL GO	5.000%	11/15/33	3,970	4,326
	Cook County IL Sales Tax Revenue	4.000%	11/15/39	8,575	8,527
	Cook County IL Sales Tax Revenue	4.000%	11/15/40	9,905	9,735
	Cook County IL Sales Tax Revenue	4.000%	11/15/41	3,100	3,044
	Cook County IL Sales Tax Revenue	5.000%	11/15/42	4,250	4,513
	Cook County IL Sales Tax Revenue	5.250%	11/15/45	3,190	3,403
	Evanston IL GO	3.500%	12/1/38	645	625
[3]	Evanston IL GO	3.500%	12/1/39	755	729
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/30	8,565	9,192
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/35	4,250	4,268
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/40	4,000	3,853
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/41	2,730	2,606
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/43	2,515	2,360
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/44	2,060	1,924
	Illinois Development Finance Authority Local or Guaranteed Housing Revenue, ETM	0.000%	7/15/25	350	345
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	9,790	9,929
	Illinois Finance Authority College & University Revenue	5.000%	4/1/31	5,525	6,140
	Illinois Finance Authority College & University Revenue	5.000%	4/1/32	10,915	12,255
	Illinois Finance Authority College & University Revenue	5.000%	4/1/34	13,475	15,410
	Illinois Finance Authority College & University Revenue	5.000%	4/1/35	7,585	8,640
	Illinois Finance Authority College & University Revenue	5.000%	10/1/35	545	630
	Illinois Finance Authority College & University Revenue	5.000%	4/1/36	5,000	5,672
	Illinois Finance Authority College & University Revenue	5.000%	10/1/37	1,350	1,564
	Illinois Finance Authority College & University Revenue	5.250%	4/1/38	2,955	3,374
	Illinois Finance Authority College & University Revenue	4.000%	10/1/38	2,000	1,994
	Illinois Finance Authority College & University Revenue	5.000%	10/1/38	1,310	1,520
	Illinois Finance Authority College & University Revenue	5.250%	4/1/39	1,675	1,903
	Illinois Finance Authority College & University Revenue	4.000%	10/1/40	1,000	945
	Illinois Finance Authority College & University Revenue	5.250%	5/15/48	2,040	2,183
	Illinois Finance Authority College & University Revenue	4.000%	4/1/50	3,825	3,581
	Illinois Finance Authority College & University Revenue	5.250%	5/15/54	5,075	5,388
	Illinois Finance Authority College & University Revenue, Prere.	5.000%	10/1/25	1,625	1,647
	Illinois Finance Authority Lease Revenue	4.000%	7/1/35	205	206
	Illinois Finance Authority Water Revenue	5.000%	7/1/32	3,350	3,458
	Illinois Finance Authority Water Revenue	5.000%	7/1/33	2,665	2,749
	Illinois Finance Authority Water Revenue	5.000%	7/1/34	470	484
	Illinois Finance Authority Water Revenue	5.000%	7/1/34	1,260	1,382
	Illinois Finance Authority Water Revenue	5.000%	7/1/35	195	201
	Illinois Finance Authority Water Revenue	4.000%	7/1/37	2,175	2,198
	Illinois GO	5.000%	2/1/25	1,100	1,100
	Illinois GO	5.000%	3/1/25	16,600	16,624
	Illinois GO	5.000%	3/1/25	100	100
	Illinois GO	5.000%	5/1/25	3,275	3,290
	Illinois GO	5.000%	7/1/25	4,530	4,566
	Illinois GO	5.000%	10/1/25	1,450	1,468
	Illinois GO	5.000%	10/1/25	175	177
	Illinois GO	5.000%	11/1/25	34,465	34,943
[3]	Illinois GO	5.000%	11/1/25	5,000	5,072
	Illinois GO	5.000%	2/1/26	1,330	1,354
	Illinois GO	5.000%	2/1/26	8,080	8,229
	Illinois GO	5.000%	3/1/26	6,745	6,879
	Illinois GO	5.000%	5/1/26	5,000	5,113
	Illinois GO	5.000%	7/1/26	1,130	1,159
	Illinois GO	5.000%	10/1/26	400	412
	Illinois GO	5.000%	10/1/26	1,105	1,138
	Illinois GO	3.250%	11/1/26	2,360	2,360
	Illinois GO	5.000%	11/1/26	1,490	1,536
	Illinois GO	5.000%	11/1/26	13,165	13,575
	Illinois GO	5.000%	1/1/27	640	650
	Illinois GO	5.000%	2/1/27	6,745	6,981
	Illinois GO	5.000%	2/1/27	4,415	4,569
	Illinois GO	5.000%	3/1/27	5,000	5,181
	Illinois GO	5.000%	3/1/27	6,125	6,347
	Illinois GO	5.000%	3/1/27	1,510	1,565
	Illinois GO	5.000%	7/1/27	1,050	1,093
	Illinois GO	5.000%	10/1/27	3,480	3,637
	Illinois GO	5.000%	11/1/27	31,185	32,628
	Illinois GO	5.000%	12/1/27	945	990

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	2/1/28	3,435	3,551
	Illinois GO	5.000%	2/1/28	3,335	3,501
	Illinois GO	5.000%	5/1/28	1,225	1,290
	Illinois GO	5.000%	5/1/28	5,050	5,320
	Illinois GO	5.000%	7/1/28	1,550	1,637
	Illinois GO	5.000%	10/1/28	15,425	16,339
	Illinois GO	5.000%	11/1/28	12,130	12,679
	Illinois GO	5.000%	12/1/28	1,800	1,911
	Illinois GO	5.000%	12/1/28	9,630	10,075
	Illinois GO	5.000%	2/1/29	2,300	2,376
	Illinois GO	5.000%	2/1/29	2,385	2,537
	Illinois GO	5.000%	3/1/29	3,810	4,057
	Illinois GO	5.000%	5/1/29	1,000	1,067
	Illinois GO	5.000%	5/1/29	3,500	3,735
	Illinois GO	5.000%	7/1/29	1,620	1,733
	Illinois GO	5.000%	10/1/29	7,600	8,043
	Illinois GO	5.000%	11/1/29	24,525	25,644
[4]	Illinois GO	4.000%	2/1/30	7,600	7,694
	Illinois GO	5.000%	2/1/30	3,000	3,233
	Illinois GO	5.000%	3/1/30	2,035	2,195
	Illinois GO	5.000%	5/1/30	1,115	1,205
	Illinois GO	5.500%	5/1/30	15,420	16,478
	Illinois GO	5.000%	7/1/30	1,290	1,397
	Illinois GO	5.000%	10/1/30	5,060	5,496
	Illinois GO	5.000%	10/1/30	4,860	5,140
	Illinois GO	5.250%	12/1/30	910	958
	Illinois GO	5.000%	2/1/31	2,500	2,726
	Illinois GO	5.000%	3/1/31	320	349
	Illinois GO	5.000%	3/1/31	650	709
	Illinois GO	5.000%	5/1/31	1,090	1,192
	Illinois GO	5.000%	7/1/31	2,820	3,088
	Illinois GO	5.000%	10/1/31	7,985	8,660
	Illinois GO	5.000%	2/1/32	2,475	2,726
	Illinois GO	5.000%	3/1/32	215	237
	Illinois GO	5.000%	5/1/32	1,100	1,214
	Illinois GO	5.000%	5/1/32	5,000	5,518
	Illinois GO	4.000%	10/1/32	7,625	7,757
	Illinois GO	5.000%	12/1/32	2,725	2,987
	Illinois GO	5.000%	2/1/33	5,000	5,550
	Illinois GO	5.000%	3/1/33	6,000	6,516
	Illinois GO	5.000%	3/1/33	30	33
	Illinois GO	5.000%	3/1/33	30	33
	Illinois GO	5.000%	5/1/33	9,450	10,370
	Illinois GO	5.000%	7/1/33	2,005	2,204
	Illinois GO	4.000%	10/1/33	2,990	3,032
	Illinois GO	4.000%	12/1/33	3,475	3,498
	Illinois GO	5.000%	2/1/34	5,795	6,477
	Illinois GO	5.000%	3/1/34	5,080	5,564
	Illinois GO	5.000%	5/1/34	3,680	4,036
	Illinois GO	5.000%	7/1/34	5,015	5,507
	Illinois GO	4.000%	10/1/34	460	465
	Illinois GO	5.000%	2/1/35	5,500	6,153
	Illinois GO	5.000%	3/1/35	4,215	4,553
	Illinois GO	5.000%	5/1/35	6,345	6,936
	Illinois GO	5.000%	7/1/35	5,000	5,472
	Illinois GO	5.000%	12/1/35	1,545	1,602
	Illinois GO	5.000%	2/1/36	5,865	6,533
	Illinois GO	5.000%	3/1/36	6,425	6,920
	Illinois GO	5.000%	5/1/36	1,000	1,089
	Illinois GO	5.000%	5/1/36	8,010	8,893
	Illinois GO	4.125%	10/1/36	2,085	2,097
	Illinois GO	5.000%	12/1/36	5,500	5,695
	Illinois GO	5.000%	2/1/37	5,000	5,548
	Illinois GO	5.000%	3/1/37	9,045	9,714
	Illinois GO	5.000%	5/1/37	1,660	1,802
	Illinois GO	4.000%	7/1/37	2,000	1,988
	Illinois GO	4.250%	12/1/37	4,190	4,202
	Illinois GO	5.000%	2/1/38	4,250	4,687
	Illinois GO	4.000%	3/1/38	3,000	2,966
	Illinois GO	5.250%	3/1/38	670	734

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois GO	5.250%	5/1/38	1,660	1,821
Illinois GO	4.000%	10/1/38	1,000	983
Illinois GO	5.000%	2/1/39	2,480	2,717
Illinois GO	4.000%	3/1/39	2,100	2,056
Illinois GO	5.000%	5/1/39	2,000	2,066
Illinois GO	5.000%	5/1/39	3,750	4,094
Illinois GO	5.250%	5/1/39	2,485	2,713
Illinois GO	5.500%	5/1/39	8,435	9,147
Illinois GO	5.000%	12/1/39	5,000	5,422
Illinois GO	4.000%	3/1/40	7,310	7,085
Illinois GO	5.000%	5/1/40	5,760	6,252
Illinois GO	5.250%	5/1/40	1,595	1,733
Illinois GO	4.000%	10/1/40	10,975	10,580
Illinois GO	3.000%	12/1/40	4,550	3,862
Illinois GO	4.250%	12/1/40	2,660	2,633
Illinois GO	5.000%	1/1/41	2,875	2,899
Illinois GO	4.000%	3/1/41	3,275	3,145
Illinois GO	5.000%	5/1/41	1,700	1,836
Illinois GO	5.250%	5/1/41	2,695	2,916
Illinois GO	4.000%	6/1/41	85	81
Illinois GO	5.250%	5/1/42	2,590	2,792
Illinois GO	5.250%	5/1/42	10,000	10,958
Illinois GO	4.000%	10/1/42	3,065	2,898
Illinois GO	5.000%	12/1/42	890	951
Illinois GO	5.250%	5/1/43	1,250	1,342
Illinois GO	5.250%	5/1/43	5,085	5,544
Illinois GO	5.125%	10/1/43	4,500	4,796
Illinois GO	5.000%	12/1/43	5,000	5,321
Illinois GO	5.250%	5/1/44	2,335	2,534
Illinois GO	5.250%	5/1/45	2,500	2,700
Illinois GO	5.750%	5/1/45	9,745	10,536
Illinois GO	4.250%	10/1/45	3,965	3,780
Illinois GO	5.500%	10/1/45	4,500	4,898
Illinois GO	5.000%	3/1/46	18,530	19,232
Illinois GO	5.250%	10/1/46	5,000	5,316
Illinois GO	5.500%	3/1/47	16,710	18,013
Illinois GO	5.250%	5/1/47	2,850	3,055
Illinois GO	5.500%	5/1/47	6,780	7,317
Illinois GO	5.250%	10/1/47	1,495	1,585
Illinois GO	4.500%	5/1/48	1,885	1,854
Illinois GO	5.250%	5/1/48	2,010	2,148
Illinois GO	5.250%	5/1/49	1,500	1,599
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/25	260	260
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/26	3,800	3,836
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/27	300	303
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	10,140	10,223
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/30	305	307
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/31	1,000	1,007
Illinois Municipal Electric Agency Electric Power & Light Revenue	4.000%	2/1/33	610	609
Illinois Municipal Electric Agency Electric Power & Light Revenue	4.000%	2/1/34	2,900	2,887
Illinois Sales Tax Revenue	5.000%	6/15/25	315	315
Illinois Sales Tax Revenue	5.000%	6/15/26	3,030	3,034
Illinois Sales Tax Revenue	5.000%	6/15/30	440	477
Illinois Sales Tax Revenue	5.000%	6/15/33	580	645
Illinois Sales Tax Revenue	5.000%	6/15/36	715	784
Illinois Sales Tax Revenue	5.000%	6/15/43	5,555	5,879
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	2,110	2,152
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	4,455	4,543
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	795	811
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,840	2,956
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	3,010	3,133
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,855	2,972
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	1,325	1,404
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	8,210	8,701
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	1,250	1,325
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	10,085	10,865
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	180	194
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	1,670	1,799
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	485	521
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	1,225	1,340

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	615	658
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	17,015	18,526
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	1,140	1,149
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	2,795	3,163
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	2,855	3,258
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	3,090	3,528
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	3,225	3,230
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,780	1,804
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,825	1,898
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	325	327
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	5,640	6,412
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	19,655	19,683
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	430	435
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	3,500	3,525
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	6,140	6,952
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	2,805	3,137
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	11,960	12,033
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	7,885	7,942
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	10,535	10,647
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	4,030	4,314
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	3,075	3,314
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	460	480
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/42	5,000	4,861
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	15,635	16,085
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	4,960	5,367
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/43	5,690	6,227
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/44	13,045	12,482
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	2,890	3,001
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	1,030	1,105
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/45	28,655	30,066
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/45	6,560	7,136
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/46	18,010	16,659
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/46	1,355	1,430
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	5,000	3,614
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	1,000	692
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	7,730	5,235
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/35	10,425	6,908
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	11,950	7,747
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	800	495
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	875	501
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	240	133
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	1,500	785
[4,6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	2,400	1,249
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/54	13,340	3,185
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	9,750	2,098
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/26	10,335	10,487
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/27	510	473
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/29	5,715	5,971
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/30	23,475	19,555
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/35	2,720	1,793
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/37	2,425	1,455
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/38	500	292
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/39	500	275
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/40	285	287
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/42	1,670	1,745
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/42	6,750	6,467
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/43	5,735	2,551
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/44	3,870	1,619
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/45	13,000	5,149
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/46	1,710	641
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/47	10,590	9,527
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	6/15/52	12,905	11,240
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/53	3,950	3,960
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/53	5,000	5,181
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/54	10,000	2,279
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/56	11,300	2,306
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/56	19,250	4,142
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/57	12,550	12,663
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue (MCCormick Place Expansion Project)	4.000%	6/15/50	12,760	11,228
[3]	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue (MCCormick Place Expansion Project)	4.000%	6/15/50	5,595	5,024

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue (MCCormick Place Expansion Project)	5.000%	6/15/50	23,600	24,129
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/50	4,705	1,331
[4]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/51	270	75
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	380	387
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	4,370	4,451
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/26	1,065	1,108
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	2,815	2,913
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,435	1,485
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	2,885	2,985
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	1,580	1,631
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	8,325	9,244
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	2,275	2,347
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	1,460	1,641
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/32	3,075	3,547
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/34	7,000	8,224
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/40	4,000	4,452
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/43	2,000	2,185
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/27	1,840	1,903
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	1,675	1,730
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	485	488
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	380	368
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	2,990	3,038
[7]	Public Building Commission of Chicago Transit Revenue	5.250%	3/1/33	315	355
[6]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/26	6,030	6,223
[6]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/30	1,950	2,188
[4]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/34	1,325	1,519
	Regional Transportation Authority Sales Tax Revenue	4.000%	6/1/45	10,000	9,254
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/26	1,165	1,186
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/30	4,045	4,370
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/31	12,355	13,496
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/32	3,500	3,857
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/33	15,000	16,664
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	1,735	1,766
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	820	863
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	1,000	1,067
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	11,900	12,857
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/32	2,185	2,415
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/33	4,455	4,966
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/34	2,100	2,332
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/34	2,820	3,132
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	7,500	8,469
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/36	7,000	7,888
[3]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	3,570	3,786
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	3,000	3,366
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/38	1,300	1,301
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/38	1,000	1,115
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/39	2,670	2,655
[3]	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/40	50	50
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/42	3,600	3,577
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/43	690	712
	Sales Tax Securitization Corp. Sales Tax Revenue	5.250%	1/1/43	570	594
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/44	540	561
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/48	19,495	17,834
	Sangamon County Water Reclamation District GO	5.000%	1/1/44	5,000	5,248
	Schaumburg IL GO	4.000%	12/1/41	425	419
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/29	2,500	2,504
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/33	1,800	1,803
[3]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/34	2,500	2,815
[3]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/35	2,500	2,812
[3]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/39	2,500	2,746
[4]	Springfield IL Electric Power & Light Revenue	4.000%	3/1/40	10,660	10,668
[3]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/40	2,000	2,181
[4]	University of Illinois College & University Revenue	4.000%	4/1/36	385	386
[4]	University of Illinois College & University Revenue	4.125%	4/1/48	5,000	4,781
[4]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/26	1,500	1,452
[3]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	390	312
	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/33	300	218
[6]	Will County Community Unit School District No. 365-U Valley View GO, ETM	0.000%	11/1/25	7,520	7,354

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Will County IL GO, Prere.	5.000%	11/15/25	2,000	2,034
					2,194,663
Indiana (0.6%)
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/44	9,450	10,149
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/30	1,135	1,173
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/30	700	724
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/31	750	772
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/31	500	514
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/32	1,860	1,905
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/33	1,700	1,736
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/34	2,690	2,738
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/36	100	102
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/40	2,010	2,140
	Hamilton County Public Building Corp. Lease (Abatement) Revenue	4.000%	1/10/50	5,000	4,641
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/29	7,500	8,059
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/31	1,220	1,345
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/33	3,000	3,332
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/34	3,000	3,115
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/35	3,190	3,517
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/36	15,105	15,513
	Indiana Finance Authority Lease Revenue	5.000%	12/1/25	1,510	1,538
	Indiana Finance Authority Lease Revenue	5.000%	2/1/26	310	317
	Indiana Finance Authority Lease Revenue	5.000%	6/1/27	10,675	11,089
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	1,425	1,480
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	2,880	3,086
	Indiana Finance Authority Lease Revenue	5.000%	6/1/29	3,050	3,325
	Indiana Finance Authority Lease Revenue	5.000%	2/1/37	5,290	5,615
	Indiana Finance Authority Lease Revenue	5.000%	2/1/38	115	122
	Indiana Finance Authority Lease Revenue	5.000%	2/1/39	250	263
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/32	45	45
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	175	176
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/34	300	303
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/35	5,110	5,151
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/37	400	403
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/53	2,500	2,521
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.125%	6/1/58	625	634
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.375%	6/1/64	2,070	2,119
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/34	1,940	2,144
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	4.000%	10/1/36	735	756
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/40	1,550	1,364
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/41	6,245	6,359
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	4.000%	10/1/42	70	64
	Indiana Finance Authority Water Revenue	5.000%	2/1/25	4,545	4,545
	Indiana Finance Authority Water Revenue	5.000%	2/1/27	455	470
	Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/30	1,255	1,325
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	745	763
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/36	295	301
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	7,670	7,825
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/42	130	129
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	8,770	8,933
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	1,005	1,031
[8]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/43	7,400	8,076
	Indiana University College & University Revenue	5.000%	6/1/34	5,000	5,781
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/30	1,110	1,183
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/33	80	84
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/34	1,230	1,296
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/37	4,850	4,962
[3]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/53	1,500	1,564
[3]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/58	1,000	1,040
[3]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.250%	3/1/67	2,000	2,114
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	4.000%	2/1/44	55	54
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/44	6,975	7,230
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	3.840%	2/1/54	2,000	1,818
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/54	3,665	3,752
[7]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	0.000%	2/1/25	5	5
[7]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	0.000%	2/1/28	15	14
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/35	4,100	4,485
[4]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/39	3,515	3,534
[4]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/41	15,265	15,084

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Pilot Infrastructure Project)	5.000%	1/1/40	5,085	5,254
	Indianapolis Local Public Improvement Bond Bank Tax Increment/Allocation Revenue	4.000%	2/1/47	14,500	13,565
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/40	700	603
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/41	2,000	1,701
	Tippecanoe County School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	2,060	2,195
[3]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/43	3,000	3,300
					224,365
Iowa (0.1%)
	Des Moines IA Stormwater Utility Special Assessment Revenue	3.250%	6/1/34	1,990	1,937
	Iowa Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/34	18,365	21,281
	Iowa Finance Authority Water Revenue	5.000%	8/1/27	920	970
	Iowa Finance Authority Water Revenue	5.000%	8/1/28	2,015	2,118
	Iowa Finance Authority Water Revenue	5.000%	8/1/29	1,020	1,070
	Iowa Finance Authority Water Revenue	5.000%	8/1/30	1,220	1,280
	Iowa Finance Authority Water Revenue	5.000%	8/1/34	2,500	2,661
	Iowa Finance Authority Water Revenue	5.000%	8/1/34	3,225	3,701
	Iowa Finance Authority Water Revenue	5.000%	8/1/36	3,100	3,530
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	2,930	2,584
	Iowa Special Obligation Revenue	4.000%	6/1/26	1,475	1,496
	Iowa Special Obligation Revenue	5.000%	6/1/27	260	267
	Iowa Special Obligation Revenue	5.000%	6/1/28	5,490	5,641
					48,536
Kansas (0.3%)
[4]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/42	2,845	3,012
[4]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/47	2,750	2,873
[4]	Ellis County Unified School District No. 489 Hays GO	4.000%	9/1/52	12,425	11,899
	Johnson County Unified School District No. 512 Shawnee Mission GO	3.000%	10/1/41	2,500	2,132
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	765	775
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	830	840
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	275	278
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	5,165	5,226
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	2,325	2,352
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	13,755	13,908
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	7,400	8,191
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/31	7,510	8,414
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/34	240	242
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/35	7,385	8,503
	Kansas Development Finance Authority College & University Revenue (Wichita State University Project)	2.000%	6/1/37	1,740	1,320
	Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/25	1,890	1,893
	Seward County Unified School District No. 480 Liberal GO, Prere.	5.000%	9/1/25	1,235	1,251
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	4.125%	9/1/26	1,270	1,297
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.250%	9/1/26	23,515	24,423
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.500%	9/1/26	1,150	1,199
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.250%	9/1/39	2,325	2,265
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/44	1,450	1,450
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/40	710	713
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/45	1,500	1,506
					105,962
Kentucky (0.3%)
	Fayette County School District Finance Corp. Lease Revenue	4.000%	5/1/38	2,895	2,898
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust)	5.000%	9/1/25	5,000	5,062
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust)	5.000%	9/1/26	4,010	4,145
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/33	175	177
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/36	260	260
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/37	260	257
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue	4.000%	9/1/48	4,560	4,220
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/48	2,000	2,024
[6]	Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/39	2,885	2,793
[6]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/42	315	316
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,500	1,564
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	1,100	1,133
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	3.000%	9/1/43	255	198
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.600%	7/1/39	2,455	2,837
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.750%	7/1/43	4,900	5,643
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/25	345	349
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/25	1,325	1,347
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/26	10,000	10,383
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	3,310	3,424
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/29	750	783

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/25	4,010	4,076
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/32	1,550	1,750
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/33	2,225	2,536
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/35	1,000	1,140
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/36	1,070	1,215
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/37	2,175	2,452
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/39	5,345	5,943
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/41	3,370	3,711
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/42	5,820	6,376
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/43	6,350	6,918
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/44	2,000	2,167
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/27	1,385	1,422
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	270	272
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/37	5,000	5,657
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/38	65	73
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/46	300	239
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/46	4,995	3,934
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.250%	5/15/46	105	88
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	2.375%	5/15/50	2,275	1,399
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/51	135	143
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/53	5,000	5,274
	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/41	595	514
[4]	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/46	1,300	1,049
	University of Kentucky College & University Revenue	4.000%	4/1/44	15	14
					108,175
Louisiana (0.6%)
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/40	2,520	2,469
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/45	315	302
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	6,075	5,447
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	4.000%	2/1/25	5,850	5,850
[4]	Jefferson Sales Tax District Sales Tax Revenue	4.000%	12/1/42	10,115	9,803
[4]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/42	6,620	6,741
[8]	Lafayette LA Utilities Electric Power & Light Revenue (Electric Projects)	5.000%	11/1/49	18,085	19,288
	Lafayette Parish School Board Sales Tax Revenue	4.000%	4/1/53	3,250	3,145
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.000%	5/1/25	26,015	26,090
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.500%	5/1/25	4,519	4,537
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/25	5,895	5,926
	Louisiana GO	5.000%	8/1/25	2,000	2,022
	Louisiana GO	5.000%	8/1/26	115	119
	Louisiana GO	5.000%	2/1/27	2,000	2,084
	Louisiana GO	5.000%	8/1/27	3,065	3,160
	Louisiana GO	5.000%	8/1/28	14,370	14,814
	Louisiana GO	5.000%	2/1/29	2,000	2,162
	Louisiana GO	5.000%	2/1/30	2,100	2,307
	Louisiana GO	5.000%	9/1/30	5,525	6,125
	Louisiana GO	5.000%	9/1/31	5,000	5,618
	Louisiana GO	5.000%	2/1/33	2,010	2,288
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	1,025	1,071
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/30	1,110	1,152
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/31	1,690	1,752
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/32	2,135	2,209
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/33	14,790	15,267
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/35	7,935	8,169
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/36	2,975	3,053
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/37	2,990	3,060
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Insurance Guaranty Association Project)	5.000%	8/15/29	1,015	1,057
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/50	3,285	3,047
	Louisiana Public Facilities Authority College & University Revenue (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project)	4.000%	1/1/56	5	4
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	4/1/45	3,150	3,274
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/48	730	769

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Public Facilities Authority College & University Revenue, Prere.	4.000%	4/1/30	525	546
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/48	6,435	6,717
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.250%	7/1/53	4,515	4,759
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/25	12,050	12,127
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/26	1,135	1,164
	New Orleans Aviation Board Port, Airport & Marina Revenue (North Terminal Project)	5.000%	1/1/48	1,740	1,757
	New Orleans LA GO	5.000%	12/1/40	3,645	3,872
	New Orleans LA GO	5.000%	12/1/46	14,530	15,063
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	4.000%	8/1/44	5,000	4,852
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	5.000%	8/1/48	5	5
	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/40	120	121
					225,164
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.250%	10/1/54	5,000	5,361
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/38	1,950	1,964
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/45	2,270	2,212
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/47	15,500	15,907
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/50	1,745	1,655
					27,099
Maryland (1.9%)
	Anne Arundel County MD GO	5.000%	4/1/35	900	1,026
	Anne Arundel County MD GO	5.000%	4/1/41	1,080	1,196
	Anne Arundel County MD GO	5.000%	10/1/41	1,000	1,059
	Anne Arundel County MD GO	5.000%	4/1/42	1,045	1,149
	Anne Arundel County MD GO	5.000%	10/1/42	2,195	2,414
	Baltimore County MD GO	3.000%	11/1/29	5,925	5,930
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/46	10,015	10,162
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/49	200	206
	Baltimore MD Water Revenue	5.000%	7/1/44	9,495	9,531
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/46	20,000	20,293
	Baltimore MD Water Revenue (Water Projects)	4.000%	7/1/49	1,750	1,658
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/50	2,400	2,493
	Calvert County MD GO	1.750%	7/1/34	800	654
	Calvert County MD GO	1.875%	7/1/35	1,000	812
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	55	56
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/25	15	15
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/25	325	325
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	690	716
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	870	902
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/26	300	300
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	2,520	2,663
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	1,960	2,030
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	1,360	1,439
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/27	1,510	1,510
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/27	135	135
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	4,900	5,164
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	7,795	8,227
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	3,275	3,380
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/28	1,480	1,460
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	1,075	1,130
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/29	770	794
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/29	11,805	12,937
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/29	9,585	9,591
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	1,990	2,088
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/30	2,540	2,482
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	12/15/30	1,305	1,273
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/31	1,420	1,383
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/31	460	510
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/31	130	127
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.250%	5/1/32	2,780	2,735
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/32	5,930	5,742
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	10/1/32	3,715	3,759
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/32	125	138
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/33	3,665	3,495
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.500%	10/1/33	1,325	1,313
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/33	105	115
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/34	3,325	3,140
[4]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (College Park Leonardtown Project)	5.000%	7/1/54	3,135	3,238

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (College Park Leonardtown Project)	5.125%	7/1/59	3,140	3,268
[4]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (College Park Leonardtown Project)	5.250%	7/1/64	3,750	3,923
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	5.750%	7/1/53	1,000	1,077
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	6.000%	7/1/58	1,500	1,634
	Maryland GO	5.000%	3/15/25	1,770	1,775
	Maryland GO	5.000%	3/15/25	405	406
	Maryland GO	5.000%	3/15/25	55	55
	Maryland GO	4.000%	6/1/25	5,455	5,458
	Maryland GO	5.000%	8/1/25	20,800	21,037
	Maryland GO	5.000%	8/1/25	200	202
	Maryland GO	5.000%	8/1/25	3,045	3,080
	Maryland GO	5.000%	3/15/26	1,745	1,789
	Maryland GO	5.000%	3/15/26	4,400	4,512
	Maryland GO	5.000%	3/15/26	2,155	2,210
	Maryland GO	5.000%	6/1/26	1,425	1,429
	Maryland GO	3.000%	8/1/26	5,235	5,241
	Maryland GO	4.000%	8/1/26	1,295	1,295
	Maryland GO	4.000%	8/1/26	1,515	1,544
	Maryland GO	5.000%	8/1/26	10,415	10,769
	Maryland GO	5.000%	8/1/26	6,025	6,230
	Maryland GO	5.000%	8/1/26	300	310
	Maryland GO	5.000%	8/1/26	1,660	1,716
	Maryland GO	5.000%	3/15/27	170	178
	Maryland GO	5.000%	3/15/27	2,455	2,572
	Maryland GO	4.000%	6/1/27	6,210	6,212
	Maryland GO	3.000%	8/1/27	145	145
	Maryland GO	4.000%	8/1/27	1,110	1,110
	Maryland GO	5.000%	8/1/27	3,700	3,906
	Maryland GO	5.000%	8/1/27	5,560	5,869
	Maryland GO	5.000%	8/1/27	2,295	2,422
	Maryland GO	5.000%	8/1/27	50	53
	Maryland GO	5.000%	8/1/27	1,825	1,926
	Maryland GO	4.000%	3/1/28	3,030	3,142
	Maryland GO	5.000%	3/15/28	2,990	3,125
	Maryland GO	5.000%	3/15/28	5,225	5,582
	Maryland GO	4.000%	8/1/28	50	52
	Maryland GO	5.000%	8/1/28	5,605	6,029
	Maryland GO	5.000%	8/1/28	9,520	10,240
	Maryland GO	5.000%	8/1/28	6,210	6,680
	Maryland GO	5.000%	8/1/28	4,725	5,083
	Maryland GO	5.000%	3/1/29	125	136
	Maryland GO	5.000%	3/15/29	465	495
	Maryland GO	5.000%	3/15/29	300	313
	Maryland GO	5.000%	3/15/29	2,800	3,045
	Maryland GO	5.000%	3/15/29	190	207
	Maryland GO	5.000%	6/1/29	13,620	14,866
	Maryland GO	4.000%	8/1/29	4,000	4,200
	Maryland GO	5.000%	8/1/29	2,140	2,343
	Maryland GO	5.000%	8/1/29	13,475	14,751
	Maryland GO	5.000%	8/1/29	325	348
	Maryland GO	5.000%	8/1/29	28,100	30,762
	Maryland GO	3.000%	3/1/30	3,225	3,179
	Maryland GO	4.000%	3/15/30	675	687
	Maryland GO	5.000%	3/15/30	1,645	1,783
	Maryland GO	5.000%	3/15/30	1,360	1,505
	Maryland GO	5.000%	3/15/30	75	83
	Maryland GO	4.000%	6/1/30	20,210	20,214
	Maryland GO	5.000%	6/1/30	710	788
	Maryland GO	5.000%	6/1/30	16,000	17,762
	Maryland GO	3.250%	8/1/30	105	105
	Maryland GO	5.000%	8/1/30	1,210	1,320
	Maryland GO	5.000%	8/1/30	3,925	4,369
	Maryland GO	5.000%	8/1/30	2,985	3,323
	Maryland GO	5.000%	3/1/31	4,270	4,796
	Maryland GO	5.000%	3/15/31	2,895	3,131
	Maryland GO	5.000%	3/15/31	650	715

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland GO	5.000%	3/15/31	15,370	17,272
Maryland GO	3.000%	6/1/31	45	44
Maryland GO	5.000%	6/1/31	9,985	11,252
Maryland GO	3.000%	8/1/31	15	15
Maryland GO	5.000%	8/1/31	2,490	2,708
Maryland GO	5.000%	8/1/31	810	896
Maryland GO	5.000%	3/1/32	870	972
Maryland GO	3.250%	3/15/32	20	20
Maryland GO	5.000%	3/15/32	150	165
Maryland GO	5.000%	3/15/32	8,000	9,104
Maryland GO	5.000%	3/15/32	200	216
Maryland GO	5.000%	6/1/32	470	536
Maryland GO	5.000%	6/1/32	21,305	24,307
Maryland GO	2.000%	8/1/32	25	22
Maryland GO	4.000%	8/1/32	7,000	7,169
Maryland GO	5.000%	8/1/32	1,325	1,461
Maryland GO	5.000%	3/1/33	385	429
Maryland GO	3.125%	3/15/33	1,055	1,031
Maryland GO	4.000%	3/15/33	70	72
Maryland GO	5.000%	3/15/33	305	334
Maryland GO	5.000%	6/1/33	4,145	4,702
Maryland GO	5.000%	6/1/33	13,200	15,229
Maryland GO	4.000%	8/1/33	255	260
Maryland GO	5.000%	8/1/33	480	528
Maryland GO	5.000%	3/1/34	25	28
Maryland GO	5.000%	3/15/34	1,025	1,173
Maryland GO	5.000%	6/1/34	19,665	22,223
Maryland GO	5.000%	8/1/34	1,000	1,095
Maryland GO	5.000%	3/1/35	915	1,012
Maryland GO	5.000%	3/15/35	120	137
Maryland GO	5.000%	6/1/35	1,000	1,126
Maryland GO	5.000%	6/1/35	12,695	14,734
Maryland GO	5.000%	3/1/36	3,740	4,123
Maryland GO	5.000%	6/1/36	8,615	9,664
Maryland GO	5.000%	6/1/36	34,195	39,518
Maryland GO	5.000%	6/1/37	920	1,058
Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/38	5,000	5,002
Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/47	12,875	12,343
Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/51	18,365	5,140
Maryland Stadium Authority Appropriations Revenue	2.750%	6/1/51	5,540	3,882
Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/52	1,365	363
Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/53	970	245
Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/54	2,715	2,859
Maryland Stadium Authority Lottery Revenue	5.000%	5/1/47	7,200	7,373
Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/42	1,070	1,104
Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/50	9,500	10,392
Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program), Prere.	5.000%	5/1/26	3,075	3,160
Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/28	915	974
Maryland State Transportation Authority Highway Revenue	2.500%	7/1/47	8,170	5,657
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/47	20	16
Maryland State Transportation Authority Highway Revenue	5.000%	7/1/51	10,530	11,071
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/41	4,000	4,437
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/42	5,000	5,521
Maryland Water Infrastructure Financing Administration Bay Restoration Fund Sewer Revenue	2.800%	3/1/26	1,660	1,646
Montgomery County MD GO	5.000%	10/1/25	4,825	4,898
Montgomery County MD GO	5.000%	10/1/27	3,105	3,288
Montgomery County MD GO	5.000%	12/1/33	10,725	12,438
Montgomery County MD GO	3.000%	11/1/38	10,000	8,965
Prince George's County MD GO	5.000%	7/15/27	850	896
Prince George's County MD GO	5.000%	7/15/28	950	1,021
Prince George's County MD GO	3.000%	9/15/28	50	50
Prince George's County MD GO	3.000%	9/15/29	425	422
Prince George's County MD GO	4.000%	7/15/30	3,000	3,086
Prince George's County MD GO	5.000%	7/15/31	180	192
Prince George's County MD GO	3.000%	7/15/35	1,620	1,519
Prince George's County MD GO	3.000%	7/15/36	1,980	1,835
Prince George's County MD GO	5.000%	7/15/36	1,725	1,825

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prince George's County MD GO	5.000%	7/1/38	4,280	4,747
	Washington Suburban Sanitary Commission Water Revenue	3.000%	6/15/36	205	191
	Washington Suburban Sanitary Commission Water Revenue	3.125%	6/15/37	105	98
					742,698
Massachusetts (4.4%)
	Andover MA GO	2.000%	9/15/38	1,095	851
	Attleboro MA GO	2.625%	10/15/50	3,330	2,309
	Braintree MA GO	2.125%	10/15/37	2,205	1,758
	Braintree MA GO	2.125%	10/15/38	2,250	1,756
	Braintree MA GO	2.125%	10/15/39	2,300	1,752
	Braintree MA GO	2.125%	10/15/40	2,350	1,758
	Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Government Fund/Grant Revenue	5.000%	6/15/26	1,305	1,315
	Commonwealth of Massachusetts GO	5.000%	7/1/25	13,770	13,900
	Commonwealth of Massachusetts GO	5.000%	7/1/25	3,835	3,871
	Commonwealth of Massachusetts GO	5.000%	7/1/25	4,175	4,214
	Commonwealth of Massachusetts GO	5.000%	8/1/25	3,315	3,353
	Commonwealth of Massachusetts GO	5.000%	9/1/25	1,565	1,586
	Commonwealth of Massachusetts GO	5.000%	9/1/25	1,690	1,712
[4]	Commonwealth of Massachusetts GO	5.250%	9/1/25	1,850	1,878
	Commonwealth of Massachusetts GO	5.000%	10/1/25	265	269
[7]	Commonwealth of Massachusetts GO	5.000%	11/1/25	340	346
	Commonwealth of Massachusetts GO	5.000%	11/1/25	810	824
	Commonwealth of Massachusetts GO	5.000%	1/1/26	630	643
	Commonwealth of Massachusetts GO	5.000%	3/1/26	1,270	1,301
	Commonwealth of Massachusetts GO	5.000%	5/1/26	1,695	1,743
	Commonwealth of Massachusetts GO	5.000%	7/1/26	7,725	7,972
	Commonwealth of Massachusetts GO	5.000%	7/1/26	4,315	4,453
	Commonwealth of Massachusetts GO	5.000%	7/1/26	2,890	2,982
	Commonwealth of Massachusetts GO	5.000%	7/1/26	165	170
	Commonwealth of Massachusetts GO	5.000%	7/1/26	400	413
	Commonwealth of Massachusetts GO	5.000%	9/1/26	4,650	4,816
	Commonwealth of Massachusetts GO	5.000%	10/1/26	3,645	3,782
	Commonwealth of Massachusetts GO	5.000%	11/1/26	70	73
	Commonwealth of Massachusetts GO	5.000%	11/1/26	1,365	1,419
[7]	Commonwealth of Massachusetts GO	5.000%	11/1/26	1,000	1,039
	Commonwealth of Massachusetts GO	5.000%	12/1/26	8,825	9,188
	Commonwealth of Massachusetts GO	5.000%	1/1/27	1,385	1,444
	Commonwealth of Massachusetts GO	5.000%	5/1/27	585	615
	Commonwealth of Massachusetts GO	5.000%	7/1/27	2,065	2,178
	Commonwealth of Massachusetts GO	5.000%	7/1/27	25,450	26,239
	Commonwealth of Massachusetts GO	5.000%	7/1/27	2,370	2,500
	Commonwealth of Massachusetts GO	5.000%	7/1/27	3,440	3,629
	Commonwealth of Massachusetts GO	5.000%	7/1/27	1,635	1,725
	Commonwealth of Massachusetts GO	5.000%	9/1/27	1,815	1,921
	Commonwealth of Massachusetts GO	5.000%	10/1/27	255	270
	Commonwealth of Massachusetts GO	5.000%	11/1/27	375	398
	Commonwealth of Massachusetts GO	3.000%	12/1/27	3,885	3,886
	Commonwealth of Massachusetts GO	5.000%	1/1/28	1,675	1,783
	Commonwealth of Massachusetts GO	5.000%	5/1/28	440	471
	Commonwealth of Massachusetts GO	3.000%	7/1/28	140	139
	Commonwealth of Massachusetts GO	3.250%	7/1/28	15	15
	Commonwealth of Massachusetts GO	5.000%	7/1/28	8,365	8,616
	Commonwealth of Massachusetts GO	5.000%	7/1/28	2,855	3,068
	Commonwealth of Massachusetts GO	5.000%	7/1/28	2,185	2,348
	Commonwealth of Massachusetts GO	5.000%	7/1/28	1,010	1,018
	Commonwealth of Massachusetts GO	5.000%	9/1/28	2,750	2,964
	Commonwealth of Massachusetts GO	5.000%	9/1/28	1,710	1,843
	Commonwealth of Massachusetts GO	5.000%	11/1/28	2,155	2,330
	Commonwealth of Massachusetts GO	5.000%	3/1/29	5,485	5,964
	Commonwealth of Massachusetts GO	5.000%	3/1/29	1,500	1,631
	Commonwealth of Massachusetts GO	5.000%	5/1/29	390	425
	Commonwealth of Massachusetts GO	5.000%	5/1/29	1,500	1,636
	Commonwealth of Massachusetts GO	5.000%	7/1/29	245	247
	Commonwealth of Massachusetts GO	5.000%	7/1/29	4,890	5,032
	Commonwealth of Massachusetts GO	5.000%	7/1/29	3,595	3,932
	Commonwealth of Massachusetts GO	5.000%	7/1/29	1,230	1,345
	Commonwealth of Massachusetts GO	5.000%	9/1/29	115	126
	Commonwealth of Massachusetts GO	5.000%	9/1/29	410	450
	Commonwealth of Massachusetts GO	5.000%	1/1/30	35	37

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth of Massachusetts GO	5.000%	1/1/30	490	530
Commonwealth of Massachusetts GO	5.000%	5/1/30	1,350	1,498
Commonwealth of Massachusetts GO	5.000%	7/1/30	4,550	4,585
Commonwealth of Massachusetts GO	5.000%	7/1/30	1,680	1,869
Commonwealth of Massachusetts GO	5.000%	9/1/30	40	45
Commonwealth of Massachusetts GO	5.000%	9/1/30	180	197
Commonwealth of Massachusetts GO	5.000%	10/1/30	4,075	4,552
Commonwealth of Massachusetts GO	5.000%	11/1/30	125	140
Commonwealth of Massachusetts GO	5.000%	12/1/30	18,570	20,799
Commonwealth of Massachusetts GO	5.000%	1/1/31	1,710	1,845
Commonwealth of Massachusetts GO	5.000%	1/1/31	110	117
Commonwealth of Massachusetts GO	5.000%	2/1/31	1,570	1,761
Commonwealth of Massachusetts GO	5.000%	5/1/31	2,015	2,268
Commonwealth of Massachusetts GO	5.000%	7/1/31	7,320	7,520
Commonwealth of Massachusetts GO	5.000%	7/1/31	5,150	5,291
Commonwealth of Massachusetts GO	5.000%	9/1/31	1,220	1,379
Commonwealth of Massachusetts GO	5.000%	11/1/31	70	78
Commonwealth of Massachusetts GO	5.000%	12/1/31	22,000	24,945
Commonwealth of Massachusetts GO	5.000%	1/1/32	350	377
Commonwealth of Massachusetts GO	5.000%	2/1/32	1,285	1,460
Commonwealth of Massachusetts GO	5.000%	3/1/32	9,465	10,765
Commonwealth of Massachusetts GO	5.000%	7/1/32	360	397
Commonwealth of Massachusetts GO	5.000%	7/1/32	15	15
Commonwealth of Massachusetts GO	4.000%	9/1/32	90	91
Commonwealth of Massachusetts GO	5.000%	10/1/32	1,120	1,283
Commonwealth of Massachusetts GO	4.000%	11/1/32	6,175	6,266
Commonwealth of Massachusetts GO	5.000%	11/1/32	1,520	1,742
Commonwealth of Massachusetts GO	5.000%	1/1/33	200	211
Commonwealth of Massachusetts GO	5.250%	1/1/33	45	49
Commonwealth of Massachusetts GO	5.000%	2/1/33	10,020	11,314
Commonwealth of Massachusetts GO	4.000%	4/1/33	1,140	1,141
Commonwealth of Massachusetts GO	5.000%	5/1/33	65	75
Commonwealth of Massachusetts GO	4.000%	7/1/33	25	25
Commonwealth of Massachusetts GO	5.000%	7/1/33	6,880	6,925
Commonwealth of Massachusetts GO	5.000%	7/1/33	6,865	7,042
Commonwealth of Massachusetts GO	4.000%	9/1/33	7,645	7,689
Commonwealth of Massachusetts GO	5.000%	10/1/33	3,295	3,749
Commonwealth of Massachusetts GO	5.000%	10/1/33	1,515	1,752
Commonwealth of Massachusetts GO	3.000%	11/1/33	1,575	1,496
Commonwealth of Massachusetts GO	5.000%	11/1/33	45	50
Commonwealth of Massachusetts GO	5.000%	11/1/33	2,990	3,462
Commonwealth of Massachusetts GO	5.250%	1/1/34	155	168
Commonwealth of Massachusetts GO	4.000%	2/1/34	345	362
Commonwealth of Massachusetts GO	5.000%	2/1/34	250	259
Commonwealth of Massachusetts GO	2.000%	3/1/34	200	172
Commonwealth of Massachusetts GO	5.000%	3/1/34	1,555	1,805
Commonwealth of Massachusetts GO	5.000%	5/1/34	3,360	3,846
Commonwealth of Massachusetts GO	4.500%	7/1/34	390	391
Commonwealth of Massachusetts GO	3.000%	9/1/34	130	122
Commonwealth of Massachusetts GO	5.000%	1/1/35	490	515
Commonwealth of Massachusetts GO	5.000%	1/1/35	30	32
Commonwealth of Massachusetts GO	5.000%	2/1/35	4,760	4,925
Commonwealth of Massachusetts GO	3.000%	3/1/35	225	211
Commonwealth of Massachusetts GO	4.000%	4/1/35	1,845	1,846
Commonwealth of Massachusetts GO	5.000%	5/1/35	1,000	1,140
Commonwealth of Massachusetts GO	3.000%	7/1/35	160	149
Commonwealth of Massachusetts GO	5.000%	7/1/35	5,095	5,125
Commonwealth of Massachusetts GO	3.000%	9/1/35	100	93
Commonwealth of Massachusetts GO	4.000%	9/1/35	1,205	1,210
Commonwealth of Massachusetts GO	5.000%	10/1/35	10,000	11,447
Commonwealth of Massachusetts GO	3.000%	11/1/35	7,560	7,044
Commonwealth of Massachusetts GO	4.000%	11/1/35	145	149
Commonwealth of Massachusetts GO	5.000%	12/1/35	245	253
Commonwealth of Massachusetts GO	5.000%	1/1/36	2,960	3,160
Commonwealth of Massachusetts GO	5.000%	1/1/36	100	105
Commonwealth of Massachusetts GO	4.000%	2/1/36	60	62
Commonwealth of Massachusetts GO	5.000%	2/1/36	5,365	5,545
Commonwealth of Massachusetts GO	3.000%	3/1/36	535	495
Commonwealth of Massachusetts GO	5.000%	4/1/36	3,000	3,108
Commonwealth of Massachusetts GO	5.000%	5/1/36	1,500	1,702

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth of Massachusetts GO	5.000%	7/1/36	10,050	10,107
Commonwealth of Massachusetts GO	5.000%	7/1/36	55	60
Commonwealth of Massachusetts GO	4.000%	9/1/36	380	381
Commonwealth of Massachusetts GO	4.000%	9/1/36	635	636
Commonwealth of Massachusetts GO	4.000%	11/1/36	50	51
Commonwealth of Massachusetts GO	5.000%	1/1/37	175	183
Commonwealth of Massachusetts GO	5.000%	1/1/37	3,000	3,428
Commonwealth of Massachusetts GO	5.000%	5/1/37	4,660	5,336
Commonwealth of Massachusetts GO	4.000%	9/1/37	450	450
Commonwealth of Massachusetts GO	4.000%	9/1/37	185	185
Commonwealth of Massachusetts GO	5.000%	9/1/37	1,015	1,072
Commonwealth of Massachusetts GO	5.000%	12/1/37	2,985	3,067
Commonwealth of Massachusetts GO	5.000%	1/1/38	3,000	3,135
Commonwealth of Massachusetts GO	4.000%	4/1/38	50	50
Commonwealth of Massachusetts GO	5.000%	5/1/38	1,000	1,122
Commonwealth of Massachusetts GO	5.000%	8/1/38	1,650	1,876
Commonwealth of Massachusetts GO	3.250%	9/1/38	1,660	1,548
Commonwealth of Massachusetts GO	3.000%	11/1/38	9,060	8,076
Commonwealth of Massachusetts GO	5.000%	11/1/38	9,500	9,871
Commonwealth of Massachusetts GO	5.000%	12/1/38	1,670	1,714
Commonwealth of Massachusetts GO	5.000%	1/1/39	45	47
Commonwealth of Massachusetts GO	5.000%	1/1/39	1,040	1,099
Commonwealth of Massachusetts GO	3.250%	2/1/39	1,940	1,800
Commonwealth of Massachusetts GO	5.000%	3/1/39	5,030	5,677
Commonwealth of Massachusetts GO	5.000%	5/1/39	4,420	4,687
Commonwealth of Massachusetts GO	3.000%	7/1/39	2,865	2,524
Commonwealth of Massachusetts GO	5.000%	8/1/39	5,200	5,791
Commonwealth of Massachusetts GO	3.000%	9/1/39	150	132
Commonwealth of Massachusetts GO	4.000%	9/1/39	7,315	7,318
Commonwealth of Massachusetts GO	5.000%	10/1/39	20	22
Commonwealth of Massachusetts GO	3.000%	11/1/39	4,330	3,793
Commonwealth of Massachusetts GO	4.000%	12/1/39	1,000	1,001
Commonwealth of Massachusetts GO	5.000%	12/1/39	14,000	15,856
Commonwealth of Massachusetts GO	3.500%	2/1/40	300	283
Commonwealth of Massachusetts GO	4.000%	5/1/40	4,500	4,501
Commonwealth of Massachusetts GO	5.000%	7/1/40	9,650	9,693
Commonwealth of Massachusetts GO	5.000%	7/1/40	145	156
Commonwealth of Massachusetts GO	5.000%	8/1/40	4,300	4,831
Commonwealth of Massachusetts GO	3.250%	9/1/40	990	903
Commonwealth of Massachusetts GO	3.000%	11/1/40	600	521
Commonwealth of Massachusetts GO	4.000%	11/1/40	15	15
Commonwealth of Massachusetts GO	5.000%	12/1/40	24,750	27,895
Commonwealth of Massachusetts GO	5.000%	1/1/41	15,000	15,579
Commonwealth of Massachusetts GO	3.000%	2/1/41	1,000	857
Commonwealth of Massachusetts GO	3.000%	4/1/41	3,055	2,623
Commonwealth of Massachusetts GO	5.000%	5/1/41	1,200	1,320
Commonwealth of Massachusetts GO	5.000%	5/1/41	1,150	1,265
Commonwealth of Massachusetts GO	5.000%	7/1/41	1,725	1,843
Commonwealth of Massachusetts GO	5.000%	10/1/41	20	22
Commonwealth of Massachusetts GO	4.000%	11/1/41	2,230	2,216
Commonwealth of Massachusetts GO	5.000%	11/1/41	2,000	2,065
Commonwealth of Massachusetts GO	5.000%	11/1/41	10,045	11,149
Commonwealth of Massachusetts GO	4.000%	2/1/42	2,630	2,595
Commonwealth of Massachusetts GO	2.000%	3/1/42	2,315	1,652
Commonwealth of Massachusetts GO	4.000%	4/1/42	420	414
Commonwealth of Massachusetts GO	5.000%	5/1/42	10,000	10,510
Commonwealth of Massachusetts GO	4.000%	9/1/42	5,670	5,585
Commonwealth of Massachusetts GO	5.000%	11/1/42	11,800	13,001
Commonwealth of Massachusetts GO	2.500%	3/1/43	1,720	1,325
Commonwealth of Massachusetts GO	5.000%	3/1/43	5,000	5,468
Commonwealth of Massachusetts GO	5.000%	5/1/43	1,500	1,572
Commonwealth of Massachusetts GO	5.000%	5/1/43	2,250	2,444
Commonwealth of Massachusetts GO	5.000%	5/1/43	3,305	3,590
Commonwealth of Massachusetts GO	5.250%	9/1/43	1,045	1,098
Commonwealth of Massachusetts GO	5.000%	11/1/43	17,000	18,617
Commonwealth of Massachusetts GO	5.000%	1/1/44	3,000	3,094
Commonwealth of Massachusetts GO	4.000%	2/1/44	25	25
Commonwealth of Massachusetts GO	5.000%	3/1/44	3,500	3,805
Commonwealth of Massachusetts GO	3.000%	4/1/44	10,610	8,691
Commonwealth of Massachusetts GO	5.000%	11/1/44	1,445	1,485

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	4.000%	12/1/44	7,000	6,867
	Commonwealth of Massachusetts GO	5.000%	12/1/44	27,085	29,609
	Commonwealth of Massachusetts GO	4.000%	5/1/45	10,760	10,510
	Commonwealth of Massachusetts GO	5.000%	5/1/45	4,000	4,325
	Commonwealth of Massachusetts GO	5.000%	7/1/45	2,520	2,528
	Commonwealth of Massachusetts GO	5.000%	7/1/45	11,300	11,878
	Commonwealth of Massachusetts GO	5.000%	11/1/45	855	877
	Commonwealth of Massachusetts GO	5.000%	11/1/45	5,000	5,350
	Commonwealth of Massachusetts GO	4.000%	12/1/45	290	283
	Commonwealth of Massachusetts GO	5.000%	1/1/46	10,000	10,266
	Commonwealth of Massachusetts GO	4.000%	2/1/46	1,765	1,723
	Commonwealth of Massachusetts GO	4.000%	4/1/46	3,265	3,186
	Commonwealth of Massachusetts GO	5.000%	5/1/46	1,150	1,193
	Commonwealth of Massachusetts GO	2.375%	9/1/46	185	130
	Commonwealth of Massachusetts GO	3.000%	9/1/46	6,020	4,788
	Commonwealth of Massachusetts GO	5.000%	10/1/46	3,150	3,373
	Commonwealth of Massachusetts GO	4.000%	12/1/46	30	29
	Commonwealth of Massachusetts GO	3.000%	3/1/47	11,885	9,335
	Commonwealth of Massachusetts GO	3.000%	4/1/47	2,445	1,920
	Commonwealth of Massachusetts GO	5.000%	4/1/47	1,065	1,085
	Commonwealth of Massachusetts GO	5.000%	4/1/47	13,505	13,756
	Commonwealth of Massachusetts GO	5.250%	4/1/47	8,850	9,095
	Commonwealth of Massachusetts GO	5.250%	10/1/47	105	114
	Commonwealth of Massachusetts GO	5.000%	1/1/48	9,420	9,635
	Commonwealth of Massachusetts GO	3.000%	3/1/48	11,605	9,053
	Commonwealth of Massachusetts GO	3.000%	4/1/48	10,000	7,797
	Commonwealth of Massachusetts GO	4.000%	5/1/48	7,500	7,303
	Commonwealth of Massachusetts GO	3.000%	7/1/48	50	39
	Commonwealth of Massachusetts GO	5.000%	7/1/48	4,595	4,781
	Commonwealth of Massachusetts GO	5.000%	9/1/48	10,000	10,480
	Commonwealth of Massachusetts GO	5.000%	11/1/48	30	32
	Commonwealth of Massachusetts GO	5.000%	12/1/48	10,000	10,732
	Commonwealth of Massachusetts GO	5.000%	1/1/49	25,820	27,495
	Commonwealth of Massachusetts GO	3.000%	3/1/49	200	155
	Commonwealth of Massachusetts GO	3.000%	4/1/49	4,000	3,100
	Commonwealth of Massachusetts GO	5.000%	5/1/49	1,250	1,291
	Commonwealth of Massachusetts GO	5.000%	11/1/49	215	227
	Commonwealth of Massachusetts GO	2.750%	3/1/50	18,570	13,525
	Commonwealth of Massachusetts GO	2.000%	4/1/50	23,600	14,260
	Commonwealth of Massachusetts GO	5.000%	11/1/50	22,000	22,886
	Commonwealth of Massachusetts GO	2.125%	4/1/51	17,005	10,446
	Commonwealth of Massachusetts GO	5.000%	10/1/51	6,000	6,340
	Commonwealth of Massachusetts GO	5.000%	10/1/52	9,875	10,362
	Commonwealth of Massachusetts GO	5.000%	10/1/52	10,000	10,562
	Commonwealth of Massachusetts GO	5.000%	5/1/53	27,200	28,632
	Commonwealth of Massachusetts GO	5.000%	8/1/53	2,690	2,854
	Commonwealth of Massachusetts GO	5.000%	12/1/53	10,000	10,625
	Commonwealth of Massachusetts GO	5.000%	1/1/54	15,440	16,345
	Commonwealth of Massachusetts GO	5.000%	5/1/54	20,425	21,626
[6]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/27	7,460	7,837
[6]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/29	125	137
[6]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/30	365	405
[6]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/34	19,005	21,372
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/25	270	272
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/26	325	335
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	4,780	5,136
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/44	3,750	4,101
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/46	10,000	9,827
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/41	1,795	1,825
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/47	7,010	7,155
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/29	5,955	5,992
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/31	3,005	3,023
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/32	7,375	7,417
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/44	5,525	6,041
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/45	5,485	5,388
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/45	6,190	6,206
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/50	16,825	16,147
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/50	10,000	10,479

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/51	10,185	10,619
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/53	10,290	10,889
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/53	14,200	15,108
	Easton MA GO	2.500%	10/15/46	3,000	2,121
	Gloucester MA GO	2.250%	9/15/46	300	201
	Hingham MA GO	2.375%	2/15/50	2,500	1,663
	Lowell MA GO	3.000%	9/1/34	1,000	944
	Lowell MA GO	2.250%	9/1/49	1,670	1,078
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/27	2,635	2,717
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.250%	7/1/31	10	11
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	3.125%	7/1/41	15	13
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/52	9,525	10,069
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	775	782
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	13,160	13,581
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	895	945
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28	3,040	3,273
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/28	310	336
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29	4,135	3,540
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/29	135	149
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30	170	192
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	70	79
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/32	640	486
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/32	45	52
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/33	8,500	9,856
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	1,015	1,015
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	15	17
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/36	170	175
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/37	5	5
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/38	2,670	2,731
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/39	35	36
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	50	51
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	2,970	2,983
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	1,870	1,971
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/44	8,440	8,361
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	10,320	11,250
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	8,000	8,660
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/47	7,250	7,814
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/48	380	412
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	12,300	12,621
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	13,165	12,623
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/52	26,000	28,277
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/53	10,000	10,755
	Massachusetts Clean Water Trust Miscellaneous Revenue, ETM	5.000%	8/1/26	55	57
[6]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/28	80	73
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/25	35	35
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/25	1,030	1,048
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/26	260	269
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/26	5,355	5,576
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/27	425	452
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/28	150	163
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	500	508
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/29	1,270	1,290
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/29	1,000	1,104
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	780	791
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/30	145	163
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	980	992
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/15/32	1,000	1,156
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/33	23,460	27,142
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/34	15,000	17,547
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/34	1,505	1,544
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/34	1,060	1,070
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/36	7,900	8,589
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/36	13,055	13,133
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/38	20	22
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	440	387
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/39	20	22
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	5,315	6,323
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/40	10	11
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	1,075	1,076
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/42	2,890	2,844

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	6,925	6,862
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/44	4,950	5,332
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	30	25
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/46	6,725	6,856
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	10,000	9,981
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	3,000	2,890
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	5,260	6,102
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	11,500	13,115
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/31	290	292
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/48	1,185	1,142
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/35	65	76
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/45	225	226
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/25	1,380	1,397
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/27	2,610	2,640
	Massachusetts School Building Authority Sales Tax Revenue	3.050%	8/15/28	1,200	1,191
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	1,905	1,924
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/33	380	392
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/34	125	129
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	4,775	4,782
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/36	50	50
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	10,000	10,080
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	14,280	14,394
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/39	600	614
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/43	5,500	5,451
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	1/15/45	1,980	1,945
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/45	135	142
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/46	5	5
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/46	3,060	3,112
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	1,850	1,918
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	3,170	2,436
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	160	167
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	1,450	1,468
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/26	20,675	21,171
	Massachusetts State College Building Authority College & University Revenue	2.125%	5/1/51	1,810	1,101
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	5,655	5,774
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/27	3,625	3,781
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/28	30	32
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/29	160	173
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/30	355	384
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/31	135	146
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/32	210	226
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/33	1,385	1,489
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/34	185	199
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/35	1,020	1,093
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/25	280	284
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/26	265	275
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/27	225	239
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/28	15	16
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/29	3,970	4,097
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/30	250	282
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/31	2,000	2,100
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/31	80	92
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/32	1,050	1,101
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/33	10	12
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/36	40	48
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	4,000	4,864
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/38	5,000	5,678
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/40	4,725	4,708
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/43	120	125
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	940	970
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	13,165	13,590
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	180	186
	Milford MA GO	2.000%	12/1/38	3,000	2,277
	Milford MA GO	2.000%	12/1/39	3,000	2,225
	Sutton MA GO	2.700%	6/1/30	1,625	1,564
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/25	5,440	5,536
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/26	30	31
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/33	85	92

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/35	4,775	4,782
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/39	1,900	1,901
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	1,000	1,009
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/42	2,190	2,275
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/45	9,105	8,858
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/47	18,000	18,617
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	10,000	10,415
	Worcester MA GO	2.000%	2/1/47	7,960	5,078
					1,700,488
Michigan (1.1%)
[4,11]	Detroit City School District GO	6.000%	5/1/29	6,075	6,538
[4,11]	Detroit City School District GO	5.250%	5/1/32	1,000	1,125
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	750	770
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/28	1,060	1,133
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/31	4,790	5,359
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/33	10,000	11,410
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	1,960	2,206
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/47	7,500	8,108
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	2,150	2,201
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	2,620	2,690
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	105	108
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	105	107
[4]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	1,000	1,009
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/33	640	653
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	6,615	6,737
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	4,020	4,099
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	1,000	1,132
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	21,370	21,573
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/52	2,655	2,838
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/44	15,560	16,198
	Lansing Community College GO	5.000%	5/1/44	3,000	3,112
	Lansing Community College GO	3.000%	5/1/49	1,720	1,350
[4]	Lansing MI GO	4.125%	6/1/48	3,000	2,850
[4]	Lansing MI GO	5.000%	6/1/48	3,000	3,133
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	1,010	1,013
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	1,050	1,075
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	13,510	14,101
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	6,460	6,498
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/50	3,000	2,736
[3]	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/55	3,635	3,275
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/43	8,890	9,116
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	4.000%	11/1/48	9,005	8,336
[3]	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	4.000%	11/1/48	2,995	2,804
	Michigan Finance Authority Miscellaneous Taxes Revenue (Local Government Loan Program)	5.000%	7/1/39	290	290
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	750	755
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	700	704
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	965	970
	Michigan Finance Authority Water Revenue	5.000%	10/1/27	2,585	2,675
	Michigan Finance Authority Water Revenue	5.000%	10/1/28	1,350	1,398
	Michigan Finance Authority Water Revenue	5.000%	10/1/29	6,530	6,767
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,985	1,996
	Michigan State Building Authority Appropriations Revenue	5.000%	10/15/27	390	412
	Michigan State Building Authority Appropriations Revenue	3.000%	10/15/45	11,600	9,617
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/30	450	464
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	165	170
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	680	699
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	2,800	2,853
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/51	2,960	2,990
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/26	4,700	4,874
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/27	240	243
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	1,205	1,221
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	4,640	4,700
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/30	255	258
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/32	6,180	6,253
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	6,000	6,069
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	10	10
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/45	350	352

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	4.000%	10/15/47	9,725	9,288
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	4.000%	10/15/52	5,410	5,008
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/46	9,870	9,412
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	3.000%	10/15/51	8,500	6,905
	Michigan State Building Authority Lease Revenue (Facilities Program)	5.250%	4/15/59	3,000	3,229
	Michigan State University College & University Revenue	4.000%	2/15/44	1,875	1,835
	Michigan State University College & University Revenue	4.000%	2/15/44	1,210	1,184
	Michigan State University College & University Revenue	5.000%	2/15/48	675	694
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/27	3,425	3,634
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/28	4,065	4,391
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/30	980	1,095
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/31	220	249
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/31	1,470	1,631
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/32	3,375	3,735
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/32	225	252
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/33	115	128
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	205	212
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/36	4,140	4,509
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	1,670	1,709
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	2,260	2,320
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	9,955	10,171
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	18,350	18,614
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/40	220	222
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/41	19,405	19,552
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/45	15,255	15,026
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/45	1,160	1,226
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/46	10,440	10,211
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/30	10	11
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/37	2,770	3,121
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/41	4,480	4,941
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/43	5,240	5,710
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/46	8,290	8,865
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.500%	11/15/49	10,000	11,092
	Northern Michigan University College & University Revenue	4.000%	6/1/46	2,000	1,895
	Novi Community School District GO	4.000%	5/1/47	1,200	1,146
	Oakland University College & University Revenue	5.000%	3/1/47	3,915	3,953
	University of Michigan College & University Revenue	5.000%	4/1/25	80	80
	University of Michigan College & University Revenue	5.000%	4/1/26	185	190
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/26	6,820	6,999
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/26	445	457
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/27	4,035	4,229
[11]	Walled Lake Consolidated School District GO	5.000%	5/1/50	3,550	3,656
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/40	4,500	4,529
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/45	5,000	5,020
	Wayne State University College & University Revenue	5.000%	11/15/43	20	21
	Wayne State University College & University Revenue	4.000%	11/15/48	4,625	4,295
					418,785
Minnesota (0.5%)
	Metropolitan Council GAN GO	5.000%	12/1/25	15,750	16,047
	Metropolitan Council GAN GO	5.000%	12/1/26	4,355	4,534
	Metropolitan Council GAN GO	5.000%	12/1/27	10,610	11,258
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	975	995
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	1,090	1,131
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	280	290
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	1,305	1,351
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	1,050	1,086
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/52	260	270
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/52	8,500	8,892
	Minnesota (State Office Building Project) COP	5.000%	11/1/29	12,400	13,557
	Minnesota (State Office Building Project) COP	5.000%	11/1/39	2,520	2,812
	Minnesota Appropriations Revenue	5.000%	3/1/29	490	530
	Minnesota Appropriations Revenue	5.000%	3/1/30	160	176
	Minnesota GO	5.000%	8/1/25	3,080	3,115
	Minnesota GO	5.000%	8/1/25	3,475	3,515
	Minnesota GO	5.000%	8/1/25	415	420
	Minnesota GO	5.000%	10/1/25	2,465	2,503
	Minnesota GO	5.000%	8/1/26	4,280	4,323
	Minnesota GO	5.000%	8/1/26	3,425	3,542
	Minnesota GO	5.000%	8/1/26	5,625	5,818

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota GO	5.000%	8/1/26	7,160	7,405
	Minnesota GO	5.000%	8/1/27	255	263
	Minnesota GO	5.000%	9/1/27	1,825	1,930
	Minnesota GO	5.000%	10/1/28	2,360	2,494
	Minnesota GO	3.000%	10/1/29	1,000	994
	Minnesota GO	5.000%	8/1/30	4,830	5,371
	Minnesota GO	5.000%	9/1/30	3,065	3,413
	Minnesota GO	5.000%	8/1/31	2,190	2,471
	Minnesota GO	5.000%	9/1/31	975	1,101
	Minnesota GO	5.000%	8/1/32	690	788
	Minnesota GO	5.000%	9/1/32	4,270	4,808
	Minnesota GO	5.000%	8/1/33	25,000	28,895
	Minnesota GO	5.000%	8/1/34	11,780	13,749
	Minnesota GO	5.000%	8/1/35	2,065	2,394
	Minnesota GO	5.000%	8/1/38	19,320	22,057
	Minnesota GO	5.000%	8/1/38	1,250	1,339
	Minnesota GO	5.000%	8/1/39	1,250	1,335
	Minnesota GO	5.000%	8/1/39	3,000	3,407
	Minnesota GO	4.000%	9/1/39	1,000	1,021
	Minnesota GO	5.000%	8/1/41	1,445	1,626
	Minnesota GO	5.000%	8/1/43	4,555	5,076
	Minnesota GO	5.000%	8/1/44	2,880	3,197
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/35	50	57
	North St. Paul-Maplewood-Oakdale Independent School District No. 622 GO	3.000%	2/1/46	20	16
	Osseo Independent School District No. 279 GO	1.625%	2/1/32	3,215	2,709
	Owatonna MN Independent School District No. 761 GO	2.250%	2/1/41	1,075	777
	Scott County MN GO	3.000%	12/1/36	1,645	1,514
	University of Minnesota College & University Revenue	5.000%	4/1/41	1,360	1,380
					207,752
Mississippi (0.2%)
	Mississippi Development Bank Intergovernmental Agreement Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/30	6,000	6,543
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/37	7,925	8,232
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	4.000%	10/15/38	7,045	7,017
	Mississippi GO	5.000%	10/1/25	1,010	1,025
	Mississippi GO	5.000%	10/1/26	3,550	3,600
	Mississippi GO	5.000%	10/1/27	2,090	2,210
	Mississippi GO	5.000%	10/1/28	1,840	1,939
	Mississippi GO	5.000%	10/1/29	4,350	4,579
	Mississippi GO	5.000%	10/1/30	1,235	1,299
	Mississippi GO	4.000%	10/1/35	2,385	2,401
	Mississippi GO	4.000%	10/1/36	3,130	3,147
	Mississippi GO	4.000%	10/1/38	50	50
	Mississippi GO, Prere.	5.000%	10/1/25	1,500	1,522
	Mississippi GO, Prere.	5.000%	10/1/27	695	735
	Mississippi GO, Prere.	5.000%	10/1/27	1,030	1,089
	Mississippi GO, Prere.	5.000%	10/1/27	2,410	2,548
	Mississippi GO, Prere.	5.000%	10/1/27	6,180	6,535
[4]	West Rankin Utility Authority Sewer Revenue, Prere.	5.000%	1/1/28	335	356
[4]	West Rankin Utility Authority Sewer Revenue, Prere.	5.000%	1/1/28	455	483
					55,310
Missouri (0.4%)
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District Appropriations Revenue	4.000%	10/1/35	1,800	1,830
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District Appropriations Revenue	4.000%	10/1/44	6,000	5,793
	Jackson County MO Special Obligation Revenue	4.375%	12/1/58	400	387
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/25	8,205	8,217
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	35	35
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	4,300	4,305
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/38	2,500	2,518
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/42	2,020	1,973
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/40	500	501
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/32	1,000	1,117
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/33	1,055	1,174
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/29	600	627
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/37	400	444
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/38	550	607
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/39	550	603
	Metropolitan St. Louis Sewer District Sewer Revenue	4.000%	5/1/41	110	111
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/42	10,315	10,600

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/44	3,060	3,196
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/46	1,630	1,664
	Missouri Highway & Transportation Commission Appropriations Revenue (State Appropriations Mega Project)	5.000%	5/1/26	2,990	3,074
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/27	140	147
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/28	515	550
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/29	40	43
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/31	555	622
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/32	2,665	3,020
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	7,665	7,689
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/26	1,595	1,640
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/26	990	996
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/37	6,890	7,018
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/40	585	594
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/41	3,690	3,521
	Missouri State Board of Public Buildings Appropriations Revenue	4.000%	10/1/28	500	516
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/26	470	475
	Springfield MO Public Utility Multiple Utility Revenue	3.250%	8/1/27	18,025	17,991
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/31	155	155
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/32	10,000	10,021
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/34	10,000	10,007
	Springfield School District No. R-12 GO	5.000%	3/1/37	10,030	10,630
	Springfield School District No. R-12 GO	3.000%	3/1/39	85	75
	Springfield School District No. R-12 GO	4.000%	3/1/41	1,675	1,673
	Springfield School District No. R-12 GO	4.000%	3/1/42	1,960	1,956
	Springfield School District No. R-12 GO	4.000%	3/1/43	2,500	2,495
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/32	775	856
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/33	1,250	1,375
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/34	1,000	1,094
[6]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/28	2,480	2,684
[6]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/29	1,840	2,028
[6]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/30	450	504
[6]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/31	385	438
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/49	3,000	3,271
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/54	5,000	5,415
	University of Missouri of Curators College & University Revenue	5.000%	11/1/30	730	815
	University of Missouri of Curators College & University Revenue	5.000%	11/1/34	16,220	18,882
					167,972
Nebraska (0.4%)
	Douglas County NE College & University Revenue (Creighton University Projects)	4.000%	7/1/40	2,330	2,305
	Douglas County NE College & University Revenue (Creighton University Projects)	3.000%	7/1/51	1,590	1,148
[4]	Fremont School District GO	5.000%	12/15/32	275	308
[4]	Fremont School District GO	4.000%	12/15/33	420	437
[4]	Fremont School District GO	4.000%	12/15/34	550	569
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	2,775	2,944
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/38	2,600	2,815
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/30	625	676
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/31	715	771
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/37	9,500	10,730
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/39	8,540	8,959
	Omaha Public Power District Electric Power & Light Revenue	3.000%	2/1/42	750	624
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/42	6,545	6,434
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	125	128
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/46	105	102
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/46	9,055	9,469
	Omaha Public Power District Electric Power & Light Revenue	4.250%	2/1/47	1,080	1,084
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/49	9,670	9,222
	Omaha Public Power District Electric Power & Light Revenue	5.500%	2/1/49	9,705	10,707
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/53	14,045	15,121
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/53	11,855	12,764
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/54	1,150	1,216
	Omaha Public Power District Electric Power & Light Revenue	5.500%	2/1/54	5,000	5,482
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/42	6,835	6,843
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/46	4,670	4,675
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/49	5,000	5,064
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/50	10,000	9,490
	Sarpy County NE GO	1.500%	6/1/30	2,390	2,075
	Sarpy County NE GO	1.500%	6/1/31	2,470	2,089
	Sarpy County NE GO	1.500%	6/1/31	2,435	2,058
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/59	6,025	5,681

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/62	10,795	10,119
					152,109
Nevada (0.6%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	2,270	2,290
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	2,010	2,070
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	9,250	10,054
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	4,190	4,554
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	410	441
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	2,125	2,405
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/36	5,000	5,540
[4]	Clark County NV Fuel Sales Tax Revenue	4.000%	7/1/40	4,170	4,186
	Clark County NV Fuel Sales Tax Revenue	3.000%	7/1/42	5,000	4,271
	Clark County NV GO	5.000%	11/1/26	1,015	1,054
	Clark County NV GO	5.000%	11/1/27	850	881
	Clark County NV GO	5.000%	11/1/28	105	109
	Clark County NV GO	4.000%	6/1/31	565	575
	Clark County NV GO	4.000%	11/1/31	860	871
	Clark County NV GO	5.000%	11/1/31	6,545	7,073
	Clark County NV GO	4.000%	11/1/32	1,000	1,011
	Clark County NV GO	5.000%	6/1/43	16,360	16,909
	Clark County NV GO	4.000%	7/1/44	11,415	11,142
	Clark County NV GO	4.000%	7/1/47	9,645	9,169
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/33	705	756
	Clark County School District GO	5.000%	6/15/25	5,795	5,838
	Clark County School District GO	5.000%	6/15/25	1,015	1,023
	Clark County School District GO	5.000%	6/15/26	395	402
	Clark County School District GO	5.000%	6/15/26	2,840	2,919
	Clark County School District GO	5.000%	6/15/27	3,080	3,131
	Clark County School District GO	5.000%	6/15/28	4,635	4,710
[4]	Clark County School District GO	5.000%	6/15/33	1,625	1,768
[3]	Clark County School District GO	3.000%	6/15/38	5,000	4,486
[4]	Clark County School District GO	3.000%	6/15/39	3,000	2,617
[4]	Clark County School District GO	3.000%	6/15/39	800	696
	Henderson NV GO	4.000%	6/1/50	3,175	3,008
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/49	21,745	20,279
	Las Vegas Valley Water District GO	5.000%	12/1/26	3,030	3,051
	Las Vegas Valley Water District GO	5.000%	6/1/38	1,655	1,867
	Las Vegas Valley Water District GO	5.000%	6/1/41	9,575	9,745
	Las Vegas Valley Water District GO	4.000%	6/1/46	585	560
	Las Vegas Valley Water District GO	5.000%	6/1/46	20,620	20,895
	Las Vegas Valley Water District GO	4.000%	6/1/51	3,580	3,383
	Nevada GO	5.000%	10/1/25	25,000	25,371
	Nevada GO	5.000%	4/1/26	335	337
	Nevada GO	5.000%	11/1/26	1,305	1,312
	Nevada GO	5.000%	4/1/27	435	437
	Nevada GO	2.000%	5/1/41	2,030	1,377
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/25	2,850	2,904
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/26	3,275	3,369
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/28	1,170	1,201
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/31	1,935	2,017
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	100	102
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	4,000	4,056
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/26	425	438
					218,660
New Hampshire (0.1%)
[8]	Manchester NH Sewer Revenue	5.250%	6/1/54	4,000	4,320
	New Hampshire Municipal Bond Bank Miscellaneous Revenue	5.000%	8/15/32	30,520	34,636
					38,956
New Jersey (4.6%)
	Essex County NJ GO	2.000%	9/1/42	1,000	692
	Essex County NJ GO	2.125%	9/1/45	1,000	669
	Essex County NJ GO	2.000%	9/1/48	3,900	2,405
[4]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/28	2,640	2,794
[4]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/25	40	39
[4]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/27	8,155	7,425
[4]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	770	675
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/49	4,000	4,209
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	600	607

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/46	1,095	1,070
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/51	4,500	4,283
	Jersey City NJ Redevelopment Agency Miscellaneous Revenue (Bayfront Redevelopment Project)	4.000%	12/15/31	620	650
	Middlesex County Improvement Authority Intergovernmental Agreement Revenue	5.000%	8/15/53	5,350	5,696
[3]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/39	665	676
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	7,430	7,487
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	115	115
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	6,735	6,759
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	3,700	3,846
	New Jersey Economic Development Authority Appropriations Revenue	4.375%	6/15/27	1,900	1,906
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	3,640	3,664
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	13,710	14,232
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	6,850	7,290
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/28	1,985	1,998
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	8,180	8,489
[3]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	400	390
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	1,950	1,925
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	3,190	3,237
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	1,720	1,671
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/43	2,195	2,266
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	3,810	3,687
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	6,000	6,062
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	1,070	1,015
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/44	3,015	2,951
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/44	1,800	1,866
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/49	180	185
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	1,545	1,558
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	5,300	5,343
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	525	529
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	21,525	21,701
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	1,670	1,684
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,595	2,619
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	4,925	4,970
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/26	1,220	1,265
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/26	595	620
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,715	6,005
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	1,815	1,907
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,090	5,348
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/28	2,115	2,285
[4]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/37	2,350	2,406
[12]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	7,500	7,768
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	13,190	13,211
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	5,110	5,224
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	20,630	21,845
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/33	1,000	1,133
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/36	1,250	1,441
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/39	1,000	1,133
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	1,220	1,230
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/25	2,100	2,132
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	3,490	3,598
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/27	4,145	4,261
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/35	110	118
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/37	3,210	3,239
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/38	9,215	9,256
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/40	1,470	1,543
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/44	30	29
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/33	85	91
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/34	100	107

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/44	600	621
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/33	1,220	1,368
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.250%	11/1/47	12,000	12,874
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/29	1,230	1,292
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	130	133
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/47	2,400	2,442
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	3,815	4,017
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	1,500	1,579
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/26	600	617
[3]	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.125%	6/15/39	15	15
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	3,755	3,877
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	9/1/32	705	706
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/27	12,620	13,222
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	550	579
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/32	11,670	13,290
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/35	1,760	2,044
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/37	1,045	1,205
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/38	5,050	5,810
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/41	1,000	719
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/41	5,000	5,654
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/43	6,965	7,800
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/44	7,655	8,535
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,030	1,061
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	1,030	775
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	3/1/53	5,000	4,987
	New Jersey Educational Facilities Authority College & University Revenue	5.250%	3/1/54	25,095	27,758
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	4.625%	9/1/48	740	752
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.250%	9/1/53	770	814
	New Jersey GO	5.000%	6/1/25	6,935	6,986
	New Jersey GO	2.000%	6/1/26	2,000	1,962
	New Jersey GO	5.000%	6/1/26	21,560	22,203
	New Jersey GO	2.000%	6/1/27	5,000	4,798
	New Jersey GO	5.000%	6/1/27	19,395	20,359
	New Jersey GO	5.000%	6/1/28	18,260	19,522
	New Jersey GO	5.000%	6/1/29	29,950	32,562
	New Jersey GO	5.000%	6/1/29	4,810	5,038
	New Jersey GO	4.000%	6/1/30	9,595	10,091
	New Jersey GO	4.000%	6/1/31	24,100	25,511
	New Jersey GO	3.000%	6/1/32	12,395	12,050
	New Jersey GO	4.000%	6/1/32	1,660	1,763
	New Jersey GO, Prere.	3.250%	6/1/25	60	60
	New Jersey GO, Prere.	4.000%	6/1/25	75	75
	New Jersey GO, Prere.	4.000%	6/1/25	40	40
	New Jersey GO, Prere.	4.000%	6/1/25	970	974
	New Jersey GO, Prere.	5.000%	6/1/25	3,600	3,625
	New Jersey GO, Prere.	5.000%	6/1/25	10	10
	New Jersey GO, Prere.	5.000%	6/1/25	200	201
	New Jersey GO, Prere.	5.000%	6/1/25	1,560	1,571
	New Jersey GO, Prere.	5.000%	6/1/25	220	222
	New Jersey GO, Prere.	5.000%	6/1/25	100	101
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/43	1,640	1,088
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/25	2,805	2,826
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	2,145	2,183
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/26	2,510	2,580
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/26	2,000	2,056
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,015	1,899
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,675	2,521
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	5,120	5,312
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	10,335	10,590
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	4,035	4,228
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	2,115	2,216
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	10,900	9,932
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	5,000	4,556
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	2,715	2,871
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	2,120	2,242
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	15,650	16,031

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	50	51
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,195	1,274
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	5,000	5,332
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,035	1,104
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	11,535	10,140
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	2,335	2,053
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	3,305	2,905
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	2,420	2,602
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	1,500	1,613
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	2,475	2,533
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,665	1,704
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	3,000	3,256
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,130	1,225
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	23,890	20,302
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	21,085	17,866
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/29	2,580	2,764
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	5,315	5,433
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	1,150	1,175
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	625	687
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	4,900	5,383
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	1,360	1,109
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	5,985	4,882
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/30	7,260	7,758
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	1,570	1,582
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	26,310	26,852
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	2,905	3,230
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	27,500	21,540
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	4,485	3,513
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	1,700	1,751
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/31	775	842
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	350	388
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	755	848
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	5,010	5,630
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	4,785	3,621
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	8,160	8,680
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	2,500	2,709
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/33	1,140	1,260
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/33	5,000	5,671
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	1,750	1,258
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	4,410	4,681
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/34	1,695	1,752
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	4,250	4,745
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	5,000	5,651
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	4,660	3,203
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	10,425	11,040
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/35	11,325	11,588
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/35	6,600	7,325
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/35	5,000	5,629
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	590	387
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	6,450	4,224
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/36	2,440	2,482
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/36	9,475	10,499
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	5,760	3,610
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	445	279
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	5,695	6,281
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	1,600	1,784
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,420	3,224
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,260	1,344
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	115	116
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/38	1,515	1,680
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	4,505	2,549
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	130	131
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	4,025	4,029
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/39	2,075	2,289
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	8,545	8,532
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	3,870	4,090
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	4,065	4,039
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/40	5,000	5,484
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	4,280	2,179
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/42	3,775	3,694

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/44	6,000	5,976
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/46	2,435	2,625
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/30	3,190	3,412
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/31	5,000	5,560
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/32	230	257
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/32	5,000	5,619
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	1,695	1,807
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	1,660	1,847
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	10	11
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	5,000	5,671
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	6,500	7,211
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	5,015	5,702
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	1,020	1,128
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	2,465	2,759
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	5,000	5,662
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/36	6,635	6,708
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	1,845	2,032
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/36	1,000	1,132
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/37	4,930	4,993
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/37	1,010	1,120
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/37	1,520	1,704
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/38	5,650	5,685
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,000	1,103
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,500	1,672
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	760	761
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/39	1,515	1,679
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/39	2,500	2,787
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/40	810	805
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/40	1,000	1,092
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/40	6,500	7,161
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	1,970	1,935
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	2,000	2,204
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/42	3,250	3,505
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/42	3,065	3,331
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/43	1,195	1,291
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/43	3,170	3,454
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/44	2,000	1,992
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	6,000	6,410
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	6,085	5,889
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	18,125	19,351
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	3,255	3,343
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.500%	6/15/49	3,370	3,388
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/50	2,000	1,529
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/50	9,325	10,031
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program), Prere.	4.500%	12/15/28	2,060	2,180
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program), Prere.	5.500%	12/15/32	5,515	6,542
	New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	5.250%	12/15/32	2,565	2,998
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	6,250	6,385
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	3,830	4,181
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	3,340	3,377
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,000	1,084
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	10	10
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	6,170	6,203
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/38	1,200	1,296
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/39	360	330
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	2,045	2,047
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/39	6,000	6,416
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	10,825	10,755
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	1,500	1,595
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	19,140	18,610
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	8,600	8,864
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	11,555	11,216
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	3,920	3,444
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	6,115	4,676
[3]	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	210	166
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	8,345	7,976
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	6,815	6,514
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	6,110	6,356
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue, Prere.	5.000%	12/15/28	3,000	3,230
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue, Prere.	5.000%	12/15/30	1,680	1,885

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/32	22,010	24,734
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/34	29,025	33,194
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/35	1,255	1,413
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/35	25,000	28,627
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/36	14,010	15,960
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/37	15,000	16,987
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/38	3,615	4,009
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/38	17,000	19,133
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/39	7,500	8,389
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/39	5,000	5,696
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/40	2,500	2,550
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/40	10,000	11,112
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/41	2,770	3,068
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/41	10,010	11,246
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/42	5,000	4,892
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/42	5,000	5,474
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/42	2,340	2,575
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/30	4,000	4,395
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/33	5,000	5,671
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/37	6,000	6,796
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/43	5,000	5,438
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/45	4,355	4,693
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/50	7,500	7,245
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/50	15,000	16,234
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/55	7,500	7,164
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/55	17,000	18,273
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	1,195	897
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/33	1,630	1,172
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	980	555
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	23,825	12,784
[1,7]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	2,040	1,927
[7,8]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	760	717
[3]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/37	175	105
[3]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/38	26,425	15,159
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	1,045	1,047
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	4,150	4,322
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	760	792
[4]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/27	1,465	1,536
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	14,700	14,945
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	1,220	1,293
[4]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/28	195	209
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	8,395	8,711
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	1,370	1,452
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	545	577
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	1,275	1,374
[4]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/29	800	872
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	1,015	1,053
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	1,085	1,148
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	300	318
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	5,300	5,800
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	15	16
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	4,295	4,449
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	1,935	2,045
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,905	3,070
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,275	2,313
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	5,400	5,994
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	245	249
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	4,935	5,103
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	5,075	5,353
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	4,000	4,490
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	3,860	4,062
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	5,330	5,505

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	200	203
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	3,000	3,402
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	5,045	5,200
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	1,455	1,527
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,085	3,507
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	605	614
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	6,010	6,096
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/37	1,050	1,061
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	6,870	7,167
	New Jersey Turnpike Authority Highway Revenue	3.250%	1/1/38	1,625	1,489
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	11,855	11,860
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	175	175
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/42	13,195	14,446
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	2,925	2,901
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/43	4,000	4,368
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/43	10,000	10,899
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/44	11,645	12,637
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	7,500	8,116
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	5,705	5,550
	New Jersey Turnpike Authority Highway Revenue	4.500%	1/1/48	5,030	5,166
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	6,690	6,921
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	18,135	17,592
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/52	4,015	4,353
	New Jersey Turnpike Authority Highway Revenue	4.125%	1/1/54	7,950	7,821
[6]	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	425	451
[4]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.375%	11/15/52	1,040	1,145
[4]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/62	2,440	2,768
[6]	North Hudson NJ Sewerage Authority Intergovernmental Agreement Revenue, ETM	0.000%	8/1/25	2,000	1,970
	Sayreville Borough NJ GO	2.000%	11/1/31	1,390	1,211
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	275	275
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	6,000	6,232
	South Jersey Transportation Authority Highway Revenue	4.625%	11/1/47	20	20
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	10,000	9,407
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	1,400	1,483
					1,793,082
New Mexico (0.1%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	1,555	1,601
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	2,880	2,966
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/27	1,015	1,067
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/27	1,685	1,771
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	2,370	2,537
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	4,245	4,544
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	885	944
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	6,355	6,909
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/30	740	817
	New Mexico GO	5.000%	3/1/32	725	820
	New Mexico GO	5.000%	3/1/33	655	746
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/25	7,125	7,192
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/27	445	468
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/28	15,000	16,070
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/28	1,545	1,655
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	875	953
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/30	1,210	1,336
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/31	50	56
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/32	210	237
					52,689
New York (23.9%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/25	210	214
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/32	2,000	2,308
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/33	1,500	1,749
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/39	2,070	2,226
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/40	5,000	5,359
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/49	2,350	2,469
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/42	110	112
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	4.000%	7/1/46	3,010	2,851
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/26	3,435	3,525
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/26	3,000	3,078
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/28	15	16
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/29	460	500

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Empire State Development Corp. Income Tax Revenue	5.000%	9/15/29	5,015	5,494
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	3,000	3,314
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	630	637
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	1,190	1,236
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	7,145	7,309
Empire State Development Corp. Income Tax Revenue	5.000%	9/15/30	23,735	26,432
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/31	14,020	14,671
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/31	95	97
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/31	5,460	6,040
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/31	1,280	1,405
Empire State Development Corp. Income Tax Revenue	5.000%	9/15/31	22,930	25,861
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/32	1,660	1,722
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/32	1,230	1,243
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/32	2,105	2,319
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/32	1,865	1,949
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/32	1,960	2,221
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/33	1,700	1,718
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/33	7,605	8,349
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/33	6,285	6,850
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/34	6,520	6,761
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/34	1,025	1,060
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/34	345	357
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/34	865	874
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/34	3,915	3,996
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/34	5,000	5,212
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/34	425	449
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/34	10,010	11,400
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/35	2,070	2,131
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/35	120	124
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/35	265	270
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/35	1,370	1,445
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/35	4,415	4,818
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/35	2,930	3,197
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/35	45	50
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/36	5,590	5,727
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/36	490	492
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/36	2,800	3,047
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/36	6,375	6,627
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/36	1,230	1,339
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/36	3,810	4,008
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/36	140	156
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/37	5,185	5,295
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/37	6,015	6,029
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/37	1,300	1,325
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/37	4,670	5,068
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/37	845	887
Empire State Development Corp. Income Tax Revenue	5.250%	3/15/37	130	147
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/38	30	30
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/38	870	940
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/38	190	199
Empire State Development Corp. Income Tax Revenue	5.250%	3/15/38	50	56
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/39	3,900	3,933
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/39	2,145	2,163
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/39	65	67
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/39	65	68
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/40	2,420	2,085
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/40	24,560	21,161
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/40	2,020	2,025
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/40	7,415	7,699
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/40	3,700	3,824
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/41	3,500	3,732
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/41	7,395	7,630
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/41	120	124
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/41	10,700	11,734
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/42	13,610	13,431
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/42	2,030	2,099
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/42	3,105	3,199
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/42	2,390	2,538
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/43	1,630	1,600
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/43	6,315	6,679

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/43	7,795	8,447
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/44	12,535	12,230
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/44	490	516
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/44	120	124
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/44	10,000	10,713
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/45	3,515	3,409
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/45	13,190	12,791
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/45	7,715	7,451
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/45	16,510	17,024
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/45	12,280	12,372
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/46	6,000	5,787
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/46	5,520	5,302
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/46	8,865	8,551
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/47	6,025	4,656
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/47	10,000	9,614
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/47	1,650	1,579
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/47	4,530	4,733
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/48	9,415	7,186
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/48	2,145	2,055
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/49	28,625	27,373
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/49	1,185	1,133
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/50	4,845	3,622
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/50	6,610	4,942
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/50	2,700	2,571
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/50	10,090	10,489
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/25	1,890	1,895
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/25	2,260	2,266
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/25	150	150
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/25	6,315	6,332
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/26	2,965	3,041
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/27	1,345	1,410
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	1,570	1,592
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	235	238
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	1,350	1,369
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	705	715
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	380	385
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	12,500	12,822
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	220	226
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/27	290	304
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/27	600	629
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/42	2,465	2,683
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/51	12,000	12,722
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/30	50	55
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/32	240	269
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/35	510	549
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/36	745	800
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/36	260	287
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/38	3,005	3,055
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/40	7,485	6,487
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/41	2,165	1,846
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/41	14,175	14,969
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	18,140	15,190
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/42	1,805	1,777
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	660	644
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	17,175	16,833
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/44	10,360	10,028
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/44	5,450	5,298
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	10,000	9,619
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	90	87
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/46	2,775	2,636
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	2,560	1,955
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	5,855	4,441
	Empire State Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	1,095	716
[3]	Genesee NY GO	3.000%	3/15/36	1,000	923
	Hempstead Town Local Development Corp. College & University Revenue	5.000%	7/1/47	780	789
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/25	35	35
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/26	145	148
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/28	7,070	7,390
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/29	3,990	4,168
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/30	2,605	2,716

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/31	2,140	2,227
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/32	4,460	4,631
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	910	943
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	1,230	1,271
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/36	890	900
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	205	211
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	5,845	6,024
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	2,005	2,060
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	22,670	23,184
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	1,955	1,906
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/45	9,025	9,198
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/47	5,190	3,632
[4]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/47	14,515	14,202
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	6,645	6,540
[4]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/26	70	67
[4]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/27	20	19
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	95	101
[4]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/28	360	321
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/28	25	27
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	1,705	1,753
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	335	351
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/32	230	243
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/33	155	163
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	1,515	1,610
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	225	260
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	385	408
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	1,460	1,546
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	1,375	1,408
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	5,390	6,208
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/38	1,000	1,009
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	2,100	2,206
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/40	4,925	5,503
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	65	66
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	5,000	5,534
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	1,565	1,611
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	2,145	2,359
[8]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/43	3,000	3,285
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	5,000	5,398
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/45	1,060	1,067
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/46	7,370	7,512
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/47	8,360	8,557
[4]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/53	5,000	5,284
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	3,500	3,446
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	5,865	5,680
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/29	14,995	14,665
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/31	19,500	19,000
[4]	Long Island Power Authority Electric Power & Light Revenue, ETM	0.000%	6/1/26	40	38
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/25	2,180	2,220
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/26	360	374
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/27	520	541
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/28	715	743
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/29	580	602
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/30	650	675
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/31	3,370	3,497
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/32	490	508
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/33	1,010	1,023
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/33	1,690	1,761
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/34	125	130
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/34	1,175	1,216
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/35	180	187
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/35	495	511
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/35	2,195	2,269
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/36	15,445	15,883
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/40	10,250	11,473
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/41	9,975	11,071
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/42	850	871
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/42	550	566
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/42	8,015	8,827
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/43	10,000	10,935
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/46	13,995	14,229

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/47	5,450	5,571
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/47	10,000	10,726
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/48	20,000	21,388
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/51	1,785	1,675
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/51	5,000	5,071
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/52	8,360	7,826
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	3.000%	11/15/28	675	668
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/30	2,270	1,853
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/32	14,695	11,039
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,765	1,794
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,075	2,110
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	15,715	15,977
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	475	483
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	280	285
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,000	1,017
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	3,175	3,228
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,150	2,230
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	1,465	1,519
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,985	3,095
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	835	866
[4]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	5,110	5,335
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	5	5
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	2,915	2,953
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	9,040	9,547
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	100	106
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	675	706
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	255	263
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	535	552
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,550	1,599
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	30	32
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	4,595	4,931
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	500	521
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,665	1,787
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,255	1,293
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	12,715	13,491
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	4,440	3,736
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	2,005	2,117
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	780	789
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	6,475	6,551
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,855	1,908
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/29	260	264
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	5,065	5,204
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	5,040	5,319
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	2,075	2,103
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	545	551
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	365	375
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	7,265	7,653
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,000	3,331
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	25,870	19,212
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/32	1,135	1,054
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	650	657
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	1,170	1,173
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	250	272
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	720	757
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	5,000	5,585
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	12,135	8,614
[3]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	7,645	7,742
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	3,710	3,896
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	7,880	8,543
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	5,000	5,609
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/34	5,065	5,065
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	4,310	4,345
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	4,000	4,013
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	5,000	5,623
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	12,075	12,162
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	20,215	20,365
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	780	786
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	520	532
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	1,775	1,594
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	6,190	6,175

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/36	15,050	16,667
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	820	734
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	6,625	6,642
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	1,440	1,443
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	5,705	5,806
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	5,000	5,516
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	6,675	6,670
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	695	688
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/39	1,170	605
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	5,115	5,372
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	7,250	7,907
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/40	890	433
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	2,290	2,267
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	7,570	7,578
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/41	350	293
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	3,000	3,242
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	27,670	26,704
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	1,010	963
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	1,525	1,464
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	445	420
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	4,550	4,748
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	8,500	8,072
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	2,940	2,792
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	805	740
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	2,000	1,871
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	23,375	23,852
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	19,830	19,839
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	1,000	1,022
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	1,040	1,077
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/46	405	288
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	8,085	7,511
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	4,180	3,864
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	935	860
[4]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	5,800	5,423
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	5,500	5,109
[4]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	2,000	1,898
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	250	252
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	155	156
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/47	5,000	4,665
	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/47	3,200	3,511
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	6,500	6,028
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	10,000	9,177
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	45	41
[3]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	6,000	5,682
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/48	8,405	8,620
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	12,415	11,451
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	16,000	14,598
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/49	2,330	2,386
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/49	5,125	5,488
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	4,550	4,176
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	10,000	9,178
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	2,115	2,164
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	1,395	1,276
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/51	2,500	2,536
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	12,715	11,598
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/52	4,525	4,617
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	9,100	9,119
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	14,150	14,723
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/56	3,640	3,651
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	9,655	9,718
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	1,610	1,625
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	4,935	5,046
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/30	9,330	9,943
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/37	1,000	1,007
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/43	5,470	5,385
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/43	300	295

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	16,060	15,235
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/53	7,695	8,163
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	8,145	8,145
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/30	485	548
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/31	1,030	1,171
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/32	855	914
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/32	615	697
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/33	745	795
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/33	390	440
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/34	385	433
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/35	3,815	4,042
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/35	820	918
	Nassau County NY GO	5.000%	10/1/27	980	1,040
	Nassau County NY GO	4.000%	4/1/43	110	108
	Nassau County NY GO	4.125%	4/1/47	2,900	2,807
[4]	Nassau County NY GO	5.000%	7/1/49	8,000	8,218
	Nassau County NY GO	4.250%	4/1/52	3,000	2,943
	Nassau County NY GO	4.000%	4/1/53	5,000	4,735
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	1,860	1,691
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	1,620	1,600
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	370	366
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/33	2,000	1,891
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/37	3,000	2,693
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	2.000%	1/1/38	1,925	1,426
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/40	25	21
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/46	30	23
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/29	3,875	4,150
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	2,150	2,329
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/32	2,785	2,864
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	500	468
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	1,245	973
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	790	716
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	7,100	6,304
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	6,140	5,340
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	1,500	1,380
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	4,610	3,466
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	11,640	8,671
[8]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/34	3,500	2,418
[8]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/44	250	99
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	1,485	1,498
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	15	15
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	4,060	4,195
	New York City Municipal Water Finance Authority Water Revenue	3.125%	6/15/27	515	515
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	420	443
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	6,690	6,810
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	10,600	10,791
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	2,695	2,716
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	1,635	1,664
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	530	559
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	1,815	1,848
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	4,725	4,760
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	490	514
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	3,790	3,935
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	550	592
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	440	474
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	715	742
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	240	258
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	1,945	1,959
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	14,120	14,225
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	1,485	1,557
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	255	270
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	80	81
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	140	148
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	280	285
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	4,040	4,432
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	610	680
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	1,125	1,144
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	865	965

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	285	318
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	890	932
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	795	887
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	170	190
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	340	342
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	1,710	1,722
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	1,585	1,791
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	2,225	2,514
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	770	870
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	225	227
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	810	848
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	65	73
New York City Municipal Water Finance Authority Water Revenue	4.500%	6/15/32	7,075	7,200
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	6,755	6,863
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	525	571
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	3,215	3,389
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	7,055	7,934
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	1,015	1,131
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	415	462
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	1,055	1,103
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	120	137
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/33	1,410	1,430
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	1,005	1,049
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	1,250	1,344
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	545	611
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	45	52
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/33	25	26
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	2,060	2,092
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	4,930	5,662
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	340	385
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	1,635	1,905
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	7,665	7,779
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	2,185	2,449
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	1,120	1,312
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	425	486
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	345	369
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	6,750	7,909
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/36	8,670	8,198
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/36	260	266
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	2,085	2,164
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	3,510	3,560
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	3,360	3,610
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	5,580	6,571
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	20,820	23,883
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	7,810	9,198
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/36	7,020	7,334
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/37	470	428
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/37	300	294
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	150	151
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	130	132
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	10,255	10,386
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	15	15
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	890	895
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	2,370	2,442
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	805	834
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	135	142
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	1,450	1,503
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/37	4,485	4,680
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/37	22,400	23,201
New York City Municipal Water Finance Authority Water Revenue	3.750%	6/15/38	240	232
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	4,855	5,024
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	1,060	1,114
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	3,835	3,948
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	45	48
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/39	3,650	3,663
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	21,145	21,260
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	10,700	10,758
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	15,345	15,428
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	1,650	1,671
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	2,385	2,501

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	515	518
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	4,475	5,039
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/40	245	209
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/40	880	838
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/40	5,395	5,403
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/40	2,010	2,013
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	1,470	1,488
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	2,010	2,134
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	5,760	6,031
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	6,210	6,557
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	8,050	8,352
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	15,730	16,315
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	9,050	9,007
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	2,670	2,657
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	2,040	2,041
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	10,000	8,692
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	7,850	7,776
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	6,195	6,175
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	9,735	9,680
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	5,835	5,802
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	10,755	10,721
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/43	9,030	8,900
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	20,990	16,861
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/44	10,520	10,162
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/44	2,410	2,566
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/44	55	58
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/44	1,105	1,193
New York City Municipal Water Finance Authority Water Revenue	3.375%	6/15/45	285	252
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	3,165	3,041
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	19,725	19,167
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	5,000	4,859
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	1,075	1,101
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	14,620	15,157
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	1,610	1,716
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/46	3,485	2,720
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/46	20,055	19,430
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/46	250	242
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/46	9,520	9,329
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	10,530	10,696
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	4,110	4,204
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	5,810	6,214
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	9,055	9,777
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/46	1,475	1,505
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/46	5,185	5,645
New York City Municipal Water Finance Authority Water Revenue	3.750%	6/15/47	335	294
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/47	1,130	1,075
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/47	35	33
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/47	45	43
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/47	9,110	8,926
New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/47	8,380	8,321
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	16,580	16,936
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	10,015	10,648
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	1,000	1,067
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/47	800	822
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/47	15,185	16,555
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	11,265	9,790
New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/48	3,930	3,451
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/48	1,910	1,812
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	24,055	24,566
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	2,575	2,687
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	22,620	23,197
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	10	11
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	3,170	3,403
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/49	20	15
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	11,850	11,238
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	5,250	5,002
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	2,540	2,420
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	5,540	5,278
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	18,875	19,498
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	3,055	3,176

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	5,100	5,323
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	7,170	7,676
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	980	750
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	150	115
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	150	115
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	1,950	1,856
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	10,560	10,050
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	40	38
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	9,220	8,775
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	10,955	11,392
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	230	240
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	5,560	5,800
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/51	25	19
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/51	11,005	10,431
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/51	5,000	4,739
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/51	20,000	21,362
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/52	17,560	16,607
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/52	3,435	3,606
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	13,090	14,059
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/53	17,670	19,177
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/54	6,110	5,758
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/54	16,900	18,223
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	6,420	6,475
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	260	262
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	2,010	2,027
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	280	283
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/26	1,000	1,032
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/26	350	361
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	2,105	2,225
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	165	174
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	4,905	5,170
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	390	420
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	6,085	6,552
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	4,665	4,910
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	635	677
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	885	893
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	3,620	3,846
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	175	195
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	1,760	1,848
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	660	692
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	1,250	1,325
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	155	175
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	125	126
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	4,740	4,954
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	260	292
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	5,805	6,136
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	20	23
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	1,660	1,674
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	3,825	4,032
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	330	369
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	240	273
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	4,200	4,235
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	5,730	6,031
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	55	62
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	30,600	31,877
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	1,050	1,058
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	2,800	2,913
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	28,560	29,995
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	2,895	2,903
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	170	175
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	7,025	7,364
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/37	635	650
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/37	3,525	3,686
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	5,585	5,622
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/39	50	44
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	16,385	16,482
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	600	604
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	16,200	12,329
New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/25	1,905	1,926
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/27	90	95

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/28	1,090	1,174
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/28	20	22
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/29	1,330	1,419
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/29	180	192
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	155	158
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	1,390	1,393
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	2,410	2,560
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	430	457
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	415	422
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	540	572
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	910	964
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	400	401
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.125%	7/15/32	750	739
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	485	513
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	2,550	2,695
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	850	896
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	1,375	1,378
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	680	716
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	3,715	3,724
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	190	193
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/35	2,280	2,413
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	165	167
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	1,160	1,164
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	250	251
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/36	175	185
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	5,385	5,438
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	6,515	6,610
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	345	346
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/40	4,600	4,600
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/40	10,075	10,096
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/42	2,780	2,719
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	4,625	4,771
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,795	2,883
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	7,035	7,048
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	7,390	7,470
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/45	10,060	9,652
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/46	3,000	2,865
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	1,835	1,582
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,180	2,191
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	1,005	1,022
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	1,080	1,098
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	10,855	11,040
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,600	2,644
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	2,985	3,000
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,990	2,069
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	795	826
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	20,790	21,611
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	2,665	2,770
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,875	1,904
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,280	1,331
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	16,270	16,913
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	1,460	1,468
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	695	706
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	860	899
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	1,025	1,087
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	4,655	4,938
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	10,135	10,750
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	4,315	4,577
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	6,050	6,417
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	3,615	3,883
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	790	849
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	175	177
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,475	1,538
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	2,455	2,649
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,645	1,775
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	3,895	4,202
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	35	37
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,015	1,095
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	140	151
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	1,125	1,147

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	390	398
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	1,825	1,870
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	210	212
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	1,550	1,693
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	6,680	7,295
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,250	3,387
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	1,100	1,116
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	4,190	4,595
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,000	3,290
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,685	4,041
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	105	115
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,540	3,882
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	1,780	1,846
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	5,185	5,284
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	1,955	1,993
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/30	140	141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/30	660	688
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/30	220	218
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	6,700	6,891
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	1,465	1,533
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/30	355	352
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,525	1,532
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	5,825	6,068
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	325	361
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	295	328
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	2,790	3,102
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	3,675	4,086
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	170	189
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	110	122
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	860	876
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	5,415	5,615
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	265	270
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/31	2,185	2,206
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	1,585	1,650
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	2,110	2,344
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	2,050	2,069
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	1,625	1,670
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	1,005	1,051
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	180	202
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	2,850	2,889
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	2,960	3,332
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	15	17
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	205	212
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	3,005	3,060
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	4,485	4,664
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	2,560	2,618
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	3,575	3,780
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	375	414
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	2,080	2,136
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	5,485	5,534
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	150	170
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	25	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	3,845	3,896
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	1,960	2,162
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	4,890	5,520
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	3,070	3,492
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/33	1,405	1,392
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/33	695	700
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	1,025	1,061
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,195	1,241
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,370	1,400
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,505	1,589
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,515	1,667
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	6,085	6,245
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	1,300	1,311
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	7,480	7,574
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	580	642
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	16,210	18,079
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	9,280	10,196
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	13,170	14,790

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	5,025	5,719
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	3,700	3,764
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	2,450	2,502
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	780	822
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	2,170	2,380
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	405	444
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,430	2,492
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	1,025	1,033
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,000	2,083
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	315	328
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	285	301
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,905	3,222
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	2,290	2,375
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	1,430	1,447
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	100	110
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	1,165	1,251
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	5,035	5,706
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	375	400
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	1,295	1,419
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/35	2,135	2,051
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	160	163
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	570	626
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/35	2,380	2,460
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	11,485	11,907
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	150	153
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	1,795	1,912
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	2,115	2,310
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	5,360	6,055
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	8/1/35	110	107
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	205	206
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	3,000	3,166
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	690	762
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	380	383
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	5,215	5,381
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	45	46
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	115	119
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	1,190	1,204
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	150	160
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	2,180	2,334
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/35	2,115	2,407
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	6,505	6,530
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	3,470	3,483
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	705	727
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	630	690
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	795	882
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	1,585	1,592
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	3,595	3,685
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,715	3,847
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,585	3,657
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	125	133
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,610	3,790
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	8,380	8,446
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	2,660	2,764
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	135	142
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	30	32
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	500	512
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	3,565	3,975
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	5,290	5,360
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	110	120
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	9,370	10,182
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	15	17
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/36	1,860	2,111
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/37	1,825	1,701
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	3,155	3,252
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	470	519
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,080	1,087
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	3,925	4,002
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	3,130	3,191
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	1,035	1,085
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	60	63

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	3,200	3,475
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	365	409
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	3,110	3,134
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	55	58
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	3,335	3,698
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/37	3,755	3,983
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	3,490	3,522
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	3,950	3,990
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	1,000	1,019
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	5,065	5,168
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	10,000	10,845
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	3,545	3,958
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	4,590	5,181
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	1,910	2,156
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/38	1,755	1,570
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	1,415	1,438
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	2,700	2,749
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	1,965	1,994
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	5,100	5,250
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	6,605	6,702
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	75	78
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	8,465	8,928
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	2,315	2,391
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	100	111
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.500%	8/1/38	465	453
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	5,090	5,122
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	1,680	1,706
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	2,725	2,772
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	4,800	4,798
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,460	10,838
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,000	5,065
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	665	674
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,725	2,740
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	1,795	1,824
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	3,390	3,811
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/39	1,160	1,018
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	1,040	1,055
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	2,925	3,205
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	45	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	1,210	1,222
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,475	2,500
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	1,625	1,676
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	2,885	3,035
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	185	193
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	45	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/39	625	607
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	1,590	1,592
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	11,925	11,964
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	3,010	3,040
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	8,455	8,746
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	9,530	10,476
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/39	300	257
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	6,440	6,446
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	1,825	1,840
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	620	621
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,395	2,505
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	4,460	4,520
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	9,300	10,122
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	15,340	15,596
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	1,460	1,609
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/40	3,760	3,182
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/40	50	47
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	8,765	9,053
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	625	653
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/40	5,250	5,836
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	9,655	9,629
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	1,265	1,272
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	3,795	3,964
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	2/1/41	10,000	8,701
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	1,000	1,002

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	13,160	13,184
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	30	30
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	7,065	7,635
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	100	109
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	5,000	4,947
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	4,730	4,736
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	2,875	2,988
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	1,650	1,804
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/41	5,000	4,163
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/41	2,125	2,110
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/41	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/41	10,330	10,647
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/41	9,505	10,317
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/41	3,700	3,705
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,715	3,872
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	275	301
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/41	4,015	4,441
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	2/1/42	270	232
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/42	155	152
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/42	5,790	6,210
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	255	250
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	8,050	7,915
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	5,000	4,971
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	1,840	1,994
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/42	1,415	1,180
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/42	2,785	3,050
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/42	3,395	3,726
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/43	150	148
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	2,020	2,066
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	11,040	11,756
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	5/1/43	550	468
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/43	55	54
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/43	1,970	1,942
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/43	360	369
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/43	1,860	1,999
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/43	4,075	3,956
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/43	4,500	4,810
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/43	7,575	7,466
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/43	6,000	5,857
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/43	5,000	5,445
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/44	9,845	9,526
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/44	130	139
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/44	130	138
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/44	2,225	2,149
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/44	2,460	2,400
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/44	125	121
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/44	1,365	1,461
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/44	150	145
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/44	3,000	3,194
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/44	7,800	7,608
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/45	10,085	10,741
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/45	3,335	2,635
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/45	25,115	24,325
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/45	5,195	5,028
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/45	7,335	7,520
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	4,300	4,139
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/46	1,160	1,121
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	4,085	3,191
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/46	2,450	2,606
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/46	4,750	4,589
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/46	3,000	3,182
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	13,170	13,861
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	11,565	12,171
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/47	5,320	5,734
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/47	10,000	9,630
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/47	7,650	8,111
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/47	10,575	8,103
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/48	120	92
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	11,430	10,984
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/48	11,400	12,236

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/50	10,000	7,476
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	2.250%	2/1/51	2,015	1,182
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	7,620	5,674
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	1,000	952
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/51	3,765	3,934
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/53	2,070	2,175
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.750%	2/3/25	27,580	27,580
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/25	2,375	2,402
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/31	205	205
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/33	2,390	2,393
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/34	100	100
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/41	11,165	11,179
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/25	2,070	2,105
New York City Transitional Finance Authority Income Tax Revenue	5.000%	8/1/26	5	5
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/26	1,490	1,549
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/27	6,000	6,301
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/27	7,000	7,352
New York City Transitional Finance Authority Income Tax Revenue	5.000%	8/1/27	425	449
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/27	4,910	5,208
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/27	5,000	5,303
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/28	7,030	7,518
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/28	4,925	5,314
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/28	6,360	6,862
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	4,000	4,386
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	4,500	4,965
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	2,390	2,637
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	4,900	5,448
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/31	1,920	2,161
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/32	1,700	1,923
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/32	7,000	7,919
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/33	24,930	28,555
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/33	9,645	11,048
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/34	3,000	3,428
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/34	3,000	3,428
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/34	4,145	4,756
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/34	3,200	3,685
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/35	3,000	3,410
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/35	3,005	3,415
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/35	4,000	4,563
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/35	4,390	5,037
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/36	1,000	1,133
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/36	21,585	24,679
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/37	1,025	1,154
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/37	15,000	16,985
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/37	4,590	5,180
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/37	18,495	20,999
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/38	1,540	1,732
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/38	12,015	13,601
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/38	7,270	8,167
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/39	2,940	3,291
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	1,000	1,115
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	1,000	1,120
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	5,000	5,630
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	1,265	1,424
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/39	1,205	1,346
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/39	22,475	25,232
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/39	5,000	5,613
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/40	2,000	2,215
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/40	4,535	5,068
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/40	4,075	4,533
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/40	1,860	2,079
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/41	2,000	2,196
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/41	5,500	6,090
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/41	9,000	9,965
New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/41	2,035	2,324
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/41	7,960	8,776
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/42	2,765	3,014
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/42	2,040	2,219
New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/42	1,000	1,135
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/43	2,560	2,766

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/43	2,000	2,157
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/43	11,140	12,349
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/43	5,000	5,429
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/44	1,000	1,122
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/44	2,550	2,862
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/44	12,460	13,467
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/45	13,000	13,955
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/45	10,000	10,767
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/45	5,000	5,500
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/45	7,500	8,075
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/46	18,000	19,316
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/46	9,000	9,658
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/47	6,735	7,182
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/47	27,325	29,217
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/47	2,925	3,127
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/48	5,000	5,302
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/48	7,815	8,477
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/48	11,900	12,953
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/49	10,085	10,912
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/49	2,790	3,029
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	11/1/49	12,000	13,367
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/50	13,190	13,992
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/50	6,780	7,192
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/50	3,765	4,051
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/51	12,840	13,842
	New York City Transitional Finance Authority Income Tax Revenue	4.125%	5/1/52	8,500	8,206
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/52	7,040	7,820
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	2/1/53	3,330	3,581
	New York City Transitional Finance Authority Income Tax Revenue	4.375%	5/1/53	2,500	2,479
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/53	15,605	16,510
	New York City Transitional Finance Authority Income Tax Revenue	4.250%	2/1/54	4,500	4,395
	New York City Transitional Finance Authority Income Tax Revenue	4.250%	5/1/54	21,000	20,492
	New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	11/1/25	210	214
	New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	8/1/26	20	21
	New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	8/1/27	575	606
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	4,400	4,573
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/34	2,925	1,995
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/36	700	433
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/37	1,415	828
[4]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/39	500	261
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	650	320
[4]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/43	345	143
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/45	100	93
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/45	1,890	1,894
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/47	12,525	4,158
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/55	5,000	1,071
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	575	469
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	385	288
	New York NY GO	5.000%	8/1/25	1,535	1,552
	New York NY GO	5.000%	8/1/25	2,285	2,310
	New York NY GO	5.000%	8/1/25	775	776
	New York NY GO	5.000%	8/1/25	7,485	7,568
	New York NY GO	5.000%	8/1/25	11,575	11,704
	New York NY GO	5.000%	8/1/25	2,455	2,482
	New York NY GO	5.000%	8/1/25	6,805	6,881
	New York NY GO	5.000%	8/1/25	1,780	1,800
	New York NY GO	5.000%	8/1/25	1,430	1,446
	New York NY GO	5.000%	8/1/25	2,030	2,053
	New York NY GO	5.000%	8/1/25	4,075	4,120
	New York NY GO	5.000%	8/1/25	5,425	5,485
	New York NY GO	5.000%	8/1/25	3,155	3,190
	New York NY GO	5.000%	8/1/25	4,195	4,242
	New York NY GO	5.000%	8/1/25	325	329
	New York NY GO	5.000%	9/1/25	2,600	2,634
	New York NY GO	5.000%	3/1/26	3,400	3,482
	New York NY GO	5.000%	8/1/26	2,115	2,158
	New York NY GO	5.000%	8/1/26	5,545	5,598
	New York NY GO	5.000%	8/1/26	705	728
	New York NY GO	5.000%	8/1/26	9,935	10,265
	New York NY GO	5.000%	8/1/26	4,095	4,231

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/26	1,065	1,100
New York NY GO	5.000%	8/1/26	910	940
New York NY GO	5.000%	8/1/26	17,715	18,304
New York NY GO	5.000%	8/1/26	3,305	3,415
New York NY GO	5.000%	8/1/26	1,130	1,168
New York NY GO	5.000%	8/1/26	5	5
New York NY GO	5.000%	3/1/27	135	141
New York NY GO	5.000%	8/1/27	7,235	7,382
New York NY GO	5.000%	8/1/27	10,845	10,959
New York NY GO	5.000%	8/1/27	1,620	1,623
New York NY GO	5.000%	8/1/27	4,355	4,487
New York NY GO	5.000%	8/1/27	3,560	3,752
New York NY GO	5.000%	8/1/27	1,330	1,402
New York NY GO	5.000%	8/1/27	6,580	6,857
New York NY GO	5.000%	8/1/27	18,835	19,853
New York NY GO	5.000%	8/1/27	1,840	1,939
New York NY GO	5.000%	8/1/27	6,340	6,683
New York NY GO	5.000%	8/1/27	1,310	1,381
New York NY GO	5.000%	8/1/27	3,770	3,974
New York NY GO	5.000%	8/1/27	315	332
New York NY GO	5.000%	8/1/27	9,305	9,808
New York NY GO	5.000%	9/1/27	175	185
New York NY GO	5.000%	9/1/27	3,165	3,341
New York NY GO	5.000%	8/1/28	270	273
New York NY GO	5.000%	8/1/28	1,155	1,157
New York NY GO	5.000%	8/1/28	185	191
New York NY GO	5.000%	8/1/28	12,750	13,278
New York NY GO	5.000%	8/1/28	4,665	4,905
New York NY GO	5.000%	8/1/28	1,925	2,040
New York NY GO	5.000%	8/1/28	6,105	6,552
New York NY GO	5.000%	8/1/28	5,655	5,769
New York NY GO	5.000%	8/1/28	13,275	14,248
New York NY GO	5.000%	8/1/28	14,125	15,160
New York NY GO	5.000%	8/1/28	1,090	1,170
New York NY GO	5.000%	8/1/28	155	166
New York NY GO	5.000%	8/1/28	1,000	1,073
New York NY GO	5.000%	8/1/28	11,960	12,836
New York NY GO	5.000%	9/1/28	40	43
New York NY GO	5.000%	9/1/28	5,935	6,379
New York NY GO	5.000%	10/1/28	50	54
New York NY GO	5.000%	8/1/29	2,060	2,064
New York NY GO	5.000%	8/1/29	6,495	6,688
New York NY GO	5.000%	8/1/29	195	205
New York NY GO	5.000%	8/1/29	50	51
New York NY GO	5.000%	8/1/29	2,450	2,589
New York NY GO	5.000%	8/1/29	15,420	16,819
New York NY GO	5.000%	8/1/29	1,000	1,091
New York NY GO	5.000%	8/1/29	11,610	12,663
New York NY GO	5.000%	8/1/29	1,530	1,669
New York NY GO	5.000%	8/1/29	95	104
New York NY GO	5.000%	8/1/29	200	216
New York NY GO	5.000%	9/1/29	2,110	2,305
New York NY GO	5.000%	9/1/29	5,020	5,483
New York NY GO	5.000%	10/1/29	185	202
New York NY GO	5.000%	4/1/30	1,000	1,101
New York NY GO	5.000%	8/1/30	350	357
New York NY GO	5.000%	8/1/30	2,230	2,293
New York NY GO	5.000%	8/1/30	3,585	3,686
New York NY GO	5.000%	8/1/30	2,425	2,560
New York NY GO	5.000%	8/1/30	2,320	2,568
New York NY GO	5.000%	8/1/30	14,000	15,494
New York NY GO	5.000%	8/1/30	4,070	4,504
New York NY GO	5.000%	8/1/30	8,725	9,656
New York NY GO	5.000%	8/1/30	4,590	5,080
New York NY GO	5.000%	8/1/30	520	575
New York NY GO	5.000%	8/1/30	21,455	23,744
New York NY GO	5.000%	9/1/30	5,000	5,540
New York NY GO	5.000%	10/1/30	3,000	3,253
New York NY GO	5.250%	10/1/30	1,360	1,441
New York NY GO	5.000%	12/1/30	595	615

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	3/1/31	2,000	2,227
New York NY GO	4.000%	8/1/31	5,000	5,043
New York NY GO	5.000%	8/1/31	5,515	5,617
New York NY GO	5.000%	8/1/31	1,150	1,212
New York NY GO	5.000%	8/1/31	13,420	14,821
New York NY GO	5.000%	8/1/31	5,025	5,624
New York NY GO	5.000%	8/1/31	1,235	1,364
New York NY GO	5.000%	8/1/31	250	268
New York NY GO	5.000%	8/1/31	1,145	1,282
New York NY GO	5.000%	8/1/31	13,490	15,099
New York NY GO	5.000%	9/1/31	3,000	3,361
New York NY GO	5.000%	10/1/31	60	65
New York NY GO	5.250%	10/1/31	8,115	8,587
New York NY GO	5.000%	12/1/31	220	227
New York NY GO	5.000%	4/1/32	215	239
New York NY GO	5.000%	5/1/32	35	39
New York NY GO	4.000%	8/1/32	610	614
New York NY GO	5.000%	8/1/32	140	140
New York NY GO	5.000%	8/1/32	1,185	1,266
New York NY GO	5.000%	8/1/32	240	253
New York NY GO	5.000%	8/1/32	5,005	5,660
New York NY GO	5.000%	8/1/32	90	101
New York NY GO	5.000%	8/1/32	190	215
New York NY GO	5.000%	8/1/32	14,000	15,833
New York NY GO	5.000%	10/1/32	235	254
New York NY GO	5.000%	10/1/32	50	57
New York NY GO	5.250%	10/1/32	20	21
New York NY GO	5.000%	12/1/32	775	801
New York NY GO	3.250%	3/1/33	85	84
New York NY GO	5.000%	3/1/33	4,750	5,399
New York NY GO	5.000%	4/1/33	2,125	2,239
New York NY GO	5.000%	4/1/33	255	282
New York NY GO	5.000%	4/1/33	5,140	5,847
New York NY GO	3.500%	6/1/33	435	430
New York NY GO	4.000%	8/1/33	90	91
New York NY GO	5.000%	8/1/33	1,000	1,002
New York NY GO	5.000%	8/1/33	1,525	1,566
New York NY GO	5.000%	8/1/33	260	277
New York NY GO	5.000%	8/1/33	1,500	1,644
New York NY GO	5.000%	8/1/33	1,175	1,288
New York NY GO	5.000%	8/1/33	1,105	1,228
New York NY GO	5.000%	8/1/33	12,880	14,699
New York NY GO	5.000%	10/1/33	1,555	1,673
New York NY GO	5.250%	10/1/33	300	317
New York NY GO	5.000%	12/1/33	2,385	2,464
New York NY GO	5.000%	12/1/33	985	1,047
New York NY GO	5.250%	3/1/34	2,725	2,884
New York NY GO	5.000%	4/1/34	1,310	1,378
New York NY GO	5.000%	4/1/34	10	11
New York NY GO	5.000%	4/1/34	3,125	3,585
New York NY GO	5.000%	5/1/34	520	582
New York NY GO	3.000%	8/1/34	525	500
New York NY GO	4.000%	8/1/34	125	127
New York NY GO	4.000%	8/1/34	500	516
New York NY GO	4.000%	8/1/34	75	78
New York NY GO	4.000%	8/1/34	145	146
New York NY GO	5.000%	8/1/34	2,145	2,282
New York NY GO	5.000%	8/1/34	2,090	2,283
New York NY GO	5.000%	8/1/34	5,050	5,738
New York NY GO	5.000%	8/1/34	475	540
New York NY GO	5.000%	8/1/34	95	104
New York NY GO	5.000%	8/1/34	10,275	11,818
New York NY GO	5.000%	9/1/34	85	95
New York NY GO	3.000%	10/1/34	520	496
New York NY GO	5.000%	10/1/34	2,675	2,871
New York NY GO	5.000%	10/1/34	220	247
New York NY GO	5.000%	12/1/34	100	103
New York NY GO	3.000%	3/1/35	2,105	1,961
New York NY GO	5.250%	3/1/35	6,150	6,494
New York NY GO	5.000%	4/1/35	2,145	2,416

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	4/1/35	1,750	1,922
New York NY GO	5.000%	4/1/35	5,000	5,699
New York NY GO	5.000%	6/1/35	5,000	5,033
New York NY GO	4.000%	8/1/35	195	196
New York NY GO	4.000%	8/1/35	25	25
New York NY GO	5.000%	8/1/35	1,700	1,849
New York NY GO	5.000%	8/1/35	430	460
New York NY GO	5.000%	8/1/35	10,635	12,151
New York NY GO	5.000%	9/1/35	490	547
New York NY GO	4.000%	10/1/35	165	168
New York NY GO	5.000%	10/1/35	3,055	3,195
New York NY GO	5.000%	10/1/35	310	346
New York NY GO	5.000%	12/1/35	1,145	1,180
New York NY GO	5.000%	12/1/35	170	180
New York NY GO	4.000%	3/1/36	45	46
New York NY GO	4.000%	3/1/36	95	96
New York NY GO	5.000%	3/1/36	1,585	1,733
New York NY GO	5.000%	4/1/36	10	10
New York NY GO	5.000%	4/1/36	1,025	1,149
New York NY GO	5.000%	4/1/36	5,050	5,728
New York NY GO	5.000%	6/1/36	400	403
New York NY GO	3.000%	8/1/36	2,075	1,903
New York NY GO	4.000%	8/1/36	170	170
New York NY GO	4.000%	8/1/36	80	82
New York NY GO	5.000%	8/1/36	375	407
New York NY GO	5.000%	8/1/36	7,500	8,526
New York NY GO	5.000%	9/1/36	100	111
New York NY GO	5.000%	10/1/36	35	39
New York NY GO	4.000%	12/1/36	25	25
New York NY GO	5.000%	12/1/36	155	164
New York NY GO	5.000%	3/1/37	5,535	5,963
New York NY GO	5.000%	3/1/37	110	120
New York NY GO	5.000%	4/1/37	30	31
New York NY GO	5.000%	4/1/37	1,730	1,934
New York NY GO	5.000%	5/1/37	575	636
New York NY GO	3.750%	6/1/37	300	290
New York NY GO	4.000%	8/1/37	1,690	1,713
New York NY GO	4.000%	8/1/37	3,120	3,179
New York NY GO	5.000%	8/1/37	3,820	3,906
New York NY GO	5.000%	8/1/37	1,580	1,769
New York NY GO	5.000%	9/1/37	105	116
New York NY GO	4.000%	10/1/37	25	25
New York NY GO	5.000%	10/1/37	1,365	1,424
New York NY GO	5.000%	12/1/37	140	147
New York NY GO	5.000%	12/1/37	6,500	6,677
New York NY GO	3.500%	3/1/38	805	752
New York NY GO	5.000%	3/1/38	75	81
New York NY GO	3.375%	4/1/38	265	252
New York NY GO	5.000%	4/1/38	3,045	3,393
New York NY GO	4.000%	8/1/38	3,625	3,660
New York NY GO	4.000%	8/1/38	2,245	2,282
New York NY GO	5.000%	8/1/38	12,075	12,329
New York NY GO	5.000%	8/1/38	175	189
New York NY GO	5.000%	8/1/38	1,930	2,155
New York NY GO	5.000%	8/1/38	2,260	2,524
New York NY GO	5.000%	9/1/38	5	6
New York NY GO	5.000%	9/1/38	8,330	9,404
New York NY GO	5.000%	10/1/38	4,005	4,167
New York NY GO	5.000%	10/1/38	45	48
New York NY GO	5.250%	10/1/38	60	67
New York NY GO	5.000%	12/1/38	1,000	1,025
New York NY GO	5.000%	12/1/38	5,075	5,331
New York NY GO	5.000%	3/1/39	55	59
New York NY GO	5.000%	3/1/39	3,395	3,804
New York NY GO	5.000%	4/1/39	2,000	2,219
New York NY GO	5.250%	5/1/39	4,455	4,969
New York NY GO	4.000%	8/1/39	705	712
New York NY GO	4.000%	8/1/39	4,010	4,054
New York NY GO	4.000%	8/1/39	90	89
New York NY GO	5.000%	8/1/39	4,305	4,559

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	10/1/39	1,250	1,297
New York NY GO	5.250%	10/1/39	1,020	1,141
New York NY GO	5.000%	12/1/39	90	94
New York NY GO	5.000%	3/1/40	35	37
New York NY GO	5.000%	4/1/40	2,100	2,314
New York NY GO	4.250%	5/1/40	11,500	11,822
New York NY GO	5.250%	5/1/40	4,500	4,993
New York NY GO	4.000%	8/1/40	4,230	4,247
New York NY GO	4.000%	8/1/40	30	30
New York NY GO	5.000%	8/1/40	2,345	2,592
New York NY GO	5.000%	9/1/40	5,200	5,806
New York NY GO	4.000%	10/1/40	6,545	6,572
New York NY GO	4.000%	10/1/40	655	644
New York NY GO	5.250%	10/1/40	15	17
New York NY GO	5.000%	12/1/40	2,660	2,786
New York NY GO	3.000%	3/1/41	75	62
New York NY GO	5.000%	4/1/41	3,645	3,981
New York NY GO	5.250%	5/1/41	2,450	2,697
New York NY GO	4.000%	8/1/41	2,505	2,513
New York NY GO	4.000%	8/1/41	4,545	4,563
New York NY GO	5.000%	8/1/41	130	142
New York NY GO	5.000%	8/1/41	4,750	5,007
New York NY GO	5.000%	9/1/41	115	125
New York NY GO	5.000%	9/1/41	9,200	10,171
New York NY GO	3.000%	10/1/41	5,110	4,245
New York NY GO	4.000%	10/1/41	7,930	7,730
New York NY GO	5.250%	10/1/41	4,000	4,424
New York NY GO	4.000%	12/1/41	1,180	1,156
New York NY GO	4.000%	3/1/42	3,695	3,690
New York NY GO	4.000%	3/1/42	25	24
New York NY GO	5.000%	3/1/42	40	43
New York NY GO	5.250%	5/1/42	110	120
New York NY GO	4.000%	8/1/42	9,160	9,167
New York NY GO	4.000%	8/1/42	5,195	5,188
New York NY GO	5.000%	8/1/42	3,605	3,922
New York NY GO	5.000%	9/1/42	1,480	1,598
New York NY GO	3.250%	10/1/42	1,405	1,206
New York NY GO	5.000%	10/1/42	3,000	3,160
New York NY GO	5.250%	10/1/42	11,450	12,584
New York NY GO	4.000%	12/1/42	1,365	1,321
New York NY GO	3.500%	3/1/43	440	396
New York NY GO	5.000%	3/1/43	1,840	1,931
New York NY GO	5.000%	3/1/43	7,000	7,412
New York NY GO	5.000%	3/1/43	5,000	5,416
New York NY GO	5.000%	4/1/43	19,660	20,313
New York NY GO	5.000%	8/1/43	2,695	2,837
New York NY GO	5.000%	9/1/43	3,350	3,642
New York NY GO	5.000%	10/1/43	5,000	5,245
New York NY GO	4.000%	12/1/43	1,195	1,159
New York NY GO	4.000%	12/1/43	4,000	3,830
New York NY GO	4.000%	3/1/44	1,010	991
New York NY GO	5.000%	4/1/44	2,500	2,698
New York NY GO	5.250%	4/1/44	45	49
New York NY GO	5.000%	8/1/44	1,000	1,074
New York NY GO	5.000%	9/1/44	18,365	19,873
New York NY GO	3.000%	10/1/44	900	714
New York NY GO	5.000%	12/1/44	13,515	14,023
New York NY GO	3.000%	3/1/45	50	39
New York NY GO	3.625%	3/1/45	225	199
New York NY GO	5.000%	3/1/45	5,000	5,361
New York NY GO	5.500%	5/1/45	1,435	1,574
New York NY GO	3.000%	8/1/45	750	587
New York NY GO	4.000%	3/1/46	6,000	5,806
New York NY GO	3.500%	4/1/46	2,740	2,361
New York NY GO	5.500%	5/1/46	2,000	2,185
New York NY GO	5.250%	4/1/47	6,500	7,009
New York NY GO	5.250%	4/1/47	2,115	2,297
New York NY GO	5.000%	8/1/47	19,870	20,834
New York NY GO	5.000%	9/1/47	11,890	12,691
New York NY GO	5.250%	10/1/47	3,855	4,141

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.500%	4/1/48	7,500	8,296
	New York NY GO	5.000%	9/1/48	25,155	26,773
	New York NY GO	5.250%	3/1/49	6,000	6,480
	New York NY GO	5.500%	4/1/49	5,000	5,517
	New York NY GO	4.500%	5/1/49	10,050	10,153
	New York NY GO	4.000%	3/1/50	24,275	23,049
	New York NY GO	5.000%	3/1/50	1,675	1,744
	New York NY GO	5.000%	4/1/50	2,500	2,646
	New York NY GO	3.000%	8/1/50	25	19
	New York NY GO	5.250%	9/1/50	5,000	5,405
	New York NY GO	3.000%	3/1/51	1,970	1,453
[3]	New York NY GO	3.000%	3/1/51	3,165	2,347
	New York NY GO	5.000%	8/1/51	14,260	15,035
	New York NY GO	4.000%	9/1/52	8,500	8,027
	New York NY GO	5.250%	3/1/53	23,885	25,694
	New York NY GO	4.125%	8/1/53	10,875	10,502
	New York NY GO	4.125%	3/1/54	9,000	8,676
	New York NY GO	5.250%	4/1/54	13,005	13,989
	New York NY GO PUT	5.000%	12/1/25	2,000	2,012
	New York NY GO VRDO	1.750%	2/3/25	60,720	60,720
	New York NY GO VRDO	1.750%	2/3/25	22,850	22,850
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/45	12,920	12,540
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	23,970	22,931
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	23,865	22,533
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,000	6,081
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/27	925	985
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/47	5,000	4,781
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/48	2,600	2,774
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/58	5,000	5,325
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/63	3,105	3,295
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	785	792
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/27	270	287
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	270	286
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	245	275
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	590	607
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	100	114
[7]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/31	310	341
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/31	4,000	4,566
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	2,020	2,108
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/32	50	58
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	350	360
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	3,295	3,315
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	265	276
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	360	388
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/33	40	47
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	1,255	1,262
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	1,720	1,791
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	245	264
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/34	85	98
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	870	880
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	1,335	1,349
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	7,810	7,398
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	2,385	2,449
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/36	4,000	4,635
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/38	600	632
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/38	12,385	12,972
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	4,980	4,981
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,955	2,002
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	45	40
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	2,850	2,875
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	2,180	1,864
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/41	865	846
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	2,290	2,320
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	1,300	1,364
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/42	3,000	3,051
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/43	1,350	1,309
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/44	5,670	5,494
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/45	2,100	2,110
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	2,130	2,456
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/47	500	463

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority College & University Revenue	5.000%	7/1/48	190	191
New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	6,000	6,895
New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	6,750	6,391
New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	5,715	5,938
New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	6,250	6,395
New York State Dormitory Authority College & University Revenue	5.250%	7/1/49	1,750	1,845
New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	30	28
New York State Dormitory Authority College & University Revenue	5.000%	7/1/50	8,675	8,952
New York State Dormitory Authority College & University Revenue	5.000%	7/15/50	5,000	5,001
New York State Dormitory Authority College & University Revenue	5.000%	7/1/51	5,475	5,736
New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	2,495	2,251
New York State Dormitory Authority College & University Revenue	5.250%	7/1/54	1,930	2,021
New York State Dormitory Authority College & University Revenue	5.500%	7/1/54	24,430	27,192
New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	1,740	1,668
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	145	149
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	5,285	5,423
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	12,895	13,232
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	2,690	2,820
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	25	27
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	2,575	2,752
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	10	11
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	130	141
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	4,825	5,245
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	1,340	1,457
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	3,915	4,317
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	620	645
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	540	567
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	3,235	3,238
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,385	1,400
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	2,065	2,071
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	40	43
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	310	334
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	140	155
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	4,530	5,002
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	5,815	5,819
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	1,120	1,164
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	1,405	1,542
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,505	1,521
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	7,815	7,836
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	7,305	8,183
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	7,625	8,541
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	665	710
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	570	613
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	545	604
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	4,255	4,766
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,500	1,680
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	5,610	5,825
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,500	1,571
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	6,230	6,814
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	5,805	5,813
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	5,415	5,423
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	16,515	16,685
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	555	596
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	3,805	4,199
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	1,575	1,678
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	5,225	5,917
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	5,325	6,031
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	5,225	5,917
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	4,945	5,391
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	110	115
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	4,575	4,581
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	9,295	9,320
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	1,065	1,095
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	180	203
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	2,185	2,337
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	4,710	4,764
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	1,320	1,338
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	85	85
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	8,295	8,661
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	525	571

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	385	395
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	2,970	2,972
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/34	700	726
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/34	150	157
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	2,800	2,828
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	6,845	6,864
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	1,970	2,102
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	445	457
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	310	313
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	5	5
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	1,045	1,134
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	8,680	8,687
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/35	19,315	18,304
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	8,930	9,218
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	1,250	1,299
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	4,525	4,537
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	560	575
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	3,685	4,124
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	1,765	1,879
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	1,265	1,449
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	2,865	2,937
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	15	15
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	425	442
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	5,330	5,505
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/36	2,840	2,640
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/36	11,530	11,850
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	12,075	12,385
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	8,625	8,708
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	2,050	2,175
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	115	128
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	4,005	4,576
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	935	1,042
New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/37	245	225
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	1,705	1,741
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	505	525
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	500	500
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	235	242
New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/37	735	700
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	5,190	5,308
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	490	503
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	870	921
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	440	488
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	4,330	4,918
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/37	115	122
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/38	10,735	10,894
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,310	1,349
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	915	949
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,440	1,441
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/38	195	174
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	10,150	10,336
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	220	224
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	5,080	5,355
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	4,340	4,892
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/38	4,000	4,242
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	2,600	2,626
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	1,340	1,341
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	3,195	3,265
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	3,895	3,933
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	5,045	5,095
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	7,065	7,410
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	3,220	3,606
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/40	6,595	6,737
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	1,000	860
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	4,195	4,212
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	35	35
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	110	115
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	7,120	7,923
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	2,130	2,175
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	175	186
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	1,600	1,353

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	4,830	4,057
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/41	15	15
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	5,000	5,209
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	2,000	2,208
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	2,095	2,161
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	12,075	12,084
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	5,150	5,256
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	2,555	2,128
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	1,990	1,969
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	1,110	1,098
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	13,965	15,281
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	365	380
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	6,500	6,631
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	2,525	2,601
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	25	25
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	1,125	1,102
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/43	6,810	7,396
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/44	2,210	2,143
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	11,500	11,509
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	25	25
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	575	576
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	225	218
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	3,180	3,083
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	13,505	14,571
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	250	260
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/45	15	14
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/45	10	10
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/45	1,565	1,566
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/45	11,590	11,178
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/45	1,530	1,589
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/46	9,365	8,951
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/46	10,000	9,592
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/46	2,395	2,297
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/46	1,925	2,035
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/47	23,520	22,457
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/47	5,420	5,146
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	1,330	1,268
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	7,950	7,577
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/47	1,530	1,583
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/48	4,030	4,177
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	620	591
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	315	299
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	17,645	16,827
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/48	20,675	22,407
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/49	5,860	5,555
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/49	14,990	11,374
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	35	33
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/49	10,145	10,967
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	3,000	2,263
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/51	5,540	4,144
New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/52	20,200	17,181
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/52	13,600	14,664
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/54	7,500	6,992
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	720	721
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	130	130
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	5,090	5,094
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	1,225	1,226
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	1,860	1,865
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	1,705	1,710
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	2,300	2,306
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	530	531
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	590	602
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	1,050	1,075
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	2,490	2,544
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	170	174
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/26	1,510	1,549
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/26	5	5
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	1,770	1,846
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	345	361
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/27	495	517

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/27	185	194
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	3,315	3,547
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	35	37
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	15	16
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/29	930	1,013
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	1,100	1,101
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	450	450
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	615	615
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	25	25
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	6,000	6,016
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	2,460	2,467
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	420	421
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	9/15/25	125	126
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/25	390	396
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	1,275	1,320
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	9,275	9,604
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	310	321
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	2,855	2,989
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	1,165	1,220
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	8/15/27	10	10
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	8/15/27	20	21
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/27	1,315	1,391
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/27	10,800	11,422
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/30	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/25/30	10	11
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	9/15/30	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	9/15/30	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	3/15/32	45	48
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	25	25
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	5	5
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	2,450	2,544
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	1,100	1,136
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	1,705	1,789
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	10,090	10,573
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/31	1,500	1,429
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	110	117
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	2,450	2,757
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/32	60	68
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/32	1,500	1,414
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	240	254
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	125	130
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/34	40	46
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	4,500	5,041
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	6,620	7,390
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	4,700	5,235
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	1,835	2,036
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	1,950	2,153
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/39	3,000	3,325
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/40	2,995	3,301
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/41	3,000	3,280
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/43	2,215	2,193
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/44	3,000	3,182
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/25	515	523
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/25	2,100	2,131
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/26	1,020	1,059
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/26	2,885	2,996
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/26	90	93
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/27	100	103
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/27	115	122
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/27	705	746
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/28	25	26

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/28	1,900	2,048
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/29	2,300	2,373
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/29	2,900	3,181
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/30	3,390	3,491
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/30	4,145	4,610
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/31	1,785	1,837
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/31	1,730	1,914
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/32	255	281
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/32	3,010	3,423
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/34	3,715	4,109
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/34	580	633
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/35	1,835	1,998
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/35	2,195	2,420
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/36	5	5
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/36	1,590	1,750
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/37	4,860	5,259
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/37	1,225	1,343
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/42	6,000	6,364
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/30	2,475	2,637
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/34	1,635	1,723
	New York State Dormitory Authority Intergovernmental Agreement Revenue, Prere.	5.000%	3/15/33	5	6
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/29	1,220	1,326
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/30	12,330	13,615
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/31	1,070	1,199
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/32	495	552
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/33	7,120	7,922
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	2,580	2,682
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/34	2,345	2,597
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/35	2,495	2,754
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/36	1,970	2,167
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/37	1,515	1,551
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	11,205	11,385
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/39	1,505	1,518
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/40	8,250	8,279
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/47	730	697
	New York State Dormitory Authority Lease (Appropriation) Revenue, ETM	5.000%	3/15/29	685	741
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	65	73
	New York State Dormitory Authority Miscellaneous Revenue	2.250%	7/1/41	2,365	1,674
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	125	134
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	660	680
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	5,105	5,164
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,585	2,662
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	330	344
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	900	953
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	675	714
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	155	165
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	5,140	5,199
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,975	3,061
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	410	426
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,045	2,162
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	590	624
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	465	496

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	5,000	5,640
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	3,695	3,736
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,055	1,114
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	3,610	3,809
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	5,110	5,253
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	445	473
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	3,525	3,561
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	10,930	11,210
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	6,520	6,922
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,710	1,802
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	340	353
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	855	901
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	8,000	9,233
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	7,975	8,055
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	12,065	12,365
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	885	917
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	910	957
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	785	831
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	8,825	9,288
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	905	927
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,980	6,190
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	6,050	6,391
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	1,030	1,082
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	6,000	7,052
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,585	2,647
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	55	57
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	8,660	9,064
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	425	446
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,400	2,529
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	1,000	1,033
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	11,060	11,520
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,000	2,090
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	6,515	6,826
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,152
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	1,535	1,598
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,415	6,167
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	1,995	2,064
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	1,485	1,551
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	11,000	12,439
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,800	2,872
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	3,060	3,188
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	600	618
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	16,135	16,600
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	940	958
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	5,055	5,195
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	195	202
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	9,500	9,762
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/44	4,535	4,425
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	15,000	15,277
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/45	15,000	14,506
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/45	20,000	20,137
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/45	10,000	10,800
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/46	15,965	15,271
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/46	10,000	10,745
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	4,000	3,807
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	4,980	4,753
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/47	10,000	10,705
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/48	12,890	12,274
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	1,275	1,308
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/49	9,180	9,771
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/51	18,820	19,984
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/53	28,730	30,403
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	1,630	1,634
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	10	10
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	280	281
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	2,840	2,848
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/26	315	323
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/26	345	354
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/27	30	31
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/28	90	96

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/28	35	37
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/25	970	973
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/25	2,290	2,296
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	1,960	1,988
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	1,160	1,177
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	2,030	2,059
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	3,485	3,532
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	4,715	4,783
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/26	2,630	2,730
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/26	2,070	2,149
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/26	1,435	1,485
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/27	410	430
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/27	590	619
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/28	1,890	2,022
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	95	103
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	5	5
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/25	1,905	1,921
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/27	185	195
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/30	345	384
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/31	420	475
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	55	63
New York State Environmental Facilities Corp. Water Revenue	4.000%	9/15/33	2,050	2,050
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	2,660	2,773
New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/38	140	129
New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/40	3,500	3,141
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	4,305	4,389
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	7,925	8,191
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	1,445	1,493
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/46	310	297
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/48	3,015	3,097
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/49	2,485	2,399
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/53	3,445	3,669
New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/53	6,595	7,214
New York State Thruway Authority Highway Revenue	5.000%	1/1/26	5,400	5,511
New York State Thruway Authority Highway Revenue	5.000%	1/1/27	5,300	5,534
New York State Thruway Authority Highway Revenue	5.000%	1/1/28	3,250	3,464
New York State Thruway Authority Highway Revenue	5.000%	1/1/30	210	231
New York State Thruway Authority Highway Revenue	5.000%	1/1/31	470	497
New York State Thruway Authority Highway Revenue	5.000%	1/1/31	4,535	5,081
New York State Thruway Authority Highway Revenue	5.000%	1/1/33	1,040	1,093
New York State Thruway Authority Highway Revenue	5.000%	1/1/35	4,525	4,732
New York State Thruway Authority Highway Revenue	5.000%	1/1/35	2,750	3,164
New York State Thruway Authority Highway Revenue	4.000%	1/1/36	195	201
New York State Thruway Authority Highway Revenue	5.000%	1/1/36	3,000	3,241
New York State Thruway Authority Highway Revenue	5.000%	1/1/36	9,245	10,598
New York State Thruway Authority Highway Revenue	3.500%	1/1/37	370	363
New York State Thruway Authority Highway Revenue	4.000%	1/1/37	140	142
New York State Thruway Authority Highway Revenue	4.000%	1/1/37	120	123
New York State Thruway Authority Highway Revenue	5.000%	1/1/37	7,250	8,279
New York State Thruway Authority Highway Revenue	5.000%	1/1/38	1,585	1,795
New York State Thruway Authority Highway Revenue	4.000%	1/1/39	365	370
New York State Thruway Authority Highway Revenue	4.000%	1/1/40	100	101
New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,575	4,576
New York State Thruway Authority Highway Revenue	4.000%	1/1/41	235	235
New York State Thruway Authority Highway Revenue	5.000%	1/1/41	1,490	1,509
New York State Thruway Authority Highway Revenue	5.000%	1/1/42	2,005	2,198
New York State Thruway Authority Highway Revenue	5.000%	1/1/43	3,000	3,274
New York State Thruway Authority Highway Revenue	4.000%	1/1/44	5,000	4,860
New York State Thruway Authority Highway Revenue	3.000%	1/1/46	1,000	780
New York State Thruway Authority Highway Revenue	5.000%	1/1/46	1,950	1,971
New York State Thruway Authority Highway Revenue	4.000%	1/1/47	5,710	5,448
New York State Thruway Authority Highway Revenue	4.000%	1/1/47	5,860	5,598
New York State Thruway Authority Highway Revenue	3.000%	1/1/48	7,825	5,985
New York State Thruway Authority Highway Revenue	4.000%	1/1/48	2,500	2,376
New York State Thruway Authority Highway Revenue	3.000%	1/1/49	230	174
New York State Thruway Authority Highway Revenue	4.000%	1/1/49	9,765	9,233
New York State Thruway Authority Highway Revenue	5.000%	1/1/49	3,000	3,195
New York State Thruway Authority Highway Revenue	3.000%	1/1/50	5,000	3,724
New York State Thruway Authority Highway Revenue	4.000%	1/1/50	1,245	1,169
New York State Thruway Authority Highway Revenue	3.000%	1/1/51	5,000	3,631

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Highway Revenue	4.000%	1/1/51	125	115
	New York State Thruway Authority Highway Revenue	5.000%	1/1/51	11,720	11,832
[4]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	390	294
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	10,000	9,324
[4]	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	12,500	11,807
	New York State Thruway Authority Highway Revenue	5.250%	1/1/54	4,045	4,329
	New York State Thruway Authority Highway Revenue	4.000%	1/1/56	790	717
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	6,325	6,402
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/29	12,690	13,810
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/31	6,080	6,818
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/33	215	243
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/35	350	392
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/36	310	346
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/37	405	450
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/38	4,090	4,517
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/40	5,750	6,289
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/41	165	179
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/42	330	357
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/43	35	34
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/46	715	759
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/49	510	489
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/51	9,280	8,843
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/55	14,470	15,170
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/57	14,275	13,675
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/31	7,840	8,791
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/32	5,895	6,550
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/33	2,930	3,243
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/34	3,000	3,305
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/35	360	395
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/39	245	248
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/41	10,480	10,404
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/42	7,285	7,189
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/48	8,915	6,829
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/49	3,995	3,029
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	7,500	5,628
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/51	30	22
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/55	3,685	3,487
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/30	2,090	2,280
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/36	2,020	2,147
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/38	500	527
	Oneida County Local Development Corp. College & University Revenue (Hamilton College Project)	5.000%	7/1/51	2,000	2,250
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/45	5,000	5,209
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/25	4,800	4,895
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	755	759
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/26	10	10
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/26	3,255	3,396
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/27	2,020	2,048
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/27	2,475	2,635
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	20	21
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/28	60	63
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/29	4,015	4,070
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	715	718
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/30	340	361
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/30	685	694
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/30	3,050	3,416
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/31	735	778
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/31	230	256
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	325	329
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/31	1,520	1,596
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/31	3,000	3,406
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/32	2,495	2,634
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/32	605	670
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/32	1,815	1,966
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/32	2,175	2,202
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/32	815	855
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/32	3,000	3,447
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.250%	5/1/33	555	531

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/33	1,730	1,821
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/33	1,630	1,650
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/34	465	512
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/34	20	21
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	340	366
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	480	517
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/34	15,145	15,323
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/34	600	627
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/34	100	115
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/35	515	565
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/35	180	188
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/35	2,750	3,190
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	505	541
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	975	986
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	3,955	4,072
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/36	3,000	3,471
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	1,480	1,579
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/36	3,500	4,012
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	4,250	4,354
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/37	3,540	4,074
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/37	5,200	5,298
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,000	5,306
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,000	5,758
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	5,715	5,829
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/38	4,000	4,576
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	1,090	1,107
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	3,440	3,636
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	310	315
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/39	4,400	5,007
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	3,370	3,413
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	1,250	1,423
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	5,400	5,413
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	10,625	10,733
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/40	1,000	1,130
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/41	2,315	2,565
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/41	2,295	2,568
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	3,660	3,684
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/41	5,930	6,069
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/42	3,450	3,826
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/42	1,885	2,093
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/42	465	477
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.250%	12/1/42	675	561
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/42	350	344
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/43	2,830	3,117
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	6/15/44	3,360	3,267
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/45	820	822
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/45	1,965	1,910
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	10/15/45	11,185	10,854
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/46	15	15
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	1,435	1,462
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/47	2,565	2,633
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/48	3,320	3,559
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	2,170	2,221
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/49	2,500	2,697
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/52	45	48
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	12/1/52	10,020	10,808
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	5,450	5,783
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	2,500	2,653
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/54	3,020	3,223
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/55	10,530	10,613
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/57	11,150	11,438
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	19,180	19,810
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	5,000	4,622
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.125%	6/1/94	200	200
Port Chester-Rye Union Free School District GO	2.000%	6/1/36	1,735	1,361
Suffolk County Water Authority Water Revenue	3.000%	6/1/32	2,025	2,017
Suffolk County Water Authority Water Revenue	3.250%	6/1/42	3,800	3,365
Suffolk County Water Authority Water Revenue	3.250%	6/1/43	2,535	2,260
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/28	60	65
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/37	95	106

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/38	40	45
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/39	240	266
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/47	2,795	2,842
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/52	18,015	18,346
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	1,775	1,937
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	4,550	4,638
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	350	357
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	3,500	3,568
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	175	183
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	6,000	6,261
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	2,950	3,136
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	5,015	5,332
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	190	199
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	10,490	11,360
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	930	1,007
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	3,035	3,287
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	855	724
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/29	1,850	1,951
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	2,075	2,285
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	235	259
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/30	3,000	2,444
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/30	1,500	1,593
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	1,000	1,045
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	1,000	1,118
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	3,895	4,353
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	2,920	2,284
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	2,265	2,322
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	260	271
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	835	871
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	1,215	1,266
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/34	310	297
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	1,580	1,644
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/35	520	497
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	15	17
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	1,000	1,053
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	25	28
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	7,110	7,371
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	3,420	3,594
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	11,450	11,853
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/40	5,000	4,989
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	2,165	2,173
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	3,280	3,339
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/42	5	5
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	4,355	4,484
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	7,835	8,112
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	10,040	10,421
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	3,000	3,109
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/45	3,150	2,486
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/45	10,780	10,827
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/46	7,445	5,803
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	280	284
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	1,770	1,830
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/47	24,000	22,748
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/47	11,000	11,259
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	9,035	6,887
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	2,500	2,573
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/50	1,000	1,003
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	8,680	9,035
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/52	5,000	4,709
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/53	5,115	5,496
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	1,295	1,214
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	17,760	18,414
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	13,615	12,688
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	5,255	5,458
Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	6,750	7,313
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	2,895	2,948
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/26	2,635	2,680
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/26	10,000	10,297
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	7,380	7,683
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/27	15	15

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/27	21,050	22,139
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	2,200	2,337
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	630	666
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	2,355	2,525
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	2,000	2,164
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/29	235	256
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/29	2,480	2,728
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/30	7,375	8,216
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/31	20,075	22,596
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/31	7,270	8,159
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/31	40	43
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/31	2,500	2,832
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/32	1,110	1,088
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/32	35	40
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/32	1,000	1,146
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	0.000%	5/15/33	4,010	2,968
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/33	1,205	1,292
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	6,400	7,393
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	10,000	11,575
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/34	1,000	1,146
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/35	3,000	3,177
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/35	14,635	17,035
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/36	13,575	15,697
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/37	10,000	11,454
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/37	1,290	1,472
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/38	10,850	12,226
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/38	15,895	18,106
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/38	3,155	3,596
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/39	2,440	2,775
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/39	2,400	2,701
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/40	3,145	3,455
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/40	1,550	1,740
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/41	315	349
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/41	2,430	2,669
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/42	350	379
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/42	9,295	10,353
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/43	115	111
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/43	55	59
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/43	1,070	1,163
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/43	1,500	1,637
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/44	3,075	3,296
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/44	45	48
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/44	1,500	1,625
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/45	2,000	2,154
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	7,190	6,891
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	620	594
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/46	4,500	4,821
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/47	2,030	2,147
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/47	4,000	4,366
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/48	3,500	3,810
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/49	18,020	19,115
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/50	6,000	6,364
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/51	11,300	7,219
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/51	7,620	5,766
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	70	66
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/51	32,275	33,681
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/52	125	120
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/52	7,000	7,882
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	1,715	1,833
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/54	5,000	5,280
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/54	13,325	14,387
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/54	5,000	5,397
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	18,000	18,337
[8]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.500%	12/1/56	5,500	5,463
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/57	15,000	15,989
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.500%	12/1/59	10,000	11,010
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	11/15/25	2,500	2,544
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	2,315	2,265
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/26	1,115	1,145
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/48	5,000	4,794

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/49	5,875	6,255
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/53	7,380	7,090
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/58	10	10
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/58	5,000	5,339
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/59	11,200	12,025
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/59	8,400	8,963
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	5,000	5,308
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.500%	5/15/63	7,930	7,946
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.500%	5/15/63	5,000	5,425
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/64	12,000	11,195
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	28,000	29,929
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	12,500	13,293
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	5,000	5,301
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	1,315	1,325
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	4,245	4,277
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	885	901
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	630	648
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	3,075	3,165
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	210	216
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	3,070	3,216
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	6,900	7,228
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	8,400	8,877
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/30	3,215	3,451
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	640	657
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/31	4,115	4,514
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/31	3,060	3,385
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/32	3,000	3,324
Utility Debt Securitization Authority Electric Power & Light Revenue	3.000%	12/15/32	3,265	3,204
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	17,905	18,189
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	8,100	8,226
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	22,130	22,469
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	1,745	1,788
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	2,060	2,091
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	3,000	3,415
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	145	148
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	11,345	11,513
Utility Debt Securitization Authority Electric Power & Light Revenue	4.000%	12/15/37	300	301
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	5,325	5,403
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/39	5,265	5,483
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	2,165	2,251
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	7,380	7,655
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	7,040	7,895
				9,266,157
North Carolina (0.7%)
Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/50	1,000	751
Cary NC GO	1.625%	9/1/34	3,000	2,403
Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/44	4,000	3,956
Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/49	2,670	2,753
Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/51	20	19
Charlotte NC Airport Port, Airport & Marina Revenue	5.250%	7/1/53	5,000	5,399
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/27	1,060	1,117
Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/47	2,480	2,416
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/49	11,605	12,534
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/32	870	986
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/33	875	1,002
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/34	925	1,056
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/35	675	768
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/36	800	906
Durham NC Water & Sewer Utility System Water Revenue	2.250%	8/1/51	235	148
Forsyth County NC GO	2.000%	3/1/41	3,885	2,834
Johnston County NC GO	2.000%	2/1/34	1,060	907
Johnston County NC Water & Sewer System Water Revenue	2.250%	4/1/51	4,885	3,051
North Carolina Agricultural & Technical State University College & University Revenue	5.000%	10/1/40	1,750	1,764
North Carolina Appropriations Revenue	5.000%	5/1/25	5,200	5,210
North Carolina Appropriations Revenue	5.000%	5/1/25	7,835	7,878
North Carolina Appropriations Revenue	5.000%	6/1/25	1,040	1,048
North Carolina Appropriations Revenue	5.000%	5/1/26	405	407
North Carolina Appropriations Revenue	5.000%	5/1/27	5,220	5,477
North Carolina Appropriations Revenue	5.000%	5/1/27	195	195

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Appropriations Revenue	3.000%	5/1/28	4,525	4,517
	North Carolina Appropriations Revenue	5.000%	5/1/28	5,310	5,561
	North Carolina Appropriations Revenue	5.000%	5/1/29	1,605	1,678
	North Carolina Appropriations Revenue	5.000%	5/1/30	2,125	2,218
	North Carolina Appropriations Revenue	3.000%	5/1/31	20	20
	North Carolina Appropriations Revenue	4.000%	5/1/33	220	225
	North Carolina Appropriations Revenue	4.000%	5/1/34	1,180	1,203
	North Carolina Appropriations Revenue	2.000%	3/1/36	1,000	803
	North Carolina Appropriations Revenue	5.000%	5/1/36	165	184
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/25	2,655	2,670
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/26	1,110	1,141
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/27	25	26
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/28	10,885	11,641
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/29	905	984
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/30	560	619
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/31	1,460	1,610
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/32	1,360	1,490
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	1,540	1,478
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/33	670	732
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/34	265	289
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	7/1/42	2,520	2,590
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	10/1/44	2,000	1,969
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	10/1/44	1,950	2,002
	North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	3,255	3,302
	North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	30,000	30,432
	North Carolina GO	5.000%	6/1/25	1,980	1,995
	North Carolina GO	5.000%	6/1/25	13,565	13,668
	North Carolina GO	5.000%	6/1/26	3,350	3,452
	North Carolina GO	5.000%	6/1/26	1,280	1,319
	North Carolina GO	5.000%	6/1/27	2,200	2,265
	North Carolina GO	5.000%	6/1/28	1,055	1,084
	North Carolina GO	5.000%	6/1/29	6,245	6,819
	North Carolina GO	5.000%	6/1/30	90	98
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	6,735	6,746
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	3,080	3,155
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	420	421
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	1,670	1,744
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	5,330	5,664
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	140	140
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	255	255
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	3,570	3,851
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/30	295	295
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/30	615	662
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/31	765	822
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/32	1,010	1,083
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/33	515	551
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/34	1,405	1,501
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/26	695	709
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/27	355	361
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/28	1,325	1,346
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/29	255	259
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/30	375	380
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/31	190	193
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue, Prere.	5.000%	1/1/26	40	41
	North Carolina State University at Raleigh College & University Revenue	5.000%	10/1/30	4,480	4,958
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/40	7,450	3,915
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/41	10,500	5,221
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/42	11,225	5,290
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/43	4,100	1,828
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/44	7,910	3,353
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/45	2,000	806
[8]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/34	1,450	1,043
[8]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/37	2,000	1,251
[4]	North Carolina Turnpike Authority Highway Revenue	3.000%	1/1/42	655	531
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	1,500	1,547
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/47	200	201
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	6,200	6,340
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	6,420	6,593
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/51	4,850	4,860
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/54	1,500	1,575

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/55	100	93
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/58	13,000	13,560
	Orange County NC GO	2.950%	2/1/33	600	574
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/32	365	418
	Raleigh NC Combined Enterprise System Water Revenue	4.000%	3/1/46	50	49
	Union County NC Enterprise System Water Revenue	3.000%	6/1/34	1,275	1,194
	Union County NC Enterprise System Water Revenue	3.000%	6/1/51	8,050	6,039
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/35	1,315	1,329
					277,816
North Dakota (0.0%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/27	7,170	7,156
[4]	University of North Dakota COP	3.000%	6/1/61	9,875	6,844
					14,000
Ohio (1.3%)
	Akron OH Income Tax Revenue	4.000%	12/1/30	400	416
	Akron OH Income Tax Revenue	4.000%	12/1/31	370	383
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/42	1,405	1,369
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/46	5	5
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/33	85	93
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/35	3,745	4,070
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/36	1,090	1,111
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/38	55	55
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	2,675	2,708
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/46	3,070	3,099
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/25	1,715	1,716
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/26	1,900	1,939
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/27	1,965	2,045
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/28	1,900	2,012
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/29	2,015	2,164
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/33	305	329
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/36	2,265	2,299
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/37	2,575	2,881
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/38	2,000	2,223
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/39	6,415	6,407
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/39	1,000	1,102
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/46	4,045	3,839
[3]	Berea City School District GO	4.000%	12/1/53	250	232
[3]	Celina City School District GO	2.625%	12/1/46	100	67
[6]	Cincinnati City School District GO	5.250%	12/1/29	80	88
[6]	Cincinnati City School District GO	5.250%	12/1/30	90	100
[6]	Cincinnati City School District GO	5.250%	12/1/31	230	260
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/47	12,135	12,845
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/52	8,315	8,727
	Columbus OH GO	5.000%	7/1/25	300	303
	Columbus OH GO	5.000%	7/1/26	6,385	6,589
	Columbus OH GO	5.000%	4/1/29	545	575
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/29	13,850	14,227
[9]	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/50	4,750	5,141
[9]	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/55	3,250	3,496
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/36	470	476
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	550	437
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,125	2,364
	Cuyahoga County OH (Convention Hotel Project) COP	4.375%	12/1/44	75	75
	Fairborn City School District GO	3.000%	12/1/55	2,500	1,828
	Franklin City School District GO	3.000%	11/1/50	3,400	2,584
	Franklin City School District GO	3.000%	11/1/57	6,180	4,505
	Franklin County OH Sales Tax Revenue	5.000%	6/1/43	10,000	10,370
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	2,250	1,829
[7]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/28	145	127
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	2,855	2,953
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	535	541
	Kings Local School District GO	5.500%	12/1/62	11,885	12,734
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	2,500	2,500
	Miami University OH College & University Revenue	4.000%	9/1/39	1,235	1,246
	Miami University OH College & University Revenue	5.000%	9/1/41	4,930	5,014
	Miami University OH College & University Revenue	4.000%	9/1/45	4,025	3,912
	North Canton City School District GO	3.000%	11/1/56	2,500	1,825

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
North Ridgeville City School District GO	4.500%	12/1/61	650	637
Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/37	30	30
Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/43	10,000	9,831
Ohio GO	5.000%	5/1/25	2,965	2,982
Ohio GO	5.000%	9/1/25	545	552
Ohio GO	5.000%	9/15/25	950	964
Ohio GO	5.000%	9/15/25	9,455	9,591
Ohio GO	5.000%	8/1/26	1,480	1,530
Ohio GO	5.000%	9/15/26	8,375	8,688
Ohio GO	5.000%	5/1/27	445	467
Ohio GO	5.000%	8/1/27	9,760	10,300
Ohio GO	5.000%	9/15/27	465	492
Ohio GO	5.000%	9/15/29	250	274
Ohio GO	5.000%	5/1/30	2,190	2,200
Ohio GO, Prere.	5.000%	5/1/25	2,500	2,514
Ohio Government Fund/Grant Revenue	5.000%	12/15/25	3,335	3,400
Ohio Government Fund/Grant Revenue	5.000%	12/15/26	3,360	3,499
Ohio Government Fund/Grant Revenue	5.000%	12/15/28	1,510	1,551
Ohio Government Fund/Grant Revenue	5.000%	12/15/29	750	770
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/29	750	754
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/40	2,385	2,454
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	5,325	4,980
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/48	340	362
Ohio Higher Educational Facility Commission College & University Revenue	5.250%	10/1/53	3,050	3,275
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/52	2,040	1,695
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/49	3,800	3,967
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/54	4,250	4,392
Ohio Special Obligation Revenue	5.000%	12/1/31	1,000	1,034
Ohio State University College & University Revenue	5.000%	12/1/34	265	301
Ohio State University College & University Revenue	5.000%	12/1/35	400	453
Ohio State University College & University Revenue	3.000%	12/1/44	5,000	4,040
Ohio State University College & University Revenue	2.500%	12/1/51	1,000	636
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/25	1,010	1,011
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	1,500	1,620
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	420	445
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	3,850	4,071
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/31	495	523
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/32	11,655	11,912
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	1,110	1,169
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.700%	2/15/34	9,140	10,425
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	635	421
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	1,375	869
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	1,645	986
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	345	184
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/42	615	295
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/43	680	309
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/46	150	144
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/46	11,470	12,064
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/51	16,000	16,709
Ohio University College & University Revenue	5.000%	12/1/44	3,710	3,804
Ohio Water Development Authority Lease Revenue	5.000%	6/1/28	885	918
Ohio Water Development Authority Lease Revenue	5.000%	6/1/28	1,010	1,075
Ohio Water Development Authority Lease Revenue	5.000%	6/1/44	4,675	4,910
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	7,730	8,315
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/38	8,660	9,257
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/44	625	655
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/25	160	161
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/25	1,510	1,522
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/25	1,680	1,712
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/26	1,850	1,907
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	8,770	9,139
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	1,230	1,293
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	1,405	1,492
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	195	205
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/29	17,175	18,884
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/30	24,895	27,801
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/31	13,830	15,647
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/33	9,495	10,895
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/35	510	556

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/36	5,000	5,779
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/37	2,140	2,319
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/38	9,060	9,785
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/39	1,975	2,121
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/40	1,500	1,641
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/44	1,000	1,098
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/46	1,255	1,334
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/47	9,505	10,254
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/50	7,000	7,309
	Ohio Water Development Authority Water Revenue	5.000%	6/1/25	1,300	1,310
	Ohio Water Development Authority Water Revenue	5.000%	6/1/29	285	309
	Ohio Water Development Authority Water Revenue	5.000%	12/1/32	1,220	1,361
	Ohio Water Development Authority Water Revenue	5.000%	6/1/33	1,400	1,559
	Ohio Water Development Authority Water Revenue	5.000%	12/1/33	7,555	8,669
	Perry Local School District Stark County GO	3.000%	11/1/55	4,050	2,951
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/53	1,750	1,808
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/63	2,500	2,562
	Shaker Heights City School District GO	5.250%	12/15/59	2,000	2,163
	Summit County Green Local School District GO	5.500%	11/1/59	7,500	7,934
[4]	Summit County Green Local School District GO	5.500%	11/1/59	1,390	1,460
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	3,000	2,274
	University of Cincinnati College & University Revenue	5.000%	6/1/44	4,645	4,759
	Upper Arlington City School District GO, Prere.	5.000%	12/1/27	430	457
[3]	Warrensville Heights City School District GO	5.000%	12/1/44	515	516
	Wickliffe City School District GO	3.125%	12/1/43	775	640
	Wickliffe City School District GO	3.250%	12/1/56	1,300	960
	Willoughby-Eastlake City School District GO	4.000%	12/1/50	1,000	891
	Willoughby-Eastlake City School District GO, Prere.	5.000%	12/1/25	295	300
	Worthington City School District GO	5.000%	12/1/48	7,590	8,066
	Worthington City School District GO	5.500%	12/1/54	2,500	2,720
					517,464
Oklahoma (0.8%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	5.000%	9/1/28	990	1,015
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/27	5,500	5,616
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/31	10	10
[3]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	4.125%	9/1/48	585	568
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/27	1,850	1,916
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	1,920	1,987
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/29	1,040	1,076
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/30	7,095	7,335
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/31	1,000	1,033
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/32	2,700	2,786
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/38	5,660	6,344
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/40	1,500	1,647
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/41	2,050	2,235
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/41	6,900	7,585
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/42	1,760	1,906
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/42	3,875	4,228
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	745	751
	Oklahoma Capitol Improvement Authority Lease Revenue	4.000%	7/1/38	1,395	1,396
	Oklahoma Capitol Improvement Authority Lease Revenue, Prere.	4.000%	7/1/28	20	21
	Oklahoma City Water Utilities Trust Water Revenue	5.250%	7/1/64	10,000	10,817
	Oklahoma County Finance Authority Lease (Appropriation) Revenue (Choctaw-Nicoma Park Public Schools Project)	5.000%	9/1/36	3,000	3,264
	Oklahoma County Independent School District No. 89 Oklahoma City GO	3.000%	7/1/25	2,570	2,573
	Oklahoma County Independent School District No. 89 Oklahoma City GO	1.250%	7/1/26	4,585	4,492
	Oklahoma County Independent School District No. 89 Oklahoma City GO	3.000%	7/1/26	1,500	1,506
	Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/28	10	10
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/29	5,800	6,236
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/31	5,735	6,329
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/32	5,155	5,746
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/33	6,000	6,747
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/36	255	255
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	3.125%	1/1/41	3,860	3,291
	Oklahoma State University College & University Revenue	4.000%	9/1/36	375	383

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/27	390	406
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/28	1,025	1,085
[9]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/37	4,205	4,836
[9]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/39	4,740	5,369
[9]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/40	3,680	4,138
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/42	17,495	17,486
[9]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/42	3,000	3,327
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/43	30	31
[9]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/43	3,520	3,863
[9]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/44	4,000	4,355
[9]	Oklahoma Turnpike Authority Highway Revenue	5.250%	1/1/46	5,000	5,506
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/47	2,905	2,763
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/47	8,695	8,835
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/48	8,320	8,071
[9]	Oklahoma Turnpike Authority Highway Revenue	5.250%	1/1/50	15,000	16,340
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/53	33,845	36,701
[9]	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/54	15,250	16,864
[8,9]	Oklahoma Turnpike Authority Highway Revenue	4.250%	1/1/55	20,000	19,602
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	4.250%	10/1/50	6,500	6,507
	Oklahoma Water Resources Board Water Revenue	4.125%	10/1/53	1,000	971
	Oklahoma Water Resources Board Water Revenue (Clean Water Program)	5.000%	4/1/49	20,160	21,626
	Oklahoma Water Resources Board Water Revenue (Drinking Water Program)	4.000%	4/1/48	10,020	9,608
	Oklahoma Water Resources Board Water Revenue (Drinking Water Program)	4.125%	4/1/53	6,580	6,386
	Tulsa Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	6/1/25	1,655	1,667
	University of Oklahoma College & University Revenue	4.000%	7/1/45	140	133
[4]	University of Oklahoma College & University Revenue	5.000%	7/1/46	1,815	1,899
[3]	University of Oklahoma College & University Revenue	5.000%	7/1/49	3,055	3,240
[3]	University of Oklahoma College & University Revenue	4.125%	7/1/54	1,225	1,187
[3]	University of Oklahoma College & University Revenue	5.000%	7/1/54	2,000	2,107
					316,013
Oregon (0.7%)
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/36	3,750	2,369
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	3,510	3,662
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/34	8,000	8,336
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/35	420	270
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/36	935	571
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/39	500	264
	Clackamas County Service District No. 1 Sewer Revenue	2.125%	12/1/30	1,780	1,613
[5]	Crook County OR GO, 5.000% coupon rate effective 6/1/27	0.000%	12/1/46	11,410	10,782
	Deschutes Public Library District GO	3.000%	6/1/40	1,745	1,519
	Deschutes Public Library District GO	3.000%	12/1/41	330	279
	Lane County School District No. 52 Bethel GO	0.000%	6/15/51	6,595	1,752
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	0.000%	6/15/36	2,975	1,811
	Multnomah County OR GO	5.000%	6/15/27	50	53
	Multnomah County OR GO	5.000%	6/15/28	190	204
	Multnomah County OR GO	5.000%	6/15/29	4,625	5,048
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	4,635	4,672
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	10,100	10,181
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/27	725	763
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/28	510	546
	Multnomah County OR School District No. 1 Portland GO	3.500%	6/15/44	260	230
	Multnomah County School District No. 40 GO	0.000%	6/15/51	15,000	3,921
	Multnomah County School District No. 40 GO	5.500%	6/15/53	3,330	3,651
	Multnomah County School District No. 7 Reynolds GO	0.000%	6/15/33	12,610	8,797
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/34	3,120	3,554
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/35	780	886
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/36	1,860	2,103
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/37	1,605	1,807
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/38	1,090	1,221
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/39	1,130	1,257
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/40	1,285	1,419
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/41	7,535	8,275
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/42	3,000	3,279
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/43	3,000	3,266
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/26	10,335	10,758
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/35	2,380	2,557
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/36	4,245	4,550
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/38	385	410
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/40	7,140	7,687

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/42	1,000	997
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/42	475	501
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/32	5,000	5,712
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/33	7,500	8,656
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/34	9,900	11,529
	Oregon GO	5.000%	8/1/29	2,340	2,461
	Oregon GO	5.000%	8/1/41	11,040	11,262
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	2,700	2,226
	Oregon State Lottery Revenue	5.000%	4/1/27	1,425	1,430
	Oregon State Lottery Revenue	5.000%	4/1/28	2,780	2,789
	Oregon State Lottery Revenue	5.000%	4/1/29	145	146
	Oregon State Lottery Revenue	5.000%	4/1/36	2,475	2,566
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/44	1,310	1,069
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	9,070	9,589
	Portland Community College District GO	5.000%	6/15/38	15	17
	Portland OR Sewer System Sewer Revenue	2.000%	6/15/29	1,600	1,474
[9]	Portland OR Sewer System Sewer Revenue	5.000%	10/1/49	3,000	3,232
[9]	Portland OR Sewer System Sewer Revenue	5.000%	10/1/54	2,125	2,267
	Portland OR Water System Water Revenue	5.000%	5/1/32	1,135	1,231
	Portland OR Water System Water Revenue	5.000%	5/1/44	12,500	13,090
	Portland OR Water System Water Revenue	2.125%	5/1/45	1,000	636
	Salem-Keizer School District No. 24J GO	5.000%	6/15/34	5,135	5,424
	Salem-Keizer School District No. 24J GO	5.000%	6/15/36	70	74
	Salem-Keizer School District No. 24J GO	5.000%	6/15/37	35	37
	Salem-Keizer School District No. 24J GO	5.000%	6/15/39	70	73
	Salem-Keizer School District No. 24J GO	0.000%	6/15/40	5,440	2,700
	Seaside School District No. 10 GO	0.000%	6/15/37	500	293
	University of Oregon College & University Revenue	3.500%	4/1/52	5,000	4,161
[3]	University of Oregon College & University Revenue	3.500%	4/1/52	10,515	8,945
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/35	120	125
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	1,000	1,039
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/38	4,650	2,613
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/39	6,000	3,181
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/40	7,695	3,848
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/41	5,000	2,359
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/48	39,245	12,579
	Washington Clackamas & Yamhill Counties School District No. 88J GO	0.000%	6/15/33	1,435	1,024
	Washington County OR GO, Prere.	3.000%	7/1/29	1,055	1,004
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/43	1,000	408
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/51	15,175	3,899
					260,989
Pennsylvania (3.6%)
	Allegheny County PA GO	5.000%	11/1/27	1,360	1,408
	Allegheny County PA GO	5.000%	11/1/28	3,445	3,567
	Allegheny County PA GO	5.000%	11/1/29	920	952
	Allegheny County PA GO	5.000%	11/1/41	2,085	2,131
	Allegheny County PA GO	5.000%	12/1/49	5,000	5,283
	Allegheny County PA GO	5.000%	12/1/54	5,645	5,940
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	1,020	1,054
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/47	6,000	6,696
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	1,000	954
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/49	1,000	946
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	4,500	4,982
	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/55	1,000	1,070
[4]	Bucks County Water & Sewer Authority Sewer Revenue	4.000%	12/1/42	1,000	983
	Capital Region Water Sewer Revenue	5.000%	7/15/28	375	394
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/35	300	302
	Commonwealth of Pennsylvania COP	5.000%	7/1/28	400	422
	Commonwealth of Pennsylvania COP	5.000%	7/1/43	3,995	4,093
	Commonwealth of Pennsylvania GO	5.000%	3/15/25	180	180
	Commonwealth of Pennsylvania GO	5.000%	5/15/25	1,065	1,072
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	17,550	17,760
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	2,155	2,185
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	5,735	5,814
	Commonwealth of Pennsylvania GO	5.000%	10/1/25	530	538
	Commonwealth of Pennsylvania GO	5.000%	3/15/26	1,340	1,343
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	17,275	17,830
	Commonwealth of Pennsylvania GO	5.000%	9/1/26	25,310	26,193
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	11,185	11,584

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	2,655	2,750
	Commonwealth of Pennsylvania GO	5.000%	1/1/27	3,780	3,939
	Commonwealth of Pennsylvania GO	5.000%	1/15/27	1,160	1,210
	Commonwealth of Pennsylvania GO	5.000%	3/1/27	17,060	17,835
	Commonwealth of Pennsylvania GO	5.000%	3/15/27	860	862
	Commonwealth of Pennsylvania GO	5.000%	5/15/27	1,750	1,837
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	8,850	9,320
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	1,060	1,096
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	7,170	7,415
	Commonwealth of Pennsylvania GO	5.000%	10/1/27	16,065	16,986
	Commonwealth of Pennsylvania GO	5.000%	1/1/28	4,500	4,668
	Commonwealth of Pennsylvania GO	5.000%	1/15/28	5,185	5,383
	Commonwealth of Pennsylvania GO	5.000%	3/1/28	325	346
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	665	666
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	8,740	9,366
	Commonwealth of Pennsylvania GO	5.000%	8/15/28	25,000	26,830
	Commonwealth of Pennsylvania GO	5.000%	9/1/28	10,315	11,067
	Commonwealth of Pennsylvania GO	5.000%	9/15/28	1,240	1,280
	Commonwealth of Pennsylvania GO	5.000%	10/1/28	2,580	2,772
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	1,420	1,442
	Commonwealth of Pennsylvania GO	3.200%	3/1/29	10,000	9,927
	Commonwealth of Pennsylvania GO	5.000%	3/15/29	1,615	1,619
	Commonwealth of Pennsylvania GO	5.000%	7/15/29	8,800	9,583
	Commonwealth of Pennsylvania GO	5.000%	8/15/29	18,330	19,988
	Commonwealth of Pennsylvania GO	5.000%	9/15/29	13,680	14,122
	Commonwealth of Pennsylvania GO	3.350%	3/1/30	10,000	9,974
	Commonwealth of Pennsylvania GO	3.000%	3/15/30	1,030	1,004
	Commonwealth of Pennsylvania GO	5.000%	8/15/30	500	554
	Commonwealth of Pennsylvania GO	5.000%	9/1/30	19,570	21,694
	Commonwealth of Pennsylvania GO	5.000%	10/1/30	15,000	16,649
	Commonwealth of Pennsylvania GO	3.000%	1/1/31	155	150
	Commonwealth of Pennsylvania GO	3.500%	3/1/31	11,000	11,017
	Commonwealth of Pennsylvania GO	5.000%	5/15/31	95	106
	Commonwealth of Pennsylvania GO	5.000%	8/15/31	7,960	8,938
	Commonwealth of Pennsylvania GO	5.000%	9/1/31	8,635	9,701
	Commonwealth of Pennsylvania GO	4.000%	9/15/31	5,240	5,313
	Commonwealth of Pennsylvania GO	5.000%	10/1/31	135	152
	Commonwealth of Pennsylvania GO	5.000%	3/1/32	7,090	7,511
	Commonwealth of Pennsylvania GO	4.000%	5/15/32	325	344
	Commonwealth of Pennsylvania GO	5.000%	9/1/32	11,000	12,513
	Commonwealth of Pennsylvania GO	4.000%	9/15/32	1,085	1,099
	Commonwealth of Pennsylvania GO	5.000%	10/1/32	10	11
	Commonwealth of Pennsylvania GO	5.000%	3/15/33	11,330	11,353
	Commonwealth of Pennsylvania GO	4.000%	5/1/33	400	418
	Commonwealth of Pennsylvania GO	4.000%	5/15/33	3,210	3,393
[4]	Commonwealth of Pennsylvania GO	3.000%	9/15/33	2,000	1,928
	Commonwealth of Pennsylvania GO	5.000%	10/1/33	185	210
[4]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	8,000	8,130
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	5,300	5,303
	Commonwealth of Pennsylvania GO	4.000%	9/15/34	865	874
[4]	Commonwealth of Pennsylvania GO	3.000%	2/1/35	275	265
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	19,500	19,746
	Commonwealth of Pennsylvania GO	4.000%	3/15/35	10,000	10,004
	Commonwealth of Pennsylvania GO	3.000%	5/1/35	2,520	2,358
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	1,130	1,052
	Commonwealth of Pennsylvania GO	4.000%	8/15/35	300	301
	Commonwealth of Pennsylvania GO	3.000%	9/15/35	3,870	3,572
[4]	Commonwealth of Pennsylvania GO	3.125%	2/1/36	395	382
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	6,330	6,398
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	7,465	6,844
	Commonwealth of Pennsylvania GO	5.000%	9/1/36	65	74
	Commonwealth of Pennsylvania GO	3.000%	9/15/36	2,350	2,148
	Commonwealth of Pennsylvania GO	5.000%	10/1/36	7,145	8,024
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	20	20
	Commonwealth of Pennsylvania GO	3.000%	5/1/37	3,240	2,945
	Commonwealth of Pennsylvania GO	2.000%	5/15/37	1,560	1,236
	Commonwealth of Pennsylvania GO	4.000%	10/1/37	7,850	7,938
	Commonwealth of Pennsylvania GO	4.000%	3/1/38	12,375	12,414
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	3,500	3,135
	Commonwealth of Pennsylvania GO	5.000%	10/1/38	35	39

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Commonwealth of Pennsylvania GO	3.750%	3/1/39	915	917
	Commonwealth of Pennsylvania GO	2.000%	5/1/39	200	152
	Commonwealth of Pennsylvania GO	2.125%	5/1/40	2,000	1,517
	Commonwealth of Pennsylvania GO	2.000%	5/15/40	3,010	2,223
	Commonwealth of Pennsylvania GO	2.000%	5/15/41	3,000	2,162
	Commonwealth of Pennsylvania GO	4.000%	8/15/42	8,580	8,455
	Commonwealth of Pennsylvania GO	4.000%	9/1/42	1,095	1,084
	Commonwealth of Pennsylvania GO	5.000%	10/1/42	3,000	3,282
	Commonwealth of Pennsylvania GO	4.000%	8/15/43	14,900	14,607
	Commonwealth of Pennsylvania GO	4.000%	8/15/44	7,500	7,329
	Council Rock School District GO	2.100%	8/15/43	1,000	648
	Delaware County Regional Water Quality Control Authority Water Revenue	5.000%	11/1/46	5,000	5,093
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	1,695	1,734
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	7,115	7,236
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	4,145	4,228
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	100	100
	Delaware River Port Authority Highway Revenue	5.000%	1/1/39	390	411
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	13,250	13,263
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	5,675	6,518
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/33	4,115	4,295
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/34	4,505	4,711
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/35	4,005	4,176
[7]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	8,995	9,706
	Easttown Municipal Authority Sewer Revenue	2.500%	9/1/34	1,010	882
	Haverford Township PA GO	4.000%	6/1/30	445	455
[4]	Luzerne County PA GO	5.000%	11/15/29	9,040	9,199
	Montgomery County Higher Education & Health Authority College & University Revenue (Ursinus College Program)	5.250%	11/1/42	400	400
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	3,000	3,060
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	1,700	1,721
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/49	1,000	898
[4]	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	3.125%	5/1/53	3,000	2,281
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/31	175	186
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/32	60	63
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/33	225	237
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/34	1,030	1,071
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/34	4,935	5,702
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/47	3,020	3,088
[9]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	2/15/35	4,445	5,182
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	10/1/38	60	60
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/41	1,525	1,525
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	5,260	5,185
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	550	424
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	8/15/46	250	254
[9]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.250%	2/15/55	6,000	5,851
[9]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	2/15/55	3,000	3,215
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	3.000%	6/15/45	80	67
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,000	2,003
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	200	186
	Pennsylvania State University College & University Revenue	5.000%	9/1/42	1,975	2,029
	Pennsylvania State University College & University Revenue	5.000%	9/1/45	5,475	5,710
	Pennsylvania State University College & University Revenue	5.000%	9/1/47	4,475	4,579
	Pennsylvania State University College & University Revenue	5.250%	9/1/48	2,425	2,649
	Pennsylvania State University College & University Revenue	5.000%	9/1/49	3,045	3,280
	Pennsylvania State University College & University Revenue	5.250%	9/1/54	2,500	2,721
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,295	1,304
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	1,035	1,054
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	1,280	1,304
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	85	86
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	320	329
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	125	130
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	8,085	8,141
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	2,210	2,265
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	10,440	10,702
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,005	1,050
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	315	330
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	415	425

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	1,505	1,552
	Pennsylvania Turnpike Commission Highway Revenue	6.000%	12/1/30	4,595	4,925
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	1,640	1,717
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	2,110	2,368
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	1,980	2,062
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	75	85
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	35	40
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/33	1,435	1,445
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	105	109
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,185	2,481
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/34	5,000	5,027
[4]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	15	16
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	5,325	6,088
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	380	383
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	4,935	5,118
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,150	1,301
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	1,500	1,724
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/35	490	491
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,190	1,343
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,000	5,739
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/36	5,000	5,709
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	210	218
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	5,300	6,034
[4]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/37	1,230	1,240
[4]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	655	658
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	685	709
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/38	980	983
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,415	5,700
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	6,030	6,747
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/39	8,430	8,449
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	6,500	7,265
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	3,980	3,990
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	165	166
	Pennsylvania Turnpike Commission Highway Revenue	3.375%	12/1/41	525	475
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	1,605	1,576
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	7,095	7,143
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	2,010	2,033
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/42	18,270	18,650
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,040	2,560
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	1,975	2,022
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	4,000	4,398
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	3,680	3,602
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	12,570	13,101
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	6,500	7,090
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	5,010	4,853
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	3,490	3,598
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	6,610	6,968
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	1,050	1,052
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	3,830	3,844
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	2,970	2,986
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,275	2,174
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,000	1,911
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	925	928
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	1,050	1,117
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	490	519
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	7,675	7,840
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	10,705	10,927
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	1,935	2,046
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	1,540	1,596
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	4,970	4,661
[4]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	19,525	18,437
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	6,640	6,950
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	5,000	5,331
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	7,445	6,934
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	320	336
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	4,275	3,197
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	100	94
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	2,000	1,837
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	285	267
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/52	1,370	1,475

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/53	7,000	7,449
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/53	7,645	8,275
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/54	5,000	5,413
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	1,945	2,023
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/44	11,450	12,001
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	5,705	5,912
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	11,100	11,388
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	3.000%	12/1/51	9,465	7,043
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	1,010	928
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	12,135	11,156
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	2,015	2,063
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	8,850	9,017
	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/49	2,000	2,154
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	4,255	4,387
[8]	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/54	2,000	2,157
	Philadelphia IDA College & University Revenue	4.000%	11/1/45	3,910	3,593
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/52	1,935	2,064
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/60	4,580	4,932
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/42	330	315
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	850	863
	Philadelphia PA GO	5.000%	8/1/25	360	364
	Philadelphia PA GO	5.000%	8/1/26	5,235	5,393
	Philadelphia PA GO	5.000%	8/1/26	1,000	1,030
[4]	Philadelphia PA GO	5.000%	8/1/30	5,880	6,158
	Philadelphia PA GO	4.000%	8/1/35	475	476
	Philadelphia PA GO	5.000%	2/1/39	3,125	3,272
[4]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/28	740	791
[8]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/29	3,000	3,255
[8]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/30	6,110	6,727
[8]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/34	3,435	3,935
[8]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/35	1,750	2,018
[8]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/38	6,540	7,386
[8]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/39	5,840	6,539
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	150	154
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/44	25	26
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/45	8,985	9,415
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/47	18,000	18,323
[4]	Philadelphia PA Water & Wastewater Water Revenue	4.500%	9/1/48	10,000	10,102
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	1,105	1,129
[8]	Philadelphia PA Water & Wastewater Water Revenue	5.250%	9/1/49	15,000	16,368
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/49	1,395	1,433
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	5,000	5,390
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/52	6,500	6,587
[4]	Philadelphia PA Water & Wastewater Water Revenue	5.500%	9/1/53	3,250	3,550
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/53	6,310	6,420
[8]	Philadelphia PA Water & Wastewater Water Revenue	5.250%	9/1/54	10,000	10,799
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	4,785	4,903
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	180	186
[6]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/29	15	13
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/44	4,700	4,872
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.250%	9/1/53	5,400	5,167
[8]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/55	1,000	1,069
[4]	Robinson Township Municipal Authority Water Revenue	2.050%	5/15/42	1,000	666
	School District of Philadelphia GO	5.000%	9/1/25	555	561
	School District of Philadelphia GO	5.000%	9/1/26	3,025	3,116
[6]	School District of Philadelphia GO	5.000%	6/1/27	375	392
	School District of Philadelphia GO	5.000%	9/1/27	2,250	2,311
	School District of Philadelphia GO	5.000%	9/1/28	140	144
	School District of Philadelphia GO	5.000%	9/1/30	2,640	2,702
[4]	School District of Philadelphia GO	4.000%	9/1/43	4,685	4,595
	School District of Philadelphia GO	5.000%	9/1/44	7,050	7,290
	School District of Philadelphia GO	4.000%	9/1/46	3,855	3,602
	School District of Philadelphia GO	5.500%	9/1/48	4,220	4,593
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/47	7,500	8,030
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/52	7,500	7,974
[4]	State Public School Building Authority Lease (Appropriation) Revenue (Philadelphia School District Project)	5.500%	6/1/28	6,635	7,143
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	4,000	4,176
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	3,080	3,306
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	850	876
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	8,005	8,270

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	720	744
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	8,465	8,727
	Township of South Fayette PA GO	2.500%	12/1/48	1,025	670
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	6,940	7,024
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/29	11,015	11,907
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Projects)	5.000%	2/15/34	7,370	8,504
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Projects)	4.000%	9/15/44	7,875	7,539
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/38	5,035	5,074
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	5,085	5,120
[3]	Wilkes-Barre PA Area School District GO	4.000%	4/15/54	3,670	3,409
					1,381,607
Rhode Island (0.1%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	1,720	1,733
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/26	1,240	1,274
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/27	1,005	1,033
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/28	2,960	3,040
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/29	2,430	2,493
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/30	2,945	3,019
	Rhode Island GO	4.125%	8/1/42	14,125	14,243
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/1/29	700	737
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	9/1/47	12,870	12,298
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/53	2,020	2,113
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/40	3,450	3,501
					45,484
South Carolina (0.7%)
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,644
	Charleston County Airport District Port, Airport & Marina Revenue	5.250%	7/1/54	5,000	5,390
	Charleston County SC GO	2.000%	11/1/38	5,810	4,422
	Charleston County SC GO	2.000%	11/1/39	1,790	1,330
	Charleston County SC GO	2.000%	11/1/39	2,490	1,850
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/25	910	926
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/26	9,465	9,834
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/28	1,105	1,188
	Charleston SC Waterworks & Sewer System Water Revenue	5.000%	1/1/49	2,450	2,665
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/41	5,495	5,488
	Columbia SC Waterworks & Sewer System Water Revenue, Prere.	5.000%	2/1/29	195	212
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/27	7,030	7,447
	Horry County SC School District GO	5.000%	3/1/26	2,500	2,563
	Horry County SC School District GO	5.000%	3/1/29	10,100	10,947
	Mount Pleasent SC Water & Sewer Water Revenue	4.000%	6/1/44	5	5
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/34	1,420	1,450
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	3,080	3,090
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/39	3,255	3,568
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	1,300	1,279
[3]	South Carolina Public Service Authority Electric Power & Light Revenue	3.000%	12/1/41	200	163
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/41	4,500	4,392
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	5,255	5,112
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	6,465	6,289
[4]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/42	1,100	1,193
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/43	10,000	9,691
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	3,450	3,702
	South Carolina Public Service Authority Electric Power & Light Revenue	4.125%	12/1/44	4,650	4,536
[4]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/45	2,500	2,672
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/46	1,250	1,328
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/47	2,595	2,457
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/47	5,975	5,658
	South Carolina Public Service Authority Electric Power & Light Revenue	5.750%	12/1/47	6,000	6,615
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/49	2,500	2,624
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/49	3,750	4,029
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/51	1,250	1,148
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/51	1,210	1,252
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/52	16,430	15,022
[4]	South Carolina Public Service Authority Electric Power & Light Revenue	5.750%	12/1/52	7,200	7,888
[4]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/54	7,500	7,841

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/54	6,000	6,401
	South Carolina Public Service Authority Electric Power & Light Revenue	5.500%	12/1/54	7,800	8,463
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/55	11,255	10,157
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	195	195
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	75	75
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	375	375
	South Carolina Public Service Authority Miscellaneous Revenue	4.000%	12/1/45	170	162
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	305	307
[4]	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/27	1,670	1,708
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	410	419
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/29	3,430	3,505
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	140	143
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	310	316
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	675	692
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	11,385	11,584
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	260	266
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	1,670	1,697
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	370	378
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	1,115	1,132
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	1,515	1,547
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	855	868
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	1,485	1,505
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	735	749
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/41	1,660	1,683
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/46	30	30
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/50	4,305	4,308
	South Carolina Public Service Authority Nuclear Revenue	5.250%	12/1/55	4,295	4,308
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/56	880	793
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	575	578
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/25	60	61
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/26	240	249
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/27	180	190
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/28	16,920	18,191
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	4.000%	10/1/32	4,000	4,231
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/32	170	181
[4]	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/37	1,190	1,237
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/38	5	5
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/40	10,045	10,395
	Spartanburg County School District No. 7 GO	5.000%	3/1/48	4,445	4,603
	University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/46	15	16
	University of South Carolina College & University Revenue (Campus Village Project)	4.000%	5/1/51	1,085	1,039
					264,652
South Dakota (0.0%)
	Lincoln County SD College & University Revenue	4.000%	8/1/61	680	531
	Rapid City SD Sales Tax Revenue, Prere.	4.000%	12/1/26	7,400	7,574
	South Dakota Conservancy District Water Revenue (State Revolving Fund Program)	5.000%	8/1/54	5,000	5,309
					13,414
Tennessee (0.6%)
	Clarksville TN Water Sewer & Gas Water Revenue	5.000%	2/1/45	155	164
	Clarksville TN Water Sewer & Gas Water Revenue	4.000%	2/1/51	5,445	5,239
[3]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.250%	7/1/49	1,435	1,512
[3]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/54	1,250	1,339
[3]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.125%	7/1/59	1,000	1,033
[3]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/59	1,750	1,869
[3]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.000%	7/1/64	4,000	4,096
[3]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.250%	7/1/64	2,000	2,083
	Memphis TN Electric System Electric Power & Light Revenue	4.000%	12/1/50	12,435	11,929
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/54	1,500	1,589
	Memphis TN Gas Natural Gas Revenue	4.000%	12/1/50	3,270	3,137
	Memphis TN GO	5.000%	4/1/26	7,675	7,699
	Memphis TN GO	4.000%	6/1/32	1,390	1,398
	Memphis TN Sanitary Sewer Revenue Revenue	5.000%	10/1/45	5,200	5,488
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/34	6,180	7,178

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/48	100	107
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/49	1,255	1,351
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/53	2,155	2,277
[4]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.250%	7/1/56	6,435	6,849
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/42	130	133
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/46	9,255	9,752
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.250%	5/15/49	3,270	3,568
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/26	2,515	2,568
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	305	315
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/27	1,765	1,819
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/27	1,160	1,221
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/28	345	358
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/28	430	440
	Metropolitan Government of Nashville & Davidson County TN GO	2.500%	1/1/29	80	76
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/29	205	209
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/29	135	144
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/30	5,750	5,892
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/30	90	99
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/30	1,830	1,944
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/31	200	211
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/31	13,880	15,479
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/32	1,775	1,867
	Metropolitan Government of Nashville & Davidson County TN GO	3.000%	1/1/33	2,215	2,114
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/33	15,000	17,112
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	3,730	3,767
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	3,320	3,378
	Metropolitan Government of Nashville & Davidson County TN GO	3.000%	1/1/34	165	156
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/34	15,000	17,219
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/34	1,385	1,396
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/34	15	15
	Metropolitan Government of Nashville & Davidson County TN GO	3.000%	1/1/35	30	28
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/35	60	61
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/38	8,000	8,239
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/41	1,000	1,101
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/42	45	45
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/44	16,210	15,851
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue	5.000%	7/1/42	915	939
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	4,975	5,202
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/45	25	25
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	3,025	3,129
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/54	3,565	3,323
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/54	4,135	4,258
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/33	1,000	710
	Oak Ridge TN GO	5.000%	6/1/25	635	639
	Rutherford County TN GO	1.750%	4/1/35	5,465	4,372
	Tennessee GO	5.000%	5/1/31	1,050	1,181
	Tennessee GO	5.000%	5/1/34	1,000	1,146
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/47	15,000	15,277
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	5,305	5,389
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	165	168
	Williamson County TN GO	1.500%	4/1/32	2,040	1,711
	Williamson County TN GO	1.500%	4/1/33	2,070	1,693
					232,076
Texas (11.2%)
	Alamo Community College District GO	5.000%	2/15/25	4,500	4,503
	Alamo Community College District GO	5.000%	2/15/26	85	87
	Alamo Community College District GO	5.000%	2/15/27	3,570	3,725
	Alamo Community College District GO	5.000%	2/15/28	865	920
	Alamo Community College District GO	5.000%	2/15/30	570	625
[14]	Alamo Heights Independent School District GO	4.000%	2/1/30	330	336
	Alamo Regional Mobility Authority Miscellaneous Revenue, Prere.	5.000%	6/15/25	1,885	1,900
[14]	Aldine Independent School District GO	5.000%	2/15/42	415	425
[14]	Aldine Independent School District GO	5.000%	2/15/43	35	36

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	Aldine Independent School District GO	5.000%	2/15/45	1,650	1,684
[14]	Aldine Independent School District GO	4.000%	2/15/49	9,500	9,031
[14]	Allen Independent School District GO	5.000%	2/15/41	12,000	12,156
[14]	Alvin TX Independent School District GO	5.000%	2/15/25	1,730	1,731
[14]	Alvin TX Independent School District GO	5.000%	2/15/26	1,220	1,248
[14]	Alvin TX Independent School District GO	5.000%	2/15/29	750	811
[14]	Alvin TX Independent School District GO	5.000%	2/15/30	1,040	1,143
[14]	Alvin TX Independent School District GO	5.000%	2/15/31	1,000	1,116
[14]	Alvin TX Independent School District GO	5.000%	2/15/32	1,000	1,126
[14]	Alvin TX Independent School District GO	5.000%	2/15/33	1,000	1,137
[14]	Argyle Independent School District GO	2.125%	8/15/45	2,095	1,375
[14]	Argyle Independent School District GO	4.000%	8/15/53	1,650	1,559
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	3.000%	2/15/46	6,000	4,722
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	2/15/49	6,000	5,635
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.125%	8/15/49	1,500	1,440
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/52	20	21
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	2/15/54	6,265	5,756
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.125%	8/15/54	3,500	3,302
[4]	Arlington TX Special Tax Revenue	4.000%	2/15/44	115	111
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/48	2,005	2,039
[14]	Aubrey Independent School District GO	4.000%	2/15/47	4,305	4,116
	Austin Community College District GO	4.000%	8/1/40	4,250	4,129
	Austin Community College District GO	4.000%	8/1/45	32,765	30,913
	Austin Community College District GO	5.000%	8/1/48	2,200	2,327
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	405	412
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/42	1,005	972
	Austin Independent School District GO	5.000%	8/1/25	14,295	14,454
[14]	Austin Independent School District GO	5.000%	8/1/42	3,005	3,271
[14]	Austin Independent School District GO	5.250%	8/1/49	3,700	4,044
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	1,105	1,120
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/44	2,065	2,160
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/45	15	16
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/45	25,135	25,348
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/48	5,000	5,322
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/50	13,165	13,716
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/50	5,000	5,326
	Austin TX Electric Utility Electric Power & Light Revenue	5.250%	11/15/53	3,765	4,043
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/54	7,500	7,956
	Austin TX GO	2.950%	9/1/27	490	487
	Austin TX GO	5.000%	9/1/34	3,995	4,615
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	460	496
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/41	20	20
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/42	480	493
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/45	85	89
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/50	4,110	4,282
[14]	Azle Independent School District GO	4.000%	2/15/54	3,730	3,519
[14]	Barbers Hill Independent School District GO	3.000%	2/15/38	3,975	3,533
[14]	Bastrop Independent School District GO	5.000%	2/15/48	2,280	2,419
[14]	Bastrop Independent School District GO	5.000%	2/15/53	3,565	3,744
[14]	Bastrop Independent School District GO, Prere.	4.000%	2/15/25	7,800	7,803
[14]	Belton Independent School District GO	4.000%	2/15/52	1,925	1,825
	Bexar County Hospital District GO	4.250%	2/15/52	5,000	4,875
	Bexar County TX GO	3.000%	6/15/41	1,500	1,305
	Bexar County TX GO	4.000%	6/15/46	2,500	2,423
	Birdville Independent School District GO	4.000%	2/15/48	10,440	9,943
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/25	1,445	1,462
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/25	1,660	1,680
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/25	1,070	1,083
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/25	1,045	1,057
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	3,440	3,557
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	3,285	3,396
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	1,680	1,737
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	7,835	8,100
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	745	770
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/27	2,100	2,215
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/28	2,260	2,428
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/28	365	392
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/29	7,750	8,468
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/29	5,015	5,480
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/30	3,945	4,379

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	17,365	19,532
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	2,460	2,767
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	300	337
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/32	1,310	1,490
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/33	300	324
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/33	5,075	5,706
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/34	5,160	5,549
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/34	3,345	3,749
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/34	1,505	1,744
	Board of Regents of the University of Texas System College & University Revenue	4.000%	8/15/35	4,850	4,999
	Board of Regents of the University of Texas System College & University Revenue	4.000%	8/15/36	100	100
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/41	5,160	5,752
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/42	3,900	4,324
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/43	1,430	1,545
	Board of Regents of the University of Texas System College & University Revenue	3.375%	8/15/44	330	285
	Board of Regents of the University of Texas System College & University Revenue	2.250%	8/15/46	1,070	703
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/47	1,250	1,429
	Board of Regents of the University of Texas System College & University Revenue	3.500%	8/15/50	11,610	9,862
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/50	3,900	4,472
	Board of Regents of the University of Texas System College & University Revenue	2.500%	8/15/51	1,100	715
	Board of Regents of the University of Texas System College & University Revenue	4.000%	8/15/54	5,650	5,240
	Brazoria County TX GO	3.000%	3/1/39	1,010	902
	Brazoria County TX GO	3.000%	3/1/40	1,000	875
[14]	Canutillo TX Independent School District GO	5.250%	2/15/54	1,975	2,127
[14]	Carrollton-Farmers Branch Independent School District GO	2.250%	2/15/51	5	3
[14]	Carrollton-Farmers Branch Independent School District GO	4.000%	2/15/53	10,000	9,443
[14]	Cedar Hill Independent School District GO	4.000%	2/15/50	5,920	5,622
[14]	Celina Independent School District GO	2.250%	2/15/46	1,025	684
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/38	2,630	2,649
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/41	1,085	955
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	5,000	5,198
	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/46	2,000	1,577
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	2,000	2,089
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	12,820	11,936
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	985	911
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/27	16,485	16,768
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	595	600
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	6,310	6,365
[7]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,450	8,975
[7]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	6,740	5,944
[7]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/29	2,125	1,804
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	4,655	5,177
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	4,000	4,502
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	3,090	3,500
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	200	228
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/35	7,500	8,526
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/36	5,000	5,660
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/36	5,000	5,647
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	9,880	11,122
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	11,815	13,270
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/38	5,000	5,596
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/38	7,500	8,375
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	5,000	5,344
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	6,000	6,648
	Central Texas Turnpike System Highway Revenue	3.000%	8/15/40	180	155
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/41	2,460	2,686
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	150	163
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/30	4,830	5,117
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.500%	6/1/49	7,500	8,052
[14]	Clear Creek Independent School District GO	5.000%	2/15/30	2,000	2,001
[14]	Clear Creek Independent School District GO	5.000%	2/15/30	3,000	3,298
[14]	Clear Creek Independent School District GO	3.000%	2/15/40	1,500	1,276
[14]	Cleburne Independent School District GO	5.000%	2/15/41	1,405	1,424
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/44	2,000	1,937
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/44	6,500	6,284
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/45	3,000	2,879
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/47	2,500	2,372
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/47	8,855	8,359
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/49	6,700	6,264

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.125%	8/15/49	2,000	1,912
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/50	5,340	4,924
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.250%	8/15/53	1,500	1,514
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/54	6,280	5,768
[14]	Clint Independent School District GO, Prere.	5.000%	8/15/25	1,645	1,662
	Collin County Community College District GO	5.000%	8/15/33	1,090	1,178
	Collin County Community College District GO	3.000%	8/15/40	1,000	880
[14]	Columbia-Brazoria Independent School District GO	4.000%	2/1/49	1,200	1,141
[14]	Comal Independent School District GO	3.000%	2/15/38	3,000	2,771
[14]	Comal Independent School District GO	3.000%	2/15/39	5,500	4,985
[14]	Comal Independent School District GO	2.625%	2/1/47	5,000	3,550
[14]	Conroe Independent School District GO	5.000%	2/15/29	330	357
[9,14]	Conroe Independent School District GO	5.000%	2/15/42	10,170	11,235
[9,14]	Conroe Independent School District GO	5.000%	2/15/43	5,000	5,488
[14]	Conroe Independent School District GO	2.650%	2/15/47	1,000	713
[14]	Conroe Independent School District GO	4.000%	2/15/47	325	313
[14]	Conroe Independent School District GO	5.000%	2/15/49	16,060	17,127
[9,14]	Conroe Independent School District GO	4.000%	2/15/50	6,500	6,192
	Corpus Christi TX Utility System Multiple Utility Revenue	3.000%	7/15/40	1,370	1,153
	Corpus Christi TX Utility System Multiple Utility Revenue	5.000%	7/15/40	1,595	1,603
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/49	5,000	5,325
	Corpus Christi TX Utility System Water Revenue	4.250%	7/15/54	5,000	4,748
[14]	Crowley Independent School District GO	5.000%	2/1/48	5,480	5,826
[14]	Crowley Independent School District GO	5.000%	2/1/49	5,000	5,304
[14]	Crowley Independent School District GO	4.250%	2/1/53	6,000	5,879
[14]	Crowley Independent School District GO	5.250%	2/1/53	7,660	8,225
[14]	Crowley Independent School District GO	4.250%	2/1/54	10,000	9,750
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	5,915	5,919
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	325	332
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	1,855	1,897
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	1,245	1,272
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/29	240	240
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/30	2,500	2,503
[9,14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/34	2,000	2,296
[14]	Cypress-Fairbanks Independent School District GO	3.000%	2/15/35	325	304
[14]	Cypress-Fairbanks Independent School District GO	3.000%	2/15/41	10	8
[14]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/43	4,150	4,122
[14]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/48	4,990	4,739
[7]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/28	390	423
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/29	270	295
[7]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/29	4,805	5,300
[7]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/30	465	521
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/31	2,510	2,723
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/33	2,000	2,152
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	9,100	9,759
	Dallas Area Rapid Transit Sales Tax Revenue	3.000%	12/1/47	5,000	3,958
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/47	20,725	21,594
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/51	2,000	1,888
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	6,670	6,790
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	12,410	12,633
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	9,620	9,793
	Dallas College GO	5.000%	2/15/25	15,055	15,066
	Dallas College GO	4.000%	2/15/28	730	744
	Dallas County Utility & Reclamation District GO	5.000%	2/15/27	100	104
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	1,080	1,097
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	1,405	1,457
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	5,910	6,129
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	1,420	1,499
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	830	891
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	25	28
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	10	11
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	2,645	2,966
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	460	516
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	25	27
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	2,000	2,267
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	2,640	2,878
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	3,550	3,871
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	155	174
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	190	217
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	1,875	1,915

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	1,630	1,660
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	625	637
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/36	60	66
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/37	5,000	5,636
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/39	5	5
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/39	3,000	3,344
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/41	4,320	4,266
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/41	2,500	2,744
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/42	15,150	14,939
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	5,635	5,930
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	5,000	5,416
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/45	13,255	12,905
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/45	12,075	11,756
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/47	4,685	4,956
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/48	11,500	12,458
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/49	6,620	6,287
[14]	Dallas Independent School District GO	3.000%	2/15/35	765	710
[14]	Dallas Independent School District GO	3.000%	2/15/36	705	649
[14]	Dallas Independent School District GO	3.000%	2/15/39	5,340	4,687
[14]	Dallas Independent School District GO	2.000%	2/15/43	1,000	672
[14]	Dallas Independent School District GO	5.000%	2/15/48	400	421
[14]	Dallas Independent School District GO	4.000%	2/15/53	3,500	3,305
[14]	Dallas Independent School District GO	4.000%	2/15/54	6,000	5,661
[9,14]	Dallas Independent School District GO PUT	5.000%	2/15/26	3,705	3,773
[9,14]	Dallas Independent School District GO PUT	5.000%	2/15/27	3,805	3,940
[9,14]	Dallas Independent School District GO PUT	5.000%	2/15/28	2,025	2,122
[9,14]	Dallas Independent School District GO PUT	5.000%	2/15/29	1,405	1,490
[9,14]	Dallas Independent School District GO PUT	5.000%	2/15/30	1,405	1,509
[9,14]	Dallas Independent School District GO PUT	5.000%	2/15/31	3,270	3,553
[14]	Dallas Independent School District GO, Prere.	4.000%	2/15/25	500	500
	Dallas TX GO	5.000%	2/15/26	3,205	3,278
	Dallas TX GO	5.000%	2/15/27	7,610	7,941
	Dallas TX GO	5.000%	2/15/27	10,000	10,436
	Dallas TX GO	5.000%	2/15/28	4,015	4,264
	Dallas TX GO	5.000%	2/15/28	10,000	10,621
	Dallas TX GO	5.000%	2/15/31	10,815	12,024
[4]	Dallas TX GO	3.000%	2/15/33	390	372
[4]	Dallas TX GO	3.125%	2/15/35	100	94
[4]	Dallas TX GO	3.250%	2/15/37	235	219
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/27	4,430	4,478
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/29	2,570	2,640
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/30	1,115	1,144
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/31	1,220	1,251
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/34	295	302
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/35	13,105	13,129
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/40	3,000	2,969
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/41	60	60
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/43	25	24
	Dallas TX Waterworks & Sewer System Water Revenue	3.000%	10/1/46	100	80
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/49	20	19
	Dallas TX Waterworks & Sewer System Water Revenue	4.125%	10/1/54	6,160	5,997
[14]	Del Valle Independent School District TX GO	4.000%	6/15/45	550	528
[14]	Del Valle Independent School District TX GO	4.000%	6/15/47	13,305	12,692
[14]	Denton Independent School District GO	5.000%	8/15/35	5,120	5,818
[14]	Denton Independent School District GO	5.000%	8/15/37	1,340	1,506
[14]	Denton Independent School District GO	5.000%	8/15/38	2,895	3,230
[14]	Denton Independent School District GO	5.000%	8/15/39	1,725	1,914
[14]	Denton Independent School District GO	5.000%	8/15/40	1,295	1,430
[14]	Denton Independent School District GO	5.000%	8/15/41	1,285	1,411
[14]	Denton Independent School District GO	5.000%	8/15/43	705	766
[14]	Denton Independent School District GO	2.000%	8/15/48	170	102
[14]	Denton Independent School District GO	5.000%	8/15/53	8,790	9,274
[14]	Denton Independent School District GO, Prere.	5.000%	8/15/25	3,185	3,222
[14]	Denton Independent School District GO, Prere.	5.000%	8/15/25	7,940	8,033
	Denton TX GO	2.000%	2/15/39	1,400	1,014
[14]	Dickinson Independent School District GO	4.000%	2/15/41	12,650	12,357
[14]	Eagle Mountain & Saginaw Independent School District GO	4.000%	8/15/50	5,000	4,790
[14]	Eagle Mountain & Saginaw Independent School District GO	2.250%	8/15/51	5,000	3,063
[14]	Eagle Mountain & Saginaw Independent School District GO	4.000%	8/15/54	2,500	2,358
[8]	East Montgomery County Improvement District Sales Tax Revenue	5.250%	8/15/49	3,700	3,993

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	East Montgomery County Improvement District Sales Tax Revenue	4.250%	8/15/54	10,570	10,304
	Ector County TX GO	4.000%	2/15/47	6,110	5,816
	Ector County TX GO	5.000%	2/15/50	10,000	10,518
[14]	El Paso Independent School District GO	4.000%	8/15/43	1,300	1,260
[14]	El Paso Independent School District GO	4.000%	8/15/45	255	246
[14]	El Paso Independent School District GO	4.000%	8/15/48	25	24
	El Paso TX GO	4.000%	8/15/41	80	77
	El Paso TX GO	5.000%	8/15/42	1,235	1,244
	El Paso TX GO	4.000%	8/15/44	1,485	1,425
	El Paso TX GO	3.000%	8/15/47	2,990	2,374
	El Paso TX Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	665	676
	El Paso TX Water & Sewer Water Revenue	2.000%	3/1/39	1,255	871
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/44	17,860	17,429
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/46	1,240	1,300
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/48	7,875	7,456
[14]	Elgin Independent School District GO	5.000%	8/1/54	5,635	5,974
[14]	Forney Independent School District GO	2.000%	2/15/40	1,835	1,327
[14]	Forney Independent School District GO	5.000%	8/15/48	5	5
[14]	Forney Independent School District GO	4.000%	8/15/52	8,025	7,592
[14]	Forney Independent School District GO	4.000%	8/15/53	7,500	7,085
[3]	Fort Bend County Municipal Utility District No. 134E GO	2.500%	9/1/40	250	170
	Fort Bend County Texas Public Facility Corp. Lease (Appropriation) Revenue	5.000%	3/1/53	12,000	12,547
	Fort Bend County TX GO	5.250%	3/1/53	295	316
	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/41	7,045	7,050
[3]	Fort Bend County TX Toll Road Highway Revenue	3.000%	3/1/51	3,625	2,692
	Fort Bend County Water Control & Improvement District No. 2 GO	2.000%	9/1/36	500	381
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	2.500%	3/1/46	5,020	3,266
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/51	1,485	1,115
[14]	Fort Bend Independent School District GO	4.000%	8/15/49	1,450	1,378
[14]	Fort Bend Independent School District GO	4.250%	8/15/54	15,000	15,205
[14]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	1,505	1,487
[14]	Fort Bend Independent School District GO PUT	0.720%	8/1/26	7,430	7,062
[14]	Fort Bend Independent School District GO PUT	4.000%	8/1/27	11,125	11,325
[14]	Fort Worth Independent School District GO	4.000%	2/15/49	4,000	3,791
[14]	Fort Worth Independent School District GO	5.000%	2/15/49	4,000	4,266
	Fort Worth TX GO	5.000%	3/1/25	170	170
[14]	Frenship Independent School District GO	3.000%	2/15/41	1,240	1,043
[14]	Frisco Independent School District GO	5.000%	8/15/36	2,230	2,369
[14]	Frisco Independent School District GO	3.500%	2/15/37	5,000	4,909
[14]	Galveston Independent School District GO	4.000%	2/1/47	2,380	2,279
[14]	Garland Independent School District GO	5.000%	2/15/26	6,025	6,165
[14]	Garland Independent School District GO	5.000%	2/15/33	1,025	1,168
[14]	Garland Independent School District GO	5.000%	2/15/34	3,950	4,488
[14]	Garland Independent School District GO	5.000%	2/15/35	1,450	1,642
[14]	Garland Independent School District GO	5.000%	2/15/38	1,205	1,337
[14]	Garland Independent School District GO	5.000%	2/15/39	2,040	2,244
[14]	Garland Independent School District GO	5.000%	2/15/40	3,500	3,831
[14]	Garland Independent School District GO	5.000%	2/15/41	4,015	4,372
[14]	Garland Independent School District GO	5.000%	2/15/42	3,500	3,794
[14]	Garland Independent School District GO	5.000%	2/15/43	3,270	3,530
[14]	Garland Independent School District GO	5.000%	2/15/48	1,645	1,743
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/36	400	421
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/49	2,415	2,267
[14]	Georgetown Independent School District GO	4.125%	8/15/47	1,200	1,167
	Georgetown TX GO	2.000%	8/15/34	1,130	930
[4]	Georgetown TX Utility System Multiple Utility Revenue	4.250%	8/15/47	15	15
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/34	3,605	3,770
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/35	2,975	3,103
	Grand Parkway Transportation Corp. Highway Revenue	5.500%	10/1/35	5,880	6,272
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/36	40	42
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/37	75	78
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/38	1,010	1,046
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/43	5,760	5,922
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/45	7,485	7,138
	Grand Parkway Transportation Corp. Highway Revenue	5.850%	10/1/47	1,350	1,437
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/48	20,340	20,901
	Grand Parkway Transportation Corp. Highway Revenue	5.850%	10/1/48	50	53
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/49	15,245	13,879
	Grand Parkway Transportation Corp. Highway Revenue	3.000%	10/1/50	20	15
[3]	Grand Parkway Transportation Corp. Highway Revenue	3.000%	10/1/50	1,000	779

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/28	12,985	13,661
	Grayson County TX Junior College District GO	4.000%	2/15/49	3,310	3,109
[3]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.250%	10/1/48	20	21
[3]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/49	9,720	10,185
[4]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	4.250%	10/1/53	2,650	2,539
[3]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	4.375%	10/1/54	4,000	3,903
[3]	Greenville TX Electric System Electric Power & Light Revenue	2.375%	2/15/46	400	255
[3]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/54	2,500	2,600
[14]	Greenwood Independent School District GO	5.000%	2/15/49	5,430	5,750
[14]	Gregory-Portland TX Independent School District GO	5.000%	2/15/25	465	465
[14]	Gregory-Portland TX Independent School District GO	5.000%	2/15/38	6,790	7,445
[14]	Hallsville TX Independent School District GO	3.000%	2/15/38	2,975	2,683
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	750	754
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/36	400	401
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/37	375	374
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	6,140	6,606
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	3,140	3,158
	Harris County Flood Control District GO	4.000%	10/1/45	5,085	4,916
	Harris County Flood Control District GO	4.250%	10/1/47	4,615	4,552
	Harris County Flood Control District GO	4.000%	9/15/48	5,000	4,748
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/25	7,000	7,024
	Harris County TX GO	5.000%	10/1/26	1,305	1,324
	Harris County TX GO	5.000%	10/1/26	1,085	1,126
	Harris County TX GO	5.000%	10/1/27	2,985	3,021
	Harris County TX GO	5.000%	10/1/28	2,030	2,054
	Harris County TX GO	5.000%	9/15/54	26,385	28,031
	Harris County TX Highway Revenue	5.000%	8/15/25	5,680	5,748
	Harris County TX Highway Revenue	5.000%	8/15/28	665	685
	Harris County TX Highway Revenue	5.000%	8/15/30	1,405	1,445
	Harris County TX Highway Revenue	5.000%	8/15/31	370	380
	Harris County TX Highway Revenue	5.000%	8/15/32	340	349
	Harris County TX Highway Revenue	5.000%	8/15/33	2,210	2,268
	Harris County TX Highway Revenue	5.000%	8/15/36	140	143
	Harris County TX Highway Revenue	5.000%	8/15/41	10	10
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/29	4,895	5,331
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/30	3,020	3,337
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/31	3,075	3,248
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/33	1,190	1,341
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/37	7,500	8,443
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/38	5,000	5,583
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/43	1,105	1,136
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/44	1,065	1,150
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/45	21,500	20,617
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/49	10,000	9,358
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/49	5,000	5,429
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/50	530	497
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/54	10,000	9,213
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/54	8,000	8,619
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	15,255	15,490
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	13,160	13,602
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	10,230	10,791
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	13,490	14,448
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/29	6,340	6,885
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	8,755	9,627
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/38	12,975	14,491
[4]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	3.125%	11/15/56	30	21
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/52	1,945	435
	Hidalgo County TX GO	4.000%	8/15/43	3,400	3,280
	Houston Higher Education Finance Corp. College & University Revenue (Rice University Project)	5.000%	5/15/34	34,015	39,202
[14]	Houston Independent School District GO	5.000%	2/15/25	12,320	12,329
[14]	Houston Independent School District GO	5.000%	2/15/25	2,130	2,132
[14]	Houston Independent School District GO	5.000%	2/15/26	7,290	7,462
[14]	Houston Independent School District GO	5.000%	2/15/27	225	230
[14]	Houston Independent School District GO	5.000%	2/15/28	3,500	3,654
[14]	Houston Independent School District GO	5.000%	2/15/28	5,735	5,855
[14]	Houston Independent School District GO	5.000%	2/15/29	5,205	5,313
[14]	Houston Independent School District GO	5.000%	2/15/30	1,135	1,158
[14]	Houston Independent School District GO	5.000%	2/15/31	210	214
[14]	Houston Independent School District GO	4.000%	2/15/33	500	505
[14]	Houston Independent School District GO	4.000%	2/15/34	11,820	11,869

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	Houston Independent School District GO	4.000%	2/15/35	12,100	12,137
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	4,955	5,274
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	3,175	3,370
[4]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	580	655
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	100	104
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	5,095	5,310
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/39	90	94
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	7,850	7,863
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/25	5,420	5,509
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/28	2,400	2,579
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	12,705	14,018
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/33	1,540	1,692
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/33	10,000	11,408
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	10,000	11,433
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	10,140	11,535
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	10,000	11,338
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/37	4,300	4,308
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/39	1,310	1,311
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/42	1,065	1,092
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/43	320	331
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/44	7,970	7,978
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/45	50	47
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/47	250	193
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/49	18,500	17,423
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/49	6,320	6,555
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/54	5,000	5,399
[4]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/26	18,015	17,015
[4]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/27	1,395	1,275
[4]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/28	1,230	1,087
[4]	Houston TX Combined Utility System Water Revenue, ETM	5.750%	12/1/32	240	286
	Houston TX GO	5.000%	3/1/25	155	155
	Houston TX GO	5.000%	3/1/25	3,755	3,761
	Houston TX GO	5.000%	3/1/26	2,180	2,229
	Houston TX GO	5.000%	3/1/26	5,060	5,175
	Houston TX GO	5.000%	3/1/27	1,820	1,899
	Houston TX GO	5.000%	3/1/28	475	484
	Houston TX GO	5.000%	3/1/28	7,305	7,594
	Houston TX GO	5.000%	3/1/28	1,365	1,450
	Houston TX GO	5.000%	3/1/29	525	545
	Houston TX GO	5.000%	3/1/29	8,745	9,429
	Houston TX GO	5.000%	3/1/31	1,355	1,503
	Houston TX GO	5.000%	3/1/34	320	361
	Houston TX GO	5.250%	3/1/43	1,200	1,316
	Houston TX GO	5.250%	3/1/49	7,880	8,541
	Houston TX GO	4.125%	3/1/51	8,050	7,705
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	600	601
[7]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	0.000%	9/1/30	35	28
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/31	500	501
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	1,030	1,031
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	500	501
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/34	500	501
[14]	Humble Independent School District GO	5.000%	2/15/47	840	888
[14]	Humble Independent School District GO	4.000%	2/15/54	2,995	2,826
[14]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/44	2,875	3,115
[14]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/50	22,265	21,148
[14]	Hutto Independent School District GO	5.000%	8/1/48	1,625	1,734
[14]	Hutto Independent School District GO PUT	2.000%	8/1/25	750	746
[3]	Hutto TX GO	4.125%	8/1/49	5,000	4,808
[3]	Hutto TX GO	4.250%	8/1/54	10,000	9,686
[14]	Irving Independent School District GO	5.000%	2/15/39	700	771
[14]	Irving Independent School District GO	5.000%	2/15/40	1,610	1,765
[14]	Irving Independent School District GO	5.000%	2/15/41	1,500	1,635
[14]	Irving Independent School District GO	5.000%	2/15/43	1,245	1,343
	Irving TX GO	5.000%	9/15/29	1,525	1,630
[14]	Jarrell Independent School District GO	4.000%	2/15/54	5,000	4,718
[14]	Jim Ned Consolidated Independent School District GO	2.000%	2/15/40	1,070	774
[14]	Joshua Independent School District GO	4.000%	8/15/49	3,000	2,850
[14]	Judson Independent School District GO	4.000%	2/1/41	150	148
[14]	Judson Independent School District GO	5.000%	2/1/49	4,695	5,032
[14]	Judson Independent School District GO	4.000%	2/1/53	5,170	4,788

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	Judson Independent School District GO	5.000%	2/1/53	2,000	2,137
[14]	Katy Independent School District GO	5.000%	2/15/45	150	150
[14]	Katy Independent School District GO	5.000%	2/15/48	11,510	12,189
[14]	Katy Independent School District GO	4.000%	2/15/49	2,215	2,125
[14]	Katy Independent School District GO	3.000%	2/15/51	50	37
[14]	Katy Independent School District GO	4.000%	2/15/53	400	378
[14]	Keller TX Independent School District GO	4.000%	8/15/38	11,260	11,260
[14]	Keller TX Independent School District GO, Prere.	4.000%	2/15/25	5,000	5,002
[14]	Keller TX Independent School District GO, Prere.	4.000%	2/15/25	1,000	1,000
[14]	Killeen Independent School District GO	3.000%	2/15/44	25	20
[14]	Klein Independent School District GO	4.000%	8/1/40	17,765	17,332
[14]	Klein Independent School District GO	4.000%	8/1/47	4,325	4,171
	Lamar Consolidated Independent School District GO	4.000%	2/15/48	6,725	6,433
[14]	Lamar Consolidated Independent School District GO	4.000%	2/15/48	2,500	2,402
[14]	Lamar Consolidated Independent School District GO	4.000%	2/15/48	3,175	3,033
[14]	Lamar Consolidated Independent School District GO	5.000%	2/15/49	5,000	5,321
[14]	Lamar Consolidated Independent School District GO	3.000%	2/15/51	2,745	2,010
[14]	Lamar Consolidated Independent School District GO	3.000%	2/15/56	40	28
[14]	Lamar Consolidated Independent School District GO	5.000%	2/15/58	8,000	8,422
[4]	Lamar Consolidated Independent School District GO	5.500%	2/15/58	12,500	13,616
[14]	Lamar Consolidated Independent School District GO	5.250%	2/15/59	7,175	7,692
[14]	Lamar Consolidated Independent School District GO	4.000%	2/15/62	10,000	9,103
[14]	Leander Independent School District GO	5.000%	8/15/38	450	453
[14]	Leander Independent School District GO	5.000%	8/15/40	11,575	11,655
[14]	Leander Independent School District GO	0.000%	8/16/42	1,655	747
[14]	Leander Independent School District GO	0.000%	8/16/44	5,000	2,014
[14]	Leander Independent School District GO	5.000%	2/15/48	3,000	3,188
	Lewisville Independent School District GO	5.000%	8/15/25	25	25
[14]	Lewisville Independent School District GO	4.000%	8/15/26	565	568
[14]	Lewisville Independent School District GO	4.000%	8/15/27	4,340	4,360
	Lewisville Independent School District GO	5.000%	8/15/28	1,880	1,899
[14]	Lewisville Independent School District GO	5.000%	8/15/36	4,230	4,795
[14]	Lewisville Independent School District GO	4.000%	8/15/41	1,920	1,920
[14]	Lewisville Independent School District GO	5.000%	8/15/43	4,000	4,350
[14]	Liberty Hill Independent School District GO	4.000%	2/1/46	1,000	964
[14]	Liberty Hill Independent School District GO	4.375%	2/1/47	5,000	5,044
[14]	Liberty Hill Independent School District GO	5.000%	2/1/52	620	650
[14]	Liberty Hill Independent School District GO	5.000%	2/1/54	17,000	17,993
[14]	Little Elm Independent School District GO PUT	3.700%	8/15/28	5,135	5,150
	Lone Star College System GO	5.000%	8/15/42	1,405	1,437
	Lone Star College System GO	2.375%	2/15/51	120	74
[4]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	7,990	7,977
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	3,000	3,133
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	1,570	1,579
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	1,490	1,562
	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/29	205	205
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/30	3,045	3,345
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	3,100	3,436
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/33	1,550	1,745
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/40	100	99
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	4,650	4,666
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/43	1,395	1,430
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/44	660	671
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/45	1,650	1,716
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/46	945	986
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	2,915	3,036
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/48	155	158
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/48	2,500	2,711
	Lower Colorado River Authority Intergovernmental Agreement Revenue	3.875%	5/15/49	5,070	4,403
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/51	2,780	2,867
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/53	3,980	4,262
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/53	5,000	5,422
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/54	10,000	10,696
	Lubbock County TX GO	2.000%	2/15/35	2,310	1,871
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/46	13,145	12,546
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/51	5,000	4,544
[14]	Mabank Independent School District GO	4.000%	8/15/49	4,250	4,038
[14]	Mansfield Independent School District GO	4.000%	2/15/49	125	119
[14]	Mansfield Independent School District GO	4.000%	2/15/49	6,570	6,303
[14]	Mansfield Independent School District GO	4.000%	2/15/54	5,500	5,164

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	Melissa Independent School District GO	4.000%	2/1/49	14,350	13,644
[14]	Melissa Independent School District GO	4.000%	2/1/54	12,500	11,796
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	0.000%	9/15/27	125	87
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	0.000%	9/15/27	5	3
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	0.000%	9/15/27	15	8
[14]	Midland Independent School District GO	4.000%	2/15/42	2,000	1,981
[14]	Midland Independent School District GO	5.000%	2/15/50	13,955	14,297
[14]	Midland Independent School District GO	4.000%	2/15/54	6,055	5,685
[14]	Monahans-Wickett-Pyote Independent School District GO	3.000%	2/15/32	1,415	1,390
[14]	Montgomery Independent School District GO	4.000%	2/15/48	2,300	2,226
[14]	Montgomery Independent School District GO	4.000%	2/15/53	5,310	5,006
[14]	New Braunfels Independent School District GO	4.000%	2/1/52	13,725	13,013
	New Braunfels TX Utility System Electric Power & Light Revenue	4.000%	7/1/55	2,500	2,298
[14]	New Caney Independent School District GO	2.000%	2/15/40	1,430	1,027
[14]	New Caney Independent School District GO	5.000%	2/15/48	1,995	2,124
[14]	New Caney Independent School District GO	4.000%	2/15/49	5,000	4,753
[14]	New Caney Independent School District GO	5.000%	2/15/53	2,510	2,652
[14]	New Caney Independent School District GO	4.000%	2/15/54	5,000	4,718
	Newark Higher Education Finance Corp. College & University Revenue (Abilene Christian University University Program)	4.000%	4/1/57	5,050	4,306
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	3,555	3,559
[14]	North East TX Independent School District GO	5.250%	2/1/29	10,310	11,223
[3]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/26	1,515	1,575
	North Harris County Regional Water Authority Water Revenue	4.000%	12/15/41	10,000	9,734
	North Texas Municipal Water District Sewer Revenue	4.000%	6/1/31	360	367
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/33	2,250	2,181
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	5,750	5,801
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/35	230	232
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	3,695	3,767
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	3,060	3,120
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,420	1,448
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,670	1,703
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,000	4,162
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	1,520	1,581
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	1,945	1,977
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	545	554
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	1,605	1,632
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	14,635	15,460
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	3,345	3,399
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	1,020	1,036
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	2,375	2,558
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	2,255	2,290
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,780	1,808
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	2,570	2,796
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	2,365	2,401
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	1,030	1,045
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	9,660	10,651
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	1,280	1,300
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	545	562
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	6,475	7,263
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	12,020	13,396
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	1,100	1,134
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	17,675	19,885
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	50	52
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	4,955	5,622
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	2,505	2,863
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	8,040	9,075
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	4,350	4,369
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	545	552
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	2,600	2,632
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	5,205	5,838
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/37	1,455	1,493
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/37	2,970	3,311
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	220	220
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	145	151
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	1,490	1,571
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/38	3,680	4,088
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/39	5,030	5,003
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/39	2,500	2,528
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	9,860	9,966

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	255	260
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	240	249
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	2,025	2,206
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/40	1,350	1,357
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	2,690	2,911
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/41	105	102
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/41	2,980	3,264
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/43	1,745	1,675
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	11,495	11,812
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	9,950	10,086
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/44	2,840	2,742
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/44	1,120	1,234
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/46	160	124
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	6,440	6,605
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	15,315	15,455
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	1,075	1,093
	North Texas Tollway Authority Highway Revenue	4.250%	1/1/49	1,205	1,144
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/51	2,930	2,163
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/31	25,670	13,130
	North Texas Tollway Authority Highway Revenue, Prere.	6.750%	9/1/31	2,515	3,044
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	8,180	7,415
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	1,635	1,429
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	2,725	2,295
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/31	6,630	5,383
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/32	180	140
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/33	20,605	15,434
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/34	6,015	4,321
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	200	138
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	10,550	6,948
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/37	3,345	2,107
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/38	7,675	4,595
[14]	Northside Independent School District GO	4.125%	8/15/54	5,090	4,907
[14]	Northside Independent School District GO PUT	0.700%	6/1/25	4,160	4,115
[14]	Northside Independent School District GO PUT	3.000%	8/1/26	3,855	3,838
[14]	Northside Independent School District GO PUT	2.000%	6/1/27	3,625	3,498
[14]	Northwest Independent School District GO	5.000%	2/15/25	1,630	1,631
[14]	Northwest Independent School District GO	4.000%	2/15/48	1,785	1,700
[14]	Northwest Independent School District GO	5.000%	2/15/48	1,785	1,884
[14]	Northwest Independent School District GO	5.000%	2/15/48	5,435	5,735
[14]	Northwest Independent School District GO	5.000%	2/15/49	9,195	9,743
[14]	Pasadena Independent School District GO	5.000%	2/15/38	1,590	1,740
[14]	Pasadena Independent School District GO	5.000%	2/15/47	325	344
[14]	Pasadena Independent School District GO	4.000%	2/15/52	10,015	9,494
[14]	Pasadena Independent School District GO	4.250%	2/15/53	275	266
[14]	Pecos Barstow Toyah Independent School District GO, Prere.	4.000%	2/15/25	1,455	1,456
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/26	5,180	5,364
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/27	6,660	7,008
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/30	1,430	1,600
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/31	1,135	1,274
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/32	6,470	7,342
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/32	9,895	11,229
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/33	2,690	3,087
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/33	260	293
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/33	12,125	13,913
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/34	1,350	1,512
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/34	15,000	17,359
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/35	4,115	4,866
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/38	6,050	6,851
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/40	4,915	5,429
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	3,120	3,020
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	1,000	1,007
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/41	3,740	4,108
	Permanent University Fund - University of Texas System College & University Revenue	4.125%	7/1/52	2,000	1,921
	Pflugerville Independent School District GO	5.000%	2/15/39	5,115	5,572
	Pflugerville Independent School District GO	5.000%	2/15/48	7,285	7,543
	Pflugerville TX GO	1.750%	8/1/34	800	626
	Pflugerville TX GO	4.000%	8/1/49	1,830	1,723
	Pflugerville TX GO	4.125%	8/1/53	3,505	3,333
[9,14]	Plano Independent School District GO	5.000%	2/15/27	4,000	4,170
[9,14]	Plano Independent School District GO	5.000%	2/15/30	2,360	2,591

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,14]	Plano Independent School District GO	5.000%	2/15/32	4,855	5,467
	Plano Independent School District GO	5.000%	2/15/38	650	720
	Plano Independent School District GO	3.625%	2/15/39	3,000	2,895
	Plano Independent School District GO	3.750%	2/15/40	3,000	2,903
	Plano Independent School District GO	5.000%	2/15/41	3,025	3,289
	Plano Independent School District GO	5.000%	2/15/42	2,010	2,172
	Plano Independent School District GO	5.000%	2/15/43	4,005	4,303
	Plano TX GO	2.000%	9/1/38	1,975	1,461
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/48	60	63
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/53	9,100	9,526
[14]	Prosper Independent School District GO	4.000%	2/15/48	2,405	2,325
[14]	Prosper Independent School District GO	5.000%	2/15/48	10,000	10,229
[14]	Prosper Independent School District GO	5.000%	2/15/49	70	72
[14]	Prosper Independent School District GO	2.250%	2/15/52	6,110	3,716
[14]	Prosper Independent School District GO	4.000%	2/15/54	23,605	22,198
	Prosper TX GO	2.000%	2/15/35	2,035	1,649
[14]	Richardson Independent School District GO	5.000%	2/15/25	1,515	1,516
[14]	Richardson Independent School District GO	5.000%	2/15/42	7,445	7,540
[14]	Richardson Independent School District GO	4.000%	2/15/49	3,500	3,313
[14]	Rockwall Independent School District GO	5.250%	2/15/48	85	92
[14]	Rockwall Independent School District GO	5.000%	2/15/52	1,000	1,043
[14]	Rockwall Independent School District GO, Prere.	5.000%	2/15/25	1,170	1,171
[14]	Round Rock Independent School District GO	5.000%	8/1/30	1,875	2,035
[14]	Round Rock Independent School District GO	3.000%	8/1/33	490	464
[14]	Royse City TX Independent School District GO	5.000%	2/15/53	3,120	3,287
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	4.625%	2/15/47	11,500	11,660
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.250%	2/15/52	4,240	4,443
[14]	Salado Independent School GO	4.250%	2/15/54	5,000	4,843
	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/46	5,500	4,549
	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/51	3,720	2,983
	San Antonio Education Facilities Corp. College & University Revenue	3.000%	4/1/54	3,585	2,261
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/34	7,695	8,496
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/35	5,010	5,512
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	4.000%	9/15/42	10,110	9,642
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	600	600
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/25	17,695	17,695
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	11,465	11,710
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	230	244
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	500	496
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	13,330	13,672
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/30	1,860	1,829
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	670	687
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	3,105	3,158
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	285	290
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	725	781
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	1,280	1,366
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	1,850	1,972
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	6,000	6,651
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	3,930	4,167
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	2,735	2,887
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	710	779
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/41	3,105	3,441
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	4,250	4,467
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	12,000	12,483
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/47	4,060	3,861
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	5,380	5,485
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/49	3,605	3,731
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/49	1,000	1,038
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/49	10,450	11,108
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/49	12,000	13,006
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/49	19,000	20,593
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/49	7,500	8,156
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/49	5,000	5,437
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.500%	2/1/49	5,000	5,537
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/54	9,520	10,017
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/54	5,000	5,394
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	1,315	1,294
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	3,845	3,857
	San Antonio TX GO	3.000%	8/1/35	240	226
[14]	San Antonio TX Independent School District GO	5.000%	8/15/48	1,540	1,548

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	San Antonio TX Independent School District GO	5.000%	8/15/52	12,250	12,887
[14]	San Antonio TX Independent School District GO, Prere.	5.000%	8/15/25	435	440
	San Antonio Water System Water Revenue	5.000%	5/15/33	740	760
	San Antonio Water System Water Revenue	5.000%	5/15/46	1,630	1,722
	San Antonio Water System Water Revenue	5.250%	5/15/48	7,005	7,577
	San Antonio Water System Water Revenue	5.250%	5/15/52	11,260	12,040
	San Antonio Water System Water Revenue	5.250%	5/15/52	5,000	5,379
	San Jacinto Community College District GO	4.000%	2/15/41	3,450	3,360
	San Jacinto Community College District GO	4.000%	2/15/46	10	9
[14]	San Marcos Consolidated Independent School District GO	5.250%	8/15/47	3,050	3,307
[14]	Sanger Independent School District GO	4.000%	8/15/47	1,475	1,407
[14]	Sanger Independent School District GO	4.000%	8/15/52	7,030	6,651
[9]	Seguin TX GO	5.500%	9/1/49	5,000	5,549
[9]	Seguin TX GO	5.500%	9/1/54	4,000	4,403
	Seguin TX GO	5.250%	9/1/58	6,055	6,432
[9]	Seguin TX GO	5.500%	9/1/59	5,000	5,496
[3]	Sheldon Independent School District GO	5.000%	2/15/29	1,675	1,797
[14]	Sherman TX Independent School District GO	5.000%	2/15/48	3,100	3,290
[14]	Sherman TX Independent School District GO	5.000%	2/15/53	2,500	2,634
[14]	Smith County Chapel Hill Independent School District GO	4.000%	2/15/53	1,500	1,416
	Smith County TX GO	5.000%	8/15/43	25	26
[14]	Socorro Independent School District GO	4.000%	8/15/44	1,425	1,369
[14]	Southwest Independent School District GO	4.000%	2/1/53	7,370	6,960
[14]	Spring Branch Independent School District GO	5.000%	2/1/25	4,175	4,175
[14]	Spring Branch Independent School District GO	5.000%	2/1/26	2,835	2,896
	Spring Independent School District GO	4.000%	8/15/52	6,950	6,548
	Stephen F Austin State University College & University Revenue	4.000%	10/15/48	15,870	14,969
	Tarrant County College District GO	5.000%	8/15/40	7,290	7,915
	Tarrant County TX GO	4.000%	7/15/47	2,775	2,680
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/25	1,340	1,342
[14]	Taylor County Wylie Independent School District GO	4.250%	2/15/54	4,100	4,143
	Temple College GO	3.000%	7/1/46	1,955	1,535
	Temple TX GO	2.125%	8/1/39	1,720	1,242
	Texas A&M University College & University Revenue	5.000%	5/15/25	3,055	3,075
	Texas A&M University College & University Revenue	5.000%	5/15/26	3,975	4,091
	Texas A&M University College & University Revenue	5.000%	5/15/27	1,255	1,316
	Texas A&M University College & University Revenue	5.000%	5/15/27	7,530	7,899
	Texas A&M University College & University Revenue	5.000%	5/15/28	1,240	1,298
	Texas A&M University College & University Revenue	3.000%	5/15/41	325	276
	Texas A&M University College & University Revenue	5.000%	5/15/41	5,200	5,765
	Texas A&M University College & University Revenue	5.000%	5/15/42	5,000	5,515
[14]	Texas City TX Independent School District GO	4.000%	8/15/53	4,925	4,653
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	6,615	6,713
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	3,485	3,537
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	2,170	2,250
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	8,055	8,352
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/30	1,055	1,089
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/32	8,005	9,079
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/33	22,200	25,425
	Texas GO	5.000%	10/1/25	6,330	6,426
	Texas GO	5.000%	10/1/26	1,045	1,059
	Texas GO	5.000%	10/1/26	1,470	1,525
	Texas GO	5.000%	10/1/27	2,935	2,975
	Texas GO	5.000%	10/1/27	21,765	23,042
	Texas GO	3.200%	10/1/28	7,450	7,411
	Texas GO	5.000%	10/1/28	3,355	3,399
	Texas GO	5.000%	10/1/28	14,915	16,041
	Texas GO	5.000%	10/1/29	5,475	5,744
	Texas GO	5.000%	10/1/29	1,060	1,073
	Texas GO	5.000%	10/1/30	295	309
	Texas GO	5.000%	10/1/30	120	126
	Texas GO	5.000%	10/1/30	3,045	3,383
	Texas GO	5.000%	10/1/31	520	544
	Texas GO	5.000%	10/1/31	10,400	10,527
	Texas GO	5.000%	10/1/31	45	47
	Texas GO	5.000%	10/1/31	12,565	14,121
	Texas GO	2.250%	8/1/32	1,000	892
	Texas GO	5.000%	10/1/32	6,095	6,361
	Texas GO	5.000%	10/1/32	19,640	19,873
	Texas GO	5.000%	10/1/32	55	57

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas GO	5.000%	10/1/32	50	51
	Texas GO	5.000%	10/1/32	30,300	34,409
	Texas GO	2.250%	8/1/33	1,000	874
	Texas GO	5.000%	10/1/33	6,165	6,421
	Texas GO	5.000%	10/1/33	110	115
	Texas GO	5.000%	10/1/34	1,540	1,600
	Texas GO	5.000%	10/1/34	105	109
	Texas GO	5.000%	10/1/34	12,010	13,841
	Texas GO	2.000%	8/1/35	2,000	1,615
	Texas GO	5.000%	10/1/35	9,370	9,466
	Texas GO	2.000%	8/1/36	3,000	2,361
	Texas GO	5.000%	10/1/36	12,275	12,396
	Texas GO	5.000%	5/15/40	1,595	1,601
	Texas GO	5.000%	8/1/41	3,000	3,018
	Texas GO	5.000%	4/1/46	235	238
[4]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/35	1,105	1,009
[4]	Texas Municipal Power Agency Electric Power & Light Revenue	2.000%	9/1/37	2,100	1,561
[4]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/39	3,705	3,130
[4]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/46	2,595	1,956
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/31	220	235
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/32	365	389
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/33	1,355	1,442
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/35	4,990	5,273
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/36	330	348
[4]	Texas State Technical College & University Revenue	5.500%	8/1/42	3,750	4,142
	Texas State University System College & University Revenue	5.000%	3/15/26	3,000	3,071
	Texas State University System College & University Revenue	5.000%	3/15/27	2,415	2,520
	Texas State University System College & University Revenue	5.000%	3/15/28	3,920	4,093
	Texas State University System College & University Revenue	5.000%	3/15/29	1,565	1,630
	Texas State University System College & University Revenue	5.000%	3/15/30	13,165	14,399
	Texas State University System College & University Revenue	5.000%	3/15/31	780	808
	Texas State University System College & University Revenue	5.250%	3/15/54	5,000	5,365
	Texas Transportation Commission GO	5.000%	4/1/28	2,210	2,358
	Texas Transportation Commission GO	5.000%	4/1/29	1,810	1,965
	Texas Transportation Commission GO	5.000%	4/1/31	1,500	1,678
	Texas Transportation Commission GO	5.000%	4/1/32	5,560	6,295
	Texas Transportation Commission GO	5.000%	4/1/33	10,000	11,436
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/46	1,000	349
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/47	2,000	653
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/48	1,000	309
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/49	5,750	1,670
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/50	2,085	574
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/51	5,195	1,354
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/52	5,000	1,236
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/53	500	117
	Texas Transportation Commission State Highway 249 System Highway Revenue	5.000%	8/1/57	2,500	2,529
	Texas Water Development Board Water Revenue	5.000%	4/15/25	6,760	6,790
	Texas Water Development Board Water Revenue	5.000%	4/15/26	1,215	1,247
	Texas Water Development Board Water Revenue	5.000%	4/15/29	295	310
	Texas Water Development Board Water Revenue	5.000%	10/15/29	13,930	14,128
	Texas Water Development Board Water Revenue	5.000%	4/15/30	185	194
	Texas Water Development Board Water Revenue	5.000%	10/15/30	1,130	1,146
	Texas Water Development Board Water Revenue	5.000%	4/15/31	3,540	3,781
	Texas Water Development Board Water Revenue	5.000%	10/15/31	3,910	4,097
	Texas Water Development Board Water Revenue	4.000%	10/15/32	745	757
	Texas Water Development Board Water Revenue	4.000%	10/15/32	1,815	1,821
	Texas Water Development Board Water Revenue	5.000%	10/15/32	10,285	10,951
	Texas Water Development Board Water Revenue	5.000%	8/1/33	1,195	1,310
	Texas Water Development Board Water Revenue	3.000%	10/15/33	450	432
	Texas Water Development Board Water Revenue	4.000%	10/15/33	2,895	2,949
	Texas Water Development Board Water Revenue	4.000%	10/15/33	1,620	1,642
	Texas Water Development Board Water Revenue	5.000%	8/1/34	7,535	8,463
	Texas Water Development Board Water Revenue	4.000%	10/15/34	2,120	2,149
	Texas Water Development Board Water Revenue	4.000%	10/15/34	2,450	2,489
	Texas Water Development Board Water Revenue	3.000%	10/15/35	140	131

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board Water Revenue	4.000%	10/15/35	580	586
	Texas Water Development Board Water Revenue	4.000%	10/15/35	4,260	4,315
	Texas Water Development Board Water Revenue	4.000%	10/15/35	605	612
	Texas Water Development Board Water Revenue	5.000%	10/15/35	3,205	3,593
	Texas Water Development Board Water Revenue	4.000%	10/15/36	410	413
	Texas Water Development Board Water Revenue	4.000%	10/15/36	205	207
	Texas Water Development Board Water Revenue	4.450%	10/15/36	635	675
	Texas Water Development Board Water Revenue	4.000%	10/15/37	680	684
	Texas Water Development Board Water Revenue	4.000%	10/15/37	310	312
	Texas Water Development Board Water Revenue	4.000%	4/15/38	2,715	2,727
	Texas Water Development Board Water Revenue	4.000%	10/15/38	240	243
	Texas Water Development Board Water Revenue	5.000%	10/15/38	4,010	4,219
	Texas Water Development Board Water Revenue	5.000%	10/15/38	5,000	5,670
	Texas Water Development Board Water Revenue	3.000%	10/15/39	1,000	888
	Texas Water Development Board Water Revenue	4.600%	10/15/39	1,545	1,641
	Texas Water Development Board Water Revenue	5.000%	10/15/39	5,015	5,646
	Texas Water Development Board Water Revenue	3.000%	10/15/40	2,170	1,894
	Texas Water Development Board Water Revenue	4.000%	10/15/40	11,900	11,734
	Texas Water Development Board Water Revenue	4.650%	10/15/40	1,055	1,116
	Texas Water Development Board Water Revenue	4.650%	10/15/40	11,625	12,366
	Texas Water Development Board Water Revenue	5.000%	10/15/40	5,040	5,661
	Texas Water Development Board Water Revenue	5.000%	8/1/41	100	109
	Texas Water Development Board Water Revenue	4.000%	10/15/41	10,815	10,630
	Texas Water Development Board Water Revenue	4.000%	10/15/41	13,535	13,577
	Texas Water Development Board Water Revenue	4.700%	10/15/41	4,740	4,996
	Texas Water Development Board Water Revenue	5.000%	10/15/42	4,995	5,147
	Texas Water Development Board Water Revenue	4.000%	10/15/43	18,810	18,295
	Texas Water Development Board Water Revenue	4.000%	10/15/43	2,510	2,468
	Texas Water Development Board Water Revenue	4.750%	10/15/43	3,525	3,707
	Texas Water Development Board Water Revenue	5.000%	10/15/43	1,730	1,792
	Texas Water Development Board Water Revenue	4.000%	10/15/44	6,500	6,328
	Texas Water Development Board Water Revenue	5.000%	10/15/44	4,015	4,385
	Texas Water Development Board Water Revenue	4.000%	10/15/45	14,275	13,849
	Texas Water Development Board Water Revenue	4.000%	10/15/45	340	326
	Texas Water Development Board Water Revenue	5.000%	10/15/45	6,855	6,905
	Texas Water Development Board Water Revenue	5.000%	10/15/46	890	906
	Texas Water Development Board Water Revenue	5.250%	10/15/46	100	102
	Texas Water Development Board Water Revenue	4.000%	10/15/47	8,050	7,636
	Texas Water Development Board Water Revenue	5.000%	10/15/47	320	328
	Texas Water Development Board Water Revenue	5.000%	4/15/49	7,475	7,732
	Texas Water Development Board Water Revenue	4.000%	10/15/49	11,475	10,828
	Texas Water Development Board Water Revenue	4.000%	10/15/50	50	46
	Texas Water Development Board Water Revenue	4.000%	4/15/51	10,550	9,862
	Texas Water Development Board Water Revenue	4.000%	10/15/51	16,425	15,151
	Texas Water Development Board Water Revenue	4.250%	10/15/51	8,500	8,286
	Texas Water Development Board Water Revenue	5.250%	10/15/51	4,100	4,470
	Texas Water Development Board Water Revenue	4.000%	10/15/52	10	9
	Texas Water Development Board Water Revenue	5.000%	10/15/53	6,925	7,451
	Texas Water Development Board Water Revenue	4.000%	10/15/54	7,000	6,401
	Texas Water Development Board Water Revenue	4.375%	10/15/54	8,000	7,949
	Texas Water Development Board Water Revenue	5.000%	10/15/57	5,965	6,324
	Texas Water Development Board Water Revenue	5.000%	10/15/58	6,805	7,254
	Texas Water Development Board Water Revenue	4.375%	10/15/59	15,000	14,855
[14]	Tomball Independent School District GO	5.000%	2/15/48	4,955	5,258
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	3.000%	8/1/31	435	429
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	3.000%	8/1/32	130	126
	University of Houston College & University Revenue	5.000%	2/15/29	2,365	2,412
	University of Houston College & University Revenue	5.000%	2/15/36	510	517
	University of Houston College & University Revenue	5.000%	2/15/37	120	122
	University of Houston College & University Revenue	5.000%	2/15/42	310	332
	University of North Texas System College & University Revenue	5.000%	4/15/47	6,945	7,091
[14]	Venus Independent School District GO	3.000%	8/15/41	1,535	1,297
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/49	3,000	3,203
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	4.000%	8/1/54	6,500	6,080
[14]	Waco Independent School District GO	4.125%	8/15/53	1,625	1,568
	Waco TX GO	5.000%	2/1/49	5,000	5,323
	Waco TX GO	5.250%	2/1/54	11,000	11,829
[14]	Waller Consolidated Independent School District GO	3.000%	2/15/39	2,000	1,746
[14]	Waller Consolidated Independent School District GO	4.000%	2/15/44	2,000	1,940
[14]	Waller Consolidated Independent School District GO	4.000%	2/15/48	3,000	2,857

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	Waller Consolidated Independent School District GO	4.000%	2/15/53	4,020	3,796
[14]	Waxahachie Independent School District GO	5.000%	2/15/48	3,800	4,045
[14]	Waxahachie Independent School District GO	4.000%	2/15/49	10,000	9,506
[14]	Waxahachie Independent School District GO	4.000%	2/15/53	7,500	7,082
[14]	Waxahachie Independent School District GO	4.250%	2/15/53	2,250	2,205
[3]	West Harris County Regional Water Authority Water Revenue	3.500%	12/15/46	10,165	8,668
	West Harris County Regional Water Authority Water Revenue	3.000%	12/15/58	120	82
[3]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/41	1,100	1,077
[3]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/45	1,465	1,362
	Williamson County TX GO	4.000%	2/15/28	18,440	18,982
	Williamson County TX GO	5.000%	2/15/29	5,000	5,401
	Williamson County TX GO	5.000%	2/15/30	5,100	5,591
	Williamson County TX GO	5.000%	2/15/31	5,000	5,553
	Williamson County TX GO	2.375%	2/15/37	3,790	3,109
[14]	Wylie Independent School District/Collin County GO	5.250%	8/15/49	3,205	3,461
[14]	Wylie Independent School District/Collin County GO	5.250%	8/15/54	3,040	3,262
[14]	Ysleta Independent School District GO	5.000%	8/15/47	6,000	6,085
[14]	Ysleta Independent School District GO	4.000%	8/15/50	110	104
[14]	Ysleta Independent School District GO	4.250%	8/15/56	16,915	16,514
[14]	Ysleta Independent School District GO, Prere.	5.000%	8/15/25	8,420	8,516
					4,354,245
Utah (0.6%)
	Canyons School District (Utah School Board Guaranty Program) GO	2.650%	6/15/31	2,565	2,403
	Canyons School District (Utah School Board Guaranty Program) GO	2.750%	6/15/32	2,650	2,473
	Canyons School District (Utah School Board Guaranty Program) GO	2.900%	6/15/33	2,725	2,551
	Canyons School District (Utah School Board Guaranty Program) GO	3.000%	6/15/35	2,890	2,672
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/47	10,000	9,546
	Davis School District (Utah School Board Guaranty Program) GO	2.600%	6/1/31	3,900	3,626
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/28	145	153
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	4,335	4,649
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	500	536
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	105	114
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	1,490	1,619
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/31	1,485	1,631
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/31	290	319
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/32	605	663
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/32	205	227
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/33	7,625	8,327
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/33	220	243
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/34	1,095	1,192
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/34	235	259
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/35	385	418
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/35	355	390
	Intermountain Power Agency Electric Power & Light Revenue	4.000%	7/1/36	7,375	7,489
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/36	115	126
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	785	848
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	1,420	1,549
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	5,670	6,110
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	1,710	1,861
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/39	2,190	2,367
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/39	245	262
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	2,105	2,243
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	2,325	2,499
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	420	446
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	7,270	7,772
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	6,980	7,408
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/43	4,895	5,286
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/44	2,330	2,441
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/45	2,245	2,345
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/45	2,855	3,063
	Jordan School District GO	4.000%	6/15/29	2,450	2,457
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/42	150	153
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/46	5,460	5,721
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/47	1,605	1,630
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/38	895	909
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/39	1,275	1,289
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/40	1,000	1,006
	Salt Lake City UT Public Utilities Water Revenue	4.375%	2/1/52	15	15
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/52	1,000	1,053

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salt Lake County UT GO	2.700%	12/15/31	1,635	1,548
	Timpanogos Special Service District Sewer Revenue	5.000%	6/1/54	4,000	4,264
	Unified Fire Service Area Lease (Appropriation) Revenue	2.000%	4/1/37	1,975	1,500
	University of Utah College & University Revenue	5.000%	8/1/25	1,150	1,163
	University of Utah College & University Revenue	4.000%	8/1/33	440	447
	University of Utah College & University Revenue	5.250%	8/1/53	490	530
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/37	115	128
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/38	105	116
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/40	120	131
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/42	6,855	7,429
	University of Utah Local or Guaranteed Housing Revenue College & University Revenue	5.000%	8/1/46	1,945	2,053
	University of Utah Local or Guaranteed Housing Revenue College & University Revenue	4.000%	8/1/51	12,195	11,538
	Utah GO	5.000%	7/1/25	2,355	2,378
	Utah GO	5.000%	7/1/26	6,985	7,215
	Utah GO	5.000%	7/1/26	6,765	6,988
	Utah GO	5.000%	7/1/29	785	847
	Utah GO	5.000%	7/1/30	1,425	1,536
	Utah GO	5.000%	7/1/31	185	199
	Utah GO	3.000%	7/1/33	8,650	8,303
	Utah GO	3.000%	7/1/34	3,450	3,269
[4]	Utah State University College & University Revenue	4.000%	12/1/45	1,390	1,332
	Utah State University College & University Revenue	3.000%	12/1/51	1,000	740
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	4.375%	6/1/40	6,010	6,137
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/40	30	34
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	405	408
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	140	141
	Utah Transit Authority Sales Tax Revenue	0.000%	12/15/32	8,865	6,445
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/35	820	948
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/37	5,000	5,707
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	4,100	4,652
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	5,990	6,745
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/39	5,000	5,656
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/40	1,570	1,752
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/40	5,020	5,624
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	1,395	1,401
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	1,390	1,396
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	535	537
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	3,060	3,074
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	8,375	8,443
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,715	2,737
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	365	368
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	290	292
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,895	2,919
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	7,030	7,087
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	50	50
					248,566
Vermont (0.0%)
	University of Vermont & State Agricultural College Miscellaneous Revenue	4.000%	10/1/40	14,140	13,923
Virginia (1.1%)
	Alexandria VA GO	3.000%	7/15/46	25	20
	Arlington County VA GO	2.500%	8/15/29	2,040	1,949
[4]	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/41	1,775	1,800
	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	9,305	9,337
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/48	7,000	7,523
	Commonwealth of Virginia GO	5.000%	6/1/26	1,300	1,338
	Commonwealth of Virginia GO	5.000%	6/1/27	180	181
	Fairfax County VA GO	4.000%	10/1/26	435	441
	Fairfax County VA GO	4.000%	10/1/27	4,305	4,365
	Fairfax County VA GO	4.000%	10/1/28	70	71
	Fairfax County VA GO	4.000%	10/1/42	10,000	9,995
	Fairfax County VA Sewer Revenue	5.000%	7/15/49	2,500	2,697
	Fairfax County VA Sewer Revenue	4.000%	7/15/51	2,500	2,404
	Hampton Roads Sanitation District Sewer Revenue, Prere.	5.000%	8/1/26	295	305
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/50	10,000	9,576
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/50	1,100	1,142
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/60	3,500	3,617
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.250%	7/1/60	825	864

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN, ETM	5.000%	7/1/26	5,485	5,648
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/42	19,525	20,121
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/48	2,190	2,238
Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/28	805	856
Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.500%	1/1/28	3,800	4,094
Loudoun County Economic Development Authority Lease (Appropriation) Revenue (Loudoun County Public Facilities Project)	3.000%	12/1/36	3,500	3,252
Loudoun County VA GO	2.000%	12/1/34	1,000	822
Northern Virginia Transportation Commission Transit Revenue (Transforming Rail in Virginia Program)	5.000%	6/1/47	1,500	1,596
Richmond VA GO	3.375%	3/1/41	1,450	1,327
Richmond VA Public Utility Water Revenue	4.000%	1/15/37	7,225	7,240
Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	210	214
Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	2,730	2,788
Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	415	424
Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	215	220
University of Virginia College & University Revenue	5.000%	4/1/38	1,925	1,992
University of Virginia College & University Revenue	5.000%	4/1/39	2,590	2,677
University of Virginia College & University Revenue	5.000%	4/1/42	20	21
University of Virginia College & University Revenue	5.000%	4/1/44	5,135	5,284
University of Virginia College & University Revenue	3.570%	4/1/45	6,000	5,347
University of Virginia College & University Revenue	5.000%	4/1/47	6,000	6,147
University of Virginia College & University Revenue	2.180%	11/1/51	10,250	5,856
Virginia Beach Development Authority Intergovernmental Agreement Revenue	3.000%	4/15/35	2,000	1,877
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	320	320
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	2,020	2,065
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/27	55	55
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/28	1,295	1,306
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	550	523
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/33	45	45
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	7,930	7,388
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	5,060	4,658
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/38	3,085	2,762
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/39	400	351
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25	495	495
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25	715	715
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25	3,040	3,040
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	440	450
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	11,060	11,308
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	1,320	1,377
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	2,590	2,702
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	525	558
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	5,770	6,133
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	3,000	3,189
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	175	182
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	695	739
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	4,655	4,939
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	830	897
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	3,130	3,384
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	340	368
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	3,705	4,072
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	4,195	4,611
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	1,275	1,376
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	1,260	1,310
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	1,590	1,681
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	4,220	4,710
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/32	240	234
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/32	4,130	4,665
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/33	3,510	4,008
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/34	40	40
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/34	3,445	3,913
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/34	3,180	3,612
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	2,020	1,907
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/35	1,670	1,889
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/35	3,860	4,366
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/35	115	128
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/36	2,000	2,017
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/36	1,650	1,860
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/36	1,220	1,354
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/37	460	509
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/38	1,090	1,216

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/38	80	88
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/39	45	50
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/40	1,515	1,673
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/41	1,870	2,054
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/41	120	131
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/42	3,665	3,942
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/42	5,010	5,558
	Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/25	6,360	6,360
	Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/25	30	30
	Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/25	160	160
	Virginia College Building Authority College & University Revenue	3.000%	9/1/26	135	135
	Virginia College Building Authority College & University Revenue	5.000%	9/1/27	605	625
	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/44	13,215	12,956
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/25	4,335	4,335
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/26	95	97
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/27	195	203
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/39	1,250	1,107
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/40	100	87
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	2,015	2,027
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	4,220	4,337
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/27	2,930	3,079
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	1,365	1,444
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/29	8,755	9,246
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/30	4,100	4,325
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/32	2,095	2,200
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/33	575	603
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	2,520	2,554
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	280	283
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	250	253
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/42	3,485	3,446
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/36	9,395	8,758
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.250%	5/15/43	4,000	3,442
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/32	2,030	2,303
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/34	16,995	17,933
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/27	1,545	1,599
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/30	6,265	6,457
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/25	3,735	3,744
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/25	220	223
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/26	360	369
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/26	225	233
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/27	930	974
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/27	1,595	1,687
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	3,850	3,894
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	5,560	5,624
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	3,455	3,574
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/27	2,625	2,764
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/28	620	653
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/31	5,490	6,165
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/32	220	246
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/33	685	763
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/35	70	73
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/36	370	382
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/37	250	278
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/39	3,885	3,943
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/42	4,000	3,963
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/25	1,860	1,881
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/26	6,030	6,095
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/28	1,675	1,692
	Virginia Resources Authority Lease Revenue	5.000%	11/1/31	1,500	1,640
	Virginia Resources Authority Lease Revenue	5.000%	11/1/33	1,395	1,516
	Virginia Resources Authority Miscellaneous Revenue	4.000%	11/1/41	50	49
	Virginia Small Business Financing Authority College & University Revenue	4.000%	10/1/38	7,175	6,937
[4]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	5.250%	7/1/53	1,520	1,625

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	4.125%	7/1/58	1,000	945
[4]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	4.375%	7/1/63	3,000	2,910
					425,815
Washington (2.9%)
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/41	8,145	8,334
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/46	11,905	13,543
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/27	1,745	1,846
[6]	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.750%	2/1/28	10	10
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/28	1,195	1,287
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/29	2,095	2,292
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/30	1,575	1,750
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/31	325	365
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/32	1,810	2,026
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/33	2,055	2,295
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/34	325	362
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	3.000%	11/1/36	3,795	3,520
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/36	615	676
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/40	1,475	1,497
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/43	325	347
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/46	24,255	23,668
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/25	2,485	2,508
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	4,515	4,590
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	7,020	7,137
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	1,800	1,830
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	10,925	11,108
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	4,465	4,540
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	1,645	1,672
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	19,520	19,846
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	5,315	5,404
[6]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/29	295	255
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/25	10,775	10,874
	Energy Northwest Electric Power & Light Revenue (Subordinate Project)	5.000%	7/1/28	1,710	1,724
	Energy Northwest Nuclear Revenue	5.000%	7/1/25	1,070	1,080
	Energy Northwest Nuclear Revenue	5.000%	7/1/26	3,270	3,375
	Energy Northwest Nuclear Revenue	5.000%	7/1/26	5,220	5,267
	Energy Northwest Nuclear Revenue	5.000%	7/1/28	5,095	5,240
	Energy Northwest Nuclear Revenue	5.000%	7/1/29	3,510	3,680
	Energy Northwest Nuclear Revenue	4.000%	7/1/30	5,170	5,449
	Energy Northwest Nuclear Revenue	5.000%	7/1/30	6,385	6,803
	Energy Northwest Nuclear Revenue	5.000%	7/1/31	4,665	4,957
	Energy Northwest Nuclear Revenue	5.000%	7/1/32	1,255	1,420
	Energy Northwest Nuclear Revenue	5.000%	7/1/32	2,070	2,196
	Energy Northwest Nuclear Revenue	5.000%	7/1/32	2,795	2,965
	Energy Northwest Nuclear Revenue	5.000%	7/1/32	310	312
	Energy Northwest Nuclear Revenue	5.000%	7/1/33	1,540	1,607
	Energy Northwest Nuclear Revenue	5.000%	7/1/33	6,650	7,518
	Energy Northwest Nuclear Revenue	5.000%	7/1/33	1,190	1,260
	Energy Northwest Nuclear Revenue	5.000%	7/1/34	3,465	3,663
	Energy Northwest Nuclear Revenue	5.000%	7/1/34	2,460	2,601
	Energy Northwest Nuclear Revenue	5.000%	7/1/34	790	899
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	4,015	4,539
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	1,085	1,162
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	3,840	4,173
	Energy Northwest Nuclear Revenue	5.000%	7/1/36	8,215	8,776
	Energy Northwest Nuclear Revenue	5.000%	7/1/36	1,005	1,121
	Energy Northwest Nuclear Revenue	5.000%	7/1/36	1,175	1,274
	Energy Northwest Nuclear Revenue	5.000%	7/1/37	615	682
	Energy Northwest Nuclear Revenue	5.000%	7/1/37	6,440	7,218
	Energy Northwest Nuclear Revenue	5.000%	7/1/37	515	549
	Energy Northwest Nuclear Revenue	4.000%	7/1/38	7,235	7,177
	Energy Northwest Nuclear Revenue	5.000%	7/1/38	1,605	1,701
	Energy Northwest Nuclear Revenue	5.000%	7/1/38	3,465	3,862
	Energy Northwest Nuclear Revenue	5.000%	7/1/38	7,425	8,363
	Energy Northwest Nuclear Revenue	5.000%	7/1/39	2,395	2,564
	Energy Northwest Nuclear Revenue	5.000%	7/1/39	7,525	8,430
	Energy Northwest Nuclear Revenue	5.000%	7/1/40	14,535	15,717
	Energy Northwest Nuclear Revenue	5.000%	7/1/41	1,830	1,965
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/25	390	394

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/26	4,000	4,128
Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/27	400	422
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	5,060	5,107
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	2,635	2,720
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	1,290	1,331
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	5,455	5,630
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	2,080	2,192
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	4,070	4,289
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	6,120	6,421
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	6,060	6,498
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	3,095	3,123
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	2,005	2,069
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	225	227
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/27	660	695
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/28	1,370	1,469
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/25	13,130	13,251
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	7,995	8,388
Franklin County School District No. 1 Pasco GO	4.000%	12/1/28	1,595	1,664
Franklin County School District No. 1 Pasco GO	5.500%	12/1/40	1,005	1,147
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/26	2,495	2,595
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/36	410	431
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/39	185	202
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/41	2,770	3,072
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/42	2,500	2,759
King County School District No. 210 Federal Way GO	5.000%	12/1/30	1,380	1,456
King County School District No. 210 Federal Way GO	3.000%	12/1/39	130	114
King County School District No. 403 Renton GO	4.000%	12/1/39	1,680	1,712
King County School District No. 403 Renton GO	4.000%	12/1/40	1,890	1,916
King County School District No. 403 Renton GO	4.000%	12/1/41	1,955	1,966
King County School District No. 411 Issaquah GO	3.000%	12/1/30	490	476
King County School District No. 411 Issaquah GO	4.000%	12/1/31	7,510	7,563
King County School District No. 411 Issaquah GO	5.000%	12/1/32	1,895	1,959
King County School District No. 414 Lake Washington GO	4.000%	12/1/27	755	779
King County School District No. 414 Lake Washington GO	4.000%	12/1/28	215	224
King County School District No. 414 Lake Washington GO	4.000%	12/1/29	595	624
King County WA GO	4.000%	1/1/26	550	557
King County WA GO	4.000%	7/1/30	1,645	1,681
King County WA GO	5.000%	1/1/32	3,495	3,914
King County WA Sewer Revenue	4.000%	7/1/31	305	309
King County WA Sewer Revenue	4.000%	7/1/40	500	497
King County WA Sewer Revenue	4.000%	7/1/41	10,000	9,887
King County WA Sewer Revenue	4.000%	7/1/45	15	14
King County WA Sewer Revenue PUT	0.875%	1/1/26	20,740	20,176
Pierce County School District No. 10 Tacoma GO	5.000%	12/1/48	2,500	2,687
Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	3,215	3,272
Pierce County School District No. 403 Bethel GO	5.000%	12/1/43	5,000	5,451
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/30	675	688
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/31	7,020	7,817
Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	5/1/44	755	709
Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/47	800	759
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/25	110	110
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/31	70	78
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	4/1/43	4,025	4,195
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/43	2,390	2,358
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/44	370	355
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	5/1/45	600	573
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	7/1/47	320	339
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/47	2,210	2,115
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/48	3,130	3,324
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/53	1,850	1,948
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/54	7,390	7,835
Snohomish County WA GO	2.000%	12/1/31	5,565	4,818
Spokane County School District No. 81 Spokane GO	5.000%	12/1/36	1,515	1,614
Spokane County School District No. 81 Spokane GO	4.000%	12/1/37	525	540
Spokane County School District No. 81 Spokane GO	4.000%	12/1/38	870	889
Spokane County School District No. 81 Spokane GO	4.000%	12/1/39	730	743
Spokane WA GO	4.000%	12/1/31	1,475	1,519
Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/42	15,945	15,696
Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/46	395	416
Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/49	2,000	2,121

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of Washington College & University Revenue	4.000%	6/1/37	1,145	1,146
University of Washington College & University Revenue	4.000%	12/1/41	5,030	4,946
University of Washington College & University Revenue	3.125%	7/1/42	3,235	2,697
University of Washington College & University Revenue	5.000%	4/1/43	1,000	1,022
University of Washington College & University Revenue	3.250%	7/1/43	125	105
University of Washington College & University Revenue PUT	4.000%	8/1/27	3,700	3,762
Washington Economic Development Finance Authority College & University Revenue	4.000%	6/1/38	6,395	6,316
Washington GO	5.000%	7/1/25	700	706
Washington GO	5.000%	7/1/25	2,525	2,548
Washington GO	5.000%	7/1/25	2,725	2,749
Washington GO	5.000%	7/1/25	10,805	10,902
Washington GO	5.000%	8/1/25	2,940	2,973
Washington GO	5.000%	8/1/25	3,215	3,251
Washington GO	4.000%	7/1/26	22,870	23,283
Washington GO	5.000%	7/1/26	395	403
Washington GO	5.000%	7/1/26	7,730	7,976
Washington GO	5.000%	7/1/26	6,000	6,191
Washington GO	5.000%	7/1/26	10,000	10,318
Washington GO	4.000%	7/1/27	4,830	4,970
Washington GO	4.000%	7/1/27	350	360
Washington GO	5.000%	7/1/27	480	505
Washington GO	5.000%	7/1/27	355	362
Washington GO	5.000%	7/1/27	10,000	10,531
Washington GO	5.000%	7/1/27	32,000	33,698
Washington GO	5.000%	8/1/27	1,035	1,067
Washington GO	5.000%	8/1/27	1,445	1,524
Washington GO	5.000%	8/1/27	10,190	10,749
Washington GO	4.000%	7/1/28	380	394
Washington GO	4.000%	7/1/28	1,170	1,213
Washington GO	5.000%	7/1/28	1,825	1,858
Washington GO	5.000%	7/1/28	12,200	13,070
Washington GO	5.000%	7/1/28	4,700	5,035
Washington GO	5.000%	8/1/28	1,650	1,737
Washington GO	5.000%	8/1/28	1,950	2,007
Washington GO	5.000%	8/1/28	5,555	5,960
Washington GO	5.000%	2/1/29	1,225	1,325
Washington GO	4.000%	7/1/29	15,000	15,681
Washington GO	5.000%	7/1/29	1,265	1,287
Washington GO	5.000%	8/1/29	10,660	10,965
Washington GO	5.000%	8/1/29	395	415
Washington GO	5.000%	8/1/29	4,110	4,485
Washington GO	4.000%	7/1/30	2,250	2,371
Washington GO	5.000%	7/1/30	730	742
Washington GO	5.000%	7/1/30	10,075	11,157
Washington GO	5.000%	7/1/30	30,000	33,222
Washington GO	5.000%	8/1/30	2,460	2,529
Washington GO	5.000%	8/1/30	430	451
Washington GO	5.000%	8/1/30	2,250	2,361
Washington GO	5.000%	8/1/30	2,500	2,623
Washington GO	5.000%	8/1/30	1,085	1,203
Washington GO	5.000%	7/1/31	16,210	18,196
Washington GO	5.000%	8/1/31	2,055	2,152
Washington GO	5.000%	8/1/31	2,910	2,990
Washington GO	5.000%	8/1/31	545	571
Washington GO	5.000%	8/1/31	9,015	10,130
Washington GO	5.000%	8/1/31	320	360
Washington GO	5.000%	7/1/32	485	493
Washington GO	5.000%	7/1/32	15,500	17,591
Washington GO	5.000%	8/1/32	3,810	3,844
Washington GO	5.000%	8/1/32	6,045	6,318
Washington GO	5.000%	8/1/32	6,345	6,632
Washington GO	5.000%	8/1/32	815	926
Washington GO	5.000%	8/1/32	620	704
Washington GO	5.000%	8/1/32	10,115	11,490
Washington GO	5.000%	2/1/33	130	146
Washington GO	5.000%	7/1/33	2,125	2,159
Washington GO	5.000%	8/1/33	850	857
Washington GO	5.000%	8/1/33	4,375	4,567
Washington GO	5.000%	8/1/33	510	577
Washington GO	5.000%	8/1/33	1,355	1,415

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington GO	5.000%	8/1/33	5,150	5,911
Washington GO	5.000%	2/1/34	65	73
Washington GO	5.000%	7/1/34	640	730
Washington GO	5.000%	8/1/34	310	318
Washington GO	5.000%	8/1/34	250	252
Washington GO	5.000%	8/1/34	1,770	1,968
Washington GO	5.000%	8/1/34	100	114
Washington GO	5.000%	8/1/34	555	626
Washington GO	5.000%	2/1/35	5,865	6,364
Washington GO	5.000%	2/1/35	545	609
Washington GO	5.000%	8/1/35	730	759
Washington GO	5.000%	8/1/35	3,965	4,455
Washington GO	5.000%	8/1/35	425	442
Washington GO	5.000%	8/1/35	3,200	3,690
Washington GO	5.000%	2/1/36	295	329
Washington GO	5.000%	7/1/36	525	594
Washington GO	5.000%	8/1/36	1,535	1,547
Washington GO	5.000%	8/1/36	55	61
Washington GO	5.000%	8/1/36	10,325	11,811
Washington GO	5.000%	2/1/37	235	260
Washington GO	5.000%	2/1/37	1,605	1,733
Washington GO	5.000%	8/1/37	8,575	8,640
Washington GO	5.000%	8/1/37	1,215	1,242
Washington GO	5.000%	8/1/37	5,905	6,310
Washington GO	5.000%	8/1/37	105	118
Washington GO	5.000%	8/1/37	505	555
Washington GO	5.000%	2/1/38	80	88
Washington GO	5.000%	2/1/38	485	506
Washington GO	5.000%	6/1/38	2,205	2,380
Washington GO	5.000%	8/1/38	1,610	1,741
Washington GO	5.000%	8/1/38	535	586
Washington GO	5.000%	8/1/38	5,210	5,839
Washington GO	5.000%	8/1/38	240	269
Washington GO	5.000%	8/1/38	65	72
Washington GO	5.000%	8/1/38	10,075	11,457
Washington GO	5.000%	2/1/39	2,095	2,301
Washington GO	5.000%	2/1/39	265	284
Washington GO	5.000%	2/1/39	420	438
Washington GO	5.000%	6/1/39	1,240	1,331
Washington GO	5.000%	7/1/39	3,750	4,255
Washington GO	5.000%	8/1/39	3,175	3,197
Washington GO	5.000%	8/1/39	615	628
Washington GO	5.000%	8/1/39	1,430	1,537
Washington GO	5.000%	8/1/39	7,530	8,386
Washington GO	5.000%	8/1/39	10	11
Washington GO	5.000%	8/1/39	5,200	5,850
Washington GO	5.000%	8/1/39	4,500	4,904
Washington GO	5.000%	2/1/40	1,905	2,083
Washington GO	5.000%	2/1/40	2,630	2,805
Washington GO	5.000%	2/1/40	505	519
Washington GO	5.000%	6/1/40	8,275	8,860
Washington GO	5.000%	8/1/40	675	680
Washington GO	5.000%	8/1/40	1,365	1,467
Washington GO	5.000%	8/1/40	2,190	2,382
Washington GO	5.000%	8/1/40	3,875	4,260
Washington GO	5.000%	8/1/40	7,500	8,331
Washington GO	5.000%	8/1/40	3,925	4,162
Washington GO	5.000%	8/1/40	4,045	4,538
Washington GO	5.000%	2/1/41	6,760	7,336
Washington GO	5.000%	2/1/41	305	324
Washington GO	5.000%	2/1/41	50	55
Washington GO	5.000%	2/1/41	50	51
Washington GO	5.000%	6/1/41	2,870	3,062
Washington GO	5.000%	8/1/41	2,665	2,877
Washington GO	5.000%	8/1/41	3,610	3,773
Washington GO	5.000%	8/1/41	1,095	1,170
Washington GO	5.000%	8/1/41	20	21
Washington GO	5.000%	8/1/41	40	44
Washington GO	5.000%	8/1/41	90	98
Washington GO	5.000%	2/1/42	3,240	3,356

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington GO	5.000%	2/1/42	2,200	2,326
	Washington GO	5.000%	2/1/42	1,010	1,088
	Washington GO	5.000%	2/1/42	30	32
	Washington GO	5.000%	2/1/42	25	27
	Washington GO	5.000%	2/1/42	1,035	1,135
	Washington GO	5.000%	8/1/42	5,675	6,030
	Washington GO	5.000%	8/1/42	10,000	10,918
	Washington GO	5.000%	8/1/42	1,265	1,317
	Washington GO	5.000%	8/1/42	565	612
	Washington GO	5.000%	8/1/42	390	410
	Washington GO	5.000%	2/1/43	80	84
	Washington GO	5.000%	2/1/43	65	70
	Washington GO	5.000%	2/1/43	2,445	2,663
	Washington GO	5.000%	8/1/43	1,070	1,112
	Washington GO	5.000%	8/1/43	6,565	7,007
	Washington GO	5.000%	8/1/43	320	336
	Washington GO	5.000%	8/1/43	3,840	4,064
	Washington GO	5.000%	2/1/44	3,670	3,852
	Washington GO	5.000%	2/1/44	490	523
	Washington GO	5.000%	2/1/44	795	855
	Washington GO	5.000%	8/1/44	705	743
	Washington GO	5.000%	8/1/44	90	97
	Washington GO	5.000%	8/1/44	615	643
	Washington GO	5.000%	2/1/45	250	264
	Washington GO	5.000%	6/1/45	1,120	1,171
	Washington GO	5.000%	8/1/45	430	459
	Washington GO	5.000%	8/1/46	320	340
	Washington GO	5.000%	8/1/46	30	32
	Washington GO	5.000%	2/1/47	11,000	11,611
	Washington GO	5.000%	8/1/48	5,000	5,317
	Washington GO	5.000%	8/1/48	7,720	8,251
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/48	2,725	2,772
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/48	5,200	5,270
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	9,950	6,649
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	5,345	3,683
[4]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	1,110	789
[4]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	2,920	2,076
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/58	3,665	3,218
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/58	75	65
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/58	1,455	1,475
	Washington State University College & University Revenue	5.000%	4/1/40	190	191
	WBRP 3.2 College & University Revenue	4.000%	1/1/48	440	421
					1,130,980
West Virginia (0.0%)
[4]	Marshall University College & University Revenue	3.000%	5/1/46	385	299
	West Virginia GO	5.000%	12/1/41	35	36
	West Virginia GO	4.000%	6/1/42	1,465	1,425
	West Virginia GO	4.000%	12/1/42	1,205	1,171
	West Virginia GO	5.000%	12/1/43	70	72
	West Virginia Higher Education Policy Commission College & University Revenue	4.000%	4/1/34	1,180	1,170
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	2,700	2,786
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/47	3,330	3,153
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/47	1,770	1,857
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/51	1,000	945
					12,914
Wisconsin (0.6%)
	Dane County WI GO	2.500%	6/1/27	1,780	1,729
	Howard-Suamico WI School District GO	1.750%	3/1/32	4,530	3,838
	Madison WI Metropolitan School District GO	1.500%	3/1/32	5,255	4,270
	Madison WI Metropolitan School District GO	1.625%	3/1/34	5,215	4,046
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/62	14,319	14,848
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/29	1,140	1,160
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/35	930	944
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/41	6,000	6,066
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/46	10,000	10,088
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/48	3,825	2,655
[3]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/42	1,250	1,343
[3]	Public Finance Authority Local or Guaranteed Housing Revenue	5.375%	7/1/47	1,950	2,083
[3]	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	7/1/52	2,255	2,412

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Public Finance Authority Local or Guaranteed Housing Revenue	5.625%	7/1/55	1,500	1,608
	Stoughton WI GO	2.375%	4/1/27	1,205	1,175
	West De Pere School District GO	3.000%	4/1/32	2,885	2,725
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/25	2,705	2,720
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/27	685	719
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/27	1,200	1,259
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/27	9,360	9,818
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	5.250%	12/15/27	225	233
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/45	4,650	1,729
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/50	3,000	851
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/55	3,000	655
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/60	20,500	3,439
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/26	4,010	4,138
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/27	2,275	2,394
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	2,375	2,491
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	1,300	1,364
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/29	1,935	2,027
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	635	703
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/31	3,585	4,024
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/32	3,775	4,281
	Wisconsin Environmental Improvement Fund Water Revenue	5.000%	6/1/33	1,465	1,669
	Wisconsin GO	5.000%	11/1/25	325	327
	Wisconsin GO	5.000%	11/1/25	2,660	2,706
[9]	Wisconsin GO	5.000%	5/1/26	12,795	13,140
	Wisconsin GO	5.000%	11/1/26	2,640	2,745
	Wisconsin GO	5.000%	11/1/26	1,030	1,071
	Wisconsin GO	5.000%	5/1/27	1,480	1,487
	Wisconsin GO	5.000%	5/1/27	1,695	1,780
[9]	Wisconsin GO	5.000%	5/1/27	7,280	7,647
	Wisconsin GO	5.000%	11/1/27	2,095	2,196
	Wisconsin GO	5.000%	11/1/27	7,190	7,538
	Wisconsin GO	5.000%	11/1/27	3,520	3,690
	Wisconsin GO	5.000%	11/1/28	280	288
	Wisconsin GO	5.000%	11/1/28	4,850	5,080
	Wisconsin GO	5.000%	11/1/28	6,480	6,787
	Wisconsin GO	5.000%	5/1/29	1,000	1,089
	Wisconsin GO	5.000%	11/1/29	1,715	1,761
	Wisconsin GO	5.000%	11/1/29	2,415	2,528
	Wisconsin GO	5.000%	11/1/29	755	790
	Wisconsin GO	5.000%	5/1/30	885	980
	Wisconsin GO	5.000%	11/1/30	2,215	2,313
	Wisconsin GO	5.000%	5/1/31	225	253
	Wisconsin GO	5.000%	5/1/31	1,215	1,366
	Wisconsin GO	5.000%	11/1/31	1,800	1,877
	Wisconsin GO	5.000%	5/1/32	755	859
	Wisconsin GO	5.000%	5/1/33	1,225	1,410
	Wisconsin GO	5.000%	5/1/34	2,545	2,905
	Wisconsin GO	5.000%	5/1/35	3,640	4,149
	Wisconsin GO	5.000%	5/1/37	2,335	2,642
	Wisconsin GO	5.000%	5/1/38	2,110	2,374
[9]	Wisconsin GO	5.000%	5/1/38	5,500	6,313
	Wisconsin GO	4.000%	5/1/39	2,350	2,375
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/46	6,455	6,152
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/51	5,000	4,697
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.700%	2/3/25	22,375	22,375
					231,194
Wyoming (0.0%)
[4]	University of Wyoming Local or Guaranteed Housing Revenue	4.000%	6/1/51	7,000	6,635
Total Tax-Exempt Municipal Bonds (Cost $39,088,262)					38,648,778

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.7%)
Investment Company (0.7%)
[15]	Vanguard Municipal Low Duration Fund (Cost $266,599)	2.123%	26,659,942	266,599
Total Investments (100.3%) (Cost $39,354,861)				38,915,377
Other Assets and Liabilities—Net (-0.3%)				(111,469)
Net Assets (100%)				38,803,908
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
2	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Step bond.
6	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2025.
10	Scheduled principal and interest payments are guaranteed by bank letter of credit.
11	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
12	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the aggregate value was $7,768,000, representing 0.0% of net assets.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
15	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	38,648,778	—	38,648,778
Temporary Cash Investments	266,599	—	—	266,599
Total	266,599	38,648,778	—	38,915,377